Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 129.6% ¤
CORPORATE BONDS & NOTES 0.5%
BANKING & FINANCE 0.4%
Ambac Assurance Corp. 5.100% due 12/31/2099 (e)	$43	$60
Preferred Term Securities Ltd.
5.119% (US0003M + 0.350%) due 03/22/2038 ~	18,961	17,712
5.613% (US0003M + 0.860%) due 07/03/2033 ~	1,025	959

		18,731

INDUSTRIALS 0.1%
CVS Pass-Through Trust 5.880% due 01/10/2028	711	703
Times Square Hotel Trust 8.528% due 08/01/2026	2,439	2,411

		3,114

Total Corporate Bonds & Notes (Cost $21,905)		21,845

U.S. GOVERNMENT AGENCIES 35.9%
Fannie Mae
1.611% due 11/25/2049 •(a)	576	78
1.673% due 01/01/2035 •	3	3
1.691% due 02/01/2035 •	2	2
1.990% due 12/01/2036 •	2	2
2.058% due 03/01/2035 •	6	6
2.077% due 12/01/2036 •	4	4
2.117% due 02/01/2035 •	3	3
2.173% due 12/01/2035 •	2	2
2.318% due 03/01/2033 •	1	1
2.375% due 03/01/2029 •	4	4
2.396% due 03/01/2035 •	2	2
2.500% due 04/01/2032 •	10	10
2.733% due 01/01/2037 •	3	3
2.744% due 09/01/2033 •	13	12
2.889% due 03/01/2044 - 10/01/2044 •	22	21
2.907% due 07/01/2033 •	3	2
3.000% due 05/01/2034 •	12	11
3.006% due 04/01/2033 •	4	4
3.007% due 03/01/2035 •	5	5
3.030% due 06/01/2033 •	3	3
3.082% due 05/01/2036 •	5	4
3.089% due 10/01/2040 •	12	12
3.134% due 07/01/2033 •	2	2
3.220% due 10/01/2031 •	4	4
3.285% due 11/01/2034 •	6	6
3.389% due 11/01/2035 •	1	1
3.465% due 05/01/2033 •	8	8
3.490% due 04/01/2034 •	1	1
3.600% due 11/01/2034 •	1	1
3.668% due 07/01/2035 •	3	3
3.821% due 07/25/2037 •	569	558
3.825% due 10/01/2034 •	2	2
3.826% due 09/01/2033 •	1	1
3.878% due 09/01/2033 •	3	3
3.887% due 03/25/2036 ~	7	7
4.000% due 09/01/2033 •	6	6
4.000% due 11/25/2033 - 01/01/2059	298	286
4.198% due 06/01/2033 - 04/01/2036 •	64	63
4.230% due 08/01/2035 •	1	1
4.238% due 04/01/2036 •	1	1
4.241% due 11/01/2032 •	12	12
4.245% due 09/01/2030 •	9	9
4.247% due 10/01/2032 •	4	4
4.250% due 10/01/2027 •	1	1
4.269% due 05/01/2036 •	3	3
4.375% due 09/01/2032 •	11	11
4.509% due 08/25/2031 •	48	45
4.655% due 02/01/2033 •	19	20
4.739% due 09/17/2027 ~	1	1
4.939% due 11/18/2031 •	1	1

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

5.000% due 06/25/2023 - 11/25/2032	433	431
5.039% due 11/25/2031 •	18	18
5.389% due 12/25/2023 ~	1	1
5.389% due 04/25/2032 •	2	2
5.500% due 12/25/2023 ~	1	1
5.500% due 09/25/2035	1,983	2,066
6.500% due 06/25/2028	8	8
7.000% due 07/25/2042	3	4
8.500% due 01/25/2025 - 11/01/2030	4	4
Freddie Mac
0.482% due 01/25/2034 ~(a)	86,301	3,217
0.776% due 03/25/2034 ~(a)	67,989	3,911
1.942% due 01/01/2035 •	3	3
1.987% due 01/01/2035 •	5	5
2.032% due 02/01/2035 •	3	3
2.181% due 09/25/2023 •	10	10
2.454% due 03/01/2034 •	8	8
2.491% due 02/01/2035 •	9	9
2.520% due 02/01/2036 •	1	1
2.583% due 04/01/2032 •	20	20
2.598% due 04/01/2033 •	1	1
2.625% due 02/01/2035 •	8	8
2.785% due 04/01/2034 •	4	4
2.889% due 02/25/2045 •	7	7
3.000% due 09/01/2046 - 03/01/2048	11,619	10,362
3.248% due 10/25/2044 •	1,165	1,161
3.448% due 07/25/2044 •	247	248
3.500% due 07/01/2046 - 02/01/2048	149	138
3.574% due 12/01/2033 •	13	13
3.586% due 09/01/2035 •	3	3
3.670% due 03/01/2028 •	2	2
3.987% due 01/01/2035 •	3	3
4.000% due 10/15/2033	19	18
4.050% due 09/01/2028 •	2	2
4.069% due 03/01/2032 •	13	13
4.090% due 09/01/2035 •	1	1
4.117% due 07/01/2037 •	1	1
4.209% due 10/01/2034 •	6	6
4.231% due 09/01/2033 •	9	10
4.362% due 11/01/2034 •	4	4
4.375% due 11/01/2034 •	11	11
4.540% due 03/01/2030 •	1	1
4.568% due 10/15/2032 •	3	3
4.640% due 05/01/2026 •	3	3
4.649% due 08/25/2031 ~	32	32
4.668% due 12/15/2029 ~	4	4
4.768% due 12/15/2031 •	1	1
4.868% due 08/15/2031 ~	4	4
5.000% due 02/15/2036	104	105
5.500% due 05/15/2036	8	8
5.780% due 08/01/2031 •	8	8
6.500% due 07/25/2043	294	305
7.000% due 06/15/2029	4	4
7.500% due 02/15/2023 - 01/15/2031	1	1
Ginnie Mae
1.750% (H15T1Y + 1.500%) due 10/20/2026 ~	6	5
1.750% due 12/20/2027 - 10/20/2033 •	12	12
2.625% due 01/20/2027 - 09/20/2033 •	37	35
2.875% due 05/20/2030 - 05/20/2032 •	17	17
3.000% due 05/20/2030 - 07/20/2030 •	23	23
4.292% due 02/20/2061 ~	198	196
4.592% due 09/20/2063 •	938	936
Ginnie Mae, TBA
2.000% due 02/01/2053	3,000	2,517
2.500% due 02/01/2053	5,800	5,033
3.500% due 02/01/2053	57,300	52,695
4.000% due 01/01/2053	6,200	5,868
4.500% due 01/01/2053	3,400	3,299
Uniform Mortgage-Backed Security
3.000% due 12/01/2026 - 10/01/2046	13,770	12,960
3.500% due 03/01/2040 - 02/01/2050	21,156	19,580
4.000% due 08/01/2038 - 03/01/2049	13,759	13,132
8.500% due 11/01/2025 - 06/01/2030	5	6
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2037 - 02/01/2053	30,300	25,752
3.000% due 01/01/2038	54,440	50,994
3.000% due 02/01/2053	199,400	175,197
3.500% due 02/01/2049	163,246	148,328
3.500% due 02/01/2053	448,650	407,913
4.000% due 01/01/2053	108,850	102,098
4.000% due 02/01/2053 - 03/01/2053	218,300	204,826
4.500% due 02/01/2053	46,200	44,476

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

6.000% due 01/01/2053 - 02/01/2053	204,600	207,507

Total U.S. Government Agencies (Cost $1,525,868)		1,506,877

U.S. TREASURY OBLIGATIONS 1.4%
U.S. Treasury Bonds
4.000% due 11/15/2042 (b)(g)	29,000	28,402
4.000% due 11/15/2052	21,800	21,837
U.S. Treasury Notes
2.375% due 05/15/2029 (i)(k)	8,900	8,093

Total U.S. Treasury Obligations (Cost $63,003)		58,332

NON-AGENCY MORTGAGE-BACKED SECURITIES 27.9%
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	3,700	3,441
225 Liberty Street Trust 3.597% due 02/10/2036	2,000	1,825
280 Park Avenue Mortgage Trust 5.117% due 09/15/2034 •	1,400	1,366
Adjustable Rate Mortgage Trust
4.929% due 11/25/2035 •	175	171
4.949% due 11/25/2035 ~	367	355
4.949% due 08/25/2036 ~	32,852	13,084
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ	10,053	8,568
American Home Mortgage Investment Trust 7.162% due 06/25/2045 •	530	519
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~	222	199
Arroyo Mortgage Trust
1.175% due 10/25/2048 ~	5,714	4,515
1.483% due 10/25/2048 ~	7,512	5,999
1.637% due 10/25/2048 ~	3,810	3,055
Ashford Hospitality Trust
5.218% due 04/15/2035 •	10,224	9,890
5.768% due 06/15/2035 •	3,100	2,985
6.168% due 06/15/2035 •	2,300	2,189
7.068% due 06/15/2035 •	3,200	3,026
BAMLL Commercial Mortgage Securities Trust
5.368% due 04/15/2036 ~	3,500	3,423
5.518% due 03/15/2034 •	900	876
Banc of America Alternative Loan Trust 6.000% due 04/25/2037	1,620	1,278
Banc of America Funding Trust
2.917% due 10/20/2046 ^~	172	134
4.273% due 01/20/2047 ^~	5	5
4.286% due 09/20/2046 ^~	475	450
4.733% due 10/20/2036 ~	2,829	2,106
5.028% due 04/20/2035 ~	210	206
5.468% due 10/26/2036 ~	78,290	71,974
Banc of America Mortgage Trust
3.587% due 06/25/2034 ~	115	110
3.648% due 06/25/2035 ~	231	199
3.848% due 10/25/2035 ^~	230	212
4.122% due 12/25/2033 ~	41	39
4.184% due 11/25/2033 ~	9	9
BCAP LLC Trust 6.789% due 10/25/2047 •	14,857	12,199
Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 ~	41	27
2.459% due 04/25/2034 ~	43	37
2.634% due 05/25/2034 ~	28	24
2.780% due 11/25/2030 ~	23	22
2.855% due 02/25/2035 ~	138	130
3.141% due 05/25/2033 ~	81	73
3.250% due 02/25/2033 ~	1	1
3.255% due 05/25/2047 ^~	237	210
3.830% due 01/25/2034 ~	21	20
3.843% due 02/25/2036 ^~	65	60
3.889% due 08/25/2035 ~	543	490
4.191% due 11/25/2034 ~	98	87
Bear Stearns ALT-A Trust
3.042% due 04/25/2035 ~	20	20
3.383% due 08/25/2036 ^~	1,579	1,046
3.553% due 02/25/2036 ^~	2,280	1,594
3.601% due 11/25/2035 ^~	889	521
3.605% due 01/25/2036 ^~	1,060	980
3.697% due 08/25/2036 ^~	1,002	533
3.764% due 07/25/2035 ~	8,266	5,857
3.811% due 12/25/2033 ~	153	145
6.114% due 09/25/2034 •	2,668	2,365
Bear Stearns Asset-Backed Securities Trust
4.639% due 07/25/2036 •	11,435	9,642
5.500% due 01/25/2034 þ	21	18
5.500% due 06/25/2034 þ	209	199

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

5.500% due 12/25/2035	65	45
5.750% due 10/25/2033 þ	114	115
Bear Stearns Mortgage Securities, Inc. 3.079% due 06/25/2030 ~	3	3
Bear Stearns Structured Products, Inc. Trust
3.523% due 01/26/2036 ^~	2,328	1,872
5.219% due 12/26/2046 ^~	2,890	2,085
BellaVista Mortgage Trust
4.839% due 05/20/2045 •	1,425	901
5.129% due 02/25/2035 ~	2,203	1,466
Benchmark Mortgage Trust 2.994% due 04/15/2054 ~	8,809	6,353
BX Trust 3.202% due 12/09/2041	2,726	2,288
Chase Mortgage Finance Trust 3.941% due 12/25/2035 ^~	645	545
Chevy Chase Funding LLC Mortgage-Backed Certificates 3.916% due 01/25/2035 ~	407	361
CIM Trust 3.750% due 12/25/2061 ~	12,457	11,771
Citigroup Commercial Mortgage Trust
3.098% due 04/10/2049	13,936	13,378
3.209% due 05/10/2049	700	652
5.273% due 12/15/2036 •	9,200	9,018
5.593% due 12/15/2036 ~	3,153	3,048
Citigroup Global Markets Mortgage Securities, Inc.
4.240% due 09/25/2033 ~	1	1
4.889% due 05/25/2032 •	19	17
8.500% due 05/25/2032	72	64
Citigroup Mortgage Loan Trust
3.440% due 09/25/2035 •	176	166
3.482% due 05/25/2042 ~	661	594
3.885% due 08/25/2035 ~	97	94
3.950% due 05/25/2035 •	4	4
4.519% due 06/25/2036 •	600	560
4.719% due 12/25/2034 ~	72	67
4.889% due 09/25/2036 •	4,037	3,777
5.189% due 08/25/2035 ^•	72	69
5.410% due 10/25/2035 ~	11	10
6.470% due 11/25/2035 ~	217	207
CitiMortgage Alternative Loan Trust 6.500% due 06/25/2037 ^	1,003	877
CityLine Commercial Mortgage Trust 2.778% due 11/10/2031 ~	800	771
COLT Mortgage Loan Trust
4.301% due 03/25/2067 ~	8,519	8,172
4.550% due 04/25/2067 ~	11,710	11,336
Commercial Mortgage Trust 3.545% due 02/10/2036	3,800	3,479
Community Program Loan Trust 4.500% due 04/01/2029	9	8
Countrywide Alternative Loan Trust
2.690% due 08/25/2035 ~	2,404	2,189
2.888% due 03/25/2047 ^•	2,391	1,988
3.048% due 02/25/2036 •	506	451
3.220% due 11/25/2035 •	91	94
3.298% due 11/25/2047 ^•	3,422	2,760
3.428% due 11/25/2047 ^~	6,242	5,036
4.533% due 02/20/2047 ^•	1,380	1,047
4.548% due 12/20/2046 ^•	6,346	5,110
4.553% due 07/20/2046 ^•	508	377
4.709% due 07/25/2036 «•	1	0
4.709% due 02/25/2047 •	397	338
4.769% due 07/25/2046 •	2,380	1,995
4.769% due 09/25/2046 ^•	229	211
4.773% due 03/20/2046 •	230	179
4.789% due 06/25/2037 •	628	550
4.889% due 05/25/2035 ~	82	63
4.889% due 05/25/2035 ^•	152	133
4.889% due 06/25/2035 •	1,420	1,196
4.929% due 02/25/2036 •	77	60
4.949% due 12/25/2035 ~	383	336
4.969% due 02/25/2036 ^~	197	173
4.993% due 11/20/2035 •	142	131
5.009% due 10/25/2035 •	118	117
5.049% due 10/25/2035 •	2,712	1,913
5.500% due 11/25/2035 ^	742	446
5.500% due 03/25/2036 ^	65	29
5.750% due 03/25/2037 ^•	264	152
5.750% due 04/25/2047 ^	370	213
5.929% due 11/25/2035 •	1,831	1,452
6.250% due 12/25/2033	12	12
6.500% due 11/25/2031	22	21
Countrywide Home Loan Mortgage Pass-Through Trust
2.168% due 02/25/2034 ~	28	27
2.980% due 04/25/2035 ^~	8	1

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

3.041% due 07/19/2033 ~	49	45
3.233% due 05/19/2033 ~	8	7
3.402% due 06/19/2031 ~	1	1
3.671% due 02/20/2035 ~	35	35
3.680% due 08/25/2034 ~	29	28
4.247% due 02/19/2034 ~	7	7
4.267% due 02/19/2034 ~	9	8
4.869% due 03/25/2036 ~	9,512	8,234
4.969% due 04/25/2035 •	12	11
4.989% due 03/25/2035 •	23	16
5.029% due 03/25/2035 •	371	299
5.029% due 03/25/2035 ~	859	765
5.069% due 02/25/2035 ~	47	39
5.089% due 02/25/2035 ~	383	323
5.169% due 02/25/2035 ~	68	56
5.309% due 09/25/2034 •	64	52
5.910% due 02/20/2036 ^~	47	39
6.000% due 11/25/2037 ^	92	51
6.537% due 02/20/2036 ^•	118	107
Credit Suisse First Boston Mortgage Securities Corp.
2.535% due 12/25/2032 ^~	27	23
3.187% due 06/25/2033 ~	103	95
3.792% due 03/25/2032 ~	53	48
3.910% due 12/25/2033 ~	49	47
5.539% due 09/25/2034 ^~	644	685
5.750% due 04/25/2033	6	6
6.250% due 07/25/2035	150	146
7.000% due 02/25/2033	10	10
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
3.139% due 07/25/2033 ~	4	4
3.643% due 10/25/2033 ~	41	39
5.500% due 11/25/2035	149	113
Credit Suisse Mortgage Capital Certificates
2.436% due 02/25/2061 ~	5,023	4,630
3.792% due 02/27/2036 ~	3,995	2,850
5.750% due 12/26/2035	180	130
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	194	120
Credit Suisse Mortgage Capital Trust
1.926% due 07/27/2061 ~	11,819	10,728
2.215% due 11/25/2061 ~	1,036	983
2.257% due 08/15/2037	1,173	1,049
2.750% due 01/25/2060	9,795	6,842
2.750% due 01/25/2060 ~	5,626	4,019
2.963% due 12/26/2059 ~	635	627
3.250% due 01/25/2060	7,373	4,958
3.250% due 01/25/2060 ~	3,775	2,643
3.518% due 01/25/2060 ~	3,343	2,213
5.668% due 10/15/2037 •	1,000	976
Deephaven Residential Mortgage Trust 4.300% due 03/25/2067 ~	2,095	1,976
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 4.749% due 01/25/2047 •	4,200	3,746
Downey Savings & Loan Association Mortgage Loan Trust 2.988% due 04/19/2046 •	278	241
Extended Stay America Trust 5.398% due 07/15/2038 ~	46,369	45,102
First Horizon Alternative Mortgage Securities Trust
3.605% due 03/25/2035 ~	96	60
3.858% due 09/25/2034 ~	347	313
4.538% due 06/25/2034 ~	836	779
4.797% due 07/25/2035 ~	3,909	3,519
GCAT LLC 2.981% due 09/25/2025 þ	373	362
GMAC Mortgage Corp. Loan Trust 0.000% due 05/25/2035 ~	6	5
GreenPoint Mortgage Funding Trust
4.809% due 04/25/2036 ~	103	86
4.849% due 06/25/2045 ~	8,457	6,100
GS Mortgage Securities Corp. Trust
3.104% due 05/10/2034	15,900	14,390
3.924% due 10/10/2032	13,300	12,795
GS Mortgage Securities Trust 3.621% due 10/10/2035	2,000	1,839
GSMPS Mortgage Loan Trust
4.739% due 09/25/2035 ~	16,840	14,499
4.739% due 01/25/2036 •	20,436	16,903
7.000% due 06/25/2043	350	352
8.000% due 09/19/2027 ~	170	160
GSR Mortgage Loan Trust
2.954% due 04/25/2035 ~	303	273
3.796% due 01/25/2036 ^~	126	121
3.955% due 09/25/2035 ~	26	25
4.124% due 04/25/2035 ~	304	288
4.739% due 01/25/2034 •	3	3
6.000% due 03/25/2032	1	1

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

HarborView Mortgage Loan Trust
3.426% due 11/19/2034 ~	4	4
3.435% due 06/19/2045 ^~	231	115
3.928% due 12/19/2035 ^~	3	3
3.979% due 08/19/2034 ~	72	66
4.719% due 01/19/2038 •	24,073	21,158
4.719% due 02/19/2046 •	211	170
4.749% due 12/19/2036 •	986	813
4.779% due 05/19/2035 ~	105	93
4.819% due 06/19/2035 •	4,524	4,242
4.819% due 03/19/2036 ^•	155	135
4.819% due 12/19/2036 ^~	685	620
5.039% due 01/19/2035 ~	12	11
5.253% due 06/20/2035 •	146	130
Hilton USA Trust
2.828% due 11/05/2035	6,500	6,183
3.719% due 11/05/2038	1,000	907
HomeBanc Mortgage Trust 5.124% due 10/25/2035 •	8,766	8,106
Impac CMB Trust 5.289% due 10/25/2033 •	4	4
Impac Secured Assets Trust 5.089% due 05/25/2036 •	13	11
IndyMac Adjustable Rate Mortgage Trust 3.544% due 01/25/2032 ~	3	3
IndyMac INDX Mortgage Loan Trust
3.122% due 06/25/2036 ~	1,699	1,128
3.129% due 06/25/2036 ~	808	634
3.289% due 06/25/2034 ~(a)	1,547	1,215
3.373% due 02/25/2036 ~	3,485	2,472
4.569% due 07/25/2037 ~	6,293	5,450
4.629% due 07/25/2036 •	14,228	12,651
4.689% due 06/25/2037 ^•	109	44
4.769% due 09/25/2046 •	365	316
4.849% due 07/25/2046 •	2,125	2,276
4.869% due 04/25/2035 •	93	77
4.949% due 03/25/2035 ~	13	13
5.029% due 02/25/2035 ~	611	525
5.029% due 07/25/2045 ~	28	24
5.189% due 11/25/2034 •	2,277	1,959
5.609% due 09/25/2034 •	69	59
JP Morgan Alternative Loan Trust
4.529% due 06/27/2037 •	1,226	917
4.869% due 07/25/2036 •	16,257	13,676
4.869% due 11/25/2036 •	4,389	3,812
4.949% due 06/25/2037 •	34,023	14,687
6.632% due 06/27/2037 ~	13,802	6,169
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	18,200	14,889
2.713% due 08/15/2049	8,347	7,938
3.648% due 12/15/2049 ~	300	280
4.549% due 07/05/2033	23,176	20,636
5.268% due 02/15/2035 ~	5,000	4,856
5.672% due 07/05/2033 ~	3,239	2,970
5.768% due 12/15/2031 •	795	758
JP Morgan Mortgage Trust
2.843% due 06/25/2035 ~	56	45
3.416% due 04/25/2035 ~	2	2
3.548% due 10/25/2035 ^~	30	24
4.233% due 10/25/2035 ~	67	58
5.000% due 07/25/2036	260	163
Legacy Mortgage Asset Trust
1.650% due 11/25/2060 þ	2,180	1,960
1.750% due 07/25/2061 þ	9,127	8,295
1.875% due 10/25/2068 þ	4,573	4,117
1.892% due 10/25/2066 þ	2,161	1,985
1.991% due 09/25/2060 ~	631	619
2.250% due 07/25/2067 þ	2,491	2,242
Lehman Mortgage Trust 5.500% due 02/25/2036 ^	212	110
Lehman XS Trust
4.749% due 11/25/2035 •	4,760	4,478
4.849% due 04/25/2046 ^~	131	157
Luminent Mortgage Trust 4.809% due 05/25/2036 •	2,719	2,344
Manhattan West Mortgage Trust 2.130% due 09/10/2039	3,400	2,908
MASTR Adjustable Rate Mortgages Trust
3.447% due 07/25/2035 ~	10,117	5,682
4.000% due 12/25/2033 ~	4	4
4.689% due 03/25/2047 ~	1,796	1,608
4.719% due 12/25/2034 •	235	207
5.489% due 09/25/2037 ~	3,500	1,553
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.018% due 11/15/2031 •	31	30

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

Merrill Lynch Mortgage Investors Trust
2.848% due 04/25/2035 ~	8	7
3.983% due 08/25/2033 ~	45	2
4.138% due 11/25/2035 ~	3,346	3,192
5.009% due 08/25/2028 ~	3	3
5.029% due 10/25/2028 ~	31	29
5.109% due 08/25/2035 •	12,000	11,011
5.129% due 03/25/2028 ~	5	5
MFA Trust
1.947% due 04/25/2065 ~	587	531
3.300% due 08/25/2061 ~	10,926	9,845
Mill City Mortgage Loan Trust
1.850% due 11/25/2060 ~	8,550	7,217
2.500% due 11/25/2060 ~	5,358	4,348
Morgan Stanley Capital Trust 5.318% due 05/15/2036 •	5,347	5,116
Morgan Stanley Mortgage Loan Trust
3.787% due 10/25/2034 ~	20	19
4.649% due 03/25/2036 •	1,008	651
Morgan Stanley Re-REMIC Trust 3.223% due 06/26/2047 ~	12,750	11,419
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034 ^	367	319
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	21,960	20,507
3.250% due 02/25/2059 ~	9,286	8,733
3.500% due 12/25/2057 ~	412	391
4.500% due 05/25/2058 ~	620	583
New York Mortgage Trust 1.670% due 08/25/2061 þ	2,587	2,331
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.754% due 10/25/2034 þ	6,871	6,357
NYO Commercial Mortgage Trust 5.413% due 11/15/2038 ~	3,865	3,515
One Market Plaza Trust 3.614% due 02/10/2032	3,200	3,080
One New York Plaza Trust 5.268% due 01/15/2036 •	9,700	9,169
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.364% due 07/25/2035 •	6,091	5,819
Preston Ridge Partners Mortgage LLC 3.720% due 02/25/2027 þ	11,691	10,986
RBS Acceptance, Inc. 4.048% due 06/25/2024 ~	2	2
Residential Accredit Loans, Inc. Trust
2.644% due 10/25/2037 ~	850	740
4.070% due 09/25/2034 ~	4	3
4.749% due 11/25/2036 •	7,016	4,332
4.769% due 04/25/2046 •	1,194	1,029
4.789% due 10/25/2046 •	8,160	7,668
6.000% due 12/25/2035	3,254	2,743
6.500% due 10/25/2036 ^	1,408	1,183
6.500% due 10/25/2036	20,701	17,388
Residential Asset Securitization Trust
4.739% due 10/25/2048	2	2
4.839% due 02/25/2034 ~	19	18
4.839% due 04/25/2035 ^•	545	307
6.000% due 08/25/2036	3,952	2,078
6.250% due 08/25/2036	1,767	1,198
6.500% due 04/25/2037 ^	4,331	1,171
Residential Funding Mortgage Securities, Inc. Trust
4.137% due 09/25/2035 ~	5,034	3,310
5.289% due 02/25/2036 ^~	34	28
RESIMAC Bastille Trust 5.102% due 09/05/2057 •	436	436
RiverView HECM Trust 5.140% due 05/25/2047 •	9,338	9,025
SACO Trust 7.000% due 08/25/2036	3	3
Sequoia Mortgage Trust
2.976% due 01/20/2047 ^~	377	254
3.867% due 02/20/2034 •	71	62
3.871% due 08/20/2034 ~	55	53
4.151% due 09/20/2032 ~	12	11
4.310% due 06/20/2034 ~	48	43
4.813% due 02/20/2035 ~	57	50
4.973% due 11/20/2034 •	18	16
5.039% due 10/19/2026 ~	18	17
5.113% due 10/20/2027 ~	3	3
5.153% due 10/20/2027 •	7	7
5.235% due 05/20/2034 ~	198	184
5.713% due 10/20/2027 ~	147	141
SFO Commercial Mortgage Trust 5.468% due 05/15/2038 ~	1,800	1,655
SG Commercial Mortgage Securities Trust 2.895% due 10/10/2048	2,052	1,968

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

Structured Adjustable Rate Mortgage Loan Trust
3.448% due 01/25/2035 ^•	358	298
3.448% due 05/25/2035 ^•	383	292
3.780% due 02/25/2034 ~	32	30
3.957% due 04/25/2034 ~	18	17
4.024% due 02/25/2036 ^~	14	13
5.124% due 06/25/2034 •	219	198
Structured Asset Mortgage Investments Trust
4.539% due 02/25/2037 •	869	764
4.579% due 09/25/2047 ~	754	657
4.929% due 08/25/2035 •	4,540	3,900
4.939% due 07/19/2034 •	351	314
4.949% due 02/25/2036 ^•	117	90
5.009% due 12/25/2035 ^~	6,851	5,445
5.039% due 03/19/2034 •	103	94
5.179% due 10/19/2033 ~	41	37
6.750% due 05/02/2030 ~	64	1
Structured Asset Securities Corp. Mortgage Loan Trust 7.500% due 10/25/2036 ^	1,097	639
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 4.682% due 07/25/2032 ~	1	1
Tharaldson Hotel Portfolio Trust
5.268% due 11/11/2034 ~	11,341	11,035
5.618% due 11/11/2034 ~	21,467	20,418
5.868% due 11/11/2034 •	10,693	10,103
6.518% due 11/11/2034 •	21,548	20,291
Thornburg Mortgage Securities Trust 2.994% due 09/25/2037 ~	2,121	2,045
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	44,413	39,111
2.250% due 12/25/2061 ~	11,876	10,917
2.710% due 01/25/2060 ~	40,714	37,507
2.900% due 10/25/2059 ~	14,081	13,141
5.389% due 10/25/2059 ~	475	471
6.089% due 10/25/2059 ~	11,615	10,749
Travelers Mortgage Services, Inc. 1.600% due 02/27/2023	2	2
UBS Commercial Mortgage Trust 5.168% due 02/15/2032 ~	15,996	15,605
Verus Securitization Trust
0.820% due 10/25/2063 ~	1,986	1,782
1.057% due 10/25/2063 ~	54	48
1.262% due 10/25/2063 ~	81	72
4.130% due 02/25/2067 þ	8,050	7,634
Wachovia Bank Commercial Mortgage Trust 0.692% due 10/15/2041 ~(a)	42	0
Wachovia Mortgage Loan Trust LLC 4.182% due 10/20/2035 ~	71	66
WaMu Mortgage Pass-Through Certificates Trust
1.989% due 11/25/2041 ~	3	2
2.335% due 03/25/2033 ~	65	61
2.888% due 11/25/2046 ~	9,562	8,167
3.048% due 08/25/2046 ~	5,037	4,615
3.096% due 08/25/2046 •	3,485	2,660
3.104% due 06/25/2034 ~	27	24
3.448% due 06/25/2042 ~	67	60
3.448% due 08/25/2042 •	908	837
4.159% due 08/25/2033 ~	6	5
4.343% due 01/25/2033 ~	896	841
4.759% due 05/25/2034 ~	17,875	16,736
4.929% due 12/25/2045 •	1,702	1,579
4.969% due 07/25/2045 ~	2,174	1,990
5.129% due 11/25/2034 •	102	92
5.169% due 10/25/2044 •	272	245
5.229% due 06/25/2044 ~	1,210	1,089
5.369% due 11/25/2034 •	263	239
5.369% due 10/25/2045 •	954	878
5.389% due 07/25/2044 •	12	11
WaMu Mortgage-Backed Pass-Through Certificates 2.653% due 12/19/2039 ~	141	128
Washington Mutual Mortgage Pass-Through Certificates Trust
2.798% due 02/25/2047 ^•	12,323	10,431
2.878% due 11/25/2046 •	13,648	10,873
3.555% due 12/25/2032 ~	88	83
3.912% due 11/25/2030 ~	7	7
5.039% due 10/25/2035 ~	359	326
5.750% due 03/25/2033	63	54
Wells Fargo Commercial Mortgage Trust
5.370% due 12/13/2031 •	21,320	21,040
5.620% due 12/13/2031 ~	17,700	17,413
6.365% due 12/13/2031 ~	1,242	1,201
Wells Fargo Mortgage Loan Trust 3.555% due 09/27/2036 ~	634	604

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

Wells Fargo Mortgage-Backed Securities Trust 4.564% due 12/25/2036 ^~	46	43

Total Non-Agency Mortgage-Backed Securities (Cost $1,267,208)		1,169,757

ASSET-BACKED SECURITIES 62.9%
510 Asset-Backed Trust 2.240% due 06/25/2061 þ	1,925	1,768
Aames Mortgage Investment Trust 5.304% due 10/25/2035 •	1,900	1,752
ABFS Mortgage Loan Trust 6.785% due 07/15/2033 þ	580	406
ACAS CLO Ltd. 5.084% due 10/18/2028 •	3,141	3,102
Accredited Mortgage Loan Trust
4.649% due 09/25/2036 ~	775	761
5.053% due 04/25/2035 •	1,567	1,561
ACE Securities Corp. Home Equity Loan Trust
4.829% due 01/25/2037 ~	23,727	5,970
4.829% due 05/25/2037 •	59,847	10,331
5.289% due 09/25/2033 ~	1,002	950
5.439% due 12/25/2033 •	246	236
5.439% due 07/25/2034 •	27	26
AFC Home Equity Loan Trust 4.616% due 06/25/2028 •	128	125
Allegro CLO Ltd. 5.244% due 10/16/2031 •	5,900	5,789
American Home Mortgage Investment Trust 4.569% due 08/25/2035 ~	4	3
American Money Management Corp. CLO Ltd. 4.991% due 04/14/2029 •	2,054	2,042
Ameriquest Mortgage Securities Trust
4.549% due 10/25/2036 •	9,634	3,211
4.629% due 10/25/2036 ~	3,196	1,065
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.130% due 06/25/2034 •	2,056	1,872
5.259% due 10/25/2035 •	15,670	15,006
5.304% due 01/25/2035 ~	500	481
5.439% due 11/25/2034 ~	6,613	6,454
5.499% due 03/25/2035 •	6,305	6,134
Amortizing Residential Collateral Trust 5.389% due 10/25/2034 •	1,771	1,724
AMSR Trust
1.632% due 07/17/2037	47,000	42,575
2.033% due 07/17/2037	11,000	9,930
Apex Credit CLO Ltd. 5.736% due 09/20/2029 ~	5,678	5,586
Apidos CLO 5.009% due 07/17/2030 ~	2,000	1,979
Arbor Realty Commercial Real Estate Notes Ltd.
5.240% due 12/15/2035 •	11,500	11,121
6.186% due 05/15/2037 ~	33,000	32,322
AREIT Trust 5.710% due 09/14/2036 ~	1,409	1,385
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.859% due 01/25/2036 •	17,888	17,263
5.124% due 10/25/2035 •	433	420
5.154% due 10/25/2035 •	37,500	33,238
5.514% due 05/25/2034 •	1,231	949
Arivo Acceptance Auto Loan Receivables Trust 1.190% due 01/15/2027	3,298	3,188
Asset-Backed Funding Certificates Trust
4.669% due 11/25/2036 ~	8,889	5,773
4.869% due 09/25/2036 •	4,060	3,848
5.069% due 04/25/2033 ~	491	452
5.409% due 03/25/2032 ~	246	236
Asset-Backed Securities Corp. Home Equity Loan Trust
4.838% due 06/15/2031 ~	111	104
5.094% due 11/25/2035 ~	29,963	29,290
5.668% due 04/15/2033 ~	22	22
Atlas Senior Loan Fund Ltd. 5.229% due 01/16/2030 •	952	942
BDS Ltd. 5.689% due 12/16/2036 ~	11,220	10,886
Bear Stearns Asset-Backed Securities Trust
2.906% due 09/25/2034 •	32	30
3.644% due 07/25/2036 ~	87	86
4.421% due 11/25/2035 ^~	893	802
4.529% due 01/25/2037 •	4,384	4,179
4.709% due 08/25/2036 ~	350	337
4.939% due 10/25/2036 •	9,128	8,255
4.990% due 03/25/2035 ~	3,000	2,799
5.049% due 10/25/2032 •	37	36
5.079% due 12/25/2035 ~	6,462	6,428
5.094% due 01/25/2035 •	3,538	3,481
5.124% due 09/25/2035 ~	302	300

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

5.189% due 10/27/2032 ~	10	10
5.289% due 12/25/2033 •	252	238
5.389% due 10/25/2037 ~	5,397	4,735
5.389% due 11/25/2042 •	84	82
5.569% due 06/25/2043 •	370	354
5.589% due 10/25/2032 •	27	26
5.639% due 08/25/2037 •	1,484	1,459
5.889% due 11/25/2042 •	51	50
6.039% due 11/25/2042 ~	59	72
BNC Mortgage Loan Trust 4.599% due 07/25/2037 •	71,568	64,255
BPCRE Holder LLC 6.725% due 01/16/2037 •	4,800	4,737
BSPRT Issuer Ltd. 5.638% due 12/15/2038 •	24,563	23,612
BXMT Ltd. 5.322% due 11/15/2037 ~	23,500	23,140
Carlyle Global Market Strategies CLO Ltd. 5.049% due 04/17/2031 •	1,097	1,082
CarNow Auto Receivables Trust 3.440% due 07/15/2024	1,501	1,496
Carrington Mortgage Loan Trust 5.493% due 07/20/2030 •	8,074	7,993
CDC Mortgage Capital Trust
5.009% due 01/25/2033 •	5	4
5.439% due 01/25/2033 •	15	16
Cedar Funding CLO Ltd. 5.179% due 07/17/2031 •	5,000	4,917
Centex Home Equity Loan Trust
4.118% due 06/25/2034 •	277	261
5.409% due 03/25/2035 ~	1,413	1,238
5.424% due 09/25/2034 •	47	48
5.660% due 09/25/2034 þ	254	256
Chase Funding Trust
4.537% due 09/25/2032	1	1
4.969% due 11/25/2034 •	2	2
5.289% due 05/25/2033 •	1,358	1,309
Chesapeake Funding LLC
0.870% due 08/15/2032	468	462
4.968% due 08/15/2032 •	468	468
CIFC Funding Ltd. 5.275% due 10/24/2030 ~	2,900	2,871
CIT Group Home Equity Loan Trust 5.364% due 12/25/2031 ~	93	92
CIT Mortgage Loan Trust 5.739% due 10/25/2037 •	103	102
Citigroup Mortgage Loan Trust
4.469% due 01/25/2037 •	609	453
4.529% due 01/25/2037 ~	12,323	11,085
4.709% due 09/25/2036 ~	10,306	9,098
4.794% due 06/25/2037 •	24,348	21,882
4.809% due 08/25/2036 •	10,113	9,793
4.909% due 03/25/2036 ~	4,570	4,066
5.064% due 11/25/2045 •	116	116
6.050% due 08/25/2035 þ	239	217
6.129% due 08/25/2035 þ	1,330	1,188
CLNC Ltd. 5.689% due 08/20/2035 •	8,922	8,768
College Avenue Student Loans LLC
1.600% due 07/25/2051	10,220	8,786
3.280% due 12/28/2048	10,879	9,766
4.130% due 12/26/2047	5,803	5,406
5.489% due 07/25/2051 •	6,096	5,884
5.589% due 12/26/2047 ~	4,252	4,176
Conseco Finance Securitizations Corp. 8.260% due 12/01/2030 ~	22,467	6,333
CoreVest American Finance Trust 1.358% due 08/15/2053	11,277	9,956
Countrywide Asset-Backed Certificates
5.289% due 05/25/2032 •	166	159
5.289% due 06/25/2034 •	878	854
5.389% due 09/25/2032 •	138	133
Countrywide Asset-Backed Certificates Trust
3.542% due 12/25/2035 ~	9,500	9,065
3.779% due 12/25/2034 ~	452	411
3.856% due 01/25/2037 ~	4,203	4,081
4.106% due 01/25/2037 •	5,436	5,371
4.529% due 06/25/2035 •	17,900	16,174
4.539% due 09/25/2046 •	4,420	4,384
4.609% due 06/25/2047 ^•	18,740	16,293
4.669% due 03/25/2047 ~	916	906
4.679% due 10/25/2047 •	39,229	34,270
4.889% due 04/25/2046 ^•	7,187	6,839
4.929% due 09/25/2036 •	107	107
4.974% due 06/25/2036 ~	14,975	14,046
5.079% due 04/25/2036 ~	6,393	6,180

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

5.109% due 05/25/2036 •	50,400	47,959
5.125% due 12/25/2034 ~	1,997	1,947
5.129% due 12/25/2034 •	15	15
5.129% due 08/25/2047 •	648	624
5.169% due 11/25/2034 •	292	276
5.169% due 05/25/2036 ~	32,300	28,202
5.364% due 10/25/2034 ~	1,118	1,087
5.484% due 04/25/2036 ^~	5,500	5,149
5.529% due 08/25/2035 ~	11,400	11,074
6.547% due 05/25/2036 ^þ	303	243
Credit Suisse ABS Trust 2.610% due 10/15/2026	4,188	4,073
Credit Suisse First Boston Mortgage Securities Corp. 4.598% due 01/25/2032 •	4	4
Credit-Based Asset Servicing & Securitization LLC
2.801% due 05/25/2036 •	5,001	3,290
3.399% due 12/25/2035 ~	1,377	1,287
6.780% due 05/25/2035 þ	221	195
CWHEQ Revolving Home Equity Loan Trust 4.508% due 04/15/2032 •	209	208
Dryden Senior Loan Fund 5.099% due 04/15/2029 ~	1,096	1,084
ECMC Group Student Loan Trust
5.389% due 01/27/2070 •	9,030	8,973
5.539% due 11/25/2069 ~	7,008	6,799
Ellington Loan Acquisition Trust 5.889% due 05/25/2037 •	2,069	1,937
EMC Mortgage Loan Trust 5.889% due 08/25/2040 •	141	135
Encore Credit Receivables Trust
5.079% due 07/25/2035 •	414	402
5.319% due 11/25/2035 •	11,430	10,352
EquiFirst Mortgage Loan Trust 4.250% due 09/25/2033 þ	125	115
Equity One Mortgage Pass-Through Trust 2.585% due 07/25/2034 •	4	4
First Franklin Mortgage Loan Trust
4.499% due 12/25/2037 ~	46,463	42,680
4.509% due 11/25/2036 ~	39,220	35,459
4.639% due 06/25/2036 •	2,505	2,460
4.699% due 11/25/2036 ~	25,256	20,625
4.709% due 06/25/2036 •	11,860	11,472
5.064% due 11/25/2035 •	1,648	1,599
5.139% due 12/25/2035 •	18,731	17,704
6.264% due 07/25/2034 •	2,771	2,716
First NLC Trust
4.529% due 08/25/2037 ~	26,952	12,776
4.669% due 08/25/2037 •	1,472	698
FirstKey Homes Trust 1.339% due 08/17/2037	3,071	2,747
Flagship Credit Auto Trust 0.700% due 04/15/2025	3	3
Fremont Home Loan Trust
4.524% due 10/25/2036 ~	33,343	29,433
4.529% due 01/25/2037 •	8,377	4,197
5.244% due 07/25/2034 ~	3,706	3,485
Gallatin CLO Ltd. 5.169% due 07/15/2031 ~	11,200	11,007
GoldenTree Loan Management U.S. CLO Ltd. 5.153% due 11/20/2030 •	1,450	1,432
Greystone Commercial Real Estate Notes Ltd. 5.498% due 09/15/2037 •	1,115	1,098
GSAMP Trust
3.354% due 10/25/2036 ^~	5,064	52
4.529% due 12/25/2036 ~	837	453
4.839% due 06/25/2036 •	12,928	10,434
5.124% due 09/25/2035 ^~	8,186	7,988
Halseypoint CLO Ltd.
5.343% due 07/20/2031 ~	10,953	10,785
5.865% due 11/30/2032 ~	6,100	6,023
HERA Commercial Mortgage Ltd. 5.389% due 02/18/2038 ~	5,200	5,036
Home Equity Asset Trust
4.989% due 11/25/2032 ~	4	3
5.289% due 12/25/2035 ~	13,097	12,840
5.304% due 03/25/2035 •	6,082	5,920
5.309% due 02/25/2033 ~	1	1
Home Equity Loan Trust 4.579% due 04/25/2037 ~	3,184	2,986
Home Equity Mortgage Loan Asset-Backed Trust 4.549% due 07/25/2037 ~	88	48
Home Equity Mortgage Trust 5.800% due 05/25/2036 ^þ	38	37
HSI Asset Loan Obligation Trust 4.136% due 12/25/2036 •	10	3

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

HSI Asset Securitization Corp. Trust
4.929% due 12/25/2035 ~	1,536	1,520
4.974% (US0001M + 0.585%) due 01/25/2036 ~	2,033	2,001
IMC Home Equity Loan Trust 7.310% due 11/20/2028	5	5
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 3.611% due 07/25/2034 •	283	272
IXIS Real Estate Capital Trust
4.589% due 01/25/2037 ~	11,354	4,492
4.709% due 08/25/2036 •	22,528	6,397
4.849% due 01/25/2037 •	41,477	16,408
Jamestown CLO Ltd. 5.419% due 04/15/2033 •	1,000	984
JP Morgan Mortgage Acquisition Corp.
5.019% due 05/25/2035 •	21,779	19,451
5.364% due 12/25/2035 •	5,000	4,473
6.189% due 07/25/2035 •	10,000	8,887
JP Morgan Mortgage Acquisition Trust
4.549% due 08/25/2036 •	1	1
4.609% due 08/25/2036 •	611	430
4.669% due 03/25/2047 ~	1,625	1,492
4.689% due 03/25/2037 ~	3,851	3,608
KKR CLO Ltd. 5.134% due 07/18/2030 ~	943	934
LCCM Trust 5.768% due 11/15/2038 ~	15,457	14,850
LCM LP 5.097% due 07/19/2027 ~	14,629	14,471
LCM Ltd.
5.063% due 07/20/2030 •(g)	21,072	20,833
5.313% due 01/20/2031 ~	4,580	4,519
Lehman XS Trust
4.849% due 03/25/2036 ~	7,189	6,856
4.869% due 03/25/2037 ~	12,581	11,334
Lendingpoint Asset Securitization Trust
1.680% due 06/15/2029	2,015	1,993
4.770% due 10/15/2029	1,967	1,922
LendingPoint Pass-Through Trust 5.700% due 07/15/2029	2,223	2,183
LMREC LLC 5.436% due 04/22/2037 ~	3,394	3,363
LoanCore Issuer Ltd. 4.722% due 07/15/2035 ~	656	637
Long Beach Mortgage Loan Trust
4.549% due 11/25/2036 ~	13,950	4,346
4.689% due 05/25/2036 ~	14,125	8,220
4.689% due 09/25/2036 ~	1,263	807
4.749% due 05/25/2046 ~	41,996	14,204
4.949% due 10/25/2034 •	415	381
5.009% due 08/25/2033 •	231	220
5.244% due 07/25/2034 ~	123	117
5.439% due 10/25/2034 ~	32	32
5.439% due 06/25/2035 •	11,095	10,745
5.814% due 03/25/2032 •	74	73
Lument Finance Trust, Inc. 5.488% due 06/15/2039 ~	1,000	977
Madison Park Funding Ltd. 5.328% due 07/27/2031 ~	2,400	2,373
Marathon CLO Ltd. 5.229% due 04/15/2029 •	4,043	4,018
Massachusetts Educational Financing Authority 5.308% due 04/25/2038 •	208	207
MASTR Asset-Backed Securities Trust
4.649% due 08/25/2036 •	12,304	6,427
5.139% due 12/25/2034 ^•	319	304
5.214% due 10/25/2034 ~	533	503
MASTR Specialized Loan Trust 5.239% due 05/25/2037 ~	247	38
Merrill Lynch First Franklin Mortgage Loan Trust 7.389% due 10/25/2037 •	129	121
Merrill Lynch Mortgage Investors Trust
4.509% due 10/25/2037 ^~	6,057	1,017
4.549% due 09/25/2037 •	130	29
4.569% due 06/25/2037 •	647	175
MF1 Ltd.
5.176% due 02/19/2037 ~	26,425	25,457
5.419% due 10/16/2036 •	25,000	23,984
5.426% due 07/16/2036 •	28,718	27,569
6.150% due 11/15/2035 ~	25,407	25,083
6.471% due 06/19/2037 •	16,500	16,267
MFA Trust 2.363% due 03/25/2060 þ	1,722	1,624
MKS CLO Ltd. 5.243% due 07/20/2030 •(g)	16,847	16,552
Morgan Stanley ABS Capital, Inc. Trust
4.449% due 05/25/2037 ~	81	71

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

4.489% due 11/25/2036 •	8,051	4,020
4.519% due 01/25/2037 •	56,275	23,263
4.689% due 06/25/2036 •	516	449
4.729% due 03/25/2037 ~	20,111	9,097
4.869% due 06/25/2036 ~	6,466	5,685
4.884% due 03/25/2036 •	19,069	16,302
5.049% due 11/25/2035 •	7,388	7,015
5.069% due 08/25/2034 ~	827	757
5.274% due 11/25/2034 ~	1,833	1,709
6.389% due 07/25/2037 ^•	314	248
Morgan Stanley Capital, Inc. Trust
4.929% due 03/25/2036 •	6,258	5,071
4.944% due 01/25/2036 •	7,117	5,318
Morgan Stanley Dean Witter Capital, Inc. Trust
5.739% due 02/25/2033 •	40	39
6.864% due 01/25/2032 ~	88	129
Morgan Stanley Mortgage Loan Trust
4.709% due 11/25/2036 •	567	63
4.909% due 10/25/2036 •	1,280	399
Mountain View CLO LLC 5.169% due 10/16/2029 •	934	924
Mountain View CLO Ltd. 5.199% due 07/15/2031 •	1,500	1,471
Nationstar Home Equity Loan Trust
4.669% due 03/25/2037 ~	5,632	5,093
4.759% due 09/25/2036 ~	5,483	4,910
Navient Private Education Loan Trust
2.650% due 12/15/2028	519	515
2.740% due 02/15/2029	17	17
3.910% due 12/15/2045	2,797	2,708
5.768% due 07/16/2040 •	3,385	3,338
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	1,987	1,785
1.330% due 04/15/2069	594	506
1.690% due 05/15/2069	1,386	1,248
5.318% due 04/15/2069 ~	2,137	2,080
Navient Student Loan Trust 5.439% due 12/27/2066 •	8,917	8,771
Nelnet Student Loan Trust
5.189% due 09/25/2065 •	11,396	11,269
5.289% due 06/27/2067 ~	24,652	24,420
New Century Home Equity Loan Trust
4.749% due 05/25/2036 •	104	101
5.064% due 02/25/2036 •	8,978	8,614
Newcastle Mortgage Securities Trust
4.974% due 03/25/2036 ~	7,406	7,402
5.109% due 03/25/2036 •	7,700	7,195
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.884% due 03/25/2036 ~	8,620	7,948
NovaStar Mortgage Funding Trust
4.489% due 03/25/2037 ~	11	4
5.124% due 01/25/2036 ~	25,000	23,248
5.169% due 05/25/2033 •	1	1
Octagon Investment Partners Ltd. 5.049% due 04/15/2031 •	4,040	3,983
Option One Mortgage Loan Trust
4.929% due 01/25/2036 •	25,000	22,148
5.169% due 02/25/2035 •	397	375
5.184% due 05/25/2034 ~	11	10
Option One Mortgage Loan Trust Asset-Backed Certificates 4.853% due 08/20/2030 ~	1	1
OSD CLO Ltd. 4.949% due 04/17/2031 ~	10,760	10,585
OZLM Ltd.
5.089% due 07/17/2029 ~	1,261	1,247
5.099% due 04/15/2031 ~	4,600	4,486
5.493% due 07/20/2030 •	1,888	1,862
5.674% due 05/16/2030 ~	8,613	8,482
Pagaya AI Debt Selection Trust
1.530% due 08/15/2029	15,159	14,624
2.030% due 10/15/2029	4,303	4,133
4.970% due 01/15/2030	3,229	3,182
Palmer Square Loan Funding Ltd.
4.879% due 10/15/2029 ~	3,878	3,822
5.043% due 07/20/2029 ~	1,973	1,951
5.475% due 02/20/2028 •	548	544
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 5.439% due 10/25/2034 •	7,098	6,949
Popular ABS Mortgage Pass-Through Trust 3.375% due 01/25/2036 ^þ	184	160
PRET LLC
1.744% due 07/25/2051 þ	3,549	3,222
1.843% due 09/25/2051 þ	32,261	28,913
1.868% due 07/25/2051 þ	4,498	3,993
2.240% due 09/27/2060 þ	1,025	939
2.487% due 07/25/2051 þ	7,372	6,846

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

2.487% due 10/25/2051 ~	1,321	1,162
2.487% due 10/25/2051 þ	14,576	13,233
3.721% due 07/25/2051 þ	17,111	16,051
5.240% due 04/25/2052 þ	12,294	11,871
5.927% due 06/25/2052 þ	22,113	21,385
RAAC Trust
4.899% due 02/25/2036 ~	100	99
8.139% due 12/25/2035 ~	1,447	1,434
Rad CLO Ltd. 5.445% due 07/24/2032 ~	14,400	14,054
Regatta Funding Ltd. 5.329% due 10/17/2030 ~	3,400	3,363
Renaissance Home Equity Loan Trust
4.934% due 08/25/2035 þ	33	32
5.489% due 09/25/2037 •	600	285
5.589% due 08/25/2032 •	599	562
5.629% due 03/25/2033 •	9	9
Residential Asset Mortgage Products Trust
4.929% due 02/25/2036 •	13,559	12,737
4.989% due 02/25/2036 ~	1,696	1,671
4.989% due 05/25/2036 ^•	13,054	11,796
5.169% due 09/25/2035 ~	2,450	2,275
Residential Asset Securities Corp. Trust
4.649% due 07/25/2036 •	1,449	1,440
4.659% due 08/25/2036 •	5,651	5,451
4.969% due 06/25/2033 •	552	493
5.034% due 03/25/2035 •	23	23
5.034% due 01/25/2036 •	10,295	9,845
6.309% due 07/25/2035 ~	1,645	1,577
6.339% due 11/25/2034 •	2,156	2,021
SACO Trust
4.749% due 05/25/2036 ~	127	150
5.139% due 07/25/2035 •	53	48
Salomon Mortgage Loan Trust 4.798% due 11/25/2033 •	29	29
Saxon Asset Securities Trust
2.047% due 03/25/2035 •	564	513
3.452% due 08/25/2035 •	4,207	3,982
4.629% due 05/25/2047 •	6,550	4,670
4.699% due 09/25/2037 •	921	866
6.139% due 12/25/2037 •	8,890	8,207
Securitized Asset-Backed Receivables LLC Trust
4.489% due 10/25/2036 ^•	4,602	1,639
4.569% due 05/25/2037 ~	23,387	17,688
4.689% due 12/25/2036 •	19,936	12,362
4.889% due 03/25/2036 ~	3,578	2,225
5.169% due 02/25/2034 •	1,697	1,634
SG Mortgage Securities Trust 4.649% due 07/25/2036 •	49,947	23,516
Shenton Aircraft Investment Ltd. 4.750% due 10/15/2042	7,891	6,136
SLC Student Loan Trust
5.574% due 11/25/2042 ~	1,047	1,040
5.669% due 03/15/2023	3,061	2,972
SLM Private Credit Student Loan Trust 5.099% due 06/15/2039 ~	1,600	1,519
SLM Student Loan Trust
5.258% due 07/25/2023 ~	9,218	9,129
5.858% due 04/25/2023 ~	11,587	11,563
5.969% due 12/15/2033 •	16,218	15,916
6.058% due 07/25/2023 ~	6,079	6,021
SMB Private Education Loan Trust
1.600% due 09/15/2054	21,183	18,835
2.880% due 09/15/2034	1,071	1,027
3.940% due 02/16/2055	18,503	17,120
4.436% due 09/15/2054 ~	8,972	8,623
4.668% due 02/16/2055 •	22,312	21,655
SoFi Professional Loan Program LLC
2.370% due 11/16/2048	20,430	18,986
2.630% due 07/25/2040	3,867	3,796
2.740% due 05/25/2040	2,158	2,131
SoFi Professional Loan Program Trust 1.950% due 02/15/2046	1,411	1,265
Sound Point CLO Ltd.
5.223% due 10/20/2030 •	15,300	15,093
5.225% due 01/23/2029 ~	933	922
5.293% due 10/20/2028 •(g)	15,638	15,514
5.315% due 01/23/2029 •	3,015	2,999
5.338% due 07/25/2030 •(g)	30,500	30,043
5.344% due 04/18/2031 •	10,400	10,177
5.363% due 01/21/2031 •	7,000	6,835
5.427% due 07/26/2031 •	8,300	8,081
Soundview Home Loan Trust
4.469% due 06/25/2037 ~	3,704	2,653
4.559% due 07/25/2037 ~	29,791	25,104
4.559% due 08/25/2037 •	24,472	21,031

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

4.639% due 08/25/2037 •	3,000	2,521
5.094% due 11/25/2035 •	2,148	2,089
5.289% due 10/25/2037 •	68,149	53,215
5.389% due 09/25/2037 •	8,235	5,763
5.689% due 11/25/2033 •	13	13
Specialty Underwriting & Residential Finance Trust
4.619% (US0001M + 0.230%) due 04/25/2037 ~	5,175	3,690
4.669% due 06/25/2037 •	31,904	28,538
4.689% due 06/25/2037 •	18,986	11,274
5.289% due 06/25/2036 ~	12,965	12,210
Structured Asset Investment Loan Trust
5.154% due 08/25/2035 ~	796	754
5.364% due 09/25/2034 ~	1	1
5.664% due 12/25/2034 •	813	779
Structured Asset Securities Corp. Mortgage Loan Trust
4.544% due 09/25/2036 ~	7,058	4,462
4.549% due 01/25/2037 ~	5,603	5,335
4.649% due 05/25/2047 •	13,716	10,640
5.514% due 04/25/2035 ~	884	870
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.375% due 08/25/2031	12	12
TCI-Symphony CLO Ltd. 4.961% due 10/13/2032 •	13,200	12,910
TCW CLO Ltd. 5.328% due 04/25/2031 ~(g)	21,700	21,369
Theorem Funding Trust 1.850% due 02/15/2028	2,339	2,282
THL Credit Wind River CLO Ltd.
5.159% due 04/15/2031 ~	12,300	11,970
5.219% due 01/15/2031 ~	1,260	1,242
TICP CLO Ltd. 5.157% due 04/26/2028 ~	2,161	2,151
Towd Point Mortgage Trust 3.000% due 11/25/2058 ~	1,309	1,285
TPG Real Estate Finance Issuer Ltd. 5.458% due 02/15/2039 ~	6,500	6,350
Tricon American Homes
1.499% due 07/17/2038	26,446	22,979
2.049% due 07/17/2038	5,280	4,642
2.249% due 07/17/2038	3,300	2,874
TruPS Financials Note Securitization Ltd. 6.316% due 09/20/2039 •	15,428	14,657
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ^~	86	76
Upstart Pass-Through Trust Series 3.800% due 04/20/2030	4,450	4,138
Upstart Securitization Trust
3.120% due 03/20/2032	8,443	8,139
4.370% due 05/20/2032	10,482	10,251
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030	1,269	1,215
Venture CLO Ltd.
4.959% due 07/15/2027 •	815	817
5.139% due 07/15/2031 ~	2,000	1,972
5.143% due 10/20/2028 •	5,872	5,800
5.263% due 04/20/2029 ~	2,079	2,058
5.293% due 07/20/2030 ~	9,693	9,470
5.343% due 01/20/2029 •	13,819	13,659
5.575% due 07/30/2032 •	12,900	12,504
5.596% due 09/07/2030 •	10,900	10,701
5.766% due 08/28/2029 •	13,350	13,213
Vibrant CLO Ltd. 5.696% due 06/20/2029 •	785	775
VMC Finance LLC 5.426% due 09/15/2036 ~	127	123
Voya CLO Ltd.
5.079% due 10/15/2030 •	8,000	7,858
5.139% due 04/15/2031 •	5,000	4,927
Washington Mutual Asset-Backed Certificates Trust 3.816% due 10/25/2036 •	81	31
Wellfleet CLO Ltd.
5.133% due 07/20/2029 •	874	862
5.153% due 04/20/2028 •	3,133	3,111
5.303% due 10/20/2029 •	3,950	3,908
Wells Fargo Home Equity Asset-Backed Securities Trust
4.734% due 01/25/2037 •	6,397	6,124

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

5.964% due 02/25/2035 ~	38	38

Total Asset-Backed Securities (Cost $2,795,040)		2,637,356

SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (f) 0.7%		28,600

U.S. TREASURY BILLS 0.3%
3.932% due 01/10/2023 - 03/23/2023 (c)(d)(k)	14,544	14,457

Total Short-Term Instruments (Cost $43,059)		43,057

Total Investments in Securities (Cost $5,716,082)		5,437,224

	SHARES
INVESTMENTS IN AFFILIATES 6.7%
SHORT-TERM INSTRUMENTS 6.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.7%
PIMCO Short-Term Floating NAV Portfolio III	29,012,428	281,885

Total Short-Term Instruments (Cost $281,794)		281,885

Total Investments in Affiliates (Cost $281,794)		281,885

Total Investments 136.3% (Cost $5,997,876)		$5,719,109
Financial Derivative Instruments (h)(j) (0.1)%(Cost or Premiums, net $9,787)		(5,651)
Other Assets and Liabilities, net (36.2)%		(1,517,120)

Net Assets 100.0%		$4,196,338

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.190%	12/30/2022	01/03/2023	$28,600	U.S. Treasury Bonds 2.875% due 05/15/2049	$(29,089)	$28,600	$28,613

Total Repurchase Agreements	$(29,089)	$28,600	$28,613

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

JML	4.252%	10/06/2022	01/03/2023	$(42,253)	$(42,697)
4.252	11/21/2022	01/03/2023	(37,863)	(38,056)
4.252	12/06/2022	01/03/2023	(13,399)	(13,443)

Total Reverse Repurchase Agreements	$(94,196)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions

BPG	(1.500)%	12/30/2022	01/03/2023	$(28,745)	$(28,741)

Total Sale-Buyback Transactions	$(28,741)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (3.6)%
Uniform Mortgage-Backed Security, TBA	3.500%	01/01/2053	$166,446	$(153,819)	$(151,235)

Total Short Sales (3.6)%	$(153,819)	$(151,235)

(g)	Securities with an aggregate market value of $130,950 and cash of $1,208 have been pledged as collateral under the terms of master agreements as of December 31, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(35,161) at a weighted average interest rate of 4.019%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures					$96.500	12/15/2023	75	$188	$(70)	$(228)
Call - CME 3-Month SOFR Active Contract December 2023 Futures					98.000	12/15/2023	75	188	(61)	(6)

Total Written Options									$(131)	$(234)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note March Futures				03/2023	809	$165,908	$109		$0	$(126)
U.S. Treasury Ultra Long-Term Bond March Futures				03/2023	257	34,518	(880)		0	(129)

							$(771)		$0	$(255)

SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract December Futures				03/2024	188	$(44,871)	$869		$21	$0
3-Month SOFR Active Contract December Futures				03/2025	97	(23,440)	266		0	(9)
3-Month SOFR Active Contract December Futures				03/2026	104	(25,173)	267		0	(10)
3-Month SOFR Active Contract June Futures				09/2024	122	(29,350)	416		3	0
3-Month SOFR Active Contract June Futures				09/2025	99	(23,956)	258		0	(10)
3-Month SOFR Active Contract March Futures				06/2024	163	(39,063)	651		12	0
3-Month SOFR Active Contract March Futures				06/2025	89	(21,526)	237		0	(9)
3-Month SOFR Active Contract March Futures				06/2026	99	(23,960)	250		0	(10)
3-Month SOFR Active Contract September Futures				12/2024	114	(27,503)	338		0	(4)
3-Month SOFR Active Contract September Futures				12/2025	81	(19,605)	207		0	(8)
U.S. Treasury 5-Year Note March Futures				03/2023	172	(18,564)	(3)		15	0
U.S. Treasury 10-Year Note March Futures				03/2023	4,553	(511,288)	2,960		640	0
U.S. Treasury Long-Term Bond March Futures				03/2023	760	(95,261)	(13)		119	0

							$6,703		$810	$(60)

Total Futures Contracts							$5,932		$810	$(315)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(1)	1-Day USD-SOFR Compounded-OIS	2.450%	Annual	12/20/2024	$197,400	$(14)	$2,953	$2,939	$101	$0
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	98,200	11	1,444	1,455	36	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	15,800	7	370	377	15	0
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027	6,800	(12)	(599)	(611)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	11,500	(24)	(843)	(867)	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	1.620	Annual	04/18/2027	10,700	(34)	(945)	(979)	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027	8,000	(28)	(646)	(674)	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	8,100	(28)	(659)	(687)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	12,600	501	1,059	1,560	26	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027	17,800	(71)	(1,110)	(1,181)	0	(36)
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027	12,300	(50)	(700)	(750)	0	(25)
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027	12,100	(61)	(550)	(611)	0	(24)

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	11,700	(58)	(425)	(483)	0	(24)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027	5,900	(30)	(161)	(191)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027	16,870	0	1,014	1,014	35	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	48,200	(351)	(1,559)	(1,910)	0	(99)
Pay	1-Day USD-SOFR Compounded-OIS	2.955	Annual	10/04/2027	10,700	(75)	(322)	(397)	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/13/2027	10,700	(25)	30	5	22	0
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029	102,000	(244)	(11,322)	(11,566)	0	(250)
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029	8,500	(23)	(824)	(847)	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	2.185	Annual	04/21/2029	7,400	(19)	(597)	(616)	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	4,100	(165)	(495)	(660)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	6,660	(716)	(45)	(761)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	5,900	(37)	(176)	(213)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	5,900	(37)	(158)	(195)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	6,400	(24)	(933)	(957)	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	5,700	(20)	(776)	(796)	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	6,100	(23)	(855)	(878)	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032	2,100	(10)	(289)	(299)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	23,300	(115)	(3,136)	(3,251)	0	(82)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	11,800	(61)	(1,531)	(1,592)	0	(41)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	71,100	(5,283)	(8,419)	(13,702)	0	(210)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	51,180	(2,503)	(5,176)	(7,679)	0	(168)
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032	1,100	(15)	(64)	(79)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032	1,100	(15)	(63)	(78)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	8,900	(74)	(307)	(381)	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	4,300	(20)	3	(17)	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.350	Annual	12/14/2032	2,100	(9)	46	37	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	174,500	20,937	27,847	48,784	714	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/15/2023	42,500	434	207	641	19	0
Pay	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023	363,700	(2,647)	(10,813)	(13,460)	0	(209)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	01/26/2024	10,800	(12)	(486)	(498)	0	(7)
Pay(1)	3-Month USD-LIBOR	1.700	Semi-Annual	03/06/2024	99,000	(123)	(3,151)	(3,274)	0	(47)
Receive	3-Month USD-LIBOR	0.928	Semi-Annual	05/06/2026	10,100	(14)	1,108	1,094	15	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026	69,500	(2,078)	(6,339)	(8,417)	0	(122)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026	176,400	(6,234)	13,333	7,099	280	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026	2,500	(54)	321	267	4	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	105,400	6,093	3,190	9,283	171	0
Pay	3-Month USD-LIBOR	1.380	Semi-Annual	01/04/2027	14,500	(33)	(1,469)	(1,502)	0	(21)
Pay	3-Month USD-LIBOR	1.570	Semi-Annual	01/12/2027	5,300	(11)	(496)	(507)	0	(7)
Pay	3-Month USD-LIBOR	1.425	Semi-Annual	01/18/2027	10,200	(26)	(1,016)	(1,042)	0	(14)
Pay	3-Month USD-LIBOR	1.418	Semi-Annual	01/20/2027	5,000	(8)	(504)	(512)	0	(7)
Pay	3-Month USD-LIBOR	1.580	Semi-Annual	02/16/2027	10,400	(28)	(968)	(996)	0	(16)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	13,600	1,179	258	1,437	25	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	62,849	(3,257)	(7,547)	(10,804)	0	(124)
Pay	3-Month USD-LIBOR	1.265	Semi-Annual	09/28/2028	8,100	(16)	(1,080)	(1,096)	0	(16)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028	35,446	706	(5,363)	(4,657)	0	(75)
Receive	3-Month USD-LIBOR	1.379	Semi-Annual	12/22/2028	7,800	(18)	1,090	1,072	16	0
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	01/20/2029	3,000	(7)	(389)	(396)	0	(5)
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/26/2029	5,100	(13)	(626)	(639)	0	(9)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029	14,800	(25)	1,761	1,736	33	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029	11,800	367	1,373	1,740	27	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030	49,400	(587)	7,120	6,533	98	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030	28,600	(505)	3,830	3,325	61	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030	14,100	(13)	1,639	1,626	32	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	320,180	13,563	41,369	54,932	730	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	9,102	40	1,761	1,801	21	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	44,422	(3,914)	(6,112)	(10,026)	0	(105)
Receive	3-Month USD-LIBOR	1.405	Semi-Annual	09/07/2031	10,100	(49)	1,862	1,813	24	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	10/05/2031	6,100	(18)	(1,081)	(1,099)	0	(14)
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/15/2031	6,100	(14)	(1,070)	(1,084)	0	(13)

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/22/2031	4,000	(11)	(701)	(712)	0	(9)
Pay	3-Month USD-LIBOR	1.545	Semi-Annual	10/26/2031	4,000	(11)	(698)	(709)	0	(9)
Pay	3-Month USD-LIBOR	1.735	Semi-Annual	01/12/2032	4,000	(13)	(633)	(646)	0	(9)
Pay	3-Month USD-LIBOR	1.655	Semi-Annual	01/24/2032	5,000	(17)	(826)	(843)	0	(11)
Pay	3-Month USD-LIBOR	1.768	Semi-Annual	02/02/2032	3,800	(14)	(590)	(604)	0	(7)
Receive	3-Month USD-LIBOR	1.988	Semi-Annual	02/09/2032	1,900	12	257	269	4	0
Receive	3-Month USD-LIBOR	2.008	Semi-Annual	02/09/2032	3,100	14	420	434	7	0
Pay	3-Month USD-LIBOR	1.524	Semi-Annual	01/19/2051	23,500	(187)	(8,336)	(8,523)	0	(106)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051	65,800	13,168	14,033	27,201	368	0
Receive	3-Month USD-LIBOR	1.967	Semi-Annual	06/23/2051	22,900	(172)	6,669	6,497	114	0
Receive	3-Month USD-LIBOR	1.968	Semi-Annual	06/23/2051	69,000	(522)	20,086	19,564	344	0
Pay	3-Month USD-LIBOR	1.815	Semi-Annual	01/24/2052	1,000	(8)	(304)	(312)	0	(5)
Pay	3-Month USD-LIBOR	1.867	Semi-Annual	01/26/2052	1,000	(9)	(293)	(302)	0	(5)

Total Swap Agreements	$26,090	$51,877	$77,967	$3,364	$(2,257)

(i)

Securities with an aggregate market value of $7,897 and cash of $37,316 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	7,700	$(24)	$(5)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	7,700	(24)	(58)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	01/19/2023	2,500	(11)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	01/19/2023	2,500	(11)	(30)
BPS	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.150	01/09/2023	4,900	(17)	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	01/09/2023	4,900	(17)	(30)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	01/23/2023	2,400	(6)	(2)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.770	01/23/2023	2,400	(6)	(12)
BRC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	01/12/2023	5,100	(16)	(1)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	01/12/2023	5,100	(16)	(17)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	01/19/2023	2,500	(11)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	01/19/2023	2,500	(11)	(30)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	2,100	(17)	(6)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	2,100	(16)	(26)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.150	01/09/2023	5,100	(18)	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	01/09/2023	5,100	(18)	(31)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	4,900	(30)	(5)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	4,900	(30)	(67)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	4,200	(33)	(12)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	4,200	(33)	(53)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.781	04/05/2024	4,800	(37)	(16)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.781	04/05/2024	4,800	(37)	(57)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	4,900	(30)	(5)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	4,900	(30)	(67)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	3,900	(25)	(5)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	3,900	(25)	(50)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	3,900	(27)	(6)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	3,900	(27)	(46)

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	3,900	(27)	(6)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	3,900	(27)	(45)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	3,900	(27)	(6)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	3,900	(27)	(44)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	4,100	(28)	(5)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	4,100	(28)	(54)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	4,200	(29)	(5)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	4,200	(29)	(59)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	4,200	(30)	(6)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	4,200	(30)	(50)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	3,900	(26)	(5)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	3,900	(26)	(51)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	5,100	(19)	(4)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	5,100	(19)	(36)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	5,100	(18)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	5,100	(18)	(40)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	7,700	(24)	(6)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	7,700	(24)	(53)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	8,300	(65)	(25)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	8,300	(65)	(104)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	4,100	(31)	(13)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	4,100	(31)	(50)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	01/12/2023	3,700	(11)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	01/12/2023	3,700	(11)	(12)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	4,100	(28)	(5)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	4,100	(28)	(56)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	3,900	(25)	(6)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	3,900	(25)	(48)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	2,500	(16)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	2,500	(16)	(34)

							$(1,411)	$(1,473)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053		$99.813	02/06/2023		1,100	$(7)	$(7)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053		100.000	02/06/2023		800	(5)	(6)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053		101.813	02/06/2023		1,100	(7)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053		102.000	02/06/2023		800	(5)	(1)
JPM	Put - OTC Fannie Mae 4.500% due 03/01/2053		97.000	03/06/2023		2,900	(25)	(45)
	Put - OTC Fannie Mae 4.500% due 03/01/2053		97.156	03/06/2023		2,900	(25)	(47)
	Call - OTC Fannie Mae 4.500% due 03/01/2053		99.000	03/06/2023		2,900	(21)	(7)
	Call - OTC Fannie Mae 4.500% due 03/01/2053		99.156	03/06/2023		2,900	(21)	(6)
	Put - OTC Fannie Mae 5.000% due 03/01/2053		98.766	03/06/2023		2,800	(24)	(38)
	Call - OTC Fannie Mae 5.000% due 03/01/2053		100.766	03/06/2023		2,800	(20)	(9)
SAL	Put - OTC Fannie Mae 5.000% due 03/01/2053		97.578	03/06/2023		1,500	(12)	(14)
	Call - OTC Fannie Mae 5.000% due 03/01/2053		99.578	03/06/2023		1,500	(11)	(11)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053		99.750	02/06/2023		9,000	(64)	(55)

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053		100.000	02/06/2023		2,500	(17)		(18)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053		101.750	02/06/2023		9,000	(52)		(21)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053		102.000	02/06/2023		2,500	(15)		(4)

							$(331)		$(291)

Total Written Options							$(1,742)		$(1,764)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(2)
								Swap Agreements, at Value(4)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Long Beach Mortgage Loan Trust 6.584% due 07/25/2033	6.250%	Monthly	07/25/2033	$68	$0	$0	$0	$0
GST	Structured Asset Investment Loan Trust 5.034% due 11/25/2034	1.950	Monthly	11/25/2034	1	0	0	0	0

						$0	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
								Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$10,428	$(2,809)	$2,706	$0	$(103)
DUB	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	116	(47)	20	0	(27)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	98	(2)	2	0	0
FBF	ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	534	(453)	353	0	(100)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	4,000	(28)	(4)	0	(32)
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	105,850	(2,203)	1,970	0	(233)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	30,000	232	(373)	0	(141)
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	160,600	(84)	(1,932)	0	(2,016)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1	0	0	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	1,650	(71)	72	1	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	81,272	(5,037)	5,011	0	(26)
JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,900	(73)	64	0	(9)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	91	(2)	2	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	71,400	(3,276)	3,340	64	0
MYC	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	13,500	(38)	(69)	0	(107)
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	11,900	(5)	(144)	0	(149)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	20	(1)	1	0	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	2,960	(103)	106	3	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	61,500	(588)	453	0	(135)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	55,100	197	(457)	0	(260)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	131,000	(339)	(704)	0	(1,043)
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	75,000	300	(1,242)	0	(942)

						$(14,430)	$9,175	$68	$(5,323)

Total Swap Agreements						$(14,430)	$9,175	$68	$(5,323)

(k)

Securities with an aggregate market value of $6,450 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 12/31/2022

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$18,731	$0	$18,731
Industrials	0	3,114	0	3,114
U.S. Government Agencies	0	1,506,877	0	1,506,877
U.S. Treasury Obligations	0	58,332	0	58,332
Non-Agency Mortgage-Backed Securities	0	1,169,757	0	1,169,757
Asset-Backed Securities	0	2,637,356	0	2,637,356
Short-Term Instruments
Repurchase Agreements	0	28,600	0	28,600
U.S. Treasury Bills	0	14,457	0	14,457

	$0	$5,437,224	$0	$5,437,224
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$281,885	$0	$0	$281,885

Total Investments	$281,885	$5,437,224	$0	$5,719,109

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(151,235)	$0	$(151,235)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	4,174	0	4,174
Over the counter	0	68	0	68

	$0	$4,242	$0	$4,242
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,806)	0	(2,806)
Over the counter	0	(7,087)	0	(7,087)

	$0	$(9,893)	$0	$(9,893)

Total Financial Derivative Instruments	$0	$(5,651)	$0	$(5,651)

Totals	$281,885	$5,280,338	$0	$5,562,223

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 128.8% ¤
CORPORATE BONDS & NOTES 7.5%
BANKING & FINANCE 5.3%
AerCap Ireland Capital DAC
3.300% due 01/30/2032		$2,000	$1,568
4.125% due 07/03/2023		804	798
American Tower Corp.
1.000% due 01/15/2032	EUR	496	391
3.800% due 08/15/2029		$836	760
Aviation Capital Group LLC
4.125% due 08/01/2025		1,200	1,121
4.375% due 01/30/2024		12	12
5.500% due 12/15/2024		1,660	1,632
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		400	345
2.528% due 11/18/2027		2,755	2,206
4.250% due 04/15/2026		700	635
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(h)(i)	EUR	2,400	2,475
Banco BTG Pactual SA 4.500% due 01/10/2025		$954	921
Bank of Ireland Group PLC 7.500% due 05/19/2025 •(h)	EUR	300	313
Barclays PLC
2.000% due 02/07/2028 •		400	425
5.875% due 09/15/2024 •(h)	GBP	500	555
6.024% (US0003M + 1.380%) due 05/16/2024 ~		$924	924
7.125% due 06/15/2025 •(h)(i)	GBP	2,273	2,605
7.250% due 03/15/2023 •(h)(i)		2,400	2,875
7.750% due 09/15/2023 •(h)(i)		$3,900	3,817
BNP Paribas SA 1.323% due 01/13/2027 •		3,500	3,063
Credit Suisse Group AG
3.091% due 05/14/2032 •		1,700	1,178
4.194% due 04/01/2031 •		250	195
5.250% due 02/11/2027 •(h)(i)		2,400	1,568
6.250% due 12/18/2024 •(h)(i)		2,800	2,207
6.375% due 08/21/2026 •(h)(i)		1,006	724
7.250% due 09/12/2025 •(h)(i)		200	144
7.500% due 07/17/2023 •(h)(i)		2,260	1,812
7.500% due 12/11/2023 •(h)(i)		5,500	4,818
Crown Castle, Inc. 4.300% due 02/15/2029		351	332
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	1,900	1,856
1.625% due 01/20/2027		3,600	3,404
1.750% due 01/17/2028		300	275
1.750% due 11/19/2030 •		1,700	1,433
2.129% due 11/24/2026 •(j)		$4,400	3,886
3.035% due 05/28/2032 •(j)		3,100	2,357
3.547% due 09/18/2031 •		4,633	3,724
3.961% due 11/26/2025 •		1,993	1,906
5.966% (US0003M + 1.230%) due 02/27/2023 ~		2,766	2,767
Equinix, Inc. 1.550% due 03/15/2028		222	184
Erste Group Bank AG 6.500% due 04/15/2024 •(h)(i)	EUR	3,400	3,561
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028		3,003	2,813
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		$1,300	1,178
4.063% due 11/01/2024		600	577
4.687% due 06/09/2025		200	191
5.125% due 06/16/2025		1,500	1,445
5.584% due 03/18/2024		600	593
General Motors Financial Co., Inc.
4.738% (US0003M + 0.990%) due 01/05/2023 ~		6	6
5.360% (SOFRRATE + 1.200%) due 11/17/2023 ~		200	200
Goldman Sachs Group, Inc. 6.162% (SOFRRATE + 1.850%) due 03/15/2028 ~		10,500	10,347
GSPA Monetization Trust 6.422% due 10/09/2029		198	190

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

Healthcare Realty Holdings LP 2.400% due 03/15/2030		241	189
HSBC Holdings PLC
2.357% due 08/18/2031 •		431	330
2.848% due 06/04/2031 •		300	240
3.000% due 05/29/2030 •	GBP	505	508
4.000% due 03/09/2026 •(h)		$1,500	1,301
4.292% due 09/12/2026 •		309	296
4.950% due 03/31/2030		200	191
ING Groep NV
3.875% due 05/16/2027 •(h)(i)		600	440
5.750% due 11/16/2026 •(h)(i)		500	444
Intesa Sanpaolo SpA
5.500% due 03/01/2028 •(h)(i)	EUR	600	532
7.750% due 01/11/2027 •(h)(i)		1,650	1,708
JPMorgan Chase & Co. 2.182% due 06/01/2028 •		$862	755
Lloyds Banking Group PLC
4.550% due 08/16/2028		266	251
7.500% due 09/27/2025 •(h)(i)		2,515	2,433
7.875% due 06/27/2029 •(h)	GBP	600	695
NatWest Group PLC
4.269% due 03/22/2025 •		$378	370
4.519% due 06/25/2024 •		388	384
4.600% due 06/28/2031 •(h)(i)		600	431
5.076% due 01/27/2030 •		222	210
6.274% (US0003M + 1.550%) due 06/25/2024 ~		3,314	3,315
8.000% due 08/10/2025 •(h)(i)		258	254
Nissan Motor Acceptance Co. LLC 2.750% due 03/09/2028		5,700	4,626
Nomura Holdings, Inc. 2.679% due 07/16/2030		409	328
Nordea Kredit Realkreditaktieselskab 1.500% due 10/01/2053	DKK	31,317	3,479
Nykredit Realkredit AS 1.500% due 10/01/2053		166,965	18,539
Park Intermediate Holdings LLC 4.875% due 05/15/2029		$1,500	1,272
Realkredit Danmark AS 1.500% due 10/01/2053	DKK	42,202	4,686
Societe Generale SA 7.875% due 12/18/2023 •(h)(i)		$5,400	5,358
Standard Chartered PLC
1.456% due 01/14/2027 •		4,300	3,734
7.750% due 04/02/2023 •(h)		700	696
Sumitomo Mitsui Financial Group, Inc. 2.130% due 07/08/2030		991	785
Toyota Motor Credit Corp. 5.050% due 12/11/2023 •		5,200	5,209
UBS Group AG 4.375% due 02/10/2031 •(h)		1,600	1,220
VICI Properties LP 4.750% due 02/15/2028		1,650	1,568
Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	2,100	1,908
2.879% due 10/30/2030 •		$1,600	1,362
3.000% due 04/22/2026		366	343
Weyerhaeuser Co. 4.000% due 04/15/2030		354	323
WP Carey, Inc. 4.250% due 10/01/2026		55	53

			154,078

INDUSTRIALS 1.8%
Aker BP ASA 2.875% due 01/15/2026		450	416
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		4,300	3,756
Boeing Co. 3.250% due 02/01/2035		500	382
Broadcom, Inc.
2.450% due 02/15/2031		1,500	1,185
3.137% due 11/15/2035		2,300	1,698
3.187% due 11/15/2036		2,136	1,541
3.419% due 04/15/2033		1,200	965
3.500% due 02/15/2041		1,600	1,142
3.750% due 02/15/2051		500	347
4.150% due 11/15/2030		282	253
CCO Holdings LLC 4.500% due 06/01/2033		900	692
Charter Communications Operating LLC
3.900% due 06/01/2052		4,000	2,526
6.090% (US0003M + 1.650%) due 02/01/2024 ~		1,032	1,037
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,300	1,178

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

CVS Health Corp.
4.125% due 04/01/2040		18	15
4.250% due 04/01/2050		196	157
CVS Pass-Through Trust 6.943% due 01/10/2030		32	33
DAE Funding LLC
1.625% due 02/15/2024		2,100	1,994
2.625% due 03/20/2025		1,800	1,686
3.375% due 03/20/2028		1,800	1,600
Dell International LLC
4.900% due 10/01/2026		22	22
5.300% due 10/01/2029		65	64
Energy Transfer LP 4.250% due 03/15/2023		107	107
Equinor ASA
3.125% due 04/06/2030		18	16
3.700% due 04/06/2050		18	14
Expedia Group, Inc.
2.950% due 03/15/2031		189	152
6.250% due 05/01/2025		1,823	1,840
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)	EUR	1,481	1,451
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$867	763
Imperial Brands Finance PLC
3.125% due 07/26/2024		330	316
3.500% due 07/26/2026		1,527	1,402
INEOS Finance PLC 2.125% due 11/15/2025	EUR	2,835	2,758
Micron Technology, Inc.
4.185% due 02/15/2027		$36	34
5.327% due 02/06/2029		187	180
MPLX LP 2.650% due 08/15/2030		1,100	894
Nakilat, Inc. 6.067% due 12/31/2033		453	468
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		570	559
3.522% due 09/17/2025		1,856	1,726
4.810% due 09/17/2030		4,600	3,914
NPC Ukrenergo 6.875% due 11/09/2028 ^(d)		400	71
Oracle Corp.
3.600% due 04/01/2040		18	13
3.850% due 04/01/2060		1,138	761
3.950% due 03/25/2051 (j)		3,700	2,652
Rolls-Royce PLC
1.625% due 05/09/2028	EUR	400	341
4.625% due 02/16/2026		100	104
Southern Co. 3.700% due 04/30/2030		$123	111
T-Mobile USA, Inc.
2.875% due 02/15/2031		1,800	1,490
3.375% due 04/15/2029		1,300	1,148
3.500% due 04/15/2031		2,000	1,731
Takeda Pharmaceutical Co. Ltd.
3.175% due 07/09/2050		658	447
3.375% due 07/09/2060		458	309
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/2024		147	145
Wynn Macau Ltd. 5.625% due 08/26/2028		2,800	2,398

			51,004

UTILITIES 0.4%
American Water Capital Corp. 3.450% due 06/01/2029		143	131
Berkshire Hathaway Energy Co. 4.250% due 10/15/2050		18	15
Consolidated Edison Co. of New York, Inc.
3.350% due 04/01/2030		266	240
3.950% due 04/01/2050		18	14
DTE Electric Co. 2.625% due 03/01/2031		311	265
Edison International 5.750% due 06/15/2027		54	54
Exelon Corp. 4.050% due 04/15/2030		18	17
Georgia Power Co. 2.650% due 09/15/2029		18	15
Pacific Gas & Electric Co.
1.700% due 11/15/2023		2,200	2,130
2.500% due 02/01/2031		582	453
3.000% due 06/15/2028		2,300	1,993
4.550% due 07/01/2030		1,200	1,091

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

Rio Oil Finance Trust 8.200% due 04/06/2028	2,060	2,090
San Diego Gas & Electric Co. 3.320% due 04/15/2050	200	144
Southern California Edison Co.
3.650% due 03/01/2028	824	770
3.700% due 08/01/2025	566	548
Verizon Communications, Inc. 3.550% due 03/22/2051	1,100	789

		10,759

Total Corporate Bonds & Notes (Cost $258,784)		215,841

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	35	41
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2046	1,505	1,394
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010 7.148% due 03/01/2043	645	759

		2,194

ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	48	49
Chicago, Illinois Waterworks Revenue Bonds, Series 2010 6.642% due 11/01/2029	110	115
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	65	66
6.725% due 04/01/2035	130	132
7.350% due 07/01/2035	93	98

		460

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009 7.242% due 01/01/2041	20	23

OHIO 0.0%
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111	67	55

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	5	5

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	690	725

Total Municipal Bonds & Notes (Cost $4,028)		3,462

U.S. GOVERNMENT AGENCIES 0.3%
Fannie Mae
0.000% due 08/25/2039 (b)(f)	94	78
0.592% due 11/25/2040 •	1	1
1.461% due 03/25/2041 •(a)	155	11
1.661% due 03/25/2037 ~(a)	44	3
1.711% due 04/25/2037 •(a)	146	11
1.761% due 11/25/2039 •(a)	24	2
1.991% due 03/25/2037 ~(a)	60	5
2.011% due 05/25/2037 •(a)	142	10
2.241% due 01/25/2031 ~(a)	790	76
2.311% due 03/25/2036 •(a)	60	4
2.401% due 04/25/2037 •(a)	278	28
2.701% due 12/01/2034 •	19	18
2.811% due 02/25/2037 •(a)	26	3
3.261% due 07/25/2033 ~(a)	14	1
3.619% due 08/01/2035 •	3	3
3.672% due 06/01/2034 •	1	1
3.887% due 03/25/2036 ~	1	1
3.906% due 03/01/2034 •	9	9
3.908% due 10/01/2035 •	1	1
4.027% due 11/01/2034 •	1	1
4.047% due 03/01/2036 •	1	1
4.366% due 09/25/2042 •	3	3
4.500% due 09/25/2040	452	442
4.719% due 04/25/2037 •	1	1
4.739% due 07/25/2037 •	7	7

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

4.769% due 07/25/2037 ~	9	9
4.789% due 09/25/2035 •	18	17
4.799% due 09/25/2035 ~	16	15
4.909% due 10/25/2040 ~	6	6
5.109% due 06/25/2037 •	73	72
9.005% due 12/25/2036 ~	3	4
Freddie Mac
2.152% due 07/15/2036 •(a)	83	7
2.190% due 09/15/2041 ~	134	109
2.224% due 02/15/2040 •	35	29
2.252% due 09/15/2036 •(a)	52	4
2.382% due 04/15/2036 ~(a)	14	1
3.248% due 10/25/2044 •	1	1
3.448% due 07/25/2044 •	2	2
3.500% due 07/15/2042 - 05/01/2049	955	878
3.508% due 06/01/2035 •	0	1
4.000% due 07/01/2047 - 03/01/2049	663	635
4.618% due 05/15/2037 ~	2	2
4.698% due 03/15/2037 ~	30	30
4.718% due 11/15/2043 ~	24	23
4.868% due 07/15/2041 ~	32	32
5.000% due 05/01/2023 - 04/15/2041	490	497
5.018% due 08/15/2037 •	79	79
5.028% due 10/15/2037 •	13	13
5.038% due 05/15/2037 - 09/15/2037 •	92	92
5.500% due 03/15/2034 - 03/01/2039	68	69
6.000% due 08/01/2027 - 12/01/2037	3	3
6.500% due 05/01/2035	20	21
Ginnie Mae
1.750% due 11/20/2044 •	126	123
2.459% due 08/20/2047 ~	217	206
2.857% due 04/20/2068 ~	452	443
3.500% due 02/15/2045 - 03/15/2045	65	61
5.000% due 08/15/2033 - 03/15/2042	767	784
6.000% due 07/15/2037 - 08/15/2037	2	2
U.S. Small Business Administration
4.430% due 05/01/2029	5	5
5.490% due 03/01/2028	5	5
6.020% due 08/01/2028	40	40
Uniform Mortgage-Backed Security
3.500% due 02/01/2043 - 09/01/2048	2,411	2,238
4.000% due 01/01/2025 - 10/01/2030	5	5
4.500% due 05/01/2023 - 02/01/2044	637	626
5.000% due 08/01/2023 - 12/01/2029	50	50
5.500% due 02/01/2025 - 09/01/2041	330	334
6.000% due 10/01/2026 - 05/01/2041	399	413
6.500% due 09/01/2036	27	27
Uniform Mortgage-Backed Security, TBA 3.500% due 02/01/2053	50	45

Total U.S. Government Agencies (Cost $10,133)		8,779

U.S. TREASURY OBLIGATIONS 4.1%
U.S. Treasury Bonds
1.375% due 11/15/2040	4,100	2,668
2.250% due 08/15/2049	146	102
3.000% due 08/15/2048	473	389
3.000% due 02/15/2049	17,298	14,255
3.125% due 05/15/2048	124	105
4.000% due 11/15/2052	100	100
4.625% due 02/15/2040	3,734	4,016
U.S. Treasury Inflation Protected Securities (g)
0.125% due 07/15/2030	28,825	25,827
0.125% due 01/15/2031 (m)	5,495	4,884
0.250% due 02/15/2050	1,739	1,174
0.625% due 07/15/2032	9,539	8,745
0.625% due 02/15/2043	770	622
0.750% due 02/15/2045	2,404	1,947
1.000% due 02/15/2046	3,020	2,568
1.000% due 02/15/2048	8,589	7,238
1.000% due 02/15/2049	9,849	8,243
1.375% due 02/15/2044	6,531	6,071
U.S. Treasury Notes
0.375% due 12/31/2025	1,000	894
0.500% due 02/28/2026	4,300	3,832
1.500% due 10/31/2024 (m)	2,002	1,897
1.750% due 12/31/2024 (m)	622	590
2.125% due 05/15/2025 (m)	2,485	2,362
2.375% due 05/15/2029	2,075	1,887
2.625% due 12/31/2025	1,777	1,700
2.750% due 05/31/2023	194	192
3.000% due 09/30/2025 (m)	10,043	9,709
3.000% due 10/31/2025	7,253	7,006

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

Total U.S. Treasury Obligations (Cost $150,009)			119,023

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.3%
Adjustable Rate Mortgage Trust 3.765% due 01/25/2036 ^~		523	407
American Home Mortgage Assets Trust
2.968% due 11/25/2046 ~		10,652	3,391
4.579% due 05/25/2046 ^~		10	8
4.579% due 10/25/2046 •		35	19
6.750% due 11/25/2046 þ		230	196
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		28	21
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~		48	43
Avon Finance PLC 4.331% due 09/20/2048 •	GBP	3,583	4,250
Banc of America Funding Trust
3.431% due 02/20/2035 ~		$9	7
3.571% due 09/20/2046 ^~		395	341
3.714% due 06/20/2037 ^~		10	8
4.496% due 09/20/2034 ~		1	1
4.733% due 10/20/2036 ~		6	4
4.773% due 04/20/2047 ^~		3	3
4.813% due 02/20/2047 ~		410	367
6.000% due 08/25/2036 ^		8	7
Banc of America Mortgage Trust
2.641% due 02/25/2034 ~		6	6
3.313% due 06/25/2035 ~		5	4
3.348% due 01/25/2035 ~		6	6
3.587% due 06/25/2034 ~		5	5
4.014% due 05/25/2033 ~		4	4
BCAP LLC Trust 4.749% due 03/25/2037 ~		1,696	1,475
Bear Stearns Adjustable Rate Mortgage Trust
2.842% due 04/25/2033 ~		1	1
3.844% due 07/25/2034 ~		6	5
3.845% due 02/25/2036 ^~		47	42
3.887% due 11/25/2034 ~		1	1
4.045% due 08/25/2033 ~		3	3
4.337% due 01/25/2033 ~		31	30
6.800% due 02/25/2036 ~		4	3
Bear Stearns ALT-A Trust
3.115% due 05/25/2035 ~		18	17
3.336% due 11/25/2035 ^~		62	55
3.354% due 10/25/2035 ^~		50	42
3.764% due 07/25/2035 ~		57	40
4.709% due 08/25/2036 ~		371	313
4.709% due 01/25/2047 ^•		38	30
4.729% due 12/25/2046 ^~		4	3
4.889% due 01/25/2036 ^•		5	7
Bear Stearns Mortgage Funding Trust 4.569% due 10/25/2036 •		16,311	13,504
BX Trust 5.615% due 10/15/2036 •		16,000	15,049
Chase Mortgage Finance Trust
3.643% due 01/25/2036 ^~		6	5
3.707% due 09/25/2036 ^~		119	98
3.824% due 12/25/2035 ^~		5	5
ChaseFlex Trust 4.689% due 07/25/2037 ~		2,576	2,471
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.619% due 05/25/2036 •		95	81
Citigroup Mortgage Loan Trust
3.150% due 10/25/2035 ^~		11	10
3.871% due 09/25/2037 ^~		138	119
4.709% due 01/25/2037 •		101	85
5.410% due 10/25/2035 ~		9	9
6.170% due 09/25/2062 þ		18,153	17,780
6.228% due 11/25/2070 þ		107	105
6.380% due 03/25/2036 ^•		24	22
CitiMortgage Alternative Loan Trust
4.989% due 04/25/2037 •		135	114
6.000% due 12/25/2036 ^		43	37
6.000% due 06/25/2037 ^		56	48
Commercial Mortgage Trust 3.545% due 02/10/2036		1,034	947
Countrywide Alternative Loan Trust
2.290% due 08/25/2035 ~		1,318	1,081
3.048% due 12/25/2035 •		6	5
3.448% due 08/25/2035 ~		21	19
3.528% due 01/25/2036 ~		78	71
4.098% due 10/20/2035 •		5	3
4.543% due 09/20/2046 ~		3,018	2,867
4.563% due 07/20/2046 ^~		8	6
4.563% due 09/20/2046 •		14	11

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

4.589% due 04/25/2047 •		2,140	1,962
4.599% due 04/25/2047 •		2,057	1,637
4.629% due 12/25/2046 ~		6,851	5,842
4.689% due 06/25/2035 ^•		966	675
4.729% due 05/25/2047 •		197	166
4.769% due 09/25/2046 ^•		52	48
4.773% due 03/20/2046 •		13	10
4.789% due 05/25/2036 ~		71	60
4.789% due 08/25/2037 •		10	7
4.813% due 05/20/2046 ^~		3	3
4.889% due 11/25/2036 •		14,160	11,622
4.909% due 12/25/2035 ~		5	5
4.939% due 05/25/2035 •		29	22
4.949% due 02/25/2037 ~		302	245
4.953% due 11/20/2035 •		39	35
4.989% due 08/25/2035 ~		225	199
4.993% due 12/20/2035 ~		42	36
5.029% due 11/25/2035 •		223	177
5.500% due 06/25/2025		181	147
5.500% due 05/25/2035		94	73
5.500% due 11/25/2035 ^		62	39
5.500% due 11/25/2035		5	3
5.750% due 03/25/2037		83	48
6.000% due 12/25/2035 ^		225	166
6.000% due 05/25/2036 ^		35	18
6.000% due 08/25/2036 ^•		42	26
6.000% due 05/25/2037 ^		108	53
6.250% due 08/25/2036		607	364
7.000% due 10/25/2037		75	28
Countrywide Home Loan Mortgage Pass-Through Trust
3.680% due 08/25/2034 ~		1	1
3.792% due 11/25/2034 ~		12	11
3.952% due 10/20/2034 ~		26	24
4.849% due 05/25/2035 ~		15	12
4.969% due 04/25/2035 •		865	747
4.989% due 05/25/2035 ~		40	31
5.029% due 03/25/2035 ~		1	1
5.049% due 02/25/2035 •		7	6
5.750% due 05/25/2037 ^		4	2
6.000% due 07/25/2036		245	140
6.000% due 01/25/2037 ^		162	84
6.000% due 02/25/2037 ^		174	91
6.500% due 12/25/2037		369	171
6.537% due 02/20/2036 ^•		2	2
Countrywide Home Loan Reperforming REMIC Trust 4.729% due 06/25/2035 ~		44	41
Credit Suisse First Boston Mortgage Securities Corp.
5.250% due 09/25/2035		223	183
Credit Suisse Mortgage Capital Certificates
3.276% due 11/30/2037 ~		16,288	14,899
3.586% due 12/27/2037 ~		5,997	5,465
4.689% due 01/27/2037 •		24	17
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 08/25/2036 ^		10	8
5.750% due 03/25/2037 ^		15	9
6.421% due 10/25/2037 ~		223	138
Credit Suisse Mortgage Capital Trust
1.796% due 12/27/2060 ~		4,048	3,718
1.926% due 07/27/2061 ~		8,477	7,695
2.215% due 11/25/2061 ~		1,658	1,573
2.688% due 03/25/2059 ~		2,274	2,160
2.963% due 12/26/2059 ~		75	74
3.861% due 06/25/2050 ~		484	409
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.769% due 02/25/2037 ^•		5,649	4,843
4.889% due 02/25/2035 •		72	68
4.889% due 02/25/2035 ~		33	31
5.049% due 02/25/2036 •		132	122
5.139% due 10/25/2047 •		197	157
Downey Savings & Loan Association Mortgage Loan Trust
4.479% due 04/19/2047 ~		578	461
4.529% due 10/19/2036 ~		131	105
4.859% due 08/19/2045 •		3	3
5.159% due 09/19/2044 •		23	20
Eurohome UK Mortgages PLC 3.946% due 06/15/2044 •	GBP	15	17
European Loan Conduit DAC 2.803% due 02/17/2030 •	EUR	107	109
First Horizon Alternative Mortgage Securities Trust
3.605% due 03/25/2035 ~		$1	1
4.186% due 12/25/2035 ~		27	22
4.435% due 06/25/2036 ^~		293	234
First Horizon Mortgage Pass-Through Trust 3.930% due 10/25/2035 ^~		64	60
Frost CMBS DAC 2.952% due 11/20/2033 •	EUR	3,596	3,642

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

FWD Securitization Trust 2.240% due 01/25/2050 ~	$62	56
GreenPoint Mortgage Funding Trust 4.749% due 01/25/2037 •	140	118
GSMSC Pass-Through Trust 4.466% due 12/26/2036 •	80	57
GSR Mortgage Loan Trust
3.061% due 11/25/2035 ~	5	5
3.652% due 07/25/2035 ~	3	3
3.719% due 11/25/2035 ~	14	12
3.760% due 04/25/2032 •	6	5
3.955% due 09/25/2035 ~	5	5
4.142% due 09/25/2035 ~	16	14
5.500% due 01/25/2037	17	21
6.000% due 02/25/2036 ^	231	106
6.000% due 07/25/2037 ^	61	43
HarborView Mortgage Loan Trust
3.529% due 06/19/2036 ^~	61	35
4.048% due 10/19/2035 ~	293	168
4.559% due 07/19/2047 ~	153	139
4.679% due 12/19/2036 ^•	6	5
4.749% due 12/19/2036 •	255	210
4.779% due 05/19/2035 ~	183	163
4.819% due 06/19/2035 •	1,579	1,481
4.819% due 12/19/2036 ^~	121	109
4.839% due 01/19/2036 ~	469	286
5.033% due 06/20/2035 ~	103	92
HomeBanc Mortgage Trust 5.009% due 03/25/2035 •	141	117
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~	20	20
Impac CMB Trust 5.029% due 03/25/2035 ~	188	171
Impac Secured Assets Trust
3.846% due 07/25/2035 ~	21	18
4.929% due 02/25/2037 ~	13,032	11,666
IndyMac INDX Mortgage Loan Trust
2.808% due 05/25/2035 ~	229	165
3.215% due 06/25/2036 ~	123	111
4.689% due 06/25/2037 ^•	5	2
4.749% due 02/25/2037 ^•	68	60
4.769% due 09/25/2046 •	56	49
4.789% due 11/25/2046 ~	514	448
4.809% due 05/25/2046 ~	5,118	4,466
4.869% due 07/25/2035 •	154	142
4.909% due 06/25/2035 •	30	23
5.029% due 07/25/2045 ~	3	3
InTown Mortgage Trust 7.622% due 08/15/2039 •	23,700	23,620
JP Morgan Alternative Loan Trust
3.133% due 05/25/2036 ^~	59	34
6.000% due 12/27/2036	55	30
6.500% due 03/25/2036 ^	1,825	1,065
JP Morgan Chase Commercial Mortgage Securities Trust 5.768% due 12/15/2031 •	256	244
JP Morgan Mortgage Trust
3.196% due 07/27/2037 ~	61	56
3.480% due 04/25/2037 ~	4	3
3.525% due 04/25/2036 ^~	659	579
3.590% due 10/25/2036 ~	5	4
3.614% due 10/25/2036 ^~	29	22
3.708% due 07/25/2035 ~	22	21
3.960% due 08/25/2035 ^~	20	16
4.001% due 07/25/2035 ~	73	67
Legacy Mortgage Asset Trust
1.750% due 04/25/2061 þ	4,147	3,769
1.750% due 07/25/2061 þ	6,355	5,775
1.875% due 10/25/2068 þ	4,372	3,935
1.892% due 10/25/2066 þ	3,521	3,235
1.991% due 09/25/2060 ~	415	407
2.250% due 07/25/2067 þ	3,238	2,915
Lehman Mortgage Trust 5.039% due 11/25/2036 •	416	211
Lehman XS Trust
4.789% due 03/25/2047 •	5,494	4,602
4.839% due 08/25/2046 ~	673	631
4.889% due 08/25/2037 •	56	50
6.089% due 09/25/2047 •	51	42
Luminent Mortgage Trust
3.087% due 04/25/2036 ~	2,130	1,581
5.109% due 04/25/2036 •	30	25
MASTR Adjustable Rate Mortgages Trust
2.642% due 07/25/2035 ^~	8	7
2.848% due 12/25/2046 ~	11,969	8,989
3.200% due 10/25/2033 ~	46	36
3.874% due 11/21/2034 ~	184	166

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^		84	56
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.758% due 12/15/2030 •		1	1
5.178% due 08/15/2032 •		19	17
Merrill Lynch Alternative Note Asset Trust
4.609% due 03/25/2037 •		128	37
4.789% due 03/25/2037 ~		1,994	570
4.809% due 04/25/2037 •		14,601	2,937
4.989% due 03/25/2037 •		82	24
6.000% due 03/25/2037		37	15
Merrill Lynch Mortgage Investors Trust
2.848% due 04/25/2035 ~		8	7
3.011% due 05/25/2033 ~		4	4
3.455% due 05/25/2036 ~		39	35
3.820% due 09/25/2035 ^~		47	38
6.709% due 02/25/2033 •		11	10
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~		60	57
Morgan Stanley Capital Trust 5.767% due 12/15/2023 •		7,500	6,843
Morgan Stanley Mortgage Loan Trust
2.915% due 07/25/2035 ~		65	57
4.386% due 06/25/2036 ~		3	3
6.000% due 08/25/2036		59	28
6.315% due 06/25/2036 þ		872	267
Morgan Stanley Re-REMIC Trust 5.250% due 05/26/2037 ~		54	31
Mortgage Equity Conversion Asset Trust 5.140% due 05/25/2042 ~		105	91
MortgageIT Mortgage Loan Trust 4.909% due 12/25/2035 ~		163	154
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,025	958
2.750% due 11/25/2059 ~		1,277	1,170
3.500% due 12/25/2057 ~		637	604
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.579% due 06/25/2037 •		3,807	3,280
5.476% due 05/25/2035 ^þ		22	11
5.769% due 06/25/2036 ~		11,083	3,156
NovaStar Mortgage Funding Trust 0.412% due 09/25/2046 ~		1,405	492
PHH Alternative Mortgage Trust 4.709% due 02/25/2037 ~		160	112
Precise Mortgage Funding PLC 4.587% due 12/12/2055 •	GBP	2,247	2,696
Preston Ridge Partners Mortgage LLC 3.720% due 02/25/2027 þ		$6,619	6,220
Prime Mortgage Trust 6.000% due 06/25/2036 ^		11	10
Residential Accredit Loans, Inc. Trust
2.644% due 10/25/2037 ~		230	200
2.848% due 09/25/2046 •		6,961	5,898
3.483% due 11/25/2037 ~		123	100
4.614% due 09/25/2034 ~		45	44
4.689% due 02/25/2037 •		56	48
4.689% due 02/25/2047 •		1,784	1,533
4.709% due 01/25/2037 ~		1,034	866
4.729% due 01/25/2037 ~		2,717	2,213
4.749% due 07/25/2036 ~		203	86
4.749% due 09/25/2036 ~		294	261
4.759% due 08/25/2036 ~		105	92
4.769% due 07/25/2036 ~		99	87
4.769% due 09/25/2036 ^•		161	147
4.889% due 08/25/2035 ^•		470	331
5.000% due 09/25/2036 ^		4	3
6.000% due 08/25/2036 ^		13	10
6.000% due 01/25/2037 ^		25	19
6.000% due 03/25/2037 ^		49	40
6.000% due 03/25/2037		64	53
6.500% due 08/25/2036		1,273	1,009
Residential Asset Securitization Trust
5.500% due 09/25/2035 ^		78	40
6.000% due 03/25/2037 ^		807	278
Residential Funding Mortgage Securities, Inc. Trust 3.726% due 04/25/2037 ~		114	89
Residential Mortgage Securities PLC 4.681% due 06/20/2070 ~	GBP	1,360	1,638
RESIMAC Bastille Trust 5.022% due 12/05/2059 ~		$27	26
Sequoia Mortgage Trust
3.182% due 09/20/2046 ^~		72	50
4.913% due 07/20/2034 ~		115	101
5.215% due 05/20/2034 ~		5	5
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~		111	102

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

Structured Adjustable Rate Mortgage Loan Trust
3.448% due 01/25/2035 ^•		3	2
3.490% due 03/25/2036 ^~		29	21
3.565% due 01/25/2035 ~		18	18
3.675% due 11/25/2035 ^~		44	39
3.778% due 08/25/2035 ~		22	13
3.780% due 02/25/2034 ~		1	0
4.689% due 08/25/2036 ^•		34	24
6.689% due 12/25/2037 ^•		455	387
Structured Asset Mortgage Investments Trust
1.567% due 02/25/2036 ^•		12	9
4.509% due 08/25/2036 •		134	113
4.769% due 07/25/2046 ^~		52	39
4.809% due 04/25/2036 •		19	17
4.829% due 05/25/2046 •		9	3
4.849% due 02/25/2036 ^•		47	40
4.949% due 02/25/2036 ^•		3	2
5.039% due 02/19/2035 ~		2	2
SunTrust Adjustable Rate Mortgage Loan Trust 3.504% due 01/25/2037 ^~		44	33
Taurus UK DAC 4.101% due 05/17/2031 ~	GBP	1,291	1,469
Thornburg Mortgage Securities Trust
1.528% due 03/25/2044 ~		$37	36
3.551% due 12/25/2044 ~		61	57
6.666% due 06/25/2047 ^•		169	150
6.666% due 06/25/2047 •		3	3
Towd Point Mortgage Funding
3.826% due 07/20/2045 ~	GBP	4,420	5,287
4.471% due 02/20/2054 •		166	200
Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$8,242	7,577
2.900% due 10/25/2059 ~		771	720
3.000% due 01/25/2058 ~		159	154
3.204% due 10/25/2057 ~		1,031	824
5.389% due 05/25/2058 ~		42	41
5.389% due 10/25/2059 ~		59	58
WaMu Mortgage Pass-Through Certificates Trust
2.499% due 12/25/2046 ~		12	11
2.748% due 03/25/2047 ^~		2,452	2,067
2.798% due 06/25/2047 •		1,768	1,370
2.826% due 01/25/2037 ^~		50	41
2.858% due 07/25/2047 •		32	26
2.928% due 10/25/2046 ^•		353	295
3.030% due 12/25/2046 •		13	12
3.048% due 02/25/2046 ~		155	137
3.096% due 08/25/2046 •		76	58
3.118% due 01/25/2046 •		999	850
3.211% due 02/25/2037 ^~		17	15
3.229% due 06/25/2037 ^~		301	270
3.240% due 06/25/2037 ^~		90	78
3.290% due 02/25/2037 ^~		125	113
3.390% due 06/25/2033 ~		21	19
3.548% due 10/25/2046 ~		540	479
3.548% due 11/25/2046 •		438	378
3.600% due 12/25/2036 ^~		28	24
3.666% due 08/25/2035 ~		17	16
3.813% due 10/25/2035 ~		14	13
3.889% due 12/25/2035 ~		139	129
3.952% due 01/25/2035 ~		35	32
4.929% due 12/25/2045 •		5,978	5,233
4.949% due 11/25/2045 •		4	4
4.969% due 10/25/2045 ~		10	10
4.969% due 12/25/2045 ~		284	247
5.029% due 01/25/2045 ~		1	1
5.169% due 01/25/2045 •		445	405
5.189% due 12/25/2045 •		1,187	1,080
5.549% due 11/25/2045 ~		1,751	1,552
Washington Mutual Mortgage Pass-Through Certificates Trust
2.798% due 02/25/2047 ^•		691	585
2.878% due 11/25/2046 •		59	47
2.898% due 10/25/2046 ^•		92	75
2.988% due 04/25/2046 ~		45	37
4.051% due 09/25/2036 ~		346	102
4.051% due 09/25/2036 þ		661	193
4.889% due 02/25/2036 •		365	297
Wells Fargo Alternative Loan Trust
3.563% due 07/25/2037 ^~		3	3
6.250% due 07/25/2037 ^		90	75
Wells Fargo Mortgage-Backed Securities Trust
4.437% due 09/25/2036 ^~		3	3

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

4.564% due 12/25/2036 ^~		19	18

Total Non-Agency Mortgage-Backed Securities (Cost $323,686)			298,869

ASSET-BACKED SECURITIES 42.6%
510 Asset-Backed Trust 2.240% due 06/25/2061 þ		1,668	1,533
Aames Mortgage Investment Trust
5.006% due 07/25/2035 •		383	379
6.041% due 01/25/2035 •		62	58
ACAS CLO Ltd. 5.084% due 10/18/2028 •		2,679	2,646
Accredited Mortgage Loan Trust 4.649% due 09/25/2036 ~		442	434
ACE Securities Corp. Home Equity Loan Trust
4.509% due 10/25/2036 ~		1	0
4.609% due 11/25/2036 •		3,785	1,671
4.629% due 12/25/2036 ~		319	175
4.669% due 07/25/2036 •		2,708	2,561
4.709% due 03/25/2037 •		29,912	13,630
4.869% due 06/25/2036 •		1,836	1,336
5.004% due 12/25/2035 •		1,250	1,105
5.049% due 08/25/2035 ~		8,916	8,582
5.334% due 05/25/2035 •		4,760	4,173
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 5.094% due 10/25/2035 •		951	888
American Money Management Corp. CLO Ltd. 4.991% due 04/14/2029 •		2,739	2,722
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.245% due 11/25/2034 •		847	784
5.154% due 10/25/2035 •		57	57
5.259% due 11/25/2035 ~		1,300	1,211
5.364% due 07/25/2035 ~		2,000	1,810
5.409% due 10/25/2034 •		1,155	1,135
5.514% due 11/25/2034 •		84	79
Aqueduct European CLO DAC 2.096% due 07/20/2030 ~	EUR	5,294	5,556
Arbor Realty Commercial Real Estate Notes Ltd.
6.736% due 05/15/2037 •		$5,900	5,769
7.236% due 05/15/2037 •		5,900	5,787
AREIT Trust 6.159% due 11/17/2038 ~		3,700	3,513
Ares European CLO DAC 2.158% due 10/15/2031 •	EUR	10,600	10,998
Argent Securities Trust
4.499% due 09/25/2036 •		$70	23
4.689% due 07/25/2036 •		513	444
4.749% due 04/25/2036 •		16,746	5,575
4.769% due 03/25/2036 ~		806	697
4.869% due 05/25/2035 •		63	56
4.869% due 06/25/2036 •		8,950	2,523
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.364% due 01/25/2034 •		222	200
5.049% due 11/25/2035 •		11,831	11,356
Asset-Backed Funding Certificates Trust 5.124% due 03/25/2035 •		4,108	3,716
Asset-Backed Securities Corp. Home Equity Loan Trust
5.199% due 06/25/2034 ~		614	570
5.349% due 07/25/2035 •		13	13
5.484% due 02/25/2035 ~		17	17
Bear Stearns Asset-Backed Securities Trust
4.081% due 10/25/2036 ~		5	5
4.629% due 06/25/2047 •		412	410
4.709% due 08/25/2036 ~		821	791
4.739% due 05/25/2037 ^•		13,644	10,475
4.991% due 02/25/2034 •		1,448	1,370
5.064% due 08/25/2036 ~		49	48
5.119% due 12/25/2034 •		4,939	4,749
5.216% due 08/25/2034 ~		638	644
5.439% due 08/25/2037 •		417	373
Benefit Street Partners CLO Ltd. 5.579% due 10/15/2030 •		8,150	7,894
Black Diamond CLO DAC 2.778% due 05/15/2032 •	EUR	8,800	9,133
Blackrock European CLO DAC 1.998% due 10/15/2031 ~		4,500	4,671
BlueMountain Fuji EUR CLO II DAC 2.028% due 07/15/2030 ~		5,040	5,270
BPCRE Holder LLC 6.725% due 01/16/2037 •		$7,200	7,105
BSPRT Issuer Ltd. 6.632% due 07/15/2039 •		22,500	22,015
Cairn CLO DAC
2.158% due 10/15/2031 ~	EUR	2,900	3,039
2.178% due 04/30/2031 ~		4,342	4,533
2.275% due 01/31/2030 •		654	686

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

Carlyle Euro CLO DAC 2.688% due 08/15/2032 ~		7,900	8,215
Carrington Mortgage Loan Trust
4.649% due 02/25/2037 ~		$341	307
5.139% due 10/25/2035 •		1,493	1,420
5.363% due 10/20/2029 •		1,643	1,623
Carvana Auto Receivables Trust 5.640% due 01/15/2026		11,300	11,234
Centex Home Equity Loan Trust
4.884% due 06/25/2036 •		9,500	8,451
5.034% due 03/25/2034 •		200	191
Chase Funding Trust 5.029% due 08/25/2032 ~		11	11
CIT Mortgage Loan Trust 5.889% due 10/25/2037 ~		20,000	19,045
Citigroup Mortgage Loan Trust
4.539% due 12/25/2036 ~		315	132
4.569% due 01/25/2037 •		4,429	3,302
4.579% due 05/25/2037 •		1,517	1,014
4.589% due 05/25/2037 ~		2,347	1,622
4.689% due 10/25/2036 •		99	65
4.709% due 09/25/2036 •		37	26
4.809% due 08/25/2036 •		4,191	4,058
4.839% due 10/25/2036 •		170	168
4.869% due 08/25/2036 ~		3,282	2,866
4.909% due 03/25/2036 ~		904	804
5.289% due 09/25/2035 ^~		4,930	4,525
7.250% due 05/25/2036 þ		370	193
Countrywide Asset-Backed Certificates
4.669% due 03/25/2037 •		1,992	1,927
4.789% due 02/25/2037 ~		105	95
4.869% due 04/25/2037 •		233	190
Countrywide Asset-Backed Certificates Trust
3.573% due 05/25/2036 •		2,956	2,844
4.529% due 06/25/2035 •		89	80
4.529% due 07/25/2037 ~		295	266
4.529% due 04/25/2047 ~		61	58
4.539% due 06/25/2047 ^•		3	3
4.569% due 11/25/2047 ^•		34	33
4.589% due 06/25/2047 ^•		65	56
4.599% due 05/25/2047 ^~		105	93
4.609% due 09/25/2037 ^•		150	154
4.619% due 05/25/2037 ~		2,067	1,936
4.639% due 06/25/2047 ~		2,305	2,209
4.669% due 03/25/2037 •		134	128
4.669% due 12/25/2046 •		1,964	1,814
4.679% due 10/25/2047 •		7,600	6,639
4.689% due 03/25/2047 ^~		430	420
4.789% due 08/25/2036 •		476	474
4.929% due 03/25/2036 •		274	252
4.969% due 08/25/2036 •		1	1
4.989% due 06/25/2036 •		16	16
5.129% due 08/25/2047 •		217	209
5.349% due 02/25/2036 •		2,862	2,788
5.424% due 12/25/2035 ~		145	137
5.739% due 08/25/2047 ~		10,000	9,120
6.339% due 08/25/2035 ~		3,000	2,700
6.867% due 09/25/2046 þ		1,879	1,352
Countrywide Partnership Trust 5.289% due 02/25/2035 •		1,037	979
CQS U.S. CLO Ltd. 6.747% due 07/20/2031 •		13,500	13,406
Credit-Based Asset Servicing and Securitization LLC 5.439% due 03/25/2046 ~		914	910
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036 þ		1,367	299
CVC Cordatus Loan Fund DAC
2.028% due 10/15/2031 ~	EUR	8,400	8,732
2.112% due 07/21/2030 ~		600	630
2.676% due 09/15/2031 ~		3,200	3,334
Dryden Euro CLO DAC
2.038% due 04/15/2033 •		15,500	16,098
2.622% due 05/15/2034 •		9,100	9,467
ECMC Group Student Loan Trust 5.389% due 07/25/2069 •		$339	332
Ellington Loan Acquisition Trust 5.489% due 05/25/2037 •		3,347	3,215
EMC Mortgage Loan Trust 5.689% due 02/25/2041 •		4	4
Encore Credit Receivables Trust 5.124% due 09/25/2035 •		30	29
Euro-Galaxy CLO DAC 2.122% due 04/24/2034 ~	EUR	3,150	3,270
Fieldstone Mortgage Investment Trust
4.769% due 05/25/2036 ~		$111	76
4.929% due 05/25/2036 ~		2,563	1,759

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

First Franklin Mortgage Loan Trust
4.494% due 10/25/2036 ~		12,753	10,801
4.549% due 11/25/2036 ~		110	108
4.699% due 09/25/2036 •		7,363	6,726
4.869% due 04/25/2036 •		2,757	2,495
4.869% due 05/25/2036 •		12,581	10,309
4.889% due 06/25/2036 ~		3,500	3,072
5.109% due 11/25/2035 •		375	344
FREED ABS Trust
1.910% due 03/19/2029		10,440	10,131
4.500% due 08/20/2029		6,704	6,683
Fremont Home Loan Trust
4.524% due 10/25/2036 ~		468	413
4.529% due 11/25/2036 •		2,588	1,549
4.539% due 10/25/2036 ~		747	316
4.709% due 08/25/2036 ~		10,258	3,557
4.729% due 02/25/2037 ~		4,819	1,723
5.124% due 01/25/2035 •		125	120
5.124% due 07/25/2035 ~		2	2
5.439% due 11/25/2034 •		1,168	1,088
Galaxy CLO Ltd. 5.049% due 10/15/2030 •		280	274
GE-WMC Asset-Backed Pass-Through Certificates 5.029% due 12/25/2035 ~		11,127	10,440
GLS Auto Receivables Issuer Trust 3.550% due 01/15/2026		16,516	16,327
GSAA Home Equity Trust
3.755% due 03/25/2036 ~		162	38
4.489% due 05/25/2037 ~		185	62
4.529% due 03/25/2036 •		144	54
4.629% due 06/25/2036 ~		60	14
4.789% due 03/25/2037 ~		1,394	428
5.029% due 04/25/2047 ~		285	138
5.454% due 06/25/2035 •		100	95
5.995% due 03/25/2046 ^~		1,352	569
6.795% due 06/25/2036 þ		250	67
GSAMP Trust
4.439% due 12/25/2046 •		141	71
4.479% due 01/25/2037 •		1,093	664
4.489% due 12/25/2046 •		103	52
4.519% due 12/25/2046 •		5,384	2,904
4.529% due 12/25/2036 ~		2,486	1,347
4.539% due 12/25/2046 ~		512	257
4.559% due 12/25/2036 •		293	146
4.569% due 11/25/2035 •		1	0
4.619% due 01/25/2037 •		3,394	2,723
4.689% due 09/25/2036 •		3,937	1,458
4.789% due 01/25/2047 ~		1,639	872
4.869% due 03/25/2046 ~		135	130
4.889% due 05/25/2046 •		560	525
6.189% due 06/25/2035 •		197	189
GSRPM Mortgage Loan Trust 5.289% due 03/25/2035 ~		911	879
Harvest CLO DAC
2.018% due 10/15/2031 •	EUR	2,500	2,601
2.136% due 10/20/2031 •		7,200	7,485
HERA Commercial Mortgage Ltd. 5.389% due 02/18/2038 ~		$5,700	5,520
Home Equity Asset Trust 3.826% due 02/25/2036 ~		221	212
Home Equity Loan Trust
4.619% due 04/25/2037 •		5,735	5,525
4.729% due 04/25/2037 ~		314	276
HSI Asset Securitization Corp. Trust
4.224% due 04/25/2037 ~		848	590
4.589% due 07/25/2036 ~		114	53
4.609% due 12/25/2036 ~		820	224
4.709% due 05/25/2037 •		30	30
4.869% due 11/25/2035 •		662	596
Invesco Euro CLO DAC 2.028% due 07/15/2031 ~	EUR	1,000	1,040
IXIS Real Estate Capital Trust
4.789% due 03/25/2036 ^~		$185	96
4.849% due 01/25/2037 •		10,937	4,327
JP Morgan Mortgage Acquisition Trust
4.599% due 10/25/2036 ~		150	148
4.689% due 07/25/2036 •		59	27
4.789% due 07/25/2036 ~		1,874	1,722
Jubilee CLO DAC
1.988% due 04/15/2030 •	EUR	6,700	7,011
2.028% due 04/15/2031 •		5,700	5,930
KKR CLO Ltd. 5.479% due 04/15/2031 •		$3,850	3,679
KKR Static CLO Ltd. 5.077% due 07/20/2031 ~		5,000	4,814

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

Lehman XS Trust 4.709% due 05/25/2036 •		66	55
LendingClub Receivables Trust
3.750% due 01/15/2027		3,120	3,079
3.750% due 12/15/2045		1,813	1,787
4.000% due 08/15/2025		1,649	1,635
Long Beach Mortgage Loan Trust
4.549% due 12/25/2036 ~		385	265
4.559% due 12/25/2036 ~		268	102
4.689% due 05/25/2036 ~		51	30
4.829% due 02/25/2036 •		404	390
4.909% due 08/25/2045 •		22	21
4.929% due 05/25/2046 •		334	113
4.989% due 01/25/2036 •		7,980	7,144
5.034% due 11/25/2035 •		3	3
5.304% due 08/25/2035 ~		5,466	4,893
5.364% due 04/25/2035 •		80	79
5.814% due 02/25/2035 ~		8,445	7,652
M360 Ltd. 6.611% due 11/22/2038 •		6,463	6,401
Man GLG Euro CLO DAC
2.058% due 10/15/2030 •	EUR	1,220	1,276
2.736% due 12/15/2031 ~		7,000	7,269
Marathon CLO Ltd. 5.229% due 04/15/2029 •		$5,027	4,995
Massachusetts Educational Financing Authority 5.308% due 04/25/2038 •		11	11
MASTR Asset-Backed Securities Trust
4.439% due 01/25/2037 •		1,239	359
4.589% due 10/25/2036 •		8,710	4,595
4.599% due 05/25/2037 •		1,793	1,690
4.609% due 11/25/2036 •		510	167
4.709% due 10/25/2036 ~		274	145
4.869% due 03/25/2036 ~		42	30
4.969% due 12/25/2035 •		17	17
5.139% due 10/25/2035 ^~		8,015	7,403
7.089% due 07/25/2034 ~		175	162
MASTR Specialized Loan Trust 5.514% due 11/25/2035 •		597	556
Merrill Lynch Mortgage Investors Trust
4.311% due 03/25/2037 •		64,964	17,899
4.609% due 07/25/2037 •		383	175
4.609% due 08/25/2037 •		2,454	1,301
4.889% due 07/25/2037 •		189	49
4.909% due 02/25/2037 •		675	206
4.989% due 01/25/2037 •		8,274	7,489
MF1 LLC 6.956% due 09/17/2037 ~		8,750	8,717
MF1 Ltd.
5.576% due 02/19/2037 ~		12,500	11,933
5.789% due 10/16/2036 •		12,800	12,129
6.089% due 10/16/2036 •		12,800	12,220
MFA Trust 2.363% due 03/25/2060 þ		1,063	1,003
MidOcean Credit CLO 5.725% due 02/20/2031 ~		10,500	10,322
MKS CLO Ltd. 5.243% due 07/20/2030 •		6,031	5,925
Morgan Stanley ABS Capital, Inc. Trust
4.469% due 11/25/2036 ~		396	239
4.479% due 01/25/2037 ~		287	142
4.499% due 12/25/2036 •		6,938	3,627
4.499% due 03/25/2037 •		567	256
4.519% due 10/25/2036 ~		20	18
4.519% due 01/25/2037 ~		226	112
4.519% due 02/25/2037 •		1,974	1,771
4.519% due 02/25/2037 ~		1,035	466
4.524% due 11/25/2036 •		415	281
4.569% due 03/25/2037 •		910	411
4.599% due 01/25/2037 ~		206	102
4.604% due 03/25/2037 ~		2,730	1,124
4.619% due 10/25/2036 •		590	293
4.619% due 11/25/2036 •		1,598	966
4.669% due 08/25/2036 ~		377	200
4.709% due 09/25/2036 ~		614	278
4.749% due 02/25/2037 •		16,160	5,480
4.889% due 04/25/2036 ~		2,455	2,297
5.094% due 12/25/2034 •		23	22
5.244% due 03/25/2034 •		1,289	1,255
5.304% due 03/25/2035 ~		56	55
5.319% due 07/25/2035 ~		760	730
6.289% due 02/25/2047 •		106	92
Morgan Stanley Dean Witter Capital, Inc. Trust 5.369% due 02/25/2033 ~		91	89
Morgan Stanley Home Equity Loan Trust 4.489% due 12/25/2036 •		1,013	514

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

Morgan Stanley Mortgage Loan Trust
4.569% due 12/25/2036 ~		3,881	1,572
4.729% due 11/25/2036 •		30	9
5.109% due 04/25/2037 •		32	10
Nationstar Home Equity Loan Trust 4.749% due 09/25/2036 •		16,180	15,310
New Century Home Equity Loan Trust
5.169% due 03/25/2035 •		299	275
5.364% due 11/25/2034 ~		343	333
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.719% due 10/25/2036 ^•		144	33
6.032% due 10/25/2036 ^þ		178	45
NovaStar Mortgage Funding Trust
4.589% due 09/25/2037 ~		337	325
4.709% due 10/25/2036 •		203	115
5.469% due 06/25/2035 ~		40	40
Oaktree CLO Ltd. 5.239% due 07/15/2034 •		6,500	6,280
OCP CLO Ltd. 5.363% due 07/20/2029 ~		303	300
Oportun Issuance Trust 5.940% due 10/09/2029		6,635	6,582
Option One Mortgage Loan Trust
4.489% due 07/25/2036 •		3,884	1,739
4.519% due 07/25/2037 •		5,894	3,340
4.529% due 01/25/2037 •		4,754	2,834
4.529% due 03/25/2037 •		2,106	1,883
4.609% due 04/25/2037 ~		576	421
4.609% due 05/25/2037 •		432	263
4.929% due 01/25/2036 •		1,626	1,440
5.169% due 02/25/2035 •		322	305
Ownit Mortgage Loan Trust
5.214% due 08/25/2036 •		12,524	11,256
5.289% due 10/25/2036 ^•		28	26
OZLM Ltd.
5.343% due 10/20/2031 ~		3,950	3,873
5.693% due 07/20/2032 ~		6,650	6,437
5.943% due 10/20/2031 ~		1,485	1,434
5.943% due 07/20/2032 ~		4,050	3,883
Pagaya AI Debt Selection Trust
1.150% due 05/15/2029		1,624	1,583
2.030% due 10/15/2029		12,486	11,993
6.060% due 03/15/2030		19,316	19,087
Palmer Square European Loan Funding 3.993% due 04/12/2032 •	EUR	23,100	24,640
Palmer Square European Loan Funding DAC 2.158% due 04/15/2031 •		13,229	13,769
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.439% due 10/25/2034 •		$33	32
6.039% due 12/25/2034 ~		566	569
6.114% due 02/25/2035 ~		7,592	6,566
6.189% due 12/25/2034 •		34	33
6.264% due 12/25/2034 •		4,101	3,795
Popular ABS Mortgage Pass-Through Trust
4.699% due 06/25/2047 ^~		10,194	9,361
4.884% due 07/25/2036 •		309	288
5.259% due 02/25/2036 •		3,675	3,305
PRET LLC
1.744% due 07/25/2051 þ		4,048	3,674
1.843% due 09/25/2051 þ		10,239	9,176
1.868% due 07/25/2051 þ		2,682	2,380
1.992% due 02/25/2061 þ		2,655	2,406
2.240% due 09/27/2060 þ		1,387	1,270
2.487% due 10/25/2051 ~		1,166	1,026
2.487% due 10/25/2051 þ		7,061	6,410
3.721% due 07/25/2051 þ		9,309	8,732
5.240% due 04/25/2052 þ		7,216	6,968
5.927% due 06/25/2052 þ		15,834	15,313
RAAC Trust 5.094% due 02/25/2036 ~		7,202	6,691
Ready Capital Mortgage Financing LLC
5.594% due 01/25/2037 •		12,500	12,202
6.539% due 02/25/2035 •		302	295
Renaissance Home Equity Loan Trust
5.489% due 09/25/2037 •		167	79
5.586% due 11/25/2036 þ		2,157	808
5.612% due 04/25/2037 þ		368	111
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		3,682	3,242
4.320% due 09/25/2030		2,364	2,285
5.380% due 11/25/2030		12,330	12,022
Residential Asset Mortgage Products Trust
4.493% due 08/25/2034 ~		3,263	3,116
4.749% due 08/25/2046 ~		9,531	8,388
4.829% due 12/25/2035 •		16	14
4.989% due 03/25/2036 •		169	163

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

5.079% due 10/25/2035 •		99	97
5.639% due 10/25/2034 •		1,074	938
6.069% due 08/25/2035 •		8,584	7,800
Residential Asset Securities Corp. Trust
4.659% due 08/25/2036 •		423	408
4.969% due 06/25/2033 •		57	51
5.049% due 12/25/2035 •		2,760	2,622
5.274% due 12/25/2035 ~		17,408	14,880
5.634% due 02/25/2035 •		4,966	4,597
Saxon Asset Securities Trust 4.689% due 09/25/2036 •		8,365	6,400
Sculptor CLO Ltd. 5.349% due 01/15/2031 •		7,000	6,871
Sculptor European CLO DAC 2.428% due 10/15/2034 •	EUR	10,510	10,835
Securitized Asset-Backed Receivables LLC Trust
4.489% due 10/25/2036 ^•		$24,511	8,732
4.549% due 08/25/2036 •		2,224	726
4.729% due 08/25/2036 ^~		17	6
4.869% due 07/25/2036 •		799	335
5.034% due 10/25/2035 •		2,329	2,008
5.049% due 08/25/2035 ^•		41	31
5.109% due 10/25/2035 ~		1,317	1,147
5.349% due 01/25/2036 ^•		284	269
5.439% due 03/25/2035 ~		50	48
SG Mortgage Securities Trust
4.529% due 10/25/2036 •		115	97
5.274% due 10/25/2035 ~		5,879	4,699
Shelter Growth CRE Issuer Ltd.
6.617% due 06/17/2037 ~		13,400	13,332
7.514% due 06/17/2037 ~		8,658	8,501
SLM Student Loan Trust 5.858% due 04/25/2023 ~		102	101
SMB Private Education Loan Trust
1.310% due 07/17/2051		7,806	6,973
4.550% due 02/16/2055		11,220	10,290
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		873	790
Sound Point CLO Ltd.
5.293% due 10/20/2028 •		10,516	10,433
5.315% due 01/23/2029 •		3,742	3,723
5.338% due 07/25/2030 •		6,100	6,008
Soundview Home Loan Trust
4.469% due 06/25/2037 ~		53	38
4.559% due 07/25/2037 ~		242	204
4.559% due 08/25/2037 •		733	630
4.569% due 02/25/2037 ~		2,185	633
4.589% due 06/25/2037 •		828	598
4.649% due 02/25/2037 •		125	37
4.854% due 02/25/2036 •		908	826
5.289% due 10/25/2037 •		4,185	3,268
5.689% due 10/25/2037 ~		1,276	943
Specialty Underwriting & Residential Finance Trust
4.353% due 12/25/2036 •		287	272
4.529% due 11/25/2037 •		2,398	1,372
4.689% due 06/25/2037 •		38	23
4.689% due 09/25/2037 •		291	203
4.739% due 04/25/2037 ~		3,118	2,265
Structured Asset Investment Loan Trust
4.519% due 07/25/2036 •		28	20
4.539% due 09/25/2036 •		18	18
4.569% due 09/25/2036 ~		6,716	4,261
5.009% due 01/25/2036 •		69	61
5.169% due 02/25/2035 ~		927	894
5.319% due 06/25/2035 •		284	271
5.339% due 08/25/2033 •		187	181
7.539% due 08/25/2033 ~		120	108
Structured Asset Securities Corp. Mortgage Loan Trust
4.524% due 07/25/2036 •		21	20
4.549% due 03/25/2036 ~		9	8
4.699% due 08/25/2046 •		3,608	3,348
4.729% due 12/25/2036 ~		31	30
4.809% due 02/25/2037 •		371	357
5.620% due 04/25/2035 •		2	2
Symphony CLO Ltd. 4.961% due 07/14/2026 ~		54	54
Theorem Funding Trust
1.210% due 12/15/2027		2,254	2,218
1.850% due 02/15/2028		6,549	6,389
TICP CLO Ltd. 5.083% due 04/20/2028 •		213	213
Tikehau CLO DAC 2.596% due 08/04/2034 ~	EUR	9,000	9,353
Towd Point Mortgage Trust 3.000% due 11/25/2058 ~		$132	130

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

Upstart Pass-Through Trust Series 3.800% due 04/20/2030	7,519	6,992
Upstart Securitization Trust
0.870% due 03/20/2031	275	274
3.120% due 03/20/2032	18,440	17,775
4.370% due 05/20/2032	4,905	4,797
4.480% due 03/20/2032	12,000	10,801
5.500% due 06/20/2032	17,113	16,701
Venture CLO Ltd.
4.959% due 04/15/2027 ~	90	89
5.143% due 10/20/2028 •	7,843	7,747
5.263% due 04/20/2029 ~	1,046	1,036
5.293% due 07/20/2030 ~	4,397	4,296
5.343% due 01/20/2029 •	8,987	8,883
5.596% due 09/07/2030 •	11,400	11,192
5.766% due 08/28/2029 •	354	350
Vibrant CLO Ltd. 5.943% due 07/20/2032 •	9,125	8,694
WaMu Asset-Backed Certificates WaMu Trust
4.614% due 05/25/2037 •	107	98
4.629% due 05/25/2037 •	414	340
Washington Mutual Asset-Backed Certificates Trust
4.449% due 11/25/2036 •	718	263
4.699% due 08/25/2036 •	2,046	1,908
Wellfleet CLO Ltd. 5.133% due 04/20/2029 •	5,840	5,769
Wells Fargo Home Equity Asset-Backed Securities Trust 5.139% due 12/25/2035 •	422	412

Total Asset-Backed Securities (Cost $1,319,135)		1,232,945

SOVEREIGN ISSUES 0.0%
Brazil Government International Bond 4.750% due 01/14/2050	995	700
Russia Government International Bond
4.250% due 06/23/2027 ^(d)	200	70
5.250% due 06/23/2047 ^(d)	600	222

Total Sovereign Issues (Cost $1,468)		992

	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
CaixaBank SA 6.750% due 06/13/2024 •(h)(i)	1,000,000	1,047
JPMorgan Chase & Co. 4.600% due 02/01/2025 •(h)	145,000	129
SL Green Realty Corp. 6.500% due 01/30/2023 (h)	26,950	545
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)	1,236,900	1,274
Truist Financial Corp. 4.950% due 09/01/2025 •(h)	302,000	290

Total Preferred Securities (Cost $4,233)		3,285

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 63.8%
COMMERCIAL PAPER 0.3%
Crown Castle, Inc. 5.100% due 01/05/2023	$5,700	5,695
Duke Energy Corp. 4.650% due 01/09/2023	1,100	1,099
Quanta Services, Inc. 5.300% due 01/19/2023	1,400	1,396

		8,190

REPURCHASE AGREEMENTS (k) 58.3%		1,686,400

SHORT-TERM NOTES 4.1%
CCG Receivables Trust 1.842% due 06/14/2023	812	811

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

Enterprise Fleet Financing LLC 2.764% due 06/20/2023		11,052	11,031
Federal Home Loan Bank 4.310% due 01/03/2023 - 01/25/2023 •		105,800	105,801

			117,643

HUNGARY TREASURY BILLS 0.5%
18.250% due 01/03/2023 (e)(f)	HUF	5,299,000	14,206

U.S. TREASURY BILLS 0.6%
4.214% due 03/02/2023 - 03/23/2023 (e)(f)(o)		$17,271	17,151

Total Short-Term Instruments (Cost $1,843,035)			1,843,590

Total Investments in Securities (Cost $3,914,511)			3,726,786

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		18,401	179

Total Short-Term Instruments (Cost $179)			179

Total Investments in Affiliates (Cost $179)			179

Total Investments 128.8% (Cost $3,914,690)			$3,726,965
Financial Derivative Instruments (l)(n) (1.0)%(Cost or Premiums, net $8,789)			(29,975)
Other Assets and Liabilities, net (27.8)%			(803,325)

Net Assets 100.0%			$2,893,665

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	2.129%	11/24/2026	11/17/2020	$4,400	$3,886	0.13%
Deutsche Bank AG	3.035	05/28/2032	05/27/2021 - 06/16/2021	3,104	2,357	0.08
Oracle Corp.	3.950	03/25/2051	03/22/2021	3,694	2,652	0.09

$11,198	$8,895	0.30%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	4.280%	12/30/2022	01/03/2023	$143,200	U.S. Treasury Notes 3.025% due 06/30/2029	$(146,064)	$143,200	$143,268
NOM	4.260	01/03/2023	01/04/2023	802,000	U.S. Treasury Bonds 1.125% - 5.000% due 05/15/2037 - 08/15/2051	(817,379)	802,000	802,000
4.280	12/30/2022	01/03/2023	741,200	U.S. Treasury Notes 1.125% - 1.375% due 10/31/2028 - 11/15/2031	(755,957)	741,200	741,553

Total Repurchase Agreements	$(1,719,400)	$1,686,400	$1,686,821

(1)	Includes accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2023	833	$170,830	$113	$0	$(130)
U.S. Treasury 10-Year Note March Futures	03/2023	1,678	188,434	(1,562)	0	(236)
U.S. Treasury Long-Term Bond March Futures	03/2023	295	36,976	(710)	0	(46)

$(2,159)	$0	$(412)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2023	188	$(26,751)	$1,695	$213	$(95)
Euro-Buxl 30-Year Bond March Futures	03/2023	28	(4,053)	766	105	(18)
U.S. Treasury 5-Year Note March Futures	03/2023	3,704	(399,772)	732	318	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	443	(59,500)	1,515	222	0

$4,708	$858	$(113)

Total Futures Contracts	$2,549	$858	$(525)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2025	0.967%	$500	$7	$(6)	$1	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.998	9,300	152	(148)	4	0	(2)
Boeing Co.	1.000	Quarterly	06/20/2023	0.709	7,700	19	(6)	13	1	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.297	4,300	(17)	(27)	(44)	2	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.801	5,100	34	0	34	0	(2)
General Electric Co.	1.000	Quarterly	12/20/2026	0.870	500	6	(3)	3	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.964	12,700	2,527	(1,149)	1,378	1	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	2.767	EUR	200	(19)	9	(10)	0	0
Stellantis NV	5.000	Quarterly	12/20/2026	1.519	6,100	1,407	(565)	842	4	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2025	1.092	24,300	298	(355)	(57)	18	0

$4,414	$(2,250)	$2,164	$26	$(4)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2024	$416,500	$(16,552)	$(3,389)	$(19,941)	$0	$(346)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	185,900	(14,070)	(2,520)	(16,590)	0	(281)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	267,200	32,351	7,835	40,186	696	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	2,100	(516)	(72)	(588)	0	(10)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025	48,700	1,097	(5,687)	(4,590)	0	(81)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	138,800	(8,152)	(15,709)	(23,861)	0	(275)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	119,200	3,138	20,446	23,584	272	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051	44,400	8,997	9,378	18,375	207	0
Pay(5)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033	EUR	58,900	(5,141)	(2,722)	(7,863)	0	(310)
Receive(5)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053	20,900	2,853	1,744	4,597	216	0

$4,005	$9,304	$13,309	$1,391	$(1,303)

Total Swap Agreements	$8,419	$7,054	$15,473	$1,417	$(1,307)

(m)

Securities with an aggregate market value of $11,616 and cash of $39,818 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)			This instrument has a forward starting effective date.
(n)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	01/2023	HUF	2,187,476		$5,585	$0	$(280)
	02/2023	CHF	21,383		22,612	0	(621)
	02/2023	EUR	7,703		8,174	0	(95)
	02/2023	GBP	61,644		72,838	38	(1,806)
	02/2023	JPY	1,156,700		8,607	0	(255)
	02/2023	NOK	13,369		1,347	0	(20)
	02/2023	SEK	90,302		8,718	43	0
	02/2023		$3,209	EUR	3,004	16	0
	03/2023	MXN	23,564		$1,186	0	(7)
BPS	01/2023	BRL	7,419		1,419	14	0
	01/2023	HUF	980,775		2,549	0	(81)
	01/2023	ILS	4,052		1,182	29	0
	01/2023		$1,989	BRL	10,810	59	0
	03/2023		1,469	INR	121,832	0	(3)
	03/2023		60,786	MXN	1,225,092	1,214	0
	03/2023		17	TWD	507	0	0
BRC	01/2023	HUF	1,202,203		$3,135	0	(88)
	01/2023	SGD	5,383		3,997	0	(23)
	01/2023		$182	CNH	1,269	2	0
	02/2023	CHF	10,416		$11,105	0	(212)
	02/2023	GBP	3,106		3,819	60	0
	02/2023	NOK	20,386		2,043	0	(42)
	02/2023		$2,062	EUR	1,966	48	0
BSH	02/2023		1,137	NOK	11,345	23	0
CBK	01/2023	BRL	1,316		$251	2	0
	01/2023	CLP	6,126		6	0	(1)
	01/2023	DKK	9,580		1,358	0	(21)
	01/2023	ILS	37,194		11,775	1,194	0
	01/2023		$994	BRL	5,274	5	0
	01/2023		2,314	KRW	2,990,521	61	0
	02/2023	AUD	39,618		$26,554	0	(467)
	02/2023	BRL	6,627		1,228	0	(20)
	02/2023	EUR	3,269		3,499	0	(10)
	02/2023		$2,022	AUD	3,019	37	0
	02/2023		1,320	EUR	1,236	7	0
	02/2023		5,166	GBP	4,325	80	(11)
	03/2023		2,269	TWD	68,122	0	(36)
	05/2023		175	MXN	3,545	2	0
GLM	01/2023	BRL	7,348		$1,379	0	(13)
	01/2023	HKD	8,382		1,077	2	0
	01/2023	HUF	15		0	0	0
	01/2023		$189	CNH	1,318	1	0
	03/2023	MXN	361,133		$17,567	0	(709)
	03/2023		$1,143	MXN	22,939	18	0
	04/2023		1,355	BRL	7,348	13	0
JPM	01/2023	HUF	520,561		$1,328	0	(68)
	02/2023	JPY	9,540,500		69,229	0	(3,871)
	02/2023	MXN	870,829		42,477	0	(1,826)
	02/2023		$494	TWD	14,992	0	(4)
	03/2023	IDR	493,073		$32	0	0
MBC	01/2023	DKK	123,237		17,408	0	(340)
	01/2023	HKD	34,792		4,469	10	0
	02/2023	EUR	298,088		309,145	0	(10,863)
	03/2023	IDR	299,267		19	0	0
	03/2023	INR	316,328		3,819	12	0
	03/2023	TWD	96,612		3,209	42	0
	03/2023		$2,769	INR	229,885	0	(3)
	05/2023	CNH	1,247		$186	4	0
MYI	01/2023		$2,326	DKK	16,630	69	0
	02/2023	AUD	1,857		$1,254	0	(13)
	02/2023	SEK	19,576		1,894	13	0
	02/2023		$8,175	EUR	7,847	249	0
	02/2023		7,550	JPY	1,039,500	415	0
	02/2023		909	TWD	27,716	0	(3)
	02/2023		327	ZAR	6,071	29	0
	03/2023	IDR	421,653		$27	0	0
SCX	01/2023	KRW	4,083,375		3,107	0	(137)
	01/2023		$1,178	KRW	1,557,102	58	0
	02/2023	CHF	2,365		$2,555	0	(15)
	02/2023	EUR	7,766		8,213	0	(124)
	02/2023	TWD	4,839		157	0	(1)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

02/2023	$2,756	CHF	2,586	54	0
04/2023	ZAR	10,286	$559	0	(41)
SOG	01/2023	HKD	42,057	5,401	11	0
TOR	01/2023	$10,457	ILS	37,066	88	0
02/2023	ZAR	18,467	$1,070	0	(13)
UAG	01/2023	DKK	136,869	19,158	0	(554)
01/2023	HUF	388,289	1,012	0	(29)
01/2023	$2,745	HKD	21,343	0	(9)
02/2023	37	IDR	583,843	1	0
04/2023	551	ZAR	10,286	49	0

Total Forward Foreign Currency Contracts	$4,072	$(22,735)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	1.661%	EUR	1,600	$370	$(208)	$162	$0

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	RADMFXNT Index	64,549	4.320% (1-Month USD-LIBOR less a specified spread)	Monthly	02/08/2023	$93,551	$0	$(339)	$0	$(339)
Receive	RU20INTR Index	6,024	4.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/08/2023	55,704	0	(220)	0	(220)
Receive	ERADXULT Index	26,554	4.920% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	54,055	0	(252)	0	(252)
Receive	RADMFXNT Index	6,842	4.405% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/05/2023	9,916	0	(58)	0	(58)
Receive	RADMFXNT Index	43,924	4.390% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/24/2023	63,659	0	(234)	0	(234)
Receive	ERADXULT Index	6,549	4.940% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/14/2023	13,332	0	(55)	0	(55)
Receive	RADMFXNT Index	5,873	4.360% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/14/2023	8,512	0	(31)	0	(31)
Receive	ERADXULT Index	4,588	5.020% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/09/2023	9,340	0	(40)	0	(40)
Receive	ERAEMLT Index	158	5.540% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/13/2023	554	0	(3)	0	(3)
Receive	RADMFXNT Index	42,826	4.410% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/13/2023	62,068	0	(235)	0	(235)
Receive	RADMFENT Index	1,109	4.780% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/11/2023	1,502	0	(6)	0	(6)
Receive	RADMFENT Index	3,984	4.810% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/25/2023	5,397	0	(22)	0	(22)
Receive	RADMFENT Index	34,347	4.770% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/08/2023	46,525	0	(191)	0	(191)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

CBK	Receive	NDDUEAFE Index	15,578	4.310% (1-Month USD-LIBOR less a specified spread)	Monthly	08/02/2023	102,555	0	(372)	0	(372)
FAR	Receive	ERAUSST Index	15,392	4.480% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/10/2023	80,716	0	(333)	0	(333)
JPM	Receive	RADMFXNT Index	17,797	4.850% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/11/2023	24,107	0	(137)	0	(137)
	Receive	ERADXULT Index	9,394	4.870% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/15/2023	19,123	0	(78)	0	(78)
	Receive	ERAEMLT Index	4,248	5.280% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/15/2023	14,895	0	(67)	0	(67)
	Receive	ERADXULT Index	66,554	4.830% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	135,483	0	(551)	0	(551)
	Receive	NDUEEGF Index	14,065	4.350% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/05/2023	6,836	0	(25)	0	(25)
	Receive	NDUEEGF Index	16,499	4.930% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/05/2023	8,019	0	(24)	0	(24)
	Receive	ERAEMLT Index	16,044	5.280% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/12/2023	56,254	0	(251)	0	(251)
	Receive	ERADXULT Index	3,092	4.950% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/26/2023	6,294	0	(26)	0	(26)
	Receive	ERAEMLT Index	249	5.320% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/10/2023	873	0	(4)	0	(4)
	Receive	ERAUSST Index	10,459	4.480% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/10/2023	54,847	0	(226)	0	(226)
	Receive	RADMFENT Index	72,495	4.710% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/24/2023	98,199	0	(397)	0	(397)
	Receive	NDDUEAFE Index	4,242	4.310% (1-Month USD-LIBOR less a specified spread)	Monthly	07/19/2023	27,927	0	(101)	0	(101)
	Receive	RADMFXNT Index	38,474	4.415% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/02/2023	55,760	0	(207)	0	(207)
	Receive	RADMFENT Index	38,582	4.830% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/09/2023	52,262	0	(217)	0	(217)
	Receive	ERAUSLT Index	326,895	4.600% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/13/2023	146,348	0	(604)	0	(604)
	Receive	RADMFENT Index	43,852	0.000% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/13/2023	59,400	0	(241)	0	(241)
	Receive	RADMFENT Index	74,224	4.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/13/2023	100,541	0	(408)	0	(408)
	Receive	RADMFXNT Index	69,774	3.880% (1-Month USD-LIBOR less a specified spread)	Monthly	09/13/2023	124,709	0	(426)	0	(426)
	Receive	RADMFXNT Index	72,686	4.390% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/13/2023	105,344	0	(388)	0	(388)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

	Receive	RU20INTR Index	7,523	4.330% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/13/2023	69,566	0	(272)	0	(272)
	Receive	RADMFENT Index	18,606	4.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/11/2023	25,203	0	(80)	0	(80)
	Receive	ERAUSST Index	7,676	4.480% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	40,253	0	(166)	0	(166)
	Receive	ERAEMLT Index	12,317	5.350% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/08/2023	43,186	0	(167)	0	(167)
MBC	Receive	NDUEEGF Index	18,903	4.050% (1-Month USD-LIBOR less a specified spread)	Monthly	02/08/2023	9,188	0	(32)	0	(32)
	Receive	NDDUEAFE Index	91	4.340% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/05/2023	599	0	(2)	0	(2)
	Receive	NDUEEGF Index	23,336	4.260% (1-Month USD-LIBOR less a specified spread)	Monthly	04/05/2023	11,343	0	(41)	0	(41)
	Receive	ERAUSST Index	4,861	4.210% (1-Month USD-LIBOR less a specified spread)	Monthly	04/12/2023	25,491	0	(98)	0	(98)
MEI	Receive	ERAEMLT Index	2,547	5.330% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/11/2023	8,930	0	(40)	0	(40)
	Receive	ERAEMLT Index	4,920	5.260% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	17,251	0	(77)	0	(77)
	Receive	ERAEMLT Index	32,451	5.200% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/29/2023	113,781	0	(500)	0	(500)
	Receive	NDDUEAFE Index	4,417	4.270% (1-Month USD-LIBOR less a specified spread)	Monthly	06/21/2023	29,079	0	(104)	0	(104)
	Receive	ERAEMLT Index	35,420	5.310% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/12/2023	124,191	0	(626)	0	(626)
	Receive	NDDUEAFE Index	16,380	4.280% (1-Month USD-LIBOR less a specified spread)	Monthly	08/16/2023	107,835	0	(388)	0	(388)
	Receive	ERADXULT Index	71,306	4.975% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/13/2023	145,156	0	(609)	0	(609)
MYI	Receive	RU20INTR Index	2,760	4.170% (1-Month USD-LIBOR less a specified spread)	Monthly	04/12/2023	25,522	0	(96)	0	(96)
	Receive	NDDUEAFE Index	6,957	4.300% (1-Month USD-LIBOR less a specified spread)	Monthly	05/17/2023	45,800	0	(166)	0	(166)
	Receive	NDDUEAFE Index	1,851	4.310% (1-Month USD-LIBOR less a specified spread)	Monthly	05/17/2023	12,186	0	(44)	0	(44)
	Receive	NDDUEAFE Index	2,901	4.330% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/24/2023	19,098	0	(70)	0	(70)
	Receive	RU20INTR Index	3,242	4.200% (1-Month USD-LIBOR less a specified spread)	Monthly	06/07/2023	29,979	0	(113)	0	(113)
	Receive	NDDUEAFE Index	1,394	4.210% (1-Month USD-LIBOR less a specified spread)	Monthly	06/14/2023	9,177	0	(27)	0	(27)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

	Receive	RU20INTR Index	534	4.230% (1-Month USD-LIBOR less a specified spread)	Monthly	07/12/2023	4,938	0	0	0	0
	Receive	NDDUEAFE Index	25,651	4.300% (1-Month USD-LIBOR less a specified spread)	Monthly	09/13/2023	168,870	0	(611)	0	(611)
UAG	Receive	RU20INTR Index	454	4.480% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/01/2023	4,198	0	(17)	0	(17)
	Receive	ERAUSST Index	1,318	4.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/05/2023	6,912	0	0	0	0
	Receive	NDDUEAFE Index	18,753	4.290% (1-Month USD-LIBOR less a specified spread)	Monthly	07/12/2023	123,458	0	(446)	0	(446)
	Receive	ERAUSST Index	11,355	4.430% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/23/2023	59,546	0	(242)	0	(242)
	Receive	ERAUSST Index	5,335	4.430% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/06/2023	27,977	0	(114)	0	(114)

								$0	$(11,917)	$0	$(11,917)

Total Swap Agreements								$370	$(12,125)	$162	$(11,917)

(o)

Securities with an aggregate market value of $74,061 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$154,078	$0		$154,078
Industrials						0	51,004	0		51,004
Utilities						0	10,759	0		10,759
Municipal Bonds & Notes
California						0	2,194	0		2,194
Illinois						0	460	0		460
Nebraska						0	23	0		23
Ohio						0	55	0		55
Pennsylvania						0	5	0		5
Washington						0	725	0		725
U.S. Government Agencies						0	8,779	0		8,779
U.S. Treasury Obligations						0	119,023	0		119,023
Non-Agency Mortgage-Backed Securities						0	298,869	0		298,869
Asset-Backed Securities						0	1,232,945	0		1,232,945
Sovereign Issues						0	992	0		992
Preferred Securities
Banking & Finance						545	2,740	0		3,285
Short-Term Instruments
Commercial Paper						0	8,190	0		8,190
Repurchase Agreements						0	1,686,400	0		1,686,400
Short-Term Notes						0	117,643	0		117,643
Hungary Treasury Bills						0	14,206	0		14,206
U.S. Treasury Bills						0	17,151	0		17,151

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

	$545	$3,726,241	$0	$3,726,786
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$179	$0	$0	$179

Total Investments	$724	$3,726,241	$0	$3,726,965

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	318	1,957	0	2,275
Over the counter	0	4,234	0	4,234

	$318	$6,191	$0	$6,509
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(113)	(1,719)	0	(1,832)
Over the counter	0	(34,652)	0	(34,652)

	$(113)	$(36,371)	$0	$(36,484)

Total Financial Derivative Instruments	$205	$(30,180)	$0	$(29,975)

Totals	$929	$3,696,061	$0	$3,696,990

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 162.9% ¤
CORPORATE BONDS & NOTES 3.9%
BANKING & FINANCE 3.9%
Ally Financial, Inc. 8.000% due 11/01/2031		$176	$182
American Tower Corp. 3.000% due 06/15/2023		39	39
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		46	37
3.950% due 07/01/2024		157	150
Crown Castle, Inc. 3.150% due 07/15/2023		666	659
HSBC Holdings PLC 6.000% due 03/29/2040	GBP	274	303
Jyske Realkredit AS
0.500% due 10/01/2043	DKK	8,630	950
1.000% due 10/01/2050		33,828	3,588
1.000% due 10/01/2053		24,886	2,459
1.500% due 10/01/2053		26,355	2,863
2.000% due 10/01/2053		3,979	456
NatWest Group PLC
4.519% due 06/25/2024 •		$488	483
6.274% (US0003M + 1.550%) due 06/25/2024 ~		769	769
Nissan Motor Acceptance Co. LLC 3.450% due 03/15/2023		20	20
Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043	DKK	3,560	392
1.000% due 10/01/2050		44,420	4,724
1.500% due 10/01/2053		41,019	4,309
Nykredit Realkredit AS
0.500% due 10/01/2043		46,021	5,056
1.000% due 10/01/2050		113,085	11,999
1.000% due 10/01/2053		22,456	2,362
1.500% due 10/01/2053		263,855	28,340
2.000% due 10/01/2053		28,735	3,178
Realkredit Danmark AS
1.000% due 10/01/2050		25,517	2,710
1.000% due 10/01/2053		50,599	5,001
1.500% due 10/01/2053		92,785	10,042
2.000% due 10/01/2053		8,380	921
2.500% due 04/01/2047		2	0
3.000% due 10/01/2053		10,518	1,347
UniCredit SpA 7.830% due 12/04/2023		$910	920

			94,259

INDUSTRIALS 0.0%
Energy Transfer LP 3.600% due 02/01/2023		20	20
Enterprise Products Operating LLC 3.350% due 03/15/2023		39	39
RELX Capital, Inc. 3.500% due 03/16/2023		20	20
TransCanada PipeLines Ltd. 3.750% due 10/16/2023		11	11
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025		31	32
VMware, Inc. 3.900% due 08/21/2027		39	36

			158

UTILITIES 0.0%
Verizon Communications, Inc.
2.355% due 03/15/2032		46	36

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2022 (Unaudited)

4.016% due 12/03/2029	285	267

		303

Total Corporate Bonds & Notes (Cost $134,828)		94,720

U.S. GOVERNMENT AGENCIES 4.3%
Fannie Mae
2.125% due 04/24/2026	705	661
2.889% due 09/01/2044 - 10/01/2044 •	2	2
3.462% due 05/01/2038 •	260	264
4.639% due 06/25/2048 •	3,851	3,698
4.819% due 10/25/2036 ~	2	2
4.839% due 08/25/2037 •	52	52
Freddie Mac
3.757% due 09/01/2036 •	3	3
3.928% due 10/01/2036 •	3	3
4.133% due 07/01/2036 •	7	7
4.698% due 07/15/2036 •	19	18
4.768% due 05/15/2032 - 09/15/2042 •	147	145
4.918% due 12/15/2037 ~	25	25
4.938% due 10/15/2037 •	36	36
Ginnie Mae
0.102% due 10/16/2053 ~(a)	92	0
2.673% due 10/20/2043 •	292	279
3.858% due 08/20/2068 ~	641	623
4.753% due 02/20/2049 ~	426	416
U.S. Small Business Administration
4.840% due 05/01/2025	2	2
4.990% due 09/01/2024	2	2
5.160% due 02/01/2028	2	2
5.310% due 05/01/2027	3	3
5.510% due 11/01/2027	2	2
5.820% due 06/01/2026	2	2
5.870% due 07/01/2028	1	1
6.770% due 11/01/2028	3	3
Uniform Mortgage-Backed Security
3.500% due 02/01/2045 - 05/01/2052	390	355
4.000% due 09/01/2048 - 04/01/2050	102	97
Uniform Mortgage-Backed Security, TBA
2.500% due 12/01/2051	1,500	1,270
3.000% due 02/01/2053	17,400	15,288
4.000% due 01/01/2053	400	375
4.000% due 02/01/2053	46,000	43,157
4.500% due 02/01/2053	20,700	19,928
5.000% due 02/01/2053	18,500	18,229

Total U.S. Government Agencies (Cost $106,231)		104,950

U.S. TREASURY OBLIGATIONS 106.9%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2024	39,339	38,075
0.125% due 10/15/2024	84,674	81,555
0.125% due 04/15/2025	95,180	90,727
0.125% due 10/15/2025	85,334	81,118
0.125% due 04/15/2026	73,941	69,535
0.125% due 07/15/2026	77,137	72,709
0.125% due 10/15/2026	95,096	89,168
0.125% due 04/15/2027 (h)	45,384	42,312
0.125% due 01/15/2030	96,657	86,880
0.125% due 07/15/2030	107,513	96,332
0.125% due 01/15/2031 (k)	117,602	104,521
0.125% due 07/15/2031	137,326	121,438
0.125% due 01/15/2032	86,862	76,148
0.125% due 02/15/2051 (k)	16,723	10,786
0.125% due 02/15/2052 (k)	28,154	18,262
0.250% due 01/15/2025 (h)	102,163	98,017
0.250% due 07/15/2029	75,260	68,941
0.250% due 02/15/2050	49,030	33,111
0.375% due 07/15/2023	45,854	45,312
0.375% due 07/15/2025	75,021	72,066
0.375% due 01/15/2027	90,674	85,537
0.375% due 07/15/2027	59,054	55,679
0.500% due 04/15/2024	45,591	44,340
0.500% due 01/15/2028	147,625	138,885
0.625% due 04/15/2023	144,654	143,180
0.625% due 01/15/2024	82,329	80,588
0.625% due 01/15/2026	34,810	33,424
0.625% due 07/15/2032	105,334	96,566
0.625% due 02/15/2043	49,171	39,715
0.750% due 07/15/2028 (h)	88,564	84,406
0.750% due 02/15/2042	39,922	33,450
0.750% due 02/15/2045	53,531	43,341
0.875% due 01/15/2029	98,183	93,589
0.875% due 02/15/2047	38,401	31,518
1.000% due 02/15/2046	25,531	21,708

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2022 (Unaudited)

1.000% due 02/15/2048		26,828	22,607
1.000% due 02/15/2049 (k)		15,944	13,343
1.375% due 02/15/2044		44,829	41,674
1.625% due 10/15/2027		59,052	59,009
1.750% due 01/15/2028 (k)		6,077	6,076
2.000% due 01/15/2026 (k)		4,272	4,268
2.125% due 02/15/2040 (k)		16,482	17,461
2.125% due 02/15/2041		19,715	20,903
3.375% due 04/15/2032 (k)		123	140
3.875% due 04/15/2029 (k)		847	952

Total U.S. Treasury Obligations (Cost $2,893,917)			2,609,372

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Adjustable Rate Mortgage Trust 3.949% due 07/25/2035 ~		5	5
Alliance Bancorp Trust 4.869% due 07/25/2037 •		1,508	1,241
BAMLL Commercial Mortgage Securities Trust 5.368% due 09/15/2038 •		700	658
Banc of America Funding Trust 3.457% due 05/20/2036 ^~		25	22
Bear Stearns Adjustable Rate Mortgage Trust
3.474% due 07/25/2036 ^~		12	11
3.845% due 02/25/2036 ^~		27	24
3.987% due 01/25/2035 ~		7	6
4.282% due 01/25/2035 ~		9	9
Bear Stearns ALT-A Trust 4.533% due 07/25/2035 ^~		61	45
BX Trust 5.085% (TSFR1M + 0.749%) due 04/15/2039 ~		4,760	4,396
Chase Mortgage Finance Trust
3.370% due 02/25/2037 ~		8	8
3.492% due 02/25/2037 ~		9	9
3.824% due 12/25/2035 ^~		1	1
Citigroup Mortgage Loan Trust
2.358% due 03/25/2034 ~		7	6
6.470% due 11/25/2035 ~		3	3
Countrywide Alternative Loan Trust
5.500% due 04/25/2035		1,161	951
5.500% due 11/25/2035 ^		10	8
6.000% due 03/25/2037 ^		656	262
6.500% due 09/25/2037 ^		170	72
Countrywide Home Loan Mortgage Pass-Through Trust
3.424% due 08/20/2035 ^~		125	115
3.614% due 11/20/2034 ~		21	19
5.500% due 01/25/2035		19	19
6.000% due 04/25/2036		43	24
Countrywide Home Loan Reperforming REMIC Trust 4.729% due 06/25/2035 ~		6	5
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 5.089% due 10/25/2035 ^~		43	21
Credit Suisse Mortgage Capital Certificates 4.600% due 10/26/2036 ~		2	2
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.818% due 04/25/2047 •		135	114
Eurosail PLC 4.461% due 06/13/2045 ~	GBP	119	142
First Horizon Alternative Mortgage Securities Trust
3.939% due 04/25/2035 ~		$21	20
6.000% due 02/25/2037 ^		61	26
GCAT LLC 2.981% due 09/25/2025 þ		1,270	1,230
GSR Mortgage Loan Trust
3.061% due 11/25/2035 ~		6	6
3.767% due 09/25/2035 ~		1	1
3.796% due 01/25/2036 ^~		8	7
3.955% due 09/25/2035 ~		1	1
HarborView Mortgage Loan Trust
4.599% due 03/19/2037 •		70	62
4.749% due 12/19/2036 •		844	696
4.779% due 05/19/2035 ~		44	39
4.959% due 11/19/2035 •		54	41
5.033% due 06/20/2035 ~		38	34
IndyMac INDA Mortgage Loan Trust 3.102% due 11/25/2035 ^~(k)		15	11
IndyMac INDX Mortgage Loan Trust
4.809% due 07/25/2036 ~		85	75
4.949% due 07/25/2035 ~		365	265
JP Morgan Alternative Loan Trust
4.789% due 06/25/2037 •		905	385
6.810% due 08/25/2036 ^þ		152	141
JP Morgan Mortgage Trust
3.708% due 07/25/2035 ~		3	3
MASTR Adjustable Rate Mortgages Trust 3.874% due 11/21/2034 ~		10	9

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2022 (Unaudited)

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.058% due 09/15/2030 •		6	6
Merrill Lynch Mortgage Investors Trust
3.139% due 12/25/2034 ~		5	5
3.484% due 06/25/2035 ~		15	14
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		609	568
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.149% due 12/25/2035 ~		456	417
Residential Accredit Loans, Inc. Trust
6.000% due 09/25/2036		17	13
6.000% due 09/25/2036 ^		45	35
Residential Asset Securitization Trust
4.789% due 05/25/2035 •		148	101
5.750% due 03/25/2037 ^		50	17
6.500% due 09/25/2036 ^		883	341
Structured Adjustable Rate Mortgage Loan Trust
3.490% due 03/25/2036 ^~		23	17
5.070% due 11/25/2034 ~		63	55
Structured Asset Mortgage Investments Trust
4.809% due 05/25/2036 •		6	5
5.019% due 05/19/2035 •		4	4
Thornburg Mortgage Securities Trust 6.716% due 03/25/2037 ^•		215	179
Towd Point Mortgage Funding 4.071% (SONIO/N + 1.144%) due 10/20/2051 ~	GBP	1,022	1,229
WaMu Mortgage Pass-Through Certificates Trust
3.104% due 06/25/2034 ~		$3	3
3.758% due 08/25/2036 ^~		1	1
3.952% due 01/25/2035 ~		4	3
4.141% due 10/25/2034 ~		3	2
5.129% due 11/25/2034 •		18	16
5.129% due 01/25/2045 ~		25	24
5.189% due 01/25/2045 •		22	20
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035		10	8
Wells Fargo Mortgage-Backed Securities Trust 2.879% due 04/25/2036 ~		17	16

Total Non-Agency Mortgage-Backed Securities (Cost $15,725)			14,349

ASSET-BACKED SECURITIES 9.8%
522 Funding CLO Ltd. 5.283% due 10/20/2031 •		1,000	982
ACAS CLO Ltd. 5.084% due 10/18/2028 •		4,804	4,744
ACE Securities Corp. Home Equity Loan Trust
5.259% due 05/25/2035 ~		92	91
5.289% due 12/25/2034 ~		48	43
5.514% due 04/25/2035 •		2,000	1,684
6.189% due 06/25/2034 ~		1	1
Adagio CLO DAC 2.098% due 10/15/2031 •	EUR	1,000	1,043
American Money Management Corp. CLO Ltd.
4.949% due 04/17/2029 ~		$2,934	2,920
5.542% due 11/10/2030 •		800	788
Anchorage Capital CLO Ltd.
5.129% due 07/15/2030 ~		3,400	3,354
5.465% due 07/22/2032 ~		5,600	5,479
Apex Credit CLO Ltd. 5.736% due 09/20/2029 ~		7,570	7,448
Apidos CLO 5.094% due 07/18/2029 •		600	593
Aqueduct European CLO DAC 2.096% due 07/20/2030 ~	EUR	2,602	2,731
Argent Securities Trust 4.869% due 05/25/2035 •		$79	71
Armada Euro CLO DAC 2.098% due 07/15/2031 •	EUR	2,400	2,496
Asset-Backed Securities Corp. Home Equity Loan Trust 4.849% due 11/25/2036 ~		$606	582
Bain Capital Euro DAC 2.196% due 01/20/2032 •	EUR	2,000	2,086
Barings CLO Ltd. 5.313% due 01/20/2032 ~		$1,600	1,579
Bear Stearns Asset-Backed Securities Trust
5.049% due 02/25/2036 ~		946	884
5.389% due 09/25/2046 ~		34	31
Birch Grove CLO Ltd. 5.899% due 06/15/2031 ~		4,900	4,821
Blackrock European CLO DAC 1.998% due 10/15/2031 ~	EUR	1,600	1,661
BlueMountain Fuji EUR CLO II DAC 2.028% due 07/15/2030 ~		2,191	2,291
BlueMountain Fuji Eur CLO V DAC 2.288% due 01/15/2033 ~		1,700	1,753

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2022 (Unaudited)

BNC Mortgage Loan Trust 4.709% due 11/25/2036 •		$891	861
BSPDF Issuer Ltd. 5.518% due 10/15/2036 •		7,900	7,562
Cairn CLO DAC
2.158% due 10/15/2031 ~	EUR	2,300	2,410
2.178% due 04/30/2031 ~		3,158	3,297
Carlyle Euro CLO DAC 2.078% due 01/15/2031 ~		3,099	3,237
Carlyle Global Market Strategies CLO Ltd. 5.600% due 08/14/2030 ~		$1,879	1,858
Carlyle U.S. CLO Ltd.
5.243% due 04/20/2031 •		2,300	2,263
5.259% due 01/15/2030 •		500	494
CIFC Funding Ltd. 5.194% due 04/18/2031 ~		1,400	1,375
CIT Mortgage Loan Trust 5.739% due 10/25/2037 •		63	63
Citigroup Mortgage Loan Trust
4.659% due 05/25/2037 •		2,400	2,176
4.884% due 10/25/2036 ~		254	242
5.094% due 03/25/2037 •		4,100	3,797
Countrywide Asset-Backed Certificates 4.889% due 03/25/2037 •		224	209
Countrywide Asset-Backed Certificates Trust
3.694% due 11/25/2034 •		2,920	2,441
4.529% due 05/25/2035 •		308	297
4.529% due 07/25/2037 ~		78	71
4.579% due 11/25/2037 ~		2,869	2,621
4.589% due 09/25/2037 ~		20	17
4.869% due 05/25/2036 •		812	669
5.169% due 11/25/2034 •		19	18
5.244% due 08/25/2034 ~		3	3
5.424% due 12/25/2035 ~		286	270
5.805% due 04/25/2036 ^~		89	77
Crestline Denali CLO Ltd.
5.273% due 04/20/2030 •		4,606	4,549
5.465% due 10/23/2031 ~		3,200	3,140
CVC Cordatus Loan Fund DAC
2.028% due 10/15/2031 ~	EUR	1,000	1,040
2.578% due 08/15/2032 •		1,600	1,670
2.676% due 09/15/2031 ~		1,000	1,042
Dryden CLO Ltd. 5.616% due 05/15/2031 ~		$500	493
Dryden Euro CLO DAC
2.038% due 04/15/2033 •	EUR	1,500	1,558
2.622% due 05/15/2034 •		1,900	1,977
Dryden Senior Loan Fund 5.059% due 04/15/2028 ~		$2,270	2,248
Elevation CLO Ltd. 5.308% due 10/25/2030 •		9,100	8,937
Euro-Galaxy CLO DAC 2.122% due 04/24/2034 ~	EUR	300	311
First Franklin Mortgage Loan Trust
5.094% due 11/25/2036 •		$524	500
5.259% due 09/25/2035 •		566	556
Fremont Home Loan Trust
4.524% due 10/25/2036 ~		114	101
4.529% due 01/25/2037 •		194	97
4.629% due 10/25/2036 ~		675	286
5.229% due 03/25/2035 ~		1,701	1,408
GoldenTree Loan Management U.S. CLO Ltd. 5.153% due 11/20/2030 •		2,000	1,976
GSAMP Trust
4.589% due 11/25/2036 •		91	44
5.124% due 09/25/2035 ^~		7	6
5.364% due 03/25/2035 ^~		108	98
Halseypoint CLO Ltd. 5.343% due 07/20/2031 ~		797	784
Harvest CLO DAC
2.018% due 10/15/2031 •	EUR	3,000	3,122
2.136% due 10/20/2031 •		1,800	1,871
Home Equity Mortgage Loan Asset-Backed Trust 4.609% due 04/25/2037 •		$97	76
HSI Asset Securitization Corp. Trust 4.929% due 02/25/2036 ~		64	62
ICG U.S. CLO Ltd. 5.405% due 07/22/2031 •		800	783
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 4.336% due 11/25/2034 ~		22	21
IndyMac INDB Mortgage Loan Trust 4.529% due 07/25/2036 •		894	279
Jubilee CLO DAC
1.978% due 04/15/2030 ~	EUR	2,800	2,933
1.988% due 04/15/2030 •		3,300	3,453
2.028% due 04/15/2031 •		800	832

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2022 (Unaudited)

KKR CLO Ltd.
5.029% due 07/15/2030 •		$928	911
5.259% due 01/15/2031 ~		1,600	1,575
LCM LP 5.243% due 07/20/2030 •		1,830	1,803
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		834	588
Lehman XS Trust 4.292% due 06/25/2036 þ		219	216
LoanCore Issuer Ltd. 5.618% due 07/15/2036 •		900	867
Long Beach Mortgage Loan Trust 4.629% due 08/25/2036 •		75	32
Madison Park Funding Ltd. 5.155% due 04/22/2027 ~		295	292
Man GLG Euro CLO DAC 2.058% due 10/15/2030 •	EUR	1,877	1,963
Marathon CLO Ltd. 5.229% due 04/15/2029 •		$1,912	1,900
Massachusetts Educational Financing Authority 5.308% due 04/25/2038 •		48	48
MASTR Asset-Backed Securities Trust 4.729% due 06/25/2036 •		227	203
Merrill Lynch Mortgage Investors Trust
4.809% due 02/25/2037 •		1,386	423
5.109% due 10/25/2035 •		1,223	1,140
5.109% due 05/25/2036 •		9	9
MF1 Ltd. 5.419% due 10/16/2036 •		1,600	1,535
MidOcean Credit CLO
5.445% due 01/29/2030 •		1,203	1,189
5.725% due 02/20/2031 ~		300	295
Morgan Stanley ABS Capital, Inc. Trust
4.519% due 10/25/2036 ~		574	506
5.289% due 05/25/2034 •		1,653	1,540
5.424% due 07/25/2035 •		590	574
Mountain View CLO LLC 5.119% due 01/16/2031 •		7,000	6,891
Mountain View CLO Ltd. 4.761% due 10/13/2027 •		67	67
NovaStar Mortgage Funding Trust 5.094% due 01/25/2036 ~		136	133
Octagon Investment Partners Ltd. 5.650% due 02/14/2031 •		1,000	984
Option One Mortgage Loan Trust
4.529% due 01/25/2037 •		216	145
4.529% due 03/25/2037 •		178	117
4.629% due 04/25/2037 •		2,911	1,405
Ownit Mortgage Loan Trust 4.669% due 09/25/2037 •		4,879	4,186
OZLM Ltd.
5.343% due 10/20/2031 ~		300	294
5.674% due 05/16/2030 ~		581	572
Palmer Square CLO Ltd. 5.227% due 10/17/2031 ~		500	492
Renaissance Home Equity Loan Trust
5.249% due 06/25/2033 •		1,609	1,447
5.294% due 01/25/2037 þ		7,262	2,369
5.489% due 09/25/2037 •		775	368
Residential Asset Securities Corp. Trust
4.669% due 09/25/2036 ~		2,174	2,105
4.869% due 08/25/2036 •		348	309
Romark CLO Ltd. 5.355% due 10/23/2030 ~		900	884
Saranac CLO Ltd. 5.873% due 08/13/2031 ~		3,900	3,779
Saxon Asset Securities Trust 4.699% due 09/25/2037 •		69	65
Sculptor CLO Ltd. 5.349% due 01/15/2031 •		3,400	3,338
Securitized Asset-Backed Receivables LLC Trust
4.889% due 05/25/2036 •		912	496
5.064% due 10/25/2035 ~		2,596	2,481
SLM Student Loan Trust 5.858% due 04/25/2023 ~		174	173
Sound Point CLO Ltd.
5.293% due 10/20/2028 •		1,580	1,568
5.315% due 01/23/2029 •		1,819	1,810
5.338% due 07/25/2030 •		1,300	1,280
Soundview Home Loan Trust
4.589% due 06/25/2037 •		755	545
5.339% due 10/25/2037 •		103	76
Specialty Underwriting & Residential Finance Trust
4.589% due 04/25/2037 ~		3,128	2,253
4.709% due 09/25/2037 •		11,294	6,494

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2022 (Unaudited)

Starwood Commercial Mortgage Trust 5.526% due 04/18/2038 ~		6,800	6,593
Structured Asset Securities Corp. Mortgage Loan Trust
4.959% due 10/25/2036 ~		208	203
5.620% due 04/25/2035 •		6	6
TCI-Symphony CLO Ltd. 4.961% due 10/13/2032 •		7,200	7,042
TCW CLO Ltd. 5.328% due 04/25/2031 ~		5,200	5,121
TICP CLO Ltd.
5.083% due 04/20/2028 •		107	107
5.083% due 04/20/2028 ~		1,378	1,374
Tikehau CLO DAC 2.596% due 08/04/2034 ~	EUR	1,500	1,559
Venture CLO Ltd.
4.959% due 04/15/2027 ~		$710	709
4.959% due 07/15/2027 •		17	17
5.143% due 10/20/2028 •		587	580
5.233% due 07/20/2030 •		5,800	5,698
5.293% due 07/20/2030 ~		3,498	3,417
5.343% due 01/20/2029 •		2,802	2,770
5.596% due 09/07/2030 •		800	785
Vibrant CLO Ltd. 5.283% due 09/15/2030 •		1,892	1,862
Voya CLO Ltd. 5.079% due 10/15/2030 •		1,000	982
Wellfleet CLO Ltd. 5.133% due 07/20/2029 •		1,092	1,078
Wells Fargo Home Equity Asset-Backed Securities Trust 6.789% due 12/25/2034 ~		137	134
Wind River CLO Ltd. 5.244% due 07/18/2031 •		797	779

Total Asset-Backed Securities (Cost $252,805)			238,288

SOVEREIGN ISSUES 4.3%
Australia Government International Bond 3.000% due 09/20/2025	AUD	2,133	1,533
Canada Government Real Return Bond 4.250% due 12/01/2026 (e)	CAD	1,166	950
Denmark Government International Bond 0.100% due 11/15/2023 (e)	DKK	4,190	606
France Government International Bond
0.100% due 07/25/2031 (e)	EUR	5,063	5,190
0.250% due 07/25/2024 (e)		10,777	11,620
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (e)		4,084	3,827
1.400% due 05/26/2025 (e)		33,431	35,330
Japan Government International Bond
0.005% due 03/10/2031 (e)	JPY	52,203	412
0.100% due 03/10/2028 (e)		1,403,239	11,061
0.100% due 03/10/2029 (e)		3,247,826	25,687
Mexico Government International Bond 4.500% due 11/22/2035 (e)	MXN	1,530	81
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	299	189
3.000% due 09/20/2030		3,103	2,068
Peru Government International Bond 5.940% due 02/12/2029	PEN	259	63
Qatar Government International Bond 3.875% due 04/23/2023		$352	350
Saudi Government International Bond 4.000% due 04/17/2025		601	594
United Kingdom Gilt 1.250% due 11/22/2027 (e)	GBP	4,773	6,108

Total Sovereign Issues (Cost $118,082)			105,669

		SHARES
COMMON STOCKS 0.8%
CONSUMER DISCRETIONARY 0.4%
Hilton Worldwide Holdings, Inc.		34,800	4,397
Marriott International, Inc. 'A'		33,800	5,033

			9,430

REAL ESTATE 0.4%
CBRE Group, Inc. 'A' (b)		51,757	3,983

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2022 (Unaudited)

Howard Hughes Corp. (b)	87,434	6,682

		10,665

Total Common Stocks (Cost $23,375)		20,095

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Bank of America Corp. 5.875% due 03/15/2028 •(f)	223,000	198

Total Preferred Securities (Cost $237)		198

REAL ESTATE INVESTMENT TRUSTS 19.6%
REAL ESTATE 19.6%
Alexandria Real Estate Equities, Inc.	141,052	20,547
American Assets Trust, Inc.	141,438	3,748
American Homes 4 Rent 'A'	359,179	10,826
American Tower Corp.	21,483	4,551
Americold Realty Trust, Inc.	392,961	11,125
Apartment Income REIT Corp.	103,777	3,561
AvalonBay Communities, Inc.	65,629	10,600
Boston Properties, Inc.	129,434	8,747
Camden Property Trust	155,590	17,407
Crown Castle, Inc.	56,264	7,632
CubeSmart	223,808	9,008
Digital Realty Trust, Inc.	102,164	10,244
Equinix, Inc.	14,245	9,331
Equity LifeStyle Properties, Inc.	320,152	20,682
Equity Residential	135,904	8,018
Essex Property Trust, Inc.	66,232	14,036
Extra Space Storage, Inc.	51,457	7,573
First Industrial Realty Trust, Inc.	286,196	13,812
Gaming & Leisure Properties, Inc.	383,618	19,983
Healthpeak Properties, Inc.	678,993	17,022
Host Hotels & Resorts, Inc.	675,901	10,848
InvenTrust Properties Corp.	231,200	5,473
Invitation Homes, Inc.	419,137	12,423
Kilroy Realty Corp.	163,021	6,304
Life Storage, Inc.	121,450	11,963
Mid-America Apartment Communities, Inc.	73,717	11,573
National Storage Affiliates Trust	89,700	3,240
Paramount Group, Inc.	445,500	2,646
Prologis, Inc.	244,582	27,572
Public Storage	76,518	21,440
Realty Income Corp.	226,041	14,338
Regency Centers Corp.	68,138	4,259
Retail Opportunity Investments Corp.	423,229	6,361
Rexford Industrial Realty, Inc.	86,712	4,738
RLJ Lodging Trust	1,055,654	11,179
Ryman Hospitality Properties, Inc.	140,700	11,506
Safehold, Inc.	61,578	1,762
SBA Communications Corp.	31,197	8,745
Simon Property Group, Inc.	73,594	8,646
SITE Centers Corp.	609,695	8,328
Sun Communities, Inc.	24,229	3,465
Sunstone Hotel Investors, Inc.	823,690	7,957
UDR, Inc.	313,128	12,127
Ventas, Inc.	358,348	16,144
VICI Properties, Inc.	174,649	5,659
WP Carey, Inc.	140,988	11,018

Total Real Estate Investment Trusts (Cost $514,411)		478,167

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.7%
COMMERCIAL PAPER 1.3%
American Electric Power, Inc. 4.720% due 01/04/2023	$450	450
AT&T, Inc. 4.650% due 01/03/2023	640	640
Baxter International, Inc. 4.730% due 01/23/2023	500	498
Consolidated Edison Co. of New York, Inc.
4.800% due 01/17/2023	900	898
4.800% due 01/18/2023	350	349
4.800% due 01/19/2023	450	449

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2022 (Unaudited)

4.800% due 01/20/2023		250	249
Constellation Brands, Inc.
5.000% due 01/09/2023		500	499
5.000% due 01/10/2023		500	499
Crown Castle, Inc.
5.000% due 01/04/2023		250	250
5.100% due 01/05/2023		250	250
5.100% due 01/09/2023		2,880	2,876
Dominion Energy, Inc.
4.700% due 02/01/2023		500	498
4.750% due 01/31/2023		250	249
Duke Energy Corp.
4.620% due 01/11/2023		500	499
4.620% due 01/17/2023		750	748
4.650% due 01/09/2023		500	499
Electricite de France SA 5.000% due 01/20/2023		2,000	1,995
Enbridge (US), Inc.
4.780% due 01/20/2023		500	499
4.830% due 01/25/2023		250	249
Enel Finance America LLC 6.000% due 01/12/2023		790	789
Energy Transfer LP 5.080% due 01/05/2023		2,000	1,998
Entergy Corp. 4.700% due 01/12/2023		250	250
Fiserv, Inc.
4.730% due 01/17/2023		250	249
4.780% due 01/23/2023		500	499
4.820% due 02/01/2023		250	249
Hitachi America Capital Ltd. 4.700% due 01/04/2023		500	500
McCormick & Co., Inc. 4.750% due 01/27/2023		500	498
Medtronic Global Holdings SCA 4.750% due 01/27/2023		500	498
Mercedes-Benz Finance North America LLC 4.800% due 01/30/2023		250	249
National Grid North America, Inc.
4.780% due 01/23/2023		250	249
4.810% due 01/24/2023		500	498
ORACLE Corp.
4.760% due 01/27/2023		500	498
4.800% due 01/26/2023		500	498
Parker-Hannifin Corp. 4.700% due 01/19/2023		300	299
Penske Truck Leasing Co. LP 4.700% due 01/11/2023		250	250
Quanta Services, Inc. 5.100% due 01/09/2023		550	549
Republic Services, Inc. 4.650% due 01/12/2023		500	499
Tampa Electric Co. 4.800% due 01/12/2023		500	499
Targa Resources Corp. 5.250% due 01/13/2023		1,500	1,498
Thomson Reuters Corp. 4.770% due 01/25/2023		2,000	1,994
TransCanada PipeLines Ltd. 4.750% due 01/19/2023		250	249
Virginia Electric & Power Co. 4.720% due 02/06/2023		250	249
Vodafone Group PLC 4.600% due 01/05/2023		1,250	1,249
VW Credit, Inc.
4.700% due 01/26/2023		250	249
4.700% due 01/27/2023		250	249
4.750% due 01/25/2023		250	249
4.800% due 01/26/2023		1,750	1,744
Walgreens Boots Alliance, Inc.
4.900% due 01/11/2023		750	749
4.950% due 01/18/2023		1,000	998

			32,238

REPURCHASE AGREEMENTS (g) 9.2%			224,621

SHORT-TERM NOTES 0.0%
France Government International Bond 2.100% due 07/25/2023 (e)	EUR	584	641

U.S. TREASURY BILLS 2.1%
4.186% due 01/17/2023 - 03/23/2023 (c)(d)		$52,909	52,543

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2022 (Unaudited)

Total Short-Term Instruments (Cost $310,118)		310,043

Total Investments in Securities (Cost $4,369,729)		3,975,851

	SHARES
INVESTMENTS IN AFFILIATES 1.0%
SHORT-TERM INSTRUMENTS 1.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%
PIMCO Short-Term Floating NAV Portfolio III	2,446,541	23,771

Total Short-Term Instruments (Cost $23,771)		23,771

Total Investments in Affiliates (Cost $23,771)		23,771

Total Investments 163.9% (Cost $4,393,500)		$3,999,622
Financial Derivative Instruments (i)(j)(k) 0.0%(Cost or Premiums, net $(1,555))		1,204
Other Assets and Liabilities, net (63.9)%		(1,559,359)

Net Assets 100.0%		$2,441,467

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

CIB	4.140%	12/13/2022	01/04/2023	$4,806	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2031	$(4,722)	$4,806	$4,818
4.140	12/16/2022	01/04/2023	12,315	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2031	(12,100)	12,315	12,340
GSC	4.220	12/21/2022	01/04/2023	50,000	U.S. Treasury Notes 0.375% due 07/31/2027	(50,717)	50,000	50,076
SGY	4.290	12/30/2022	01/03/2023	157,500	U.S. Treasury Bonds 3.000% due 02/15/2048	(101,763)	157,500	157,575
U.S. Treasury Notes 2.750% due 05/31/2029	(58,642)

Total Repurchase Agreements	$(227,944)	$224,621	$224,809

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	4.190%	11/10/2022	01/10/2023	$(11,745)	$(11,819)
4.250	11/17/2022	01/12/2023	(27,111)	(27,262)
4.430	12/12/2022	01/05/2023	(35,152)	(35,247)
CIB	4.140	11/03/2022	01/04/2023	(1,200,714)	(1,209,137)
4.140	12/01/2022	01/04/2023	(20,947)	(21,026)
4.370	12/08/2022	01/05/2023	(5,154)	(5,170)
4.400	01/04/2023	01/19/2023	(1,229,748)	(1,229,748)
4.400	01/05/2023	01/19/2023	(4,989)	(4,989)
GRE	4.360	12/07/2022	01/05/2023	(12,172)	(12,212)
4.380	12/09/2022	01/05/2023	(5,329)	(5,346)
4.430	12/12/2022	01/05/2023	(57,026)	(57,180)
RCY	4.350	12/09/2022	01/05/2023	(29,933)	(30,023)

Total Reverse Repurchase Agreements	$(2,649,159)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BOS	4.210%	11/09/2022	01/09/2023	$(3,218)	$(3,239)
MSC	4.430	12/19/2022	01/09/2023	(11,517)	(11,538)
4.430	12/20/2022	01/10/2023	(2,398)	(2,402)

Total Sale-Buyback Transactions	$(17,179)

(h)	Securities with an aggregate market value of $1,429,599 have been pledged as collateral under the terms of master agreements as of December 31, 2022.
(1)	Includes accrued interest.

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2022 (Unaudited)

(2)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(1,818,536) at a weighted average interest rate of 2.019%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(13) of deferred price drop.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - NYMEX Natural Gas March 2023 Futures	$4.000	02/23/2023	20	200	$(66)	$(92)
Put - NYMEX Natural Gas March 2023 Futures	4.500	02/23/2023	40	400	(228)	(306)

Total Written Options	$(294)	$(398)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month Euribor March Futures	03/2023	799	$207,386	$(7,020)	$64	$(43)
Brent Crude June Futures	04/2023	86	7,289	302	188	0
Brent Crude March Futures	01/2023	269	23,110	2,272	659	0
California Carbon Allowance December Futures	12/2023	1,726	52,384	2,339	86	0
Euro-Bund March Futures	03/2023	374	53,218	(3,434)	188	(424)
European Climate Exchange March Futures	03/2023	31	2,704	176	0	(68)
Globex Natural Gas February Futures	01/2023	45	2,014	(337)	0	(38)
Iron Ore March Futures	03/2023	360	4,150	832	71	0
Natural Gas February Futures	01/2023	38	1,701	(237)	0	(32)
Natural Gas March Futures	02/2023	102	4,186	(694)	0	(10)
Put Options Strike @ USD 65.000 on Brent Crude March 2023 Futures (2)	01/2023	56	6	(47)	0	(3)
U.S. Treasury 2-Year Note March Futures	03/2023	274	56,191	34	0	(43)
U.S. Treasury 5-Year Note March Futures	03/2023	1,049	113,218	(1,643)	0	(90)
U.S. Treasury 10-Year Note March Futures	03/2023	784	88,041	(562)	82	(65)
U.S. Treasury Long-Term Bond March Futures	03/2023	707	88,618	(1,792)	0	(110)
United Kingdom Long Gilt March Futures	03/2023	39	4,710	(308)	5	(13)
WTI Crude March Futures	02/2023	537	43,202	2,764	1,047	0

$(7,355)	$2,390	$(939)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Call Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond February 2023 Futures (2)	01/2023	24	$0	$19	$0	$0
Call Options Strike @ USD 90.000 on Brent Crude March 2023 Futures (2)	01/2023	82	(166)	(36)	0	(57)
Call Options Strike @ USD 95.000 on Brent Crude March 2023 Futures (2)	01/2023	21	(18)	2	0	(7)
Euro-Bobl March Futures	03/2023	274	(33,950)	1,078	126	(76)
Euro-BTP Italy Government Bond March Futures	03/2023	133	(14,964)	210	19	(17)
Euro-BTP March Futures	03/2023	414	(48,270)	3,576	496	(394)
Euro-Buxl 30-Year Bond March Futures	03/2023	380	(55,012)	8,844	1,424	(244)
Euro-Oat March Futures	03/2023	66	(8,994)	628	82	(46)
Euro-Schatz March Futures	03/2023	3,005	(339,105)	3,662	418	(177)
Gold 100 oz. February Futures	02/2023	129	(23,558)	(723)	0	(3)
Japan Government 10-Year Bond March Futures	03/2023	91	(100,860)	1,852	139	0
Put Options Strike @ EUR 138.500 on Euro-Bund 10-Year Bond February 2023 Futures (2)	01/2023	24	(147)	(123)	12	(25)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	703	(94,422)	3,890	323	(51)
U.S. Ultra Treasury Note March Futures	03/2023	1,637	(193,626)	945	94	(71)
WTI Crude June Futures	05/2023	86	(6,897)	(328)	0	(169)
WTI Crude March Futures	02/2023	537	(43,202)	(2,434)	0	(1,047)

$21,062	$3,133	$(2,384)

Total Futures Contracts	$13,707	$5,523	$(3,323)

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2022 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	3-Month EUR-EURIBOR	0.526%	Annual	11/21/2023	EUR	29,100	$0	$(1,068)	$(1,068)	$0	$(5)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		4,000	(20)	(402)	(422)	0	(10)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		7,300	(40)	(751)	(791)	0	(18)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		6,600	(50)	(677)	(727)	0	(15)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		8,700	(32)	(772)	(804)	0	(20)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		3,800	(14)	(337)	(351)	0	(8)
Receive(3)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		12,900	30	384	414	18	0
Pay	CPTFEMU	2.359	Maturity	08/15/2030		7,400	40	266	306	26	0
Receive	CPTFEMU	1.380	Maturity	03/15/2031		2,900	(20)	(598)	(618)	0	(8)
Pay	CPTFEMU	2.600	Maturity	05/15/2032		7,600	39	276	315	25	0
Pay	CPTFEMU	2.720	Maturity	06/15/2032		2,200	4	26	30	7	0
Pay	CPTFEMU	2.470	Maturity	07/15/2032		3,900	0	150	150	11	0
Receive	CPTFEMU	2.580	Maturity	03/15/2052		500	0	(42)	(42)	1	0
Receive	CPTFEMU	2.590	Maturity	03/15/2052		1,900	(49)	(104)	(153)	3	0
Receive	CPTFEMU	2.550	Maturity	04/15/2052		1,500	2	(122)	(120)	2	0
Receive	CPURNSA	5.500	Maturity	03/21/2023		$14,500	0	(105)	(105)	6	0
Receive	CPURNSA	5.320	Maturity	04/29/2023		54,800	0	(140)	(140)	0	(52)
Pay	CPURNSA	2.419	Maturity	03/05/2026		4,400	0	402	402	0	(1)
Pay	CPURNSA	2.768	Maturity	05/13/2026		8,500	0	604	604	1	0
Pay	CPURNSA	2.813	Maturity	05/14/2026		3,300	0	227	227	1	0
Pay	CPURNSA	2.703	Maturity	05/25/2026		2,240	0	164	164	1	0
Pay	CPURNSA	2.690	Maturity	06/01/2026		4,100	0	300	300	1	0
Pay	CPURNSA	2.573	Maturity	08/26/2028		4,900	0	295	295	0	(1)
Pay	CPURNSA	2.645	Maturity	09/10/2028		3,100	0	164	164	0	(1)
Receive	CPURNSA	2.006	Maturity	11/30/2030		8,200	0	(1,103)	(1,103)	1	0
Pay	UKRPI	6.290	Maturity	03/15/2024	GBP	15,400	(8)	1,158	1,150	3	0
Pay	UKRPI	6.440	Maturity	05/15/2024		3,600	0	209	209	1	0
Pay	UKRPI	6.600	Maturity	05/15/2024		13,500	20	710	730	3	0
Pay	UKRPI	5.200	Maturity	06/15/2024		7,000	0	357	357	0	(2)
Pay	UKRPI	5.330	Maturity	06/15/2024		4,500	0	215	215	0	(1)
Receive	UKRPI	3.330	Maturity	01/15/2025		18,400	209	(3,744)	(3,535)	0	(12)
Receive	UKRPI	3.480	Maturity	01/15/2030		5,280	69	(1,152)	(1,083)	0	(25)
Receive	UKRPI	3.450	Maturity	01/15/2031		7,500	(97)	(1,708)	(1,805)	0	(40)
Receive	UKRPI	3.624	Maturity	02/15/2031		4,300	0	(933)	(933)	0	(20)
Receive	UKRPI	3.750	Maturity	04/15/2031		7,300	3	(1,473)	(1,470)	0	(43)
Pay	UKRPI	4.300	Maturity	01/15/2032		19,500	45	1,494	1,539	112	0
Pay	UKRPI	4.125	Maturity	09/15/2032		2,460	0	31	31	15	0
Pay	UKRPI	4.130	Maturity	09/15/2032		11,040	1	129	130	67	0
Pay	UKRPI	4.143	Maturity	10/15/2032		7,900	0	83	83	50	0
Receive	UKRPI	3.566	Maturity	03/15/2036		1,500	0	(306)	(306)	0	(12)
Receive	UKRPI	3.580	Maturity	03/15/2036		4,500	(28)	(878)	(906)	0	(37)
Pay	UKRPI	3.720	Maturity	09/15/2037		3,300	0	118	118	27	0
Receive	UKRPI	3.515	Maturity	02/15/2041		8,900	(696)	(1,120)	(1,816)	0	(92)

Total Swap Agreements							$(592)	$(9,773)	$(10,365)	$382	$(423)

(1)	Unsettled variation margin liability of $(200) for closed futures is outstanding at period end.
(2)	Future styled option.
(3)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month				Currency to be Delivered			Currency to be Received	Asset		Liability

BOA	02/2023			EUR	3,709			$3,885	$0		$(96)
	02/2023			GBP	7,036			8,303	0		(212)
	02/2023			JPY	535,200			3,867	0		(234)
	02/2023				$12,047		EUR	11,373	162		0
	02/2023				1,416		JPY	185,200	4		0
BPS	02/2023			EUR	98,934			$102,589	0		(3,621)
	03/2023			MXN	1,615			80	0		(2)
CBK	01/2023			DKK	11,500			1,620	0		(36)

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2022 (Unaudited)

01/2023	PEN	96	25	0	0
01/2023	$1,061	DKK	7,385	3	0
01/2023	25	PEN	96	0	0
02/2023	AUD	2,429	$1,626	0	(30)
02/2023	EUR	87	93	0	0
02/2023	JPY	394,400	2,866	0	(156)
02/2023	NZD	2,912	1,767	0	(83)
02/2023	$3,535	EUR	3,308	16	0
JPM	02/2023	JPY	3,306,785	$23,995	0	(1,342)
02/2023	$1,655	EUR	1,552	11	0
MBC	01/2023	DKK	328,283	$46,373	0	(906)
01/2023	$3,778	DKK	27,020	113	0
02/2023	CAD	1,495	$1,128	24	0
MYI	01/2023	$2,758	DKK	19,720	82	0
02/2023	EUR	2,635	$2,764	0	(65)
02/2023	JPY	797,100	5,774	0	(334)
SCX	01/2023	$99	PEN	382	1	0
02/2023	NZD	754	$458	0	(21)
UAG	01/2023	DKK	364,598	51,034	0	(1,475)

Total Forward Foreign Currency Contracts	$416	$(8,613)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.410%	02/02/2023	56,300	$281	$0
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.720	02/23/2023	106,700	587	0
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	04/26/2023	24,400	260	15
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.710	01/25/2023	113,700	694	0
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.428	01/31/2023	56,300	288	0
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	05/31/2023	69,300	832	83

Total Purchased Options	$2,942	$98

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC iTraxx Europe 37 5-Year Index	Sell	3.000%	03/15/2023	2,100	$(4)	$0

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.558%	02/02/2023	12,300	$(281)	$0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.736	02/23/2023	23,700	(587)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	04/26/2023	13,500	(267)	(23)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.547	03/07/2023	4,700	(103)	(10)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.547	03/07/2023	4,700	(103)	(297)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.067	06/09/2023	6,100	(72)	(16)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.140	06/09/2023	6,100	(84)	(200)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.785	01/25/2023	25,200	(697)	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.579	01/31/2023	12,300	(288)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/31/2023	38,200	(832)	(113)

$(3,314)	$(659)

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2022 (Unaudited)

OPTIONS ON INDICES
Counterparty	Description					Strike Value	Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value

UAG	Call - OTC BCOMTR Index					119.900	01/20/2023	84	$(315)		$(32)

Total Written Options									$(3,633)		$(691)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	AMZX Index	811	4.780% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/25/2023	$1,209	$0	$(5)	$0	$(5)
BPS	Receive	BCOMF1NTC Index	50,337	0.120%	Monthly	02/15/2023	6,525	0	0	0	0
	Receive	BCOMTR Index	265,747	4.530% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	65,796	0	(591)	0	(591)
	Receive	CSIXTR Index	6,553	4.600% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	41,653	0	1,186	1,186	0
BRC	Receive	DWRTFT Index	18,067	4.610% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/15/2023	199,129	0	(837)	0	(837)
CBK	Receive	DWRTFT Index	1,372	4.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/10/2023	15,122	0	(97)	0	(97)
FAR	Receive	DWRTFT Index	7,344	4.600% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/08/2023	80,943	0	(339)	0	(339)
	Receive	AMZX Index	14,804	4.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/12/2023	22,067	0	(94)	0	(94)
	Receive	DWRTFT Index	7,344	4.600% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/03/2023	80,943	0	(339)	0	(339)
	Receive	AMZX Index	64,460	4.680% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/16/2023	96,084	0	(405)	0	(405)
	Receive	DWRTFT Index	8,294	4.600% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/06/2023	91,414	0	(383)	0	(383)
GST	Receive	BCOMTR Index	414,360	4.540% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	102,591	0	(921)	0	(921)
	Receive	CSIXTR Index	6,653	4.580% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	42,291	0	1,207	1,207	0
JPM	Receive	JMABNIC5 Index	505,595	0.000%	Monthly	02/15/2023	89,835	0	3,261	3,261	0
	Receive	AMNAX Index	168,418	4.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	116,770	0	(522)	0	(522)
	Receive	DWRTFT Index	5,579	4.600% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/13/2023	61,490	0	(258)	0	(258)
MAC	Receive	BCOMTR Index	220,353	4.540% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	54,557	0	(480)	0	(480)
	Receive	CSIXTR Index	4,962	4.590% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	31,540	0	900	900	0
	Receive	PIMCODB Index	1,316,916	0.000%	Monthly	02/15/2023	242,441	0	5,937	5,937	0

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2022 (Unaudited)

MYI	Receive	DWRTFT Index	167	4.740% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/04/2023	1,942	0	(110)	0	(110)
	Receive	DWRTFT Index	5,362	4.570% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/22/2023	59,098	0	(246)	0	(246)
	Receive	DWRTFT Index	6,553	4.540% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/21/2023	71,128	0	1,061	1,061	0
UAG	Receive	BCOMTR Index	30,726	0.000%	Maturity	01/20/2023	3,350	22	94	116	0

								$22	$8,019	$13,668	$(5,627)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	Alexandria Real Estate Equities, Inc.	80,100	4.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	$11,668	$0	$61	$61	$0
	Receive	American Homes 4 Rent	523,400	4.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	15,775	0	(54)	0	(54)
	Receive	American Tower Corp.	110,600	4.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	23,432	0	99	99	0
	Receive	Apartment Income REIT Corp.	257,500	4.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	8,835	0	(29)	0	(29)
	Receive	AvalonBay Communities, Inc.	136,400	4.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	22,031	0	144	144	0
	Receive	Digital Realty Trust, Inc.	90,100	4.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	9,034	0	80	80	0
	Receive	Equinix, Inc.	17,500	4.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	11,463	0	(37)	0	(37)
	Receive	Equity LifeStyle Properties, Inc.	316,000	4.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	20,414	0	66	66	0
	Receive	Equity Residential	360,500	4.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	21,270	0	155	155	0
	Receive	First Industrial Realty Trust, Inc.	214,600	4.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	10,357	0	30	30	0
	Receive	Gaming and Leisure Properties, Inc.	228,300	4.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	11,892	0	(36)	0	(36)
	Receive	Invitation Homes, Inc.	1,070,100	4.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	31,718	0	(109)	0	(109)

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2022 (Unaudited)

	Receive	Prologis, Inc.	668,537	4.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	75,364	0	(245)	0	(245)
	Receive	PSA Treasury Pte Ltd.	130,800	4.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	36,649	0	(123)	0	(123)
	Receive	Rexford Industrial Realty, Inc.	180,200	4.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	9,846	0	27	27	0
	Receive	SBA Communications Corp.	62,100	4.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	17,407	0	(56)	0	(56)
	Receive	Simon Property Group, Inc.	318,900	4.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	37,464	0	(120)	0	(120)
	Receive	Sun Communities, Inc.	210,400	4.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	30,087	0	91	91	0
	Receive	Vici Properities, Inc.	1,095,456	4.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	35,493	0	310	310	0
	Receive	WP Carey, Inc.	167,700	4.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	13,106	0	138	138	0

								$0	$392	$1,201	$(809)

Total Swap Agreements								$22	$8,411	$14,869	$(6,436)

(k)	Securities with an aggregate market value of $78,540 have been pledged as collateral under the terms of master agreements as of December 31, 2022.
(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3		Fair Value at 12/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$94,259		$0	$94,259
Industrials						0	158		0	158
Utilities						0	303		0	303
U.S. Government Agencies						0	104,950		0	104,950
U.S. Treasury Obligations						0	2,609,372		0	2,609,372
Non-Agency Mortgage-Backed Securities						0	14,349		0	14,349
Asset-Backed Securities						0	238,288		0	238,288
Sovereign Issues						0	105,669		0	105,669
Common Stocks
Consumer Discretionary						9,430	0		0	9,430
Real Estate						10,665	0		0	10,665
Preferred Securities
Banking & Finance						0	198		0	198
Real Estate Investment Trusts
Real Estate						478,167	0		0	478,167
Short-Term Instruments
Commercial Paper						0	32,238		0	32,238
Repurchase Agreements						0	224,621		0	224,621
Short-Term Notes						0	641		0	641
U.S. Treasury Bills						0	52,543		0	52,543

						$498,262	$3,477,589		$0	$3,975,851
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$23,771	$0		$0	$23,771

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2022 (Unaudited)

Total Investments	$522,033	$3,477,589	$0	$3,999,622

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5,024	881	0	5,905
Over the counter	0	15,383	0	15,383

	$5,024	$16,264	$0	$21,288
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,291)	(853)	0	(4,144)
Over the counter	0	(15,740)	0	(15,740)

	$(3,291)	$(16,593)	$0	$(19,884)

Total Financial Derivative Instruments	$1,733	$(329)	$0	$1,404

Totals	$523,766	$3,477,260	$0	$4,001,026

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 120.8% ¤
CORPORATE BONDS & NOTES 1.3%
BANKING & FINANCE 1.2%
Bank of America Corp. 5.653% (SOFRRATE + 1.330%) due 04/02/2026 ~		$300	$298
Credit Suisse AG 2.984% (EUR003M + 1.000%) due 09/01/2023 ~	EUR	2,000	2,105
Credit Suisse Group AG 7.500% due 12/11/2023 •(d)(e)		$400	350
Equinix, Inc. 1.550% due 03/15/2028		100	83
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	150	140
General Motors Financial Co., Inc. 5.360% (SOFRRATE + 1.200%) due 11/17/2023 ~		$100	100
Goldman Sachs Group, Inc. 6.162% (SOFRRATE + 1.850%) due 03/15/2028 ~		400	394
Jackson National Life Global Funding 5.473% (SOFRRATE + 1.150%) due 06/28/2024 ~		1,300	1,301
Nykredit Realkredit AS 1.500% due 10/01/2053	DKK	7,537	837
Societe Generale SA 7.875% due 12/18/2023 •(d)(e)		$400	396
Toyota Motor Credit Corp. 5.050% due 12/11/2023		1,000	1,002
VICI Properties LP 4.750% due 02/15/2028		100	95

			7,101

INDUSTRIALS 0.1%
CVS Pass-Through Trust 6.943% due 01/10/2030		67	69
Warnermedia Holdings, Inc.
4.054% due 03/15/2029		100	87
4.279% due 03/15/2032		400	330

			486

Total Corporate Bonds & Notes (Cost $7,273)			7,587

MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		16	16

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040		365	384

Total Municipal Bonds & Notes (Cost $405)			400

U.S. GOVERNMENT AGENCIES 0.2%
Fannie Mae
4.000% due 04/25/2041		536	505
4.366% due 09/25/2042 •		3	2
4.739% due 07/25/2037 •		4	4
4.769% due 07/25/2037 ~		7	7
4.789% due 09/25/2035 •		14	14
4.799% due 09/25/2035 ~		33	32
5.109% due 06/25/2037 •		61	61
Freddie Mac
4.698% due 03/15/2037 ~		63	62
5.018% due 08/15/2037 •		86	85
5.028% due 10/15/2037 •		14	14
5.038% due 05/15/2037 - 09/15/2037 •		100	100

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

U.S. Small Business Administration 4.430% due 05/01/2029	10	9

Total U.S. Government Agencies (Cost $909)		895

U.S. TREASURY OBLIGATIONS 2.2%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 02/15/2052	4,817	3,125
0.625% due 07/15/2032	9,333	8,556
0.625% due 02/15/2043	113	91
1.375% due 02/15/2044	805	749

Total U.S. Treasury Obligations (Cost $13,609)		12,521

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.7%
245 Park Avenue Trust 3.508% due 06/05/2037	1,000	891
Ashford Hospitality Trust 5.218% due 04/15/2035 •	834	806
Atrium Hotel Portfolio Trust 6.068% due 12/15/2036 •	5,000	4,798
BAMLL Commercial Mortgage Securities Trust 3.218% due 04/14/2033	3,750	3,478
Banc of America Mortgage Trust
3.942% due 07/25/2035 ^~	21	19
Bear Stearns Adjustable Rate Mortgage Trust
3.887% due 11/25/2034 ~	3	3
Bear Stearns ALT-A Trust
3.354% due 10/25/2035 ^~	105	89
3.729% due 09/25/2035 ^~	58	36
BIG Commercial Mortgage Trust 5.678% due 02/15/2039 •	3,500	3,366
BX Commercial Mortgage Trust 5.326% due 01/17/2039 ~	3,000	2,877
BX Trust 5.085% (TSFR1M + 0.749%) due 04/15/2039 ~	1,100	1,016
Century Plaza Towers 2.865% due 11/13/2039	1,875	1,500
Chase Mortgage Finance Trust
3.707% due 09/25/2036 ^~	22	18
3.824% due 12/25/2035 ^~	11	10
6.000% due 12/25/2036	23	11
Citigroup Mortgage Loan Trust 6.170% due 09/25/2062 þ	1,456	1,426
Colony Mortgage Capital Ltd. 5.796% due 11/15/2038 •	2,900	2,719
Countrywide Alternative Loan Trust
4.769% due 09/25/2046 ^•	109	100
4.949% due 02/25/2037 ~	39	32
Countrywide Home Loan Mortgage Pass-Through Trust
3.792% due 11/25/2034 ~	25	22
DBWF Mortgage Trust
5.469% due 12/19/2030 •	3,200	3,109
5.789% due 12/19/2030 ~	2,400	2,309
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.049% due 02/25/2036 •	277	256
Ellington Financial Mortgage Trust 5.900% due 09/25/2067 þ	5,700	5,620
GS Mortgage Securities Corp. 7.736% due 08/15/2039 ~	2,800	2,825
GSR Mortgage Loan Trust
3.719% due 11/25/2035 ~	1	1
3.767% due 09/25/2035 ~	1	1
3.954% due 11/25/2035 ^~	39	32
6.000% due 02/25/2036 ^	484	222
6.000% due 07/25/2037 ^	129	90
HarborView Mortgage Loan Trust
3.529% due 06/19/2036 ^~	127	73
4.679% due 12/19/2036 •^	12	11
4.819% due 06/19/2035 •	93	87
4.819% due 12/19/2036 ^~	253	229
Hilton Orlando Trust 5.618% due 12/15/2034 •	290	281
IndyMac INDX Mortgage Loan Trust
3.215% due 06/25/2036 ~	259	234
4.749% due 02/25/2037 •^	143	126
JP Morgan Alternative Loan Trust 3.133% due 05/25/2036 ^~	123	71
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	3,561	2,913
4.248% due 07/05/2033	1,500	1,403
5.268% due 02/15/2035 ~	1,029	999
5.372% due 07/05/2033 •	1,355	1,275
5.568% due 09/15/2029 •	2,559	2,483
5.588% due 11/15/2035 •	261	250
5.618% due 03/15/2036 •	5,000	4,794

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

JP Morgan Mortgage Trust
3.590% due 10/25/2036 ~		10	7
3.614% due 10/25/2036 ^~		62	47
3.708% due 07/25/2035 ~		4	4
Legacy Mortgage Asset Trust 1.875% due 10/25/2068 þ		336	303
Lehman Mortgage Trust 6.000% due 09/25/2037 ^		94	86
MAD Mortgage Trust 3.366% due 08/15/2034 ~		1,600	1,473
MASTR Adjustable Rate Mortgages Trust 2.642% due 07/25/2035 ^~		17	15
Merrill Lynch Alternative Note Asset Trust 4.989% due 03/25/2037 •		172	50
Merrill Lynch Mortgage Investors Trust
3.011% due 05/25/2033 ~		2	1
3.820% due 09/25/2035 ^~		49	39
Mortgage Equity Conversion Asset Trust 5.140% due 05/25/2042 ~		220	192
New Orleans Hotel Trust 5.307% due 04/15/2032 •		2,300	2,189
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ		5	3
NYO Commercial Mortgage Trust 5.413% due 11/15/2038 ~		6,200	5,638
Preston Ridge Partners Mortgage LLC 3.720% due 02/25/2027 þ		344	323
PRET LLC 6.559% due 08/25/2052 þ		2,878	2,843
Prime Mortgage Trust 6.000% due 06/25/2036 ^		3	3
Residential Accredit Loans, Inc. Trust
4.689% due 02/25/2037 •		117	102
4.729% due 01/25/2037 ~		215	175
4.749% due 07/25/2036 ~		427	181
4.759% due 08/25/2036 ~		220	194
4.769% due 09/25/2036 ^•		338	309
Structured Adjustable Rate Mortgage Loan Trust
3.448% due 01/25/2035 ^•		2	2
3.780% due 02/25/2034 ~		1	1
Thornburg Mortgage Securities Trust 6.666% due 06/25/2047 ^•		96	79
Towd Point Mortgage Trust
3.722% due 03/25/2058 ~		1,934	1,829
3.750% due 09/25/2062		1,430	1,344
UBS Commercial Mortgage Trust 5.168% due 02/15/2032 ~		434	424
WaMu Mortgage Pass-Through Certificates Trust
3.211% due 02/25/2037 ^~		36	32
Wells Fargo Commercial Mortgage Trust 5.658% (US0001M + 1.340%) due 02/15/2037 ~		930	891
Wells Fargo Mortgage-Backed Securities Trust 4.564% due 12/25/2036 ^~		39	37

Total Non-Agency Mortgage-Backed Securities (Cost $71,741)			71,727

ASSET-BACKED SECURITIES 20.1%
ACE Securities Corp. Home Equity Loan Trust 4.509% due 10/25/2036 ~		1	0
Adagio X Eur CLO DAC 4.541% due 07/20/2036	EUR	5,300	5,677
Asset-Backed Securities Corp. Home Equity Loan Trust 5.349% due 07/25/2035 •		$27	26
Bear Stearns Asset-Backed Securities Trust 4.629% due 06/25/2047 •		322	321
BHG Securitization Trust
5.320% due 10/17/2035		1,094	1,086
5.930% due 10/17/2035		1,700	1,673
Black Diamond CLO DAC 2.316% due 01/20/2032 ~	EUR	4,822	5,046
Capital Four U.S. CLO Ltd. 5.814% due 10/20/2030 ~		$900	898
CarNow Auto Receivables Trust 3.440% due 07/15/2024		30	30
Carrington Mortgage Loan Trust 5.099% due 04/17/2031 ~		2,700	2,652
Citibank Credit Card Issuance Trust 4.683% due 01/20/2025 •		800	800
Citigroup Mortgage Loan Trust
4.549% due 12/25/2036 ~		805	454
4.569% due 01/25/2037 •		1,036	772
Contego CLO DAC 2.573% (EUR003M + 1.030%) due 01/25/2034 ~	EUR	2,230	2,292
Countrywide Asset-Backed Certificates Trust
4.529% due 04/25/2047 ~		$128	122
4.929% due 03/25/2036 •		169	156

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

Dryden 53 CLO Ltd. 5.479% due 01/15/2031 •		1,600	1,546
Dryden Euro CLO DAC 2.258% due 04/15/2034 ~	EUR	2,500	2,559
Euro-Galaxy CLO DAC 2.748% due 02/15/2034		5,000	5,172
Exeter Automobile Receivables Trust 5.290% due 01/15/2025		$3,400	3,400
Fair Oaks Loan Funding DAC 2.258% (EUR003M + 0.880%) due 04/15/2034 ~	EUR	3,500	3,591
First Franklin Mortgage Loan Trust 4.709% due 04/25/2036 •		$18	18
Ford Auto Securitization Trust Asset-Backed Notes 4.956% due 10/15/2024	CAD	2,324	1,713
FREED ABS Trust 6.490% due 12/18/2029		$1,534	1,534
Fremont Home Loan Trust 4.709% due 08/25/2036 ~		1,981	687
GSAMP Trust 4.439% due 12/25/2046 •		297	149
Henley CLO DAC 2.493% (EUR003M + 0.950%) due 07/25/2034 ~	EUR	5,000	5,137
Invesco Euro CLO DAC 2.448% (EUR003M + 1.070%) due 01/15/2034 ~		4,000	4,164
LL ABS Trust 6.630% due 05/15/2030		$2,408	2,400
Long Beach Mortgage Loan Trust
4.689% due 05/25/2036 ~		108	63
4.929% due 05/25/2046 •		700	237
Madison Park Funding Ltd. 5.478% due 04/25/2032 •		2,150	2,116
Marlette Funding Trust
5.180% due 11/15/2032		2,087	2,072
5.950% due 11/15/2032		600	586
Massachusetts Educational Financing Authority 5.308% due 04/25/2038 •		22	22
Master Credit Card Trust 4.844% due 07/21/2024 •		1,800	1,800
MASTR Asset-Backed Securities Trust
4.439% due 01/25/2037 •		2,599	752
4.599% due 05/25/2037 •		831	782
4.969% due 12/25/2035 •		35	35
Merrill Lynch Mortgage Investors Trust 4.889% due 07/25/2037 •		396	103
MF1 Ltd.
6.471% due 06/19/2037 •		4,400	4,338
6.971% due 06/19/2037 •		1,300	1,282
Morgan Stanley ABS Capital, Inc. Trust
4.519% due 02/25/2037 • ~		389	349
4.519% due 02/25/2037 ~		577	260
4.524% due 11/25/2036 •		871	591
4.599% due 01/25/2037 ~		432	214
Morgan Stanley Home Equity Loan Trust 4.489% due 12/25/2036 •		450	228
Navient Private Education Loan Trust 5.768% due 07/16/2040 •		5,924	5,842
Nelnet Student Loan Trust 5.093% due 04/20/2062 •		1,596	1,549
Oportun Issuance Trust 7.451% due 01/08/2030		2,993	2,994
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		212	203
4.970% due 01/15/2030		154	152
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.039% due 12/25/2034 ~		43	43
PFP Ltd. 6.600% due 08/19/2035 ~		2,200	2,161
PRET LLC
1.744% due 07/25/2051 þ		249	226
1.868% due 07/25/2051 þ		260	230
Ready Capital Mortgage Financing LLC 6.875% due 10/25/2039		2,896	2,892
Regatta Funding Ltd. 5.149% due 07/17/2031 •		2,000	1,966
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		748	280
Research-Driven Pagaya Motor Asset Trust 4.320% due 09/25/2030		438	423
Residential Asset Mortgage Products Trust 6.069% due 08/25/2035 •		700	636
Securitized Asset-Backed Receivables LLC Trust
4.549% due 08/25/2036 •		377	123
4.869% due 07/25/2036 •		207	87
5.349% due 01/25/2036 ^•		296	281
SG Mortgage Securities Trust 4.529% due 10/25/2036 •		240	204

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

SLM Private Education Loan Trust 9.068% due 10/15/2041 •		2,647	2,842
SMB Private Education Loan Trust
1.070% due 01/15/2053		1,875	1,611
5.048% due 01/15/2053 •		2,077	1,989
5.239% due 09/15/2054 •		1,353	1,310
Sound Point CLO Ltd. 5.293% due 10/20/2028 •		272	270
Soundview Home Loan Trust 5.289% due 10/25/2037 •		629	491
St Paul's CLO DAC 2.138% due 07/17/2030	EUR	3,991	4,159
Starwood Mortgage Trust 5.157% due 11/15/2038 •		$4,430	4,292
Structured Asset Securities Corp. Mortgage Loan Trust
4.524% due 07/25/2036 •		43	42
4.729% due 12/25/2036 ~		27	27
Theorem Funding Trust
1.210% due 12/15/2027		125	123
7.600% due 04/15/2029		2,448	2,441
TPG Real Estate Finance Issuer Ltd. 5.458% due 02/15/2039 ~		3,700	3,614

Total Asset-Backed Securities (Cost $109,811)			113,408

SOVEREIGN ISSUES 0.6%
Brazil Government International Bond 4.750% due 01/14/2050		420	295
Israel Government International Bond
0.150% due 07/31/2023	ILS	7,400	2,064
1.500% due 11/30/2023		3,500	977

Total Sovereign Issues (Cost $3,321)			3,336

		SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(d)		81,275	84

Total Preferred Securities (Cost $73)			84

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 83.6%
COMMERCIAL PAPER 2.1%
American Electric Power Co., Inc. 4.800% due 01/04/2023		$3,900	3,898
Duke Energy Corp. 4.620% due 01/11/2023		2,300	2,296
Entergy Corp. 4.750% due 01/11/2023		1,700	1,697
Fiserv, Inc. 4.600% due 01/05/2023		1,390	1,389
Quanta Services, Inc. 5.100% due 01/13/2023		2,300	2,296

			11,576

REPURCHASE AGREEMENTS (f) 68.0%			383,300

HUNGARY TREASURY BILLS 0.5%
18.250% due 01/03/2023 (a)(b)	HUF	1,015,000	2,721

ISRAEL TREASURY BILLS 1.3%
0.578% due 01/04/2023 - 02/08/2023 (a)(b)	ILS	25,700	7,286

JAPAN TREASURY BILLS 9.0%
(0.177)% due 01/11/2023 - 02/06/2023 (a)(b)	JPY	6,640,000	50,600

U.S. TREASURY BILLS 2.6%
4.154% due 03/02/2023 (a)(b)		$14,812	14,711

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

Total Short-Term Instruments (Cost $464,836)		470,194

Total Investments in Securities (Cost $671,978)		680,152

	SHARES
INVESTMENTS IN AFFILIATES 3.4%
SHORT-TERM INSTRUMENTS 3.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.4%
PIMCO Short Asset Portfolio	2,013,405	19,301

Total Short-Term Instruments (Cost $19,716)		19,301

Total Investments in Affiliates (Cost $19,716)		19,301

Total Investments 124.2% (Cost $691,694)		$699,453
Financial Derivative Instruments (g)(h) (1.8)%(Cost or Premiums, net $345)		(10,115)
Other Assets and Liabilities, net (22.4)%		(126,105)

Net Assets 100.0%		$563,233

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.220%	12/22/2022	01/05/2023	$100,000	U.S. Treasury Bonds 2.750% due 11/15/2047	$(97,731)	$100,000	$100,140
BPS	4.150	12/30/2022	01/03/2023	129,700	U.S. Treasury Notes 0.875% due 09/30/2026	(132,337)	129,700	129,760
4.200	01/03/2023	01/04/2023	132,900	U.S. Treasury Notes 1.500% due 02/15/2025	(135,707)	132,900	132,900
4.310	12/30/2022	01/03/2023	20,700	U.S. Treasury Notes 0.625% due 05/15/2030	(21,159)	20,700	20,710

Total Repurchase Agreements	$(386,934)	$383,300	$383,510

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(87) at a weighted average interest rate of 2.950%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2023	134	$27,480	$26	$0	$(21)
U.S. Treasury 5-Year Note March Futures	03/2023	253	27,306	(34)	0	(22)
U.S. Treasury 10-Year Note March Futures	03/2023	196	22,010	(118)	0	(27)

$(126)	$0	$(70)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	79	$(10,611)	$(24)	$39	$0

Total Futures Contracts	$(150)	$39	$(70)

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-38 5-Year Index	1.000%	Quarterly	06/20/2027	$21,200	$57	$173	$230	$0	$0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	266,200	394	1,832	2,226	11	0

$451	$2,005	$2,456	$11	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(4)	6-Month EUR-EURIBOR	1.750%	Annual	03/15/2033	EUR	6,600	$(605)	$(276)	$(881)	$0	$(35)
Receive(4)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053	2,900	499	139	638	30	0

$(106)	$(137)	$(243)	$30	$(35)

Total Swap Agreements	$345	$1,868	$2,213	$41	$(35)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2023	HUF	1	$0	$0	$0
01/2023	JPY	1,690,000	11,819	0	(1,069)
02/2023	CHF	4,884	5,157	0	(149)
02/2023	EUR	593	629	0	(7)
02/2023	GBP	10,270	12,133	3	(300)
02/2023	JPY	1,716,800	11,914	0	(1,222)
02/2023	NOK	2,218	223	0	(3)
02/2023	SEK	23,157	2,235	11	0
02/2023	$295	CHF	274	3	0
02/2023	560	EUR	524	3	0
02/2023	23	ZAR	413	1	0
03/2023	MXN	6,752	$340	0	(2)
07/2023	ILS	1,078	312	1	0
BPS	01/2023	BRL	2,536	467	0	(14)
01/2023	HUF	667,708	1,714	0	(76)
01/2023	ILS	2,591	756	18	0
01/2023	KRW	865,915	659	0	(29)
01/2023	TRY	6,058	321	0	(1)
02/2023	EUR	55,143	57,180	0	(2,018)
03/2023	INR	67,589	816	3	0
03/2023	TWD	18,518	615	8	0
03/2023	$830	INR	68,909	0	(1)
11/2023	ILS	2,592	$751	1	(3)
BRC	01/2023	BRL	1,642	314	3	0
01/2023	HUF	271,510	708	0	(20)
01/2023	SGD	1,763	1,309	0	(7)
01/2023	$230	TRY	4,340	1	0
02/2023	CHF	2,510	$2,676	0	(51)
02/2023	GBP	239	294	5	0
CBK	01/2023	$794	BRL	4,178	1	(4)
02/2023	AUD	9,346	$6,257	0	(118)
02/2023	BRL	2,634	500	4	0
02/2023	CAD	3,010	2,271	48	0
02/2023	CHF	338	362	0	(5)

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

02/2023	ILS	24,766	7,207	151	0
02/2023	$797	AUD	1,190	15	0
02/2023	498	BRL	2,687	8	0
03/2023	IDR	2,827,292	$181	0	(2)
03/2023	MXN	3,873	193	0	(3)
03/2023	$20	IDR	308,037	0	0
05/2023	MXN	15	$1	0	0
07/2023	ILS	6,177	1,793	13	0
JPM	01/2023	HUF	71,264	182	0	(9)
01/2023	JPY	1,670,000	11,261	0	(1,506)
02/2023	2,337,244	16,960	0	(948)
02/2023	$861	GBP	726	17	0
02/2023	40	TWD	1,226	0	0
MYI	01/2023	DKK	20,470	$2,862	0	(86)
01/2023	$546	KRW	706,054	15	0
01/2023	140	TRY	2,838	10	0
02/2023	AUD	1,070	$726	2	(5)
02/2023	EUR	4,318	4,499	0	(137)
02/2023	SEK	5,020	486	3	0
02/2023	$1,249	JPY	172,600	74	0
02/2023	74	TWD	2,266	0	0
02/2023	ZAR	3,897	$226	0	(3)
03/2023	$28	IDR	432,067	0	0
03/2023	512	TWD	15,373	0	(8)
04/2023	ZAR	493	$28	0	0
RBC	01/2023	JPY	1,620,000	11,140	0	(1,233)
02/2023	NOK	3,382	339	0	(7)
03/2023	$379	MXN	7,575	5	0
SCX	01/2023	134	KRW	176,684	7	0
02/2023	CHF	181	$195	0	(1)
02/2023	EUR	2,175	2,300	0	(35)
02/2023	JPY	78,900	582	0	(23)
02/2023	$314	CHF	295	6	0
02/2023	919	EUR	887	33	0
02/2023	201	ZAR	3,483	3	0
04/2023	27	493	2	0
09/2023	1	13	0	0
SOG	01/2023	HKD	21,660	$2,782	6	0
UAG	01/2023	TRY	5,644	285	0	(15)
01/2023	$765	HKD	5,948	0	(3)
01/2023	226	TRY	4,633	19	0
11/2023	ILS	897	$259	0	(1)

Total Forward Foreign Currency Contracts	$503	$(9,124)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	S&P 500 Total Return Index	821	4.555% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	$6,714	$0	$0	$0	$0
BPS	Receive	RU20INTR Index	1,788	4.110% (1-Month USD-LIBOR less a specified spread)	Monthly	01/18/2023	16,534	0	(63)	0	(63)
Receive	ERADXULT Index	44,628	4.870% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	90,848	0	(373)	0	(373)
Receive	RADMFENT Index	8,122	4.890% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/19/2023	11,002	0	(46)	0	(46)
Receive	RADMFXNT Index	33,805	4.400% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/19/2023	48,994	0	(185)	0	(185)
Receive	RADMFXNT Index	31,228	4.410% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/13/2023	45,255	0	(168)	0	(168)
Pay	S&P 500 Total Return Index	22,468	4.565% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/13/2023	183,744	0	752	752	0
Receive	RADMFENT Index	2,892	4.770% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/08/2023	3,917	0	(16)	0	(16)

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

JPM	Receive	ERAUSST Index	6,025	4.480% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/13/2023	31,595	0	(133)	0	(133)
	Receive	RADMFENT Index	34,249	0.000% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/13/2023	46,392	0	(187)	0	(187)
	Receive	RU20INTR Index	2,337	4.330% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/13/2023	21,611	0	(86)	0	(86)
MEI	Receive	ERAEMLT Index	16,099	5.260% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	56,447	0	(254)	0	(254)
	Receive	NDDUEAFE Index	6,219	4.300% (1-Month USD-LIBOR less a specified spread)	Monthly	07/19/2023	40,942	0	(151)	0	(151)
MYI	Receive	RU20INTR Index	882	4.030% (1-Month USD-LIBOR less a specified spread)	Monthly	01/18/2023	8,156	0	(30)	0	(30)
	Receive	RU20INTR Index	148	4.230% (1-Month USD-LIBOR less a specified spread)	Monthly	07/12/2023	1,369	0	0	0	0
	Receive	NDDUEAFE Index	14,220	4.300% (1-Month USD-LIBOR less a specified spread)	Monthly	09/13/2023	93,615	0	(340)	0	(340)
UAG	Receive	ERAUSST Index	465	4.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/05/2023	2,438	0	0	0	0
	Receive	ERAUSST Index	8,679	4.430% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/19/2023	45,513	0	(189)	0	(189)

Total Swap Agreements								$0	$(1,469)	$752	$(2,221)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$7,101	$0		$7,101
Industrials						0	486	0		486
Municipal Bonds & Notes
Illinois						0	16	0		16
Washington						0	384	0		384
U.S. Government Agencies						0	895	0		895
U.S. Treasury Obligations						0	12,521	0		12,521
Non-Agency Mortgage-Backed Securities						0	71,727	0		71,727
Asset-Backed Securities						0	113,408	0		113,408
Sovereign Issues						0	3,336	0		3,336
Preferred Securities
Banking & Finance						0	84	0		84
Short-Term Instruments
Commercial Paper						0	11,576	0		11,576
Repurchase Agreements						0	383,300	0		383,300
Hungary Treasury Bills						0	2,721	0		2,721
Israel Treasury Bills						0	7,286	0		7,286
Japan Treasury Bills						0	50,600	0		50,600
U.S. Treasury Bills						0	14,711	0		14,711

						$0	$680,152	$0		$680,152
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$19,301	$0	$0		$19,301

Total Investments						$19,301	$680,152	$0		$699,453

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						0	80	0		80
Over the counter						0	1255	0		1255

						$0	$1335	$0		$1335

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(105)	0	(105)
Over the counter	0	(11,345)	0	(11,345)

	$0	$(11,450)	$0	$(11,450)

Total Financial Derivative Instruments	$0	$(10,115)	$0	$(10,115)

Totals	$19,301	$670,037	$0	$689,338

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.6% ¤
ARGENTINA 0.5%
SOVEREIGN ISSUES 0.5%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$6,790	$1,854
1.000% due 07/09/2029		413	110
Autonomous City of Buenos Aires 72.479% (BADLARPP + 3.250%) due 03/29/2024 ~	ARS	3,770	12
Provincia de Buenos Aires 72.913% due 04/12/2025		61,009	168

Total Argentina (Cost $7,369)			2,144

BRAZIL 4.8%
CORPORATE BONDS & NOTES 3.9%
Banco Bradesco SA 2.850% due 01/27/2023		$1,400	1,398
Banco BTG Pactual SA 4.500% due 01/10/2025		1,400	1,351
Braskem Netherlands Finance BV 4.500% due 01/10/2028		5,000	4,495
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		6,840	6,686
Centrais Eletricas Brasileiras SA 3.625% due 02/04/2025		400	381
Itau Unibanco Holding SA 2.900% due 01/24/2023		1,200	1,199
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/30/2023 (c)(e)		3,151	7

			15,517

SOVEREIGN ISSUES 0.9%
Banco Nacional de Desenvolvimento Economico e Social 4.750% due 05/09/2024		200	199
Brazil Government International Bond
2.875% due 06/06/2025		500	473
4.250% due 01/07/2025		2,300	2,263
6.000% due 04/07/2026		200	207
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2023 (c)	BRL	2,500	459

			3,601

Total Brazil (Cost $20,384)			19,118

CAYMAN ISLANDS 2.3%
CORPORATE BONDS & NOTES 2.3%
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(a)		$8,099	4,475
QNB Finance Ltd.
1.125% due 06/17/2024		2,300	2,164
3.500% due 03/28/2024		2,800	2,743

Total Cayman Islands (Cost $10,835)			9,382

CHILE 3.6%
CORPORATE BONDS & NOTES 0.7%
Banco del Estado de Chile 2.704% due 01/09/2025		$800	757
Banco Santander Chile 2.700% due 01/10/2025		700	665
Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030		500	455

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

4.700% due 05/07/2050		1,000	840

			2,717

SOVEREIGN ISSUES 2.9%
Chile Government International Bond
1.625% due 01/30/2025	EUR	7,000	7,176
3.100% due 01/22/2061		$500	313
4.340% due 03/07/2042		5,000	4,243

			11,732

Total Chile (Cost $16,153)			14,449

COLOMBIA 1.5%
CORPORATE BONDS & NOTES 0.1%
Ecopetrol SA 5.375% due 06/26/2026		$560	529

SOVEREIGN ISSUES 1.4%
Colombia Government International Bond
2.625% due 03/15/2023		500	497
3.125% due 04/15/2031		200	149
8.125% due 05/21/2024		5,000	5,159

			5,805

Total Colombia (Cost $6,443)			6,334

DOMINICAN REPUBLIC 1.2%
SOVEREIGN ISSUES 1.2%
Dominican Republic International Bond
4.875% due 09/23/2032		$2,500	2,085
5.500% due 01/27/2025		2,000	1,987
5.950% due 01/25/2027		200	196
6.875% due 01/29/2026		400	405

Total Dominican Republic (Cost $5,382)			4,673

INDIA 0.8%
CORPORATE BONDS & NOTES 0.8%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		$2,300	1,762
Adani Renewable Energy RJ Ltd. 4.625% due 10/15/2039		904	684
Adani Transmission Step-One Ltd. 4.000% due 08/03/2026		1,000	893

Total India (Cost $4,259)			3,339

INDONESIA 5.3%
CORPORATE BONDS & NOTES 2.7%
Pelabuhan Indonesia Persero PT
4.250% due 05/05/2025		$2,000	1,933
4.500% due 05/02/2023		8,000	7,983
Perusahaan Penerbit SBSN Indonesia 2.300% due 06/23/2025		1,000	947

			10,863

SOVEREIGN ISSUES 2.6%
Indonesia Government International Bond
3.500% due 02/14/2050		2,000	1,505
4.750% due 07/18/2047		755	690
5.125% due 01/15/2045		1,865	1,814
5.250% due 01/17/2042		500	493
5.250% due 01/08/2047		1,249	1,221
5.950% due 01/08/2046		918	958
6.750% due 01/15/2044		2,400	2,698

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

7.750% due 01/17/2038		1,025	1,235

			10,614

Total Indonesia (Cost $24,153)			21,477

ISRAEL 2.1%
SOVEREIGN ISSUES 2.1%
Israel Government International Bond
3.375% due 01/15/2050		$5,400	4,172
3.875% due 07/03/2050		5,000	4,226

Total Israel (Cost $11,762)			8,398

IVORY COAST 1.0%
SOVEREIGN ISSUES 1.0%
Ivory Coast Government International Bond
5.250% due 03/22/2030	EUR	2,300	2,087
5.875% due 10/17/2031		2,000	1,801

Total Ivory Coast (Cost $4,707)			3,888

MALAYSIA 0.8%
CORPORATE BONDS & NOTES 0.8%
Petronas Capital Ltd.
3.500% due 04/21/2030		$2,300	2,104
4.550% due 04/21/2050		500	448
4.800% due 04/21/2060		200	184
Petronas Energy Canada Ltd. 2.112% due 03/23/2028		500	438

Total Malaysia (Cost $3,579)			3,174

MAURITIUS 1.2%
CORPORATE BONDS & NOTES 1.2%
Greenko Solar Mauritius Ltd.
5.550% due 01/29/2025		$3,000	2,831
5.950% due 07/29/2026		2,000	1,833

Total Mauritius (Cost $5,080)			4,664

MEXICO 3.4%
CORPORATE BONDS & NOTES 1.1%
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.125% due 06/06/2024		$2,000	1,958
Coca-Cola Femsa SAB de CV 1.850% due 09/01/2032		2,000	1,509
Petroleos Mexicanos
6.700% due 02/16/2032		498	392
7.690% due 01/23/2050		500	347

			4,206

SOVEREIGN ISSUES 2.3%
Mexico Government International Bond
1.350% due 09/18/2027	EUR	300	290
4.750% due 04/27/2032		$3,000	2,817
5.000% due 04/27/2051		7,300	5,950

			9,057

Total Mexico (Cost $16,291)			13,263

OMAN 0.2%
SOVEREIGN ISSUES 0.2%
Oman Government International Bond 4.125% due 01/17/2023		$900	899

Total Oman (Cost $900)			899

PARAGUAY 0.2%
SOVEREIGN ISSUES 0.2%
Paraguay Government International Bond 4.950% due 04/28/2031		$1,000	970

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

Total Paraguay (Cost $1,145)			970

PERU 6.3%
SOVEREIGN ISSUES 6.3%
Peru Government International Bond
2.392% due 01/23/2026		$1,000	923
2.783% due 01/23/2031		1,000	830
5.350% due 08/12/2040	PEN	8,000	1,577
5.400% due 08/12/2034		13,300	2,813
5.625% due 11/18/2050		$2,680	2,660
5.940% due 02/12/2029	PEN	63,800	15,426
6.350% due 08/12/2028		3,500	877

Total Peru (Cost $33,271)			25,106

QATAR 5.1%
SOVEREIGN ISSUES 5.1%
Qatar Government International Bond
3.375% due 03/14/2024		$2,400	2,354
3.400% due 04/16/2025		3,200	3,112
3.750% due 04/16/2030		4,800	4,659
4.000% due 03/14/2029		3,200	3,151
4.400% due 04/16/2050		2,000	1,836
4.500% due 04/23/2028		2,000	2,016
4.817% due 03/14/2049		1,200	1,170
5.103% due 04/23/2048		2,000	2,015

Total Qatar (Cost $21,383)			20,313

SAUDI ARABIA 0.3%
SOVEREIGN ISSUES 0.3%
Saudi Government International Bond
3.250% due 10/26/2026		$400	383
4.000% due 04/17/2025		1,000	988

Total Saudi Arabia (Cost $1,489)			1,371

SERBIA 3.6%
SOVEREIGN ISSUES 3.6%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	3,000	2,316
1.500% due 06/26/2029		5,400	4,154
1.650% due 03/03/2033		150	98
2.050% due 09/23/2036		2,500	1,517
3.125% due 05/15/2027		6,900	6,373

Total Serbia (Cost $21,357)			14,458

SOUTH AFRICA 12.6%
SOVEREIGN ISSUES 12.6%
South Africa Government International Bond
4.875% due 04/14/2026		$200	194
5.750% due 09/30/2049		400	296
10.500% due 12/21/2026	ZAR	806,000	50,149

Total South Africa (Cost $56,415)			50,639

UNITED ARAB EMIRATES 2.4%
SOVEREIGN ISSUES 2.4%
Emirate of Abu Dhabi Government International Bond
1.700% due 03/02/2031		$2,100	1,737
2.700% due 09/02/2070		4,500	2,816
3.125% due 04/16/2030		4,900	4,558
3.875% due 04/16/2050		793	675

Total United Arab Emirates (Cost $12,664)			9,786

UNITED STATES 2.8%
ASSET-BACKED SECURITIES 0.0%
GSAA Home Equity Trust 4.989% due 03/25/2037 •		$187	78

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

Morgan Stanley Mortgage Loan Trust 5.109% due 04/25/2037 •		211	63

			141

CORPORATE BONDS & NOTES 2.7%
DAE Funding LLC 1.625% due 02/15/2024		3,000	2,849
Rio Oil Finance Trust
8.200% due 04/06/2028		511	518
9.250% due 07/06/2024		3,308	3,358
9.750% due 01/06/2027		3,927	4,085

			10,810

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Mortgage Trust 2.843% due 02/25/2036 ^~		4	4
Chase Mortgage Finance Trust 3.393% due 03/25/2037 ^~		14	13
Citigroup Mortgage Loan Trust
2.358% due 03/25/2034 ~		2	2
3.693% due 07/25/2046 ^~		9	8
Countrywide Home Loan Mortgage Pass-Through Trust
2.964% due 10/20/2035 ~		2	2
3.632% due 09/25/2047 ^~		6	5
HarborView Mortgage Loan Trust 3.321% due 08/19/2036 ^~		1	1
Luminent Mortgage Trust 4.749% due 12/25/2036 ^~		7	6
MASTR Adjustable Rate Mortgages Trust 4.869% due 05/25/2037 ~		90	40
Merrill Lynch Alternative Note Asset Trust
3.173% due 06/25/2037 ^~		90	53
4.989% due 03/25/2037 •		224	65
Merrill Lynch Mortgage-Backed Securities Trust 2.861% due 04/25/2037 ^~		20	17
Morgan Stanley Mortgage Loan Trust 4.386% due 06/25/2036 ~		3	3
Sequoia Mortgage Trust 2.976% due 01/20/2047 ^~		7	5
WaMu Mortgage Pass-Through Certificates Trust
2.710% due 01/25/2037 ^~		18	16
2.766% due 04/25/2037 ^~		12	10
3.347% due 05/25/2037 ^~		23	18
3.372% due 12/25/2036 ^~		35	31
3.510% due 12/25/2036 ^~		11	9
3.738% due 09/25/2036 ^~		16	15

			323

Total United States (Cost $11,869)			11,274

SHORT-TERM INSTRUMENTS 33.6%
REPURCHASE AGREEMENTS (f) 27.3%			109,389

SHORT-TERM NOTES 3.1%
Federal Home Loan Bank
4.320% due 01/06/2023 •		$4,200	4,200
4.340% due 02/10/2023 •		4,100	4,100
4.345% due 02/23/2023 •		4,000	4,000

			12,300

ISRAEL TREASURY BILLS 1.1%
0.889% due 05/03/2023 (c)(d)	ILS	14,970	4,209

U.S. TREASURY BILLS 2.1%
4.208% due 02/16/2023 - 03/23/2023 (b)(c)(i)		$8,585	8,542

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

Total Short-Term Instruments (Cost $134,436)		134,440

Total Investments in Securities (Cost $431,326)		383,559

	SHARES
INVESTMENTS IN AFFILIATES 3.2%
SHORT-TERM INSTRUMENTS 3.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.2%
PIMCO Short-Term Floating NAV Portfolio III	1,310,719	12,735

Total Short-Term Instruments (Cost $12,837)		12,735

Total Investments in Affiliates (Cost $12,837)		12,735

Total Investments 98.8% (Cost $444,163)		$396,294
Financial Derivative Instruments (g)(h) (0.5)%(Cost or Premiums, net $(3,899))		(1,920)
Other Assets and Liabilities, net 1.7%		6,829

Net Assets 100.0%		$401,203

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BSN	4.250%	12/30/2022	01/03/2023		$86,200	U.S. Treasury Notes 2.375% due 03/31/2029			$(87,887)	$86,200	$86,241
FICC	1.900	12/30/2022	01/03/2023		1,032	U.S. Treasury Bills 0.000% due 06/29/2023			(1,053)	1,032	1,032
TOR	4.080	12/21/2022	01/04/2023	CAD	30,000	Province of Ontario 3.450% due 06/02/2045			(10,977)	22,157	22,189
						Province of Ontario Canada 2.150% due 06/02/2031			(11,094)

Total Repurchase Agreements									$(111,011)	$109,389	$109,462

(1)	Includes accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Year BRL-CDI	10.665%	Maturity	01/02/2024	BRL	81,600	$0	$(550)	$(550)	$0	$0
Pay	1-Year BRL-CDI	10.755	Maturity	01/02/2024		312,600	0	(2,018)	(2,018)	0	(1)
Pay	1-Year BRL-CDI	10.833	Maturity	01/02/2024		62,700	0	(390)	(390)	0	0
Pay	1-Year BRL-CDI	10.995	Maturity	01/02/2024		178,800	0	(1,012)	(1,012)	0	(1)
Pay	1-Year BRL-CDI	11.065	Maturity	01/02/2024		120,000	0	(642)	(642)	0	(1)
Pay	1-Year BRL-CDI	11.113	Maturity	01/02/2024		3,900	0	(20)	(20)	0	0
Pay	1-Year BRL-CDI	10.838	Maturity	01/02/2025		30,900	0	(222)	(222)	0	0
Pay	1-Year BRL-CDI	11.023	Maturity	01/02/2025		82,800	0	(529)	(529)	0	0
Pay	1-Year BRL-CDI	11.092	Maturity	01/02/2025		93,300	0	(569)	(569)	1	0
Pay	1-Year BRL-CDI	11.212	Maturity	01/02/2025		90,800	0	(509)	(509)	0	0
Pay	1-Year BRL-CDI	12.235	Maturity	01/02/2025		290,000	0	(588)	(588)	1	0
Pay	1-Year BRL-CDI	12.400	Maturity	01/02/2025		40,000	0	(58)	(58)	0	0
Pay	1-Year BRL-CDI	12.628	Maturity	01/02/2025		85,000	0	(51)	(51)	0	0
Pay	1-Year BRL-CDI	10.120	Maturity	01/04/2027		32,100	0	(437)	(437)	0	0
Pay	1-Year BRL-CDI	10.206	Maturity	01/04/2027		132,400	0	(1,732)	(1,732)	1	0
Pay	1-Year BRL-CDI	12.165	Maturity	01/04/2027		30,000	0	(69)	(69)	0	0
Pay	1-Year BRL-CDI	12.316	Maturity	01/04/2027		101,000	0	(153)	(153)	1	0

Total Swap Agreements							$0	$(9,549)	$(9,549)	$4	$(3)

Cash of $10,011 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2023	PEN	5,863	$1,524	$0	$(17)
01/2023	ZAR	62,248	3,503	0	(159)
02/2023	PEN	11,187	2,849	0	(87)
02/2023	$1,524	PEN	5,880	17	0
02/2023	ZAR	97,889	$5,461	0	(278)
BPS	01/2023	PEN	2,319	600	0	(11)
01/2023	$2,434	ZAR	42,315	55	0
03/2023	INR	19,531	$235	0	0
03/2023	$600	PEN	2,331	10	0
BRC	01/2023	CNH	530	$76	0	(1)
01/2023	$333	PEN	1,282	4	0
CBK	01/2023	CLP	36,673,514	$38,596	0	(4,603)
01/2023	PEN	11,244	2,799	0	(156)
01/2023	$2,541	PEN	10,030	95	0
01/2023	ZAR	208,860	$11,921	0	(349)
02/2023	$44,591	BRL	240,655	741	0
03/2023	PEN	82,428	$21,082	0	(486)
03/2023	$2,665	PEN	10,715	141	0
04/2023	PEN	47,783	$11,902	0	(571)
04/2023	$1,101	CLP	959,066	12	0
04/2023	10,822	PEN	43,287	480	0
05/2023	ILS	14,843	$4,384	131	0
CLY	03/2023	$536	PEN	2,063	4	0
DUB	02/2023	ZAR	100,531	$6,020	123	0
03/2023	MXN	38,943	1,952	0	(19)
GLM	01/2023	CAD	30,047	22,074	0	(118)
01/2023	CNH	550	79	0	(1)
01/2023	ZAR	100,001	5,594	0	(283)
03/2023	MXN	123,286	5,997	0	(242)
05/2023	PEN	52,650	13,010	0	(715)
05/2023	$543	PEN	2,162	20	0
05/2023	ZAR	176,687	$10,573	285	0
JPM	03/2023	MXN	38,943	1,951	0	(20)
04/2023	BRL	2,500	455	0	(10)
MBC	01/2023	CLP	35,727,658	37,053	0	(4,985)
01/2023	EUR	24,940	26,139	0	(570)
01/2023	PEN	4,612	1,205	0	(7)
01/2023	$37,136	CLP	35,727,658	4,951	0
02/2023	1,204	PEN	4,612	7	0
05/2023	CNH	156,658	$23,343	489	0
MYI	01/2023	PEN	5,912	1,545	0	(9)
02/2023	$1,543	PEN	5,912	9	0
RBC	01/2023	119	ZAR	2,059	2	0
03/2023	MXN	925	$46	0	(1)
04/2023	$10,534	MXN	218,364	454	0
SCX	01/2023	36,843	CLP	36,664,488	6,297	0
01/2023	107	KRW	141,225	5	0
01/2023	5,061	PEN	19,448	53	0
03/2023	260	1,002	2	0
SOG	01/2023	ZAR	29,554	$1,666	0	(73)
UAG	03/2023	117,400	6,568	0	(293)
05/2023	$21,822	CNH	151,224	241	0

Total Forward Foreign Currency Contracts	$14,628	$(14,064)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Chile Government International Bond	1.000%	Quarterly	12/20/2025	0.684%	$6,000	$142	$(87)	$55	$0
South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.103	400	(18)	3	0	(15)
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.538	3,800	(182)	(44)	0	(226)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.715	700	(62)	11	0	(51)
BRC	Chile Government International Bond	1.000	Quarterly	06/20/2024	0.496	5,000	16	22	38	0
Chile Government International Bond	1.000	Quarterly	12/20/2025	0.684	5,700	136	(83)	53	0
Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.315	2,110	(100)	3	0	(97)
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.315	2,300	(116)	10	0	(106)

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.538	2,100	(76)	(49)	0	(125)
GST	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.538	7,500	(294)	(152)	0	(446)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.715	3,500	(312)	58	0	(254)
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.538	5,300	(414)	99	0	(315)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.850	24,400	(1,356)	1,400	44	0
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.538	3,900	(140)	(92)	0	(232)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.715	4,500	(401)	75	0	(326)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.103	12,700	(561)	70	0	(491)
NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.850	5,000	(161)	170	9	0

Total Swap Agreements							$(3,899)	$1,414	$199	$(2,684)

(i)

Securities with an aggregate market value of $8,542 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Argentina
Sovereign Issues				$0		$2,144	$0		$2,144
Brazil
Corporate Bonds & Notes				0		15,517	0		15,517
Sovereign Issues				0		3,601	0		3,601
Cayman Islands
Corporate Bonds & Notes				0		9,382	0		9,382
Chile
Corporate Bonds & Notes				0		2,717	0		2,717
Sovereign Issues				0		11,732	0		11,732
Colombia
Corporate Bonds & Notes				0		529	0		529
Sovereign Issues				0		5,805	0		5,805
Dominican Republic
Sovereign Issues				0		4,673	0		4,673
India
Corporate Bonds & Notes				0		3,339	0		3,339
Indonesia
Corporate Bonds & Notes				0		10,863	0		10,863
Sovereign Issues				0		10,614	0		10,614
Israel
Sovereign Issues				0		8,398	0		8,398
Ivory Coast
Sovereign Issues				0		3,888	0		3,888
Malaysia
Corporate Bonds & Notes				0		3,174	0		3,174
Mauritius
Corporate Bonds & Notes				0		4,664	0		4,664
Mexico
Corporate Bonds & Notes				0		4,206	0		4,206
Sovereign Issues				0		9,057	0		9,057
Oman
Sovereign Issues				0		899	0		899
Paraguay
Sovereign Issues				0		970	0		970
Peru
Sovereign Issues				0		25,106	0		25,106
Qatar
Sovereign Issues				0		20,313	0		20,313

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

Saudi Arabia
Sovereign Issues	0	1,371	0	1,371
Serbia
Sovereign Issues	0	14,458	0	14,458
South Africa
Sovereign Issues	0	50,639	0	50,639
United Arab Emirates
Sovereign Issues	0	9,786	0	9,786
United States
Asset-Backed Securities	0	141	0	141
Corporate Bonds & Notes	0	10,810	0	10,810
Non-Agency Mortgage-Backed Securities	0	323	0	323
Short-Term Instruments
Repurchase Agreements	0	109,389	0	109,389
Short-Term Notes	0	12,300	0	12,300
Israel Treasury Bills	0	4,209	0	4,209
U.S. Treasury Bills	0	8,542	0	8,542

	$0	$383,559	$0	$383,559
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,735	$0	$0	$12,735

Total Investments	$12,735	$383,559	$0	$396,294

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	4	0	4
Over the counter	0	14,827	0	14,827

	$0	$14,831	$0	$14,831
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3)	0	(3)
Over the counter	0	(16,748)	0	(16,748)

	$0	$(16,751)	$0	$(16,751)

Total Financial Derivative Instruments	$0	$(1,920)	$0	$(1,920)

Totals	$12,735	$381,639	$0	$394,374

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 9.7%
Adient U.S. LLC 7.634% (LIBOR01M + 3.250%) due 04/10/2028 ~		$588	$583
AmSurg LLC TBD% due 04/29/2027 µ		262	256
Cerba Healthcare SAS 5.898% (EUR001M + 4.000%) due 02/15/2029 ~	EUR	2,200	2,231
CQP Holdco LP 8.480% (LIBOR03M + 3.750%) due 06/05/2028 ~		$6,782	6,761
Envision Healthcare Corp.
12.119% due 04/29/2027		1,438	1,408
15.744% due 04/28/2028		2,725	2,230
Intelsat Jackson Holdings SA 7.445% due 02/01/2029		494	478
Medline Borrower LP 7.634% (LIBOR01M + 3.250%) due 10/23/2028 ~		595	566
MPH Acquisition Holdings LLC 8.985% (LIBOR03M + 4.250%) due 09/01/2028 ~		1,530	1,313
Redstone Holdco 2 LP 9.108% (LIBOR03M + 4.750%) due 04/27/2028 ~		1,781	1,241
RegionalCare Hospital Partners Holdings, Inc. 8.165% (LIBOR03M + 3.750%) due 11/16/2025 ~		1,182	1,117
Viad Corp. 9.384% (LIBOR01M + 5.000%) due 07/30/2028 ~		1,786	1,694

Total Loan Participations and Assignments (Cost $23,752)			19,878

CORPORATE BONDS & NOTES 71.6%
BANKING & FINANCE 18.9%
Armor Holdco, Inc. 8.500% due 11/15/2029		1,000	752
Banca Monte dei Paschi di Siena SpA
3.625% due 09/24/2024	EUR	200	204
8.500% due 09/10/2030 •		13,400	12,653
Brookfield Property REIT, Inc. 4.500% due 04/01/2027		$2,500	2,093
Country Garden Holdings Co. Ltd.
3.125% due 10/22/2025		600	368
3.875% due 10/22/2030		400	213
Credit Suisse Group AG 6.537% due 08/12/2033 •		500	440
Curo Group Holdings Corp. 7.500% due 08/01/2028		1,500	702
Cushman & Wakefield U.S. Borrower LLC 6.750% due 05/15/2028		925	884
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		13	13
Enact Holdings, Inc. 6.500% due 08/15/2025		550	541
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		1,150	983
6.500% due 10/01/2025		344	324
Freedom Mortgage Corp.
6.625% due 01/15/2027		4,500	3,508
8.250% due 04/15/2025		1,644	1,481
Huarong Finance Co. Ltd. 4.950% due 11/07/2047		400	275
Jane Street Group 4.500% due 11/15/2029		1,850	1,594
KWG Group Holdings Ltd. 5.875% due 11/10/2024		1,000	436
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030		400	309
5.500% due 08/15/2028		1,975	1,614
Navient Corp. 5.625% due 08/01/2033		2,300	1,643
Park Intermediate Holdings LLC 7.500% due 06/01/2025		2,125	2,127
PennyMac Financial Services, Inc. 5.750% due 09/15/2031		500	397
Powerlong Real Estate Holdings Ltd. 5.950% due 04/30/2025		1,000	296

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

Provident Funding Associates LP 6.375% due 06/15/2025		2,653	2,321
Starwood Property Trust, Inc.
3.625% due 07/15/2026		400	350
4.375% due 01/15/2027		800	701
Sunac China Holdings Ltd.
5.950% due 04/26/2024 ^(b)		1,500	328
7.000% due 07/09/2025 ^(b)		4,700	1,027
Voyager Aviation Holdings LLC 8.500% due 05/09/2026		293	233

			38,810

INDUSTRIALS 49.8%
ADT Security Corp. 4.125% due 08/01/2029		500	426
Allison Transmission, Inc. 3.750% due 01/30/2031		900	741
Altice France SA 5.500% due 10/15/2029		2,700	2,064
American Airlines Pass-Through Trust 3.375% due 11/01/2028		63	52
American Airlines, Inc. 5.500% due 04/20/2026		500	482
Bausch Health Cos., Inc.
11.000% due 09/30/2028		544	427
14.000% due 10/15/2030		108	65
BC Ltd. 9.000% due 01/30/2028		306	299
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		1,200	1,078
Bombardier, Inc. 7.125% due 06/15/2026		300	292
Carnival Holdings Bermuda Ltd. 10.375% due 05/01/2028		1,700	1,748
CCO Holdings LLC
4.250% due 01/15/2034		850	629
4.500% due 06/01/2033		1,300	1,000
4.750% due 02/01/2032		500	406
Cheplapharm Arzneimittel GmbH 3.500% due 02/11/2027	EUR	2,300	2,164
Chobani LLC 7.500% due 04/15/2025		$800	780
Cloud Software Group Holdings, Inc. 6.500% due 03/31/2029		1,300	1,097
CNX Resources Corp. 7.250% due 03/14/2027		111	110
CommScope Technologies LLC 5.000% due 03/15/2027		1,200	817
CommScope, Inc. 8.250% due 03/01/2027		200	155
Community Health Systems, Inc.
5.250% due 05/15/2030		1,200	907
5.625% due 03/15/2027		1,200	1,031
6.000% due 01/15/2029		800	670
6.125% due 04/01/2030		3,700	1,839
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «		1,022	1,017
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (a)		2,563	1,517
Coty, Inc. 4.750% due 01/15/2029		1,025	929
CT Trust 5.125% due 02/03/2032		1,200	1,055
DaVita, Inc. 4.625% due 06/01/2030		2,950	2,379
Dell, Inc. 6.500% due 04/15/2038		13,040	12,672
Deluxe Corp. 8.000% due 06/01/2029		850	700
Diamond Sports Group LLC 5.375% due 08/15/2026		500	59
Dufry One BV 2.000% due 02/15/2027	EUR	1,500	1,319
Endo Dac 5.875% due 10/15/2024 ^(b)		$2,200	1,749
Endo Luxembourg Finance Co. SARL 6.125% due 04/01/2029 ^(b)		1,600	1,217
Ford Motor Co. 4.750% due 01/15/2043		800	576
Frontier Communications Holdings LLC
5.000% due 05/01/2028		400	350
6.000% due 01/15/2030		1,000	787
8.750% due 05/15/2030		1,200	1,222
Full House Resorts, Inc. 8.250% due 02/15/2028		1,800	1,596

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

Garda World Security Corp. 6.000% due 06/01/2029		3,200	2,604
GFL Environmental, Inc. 3.500% due 09/01/2028		1,050	924
Gruenenthal GmbH 4.125% due 05/15/2028	EUR	1,800	1,739
Helios Software Holdings, Inc. 4.625% due 05/01/2028		$2,200	1,681
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		800	642
4.000% due 05/01/2031		1,500	1,258
Hudbay Minerals, Inc. 6.125% due 04/01/2029		1,550	1,406
iHeartCommunications, Inc.
6.375% due 05/01/2026		305	281
8.375% due 05/01/2027		1,733	1,478
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (a)		300	260
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		1,898	1,702
Jaguar Land Rover Automotive PLC 5.875% due 01/15/2028		1,150	876
Kronos Acquisition Holdings, Inc. 7.000% due 12/31/2027		200	165
Level 3 Financing, Inc.
3.625% due 01/15/2029		2,500	1,835
4.250% due 07/01/2028		925	731
Medline Borrower LP 3.875% due 04/01/2029		500	404
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		600	552
5.375% due 12/04/2029		1,700	1,367
5.750% due 07/21/2028		600	503
MPH Acquisition Holdings LLC 5.500% due 09/01/2028		900	704
Newell Brands, Inc. 6.375% due 09/15/2027		1,600	1,590
Occidental Petroleum Corp. 8.875% due 07/15/2030		2,300	2,601
Oracle Corp. 6.250% due 11/09/2032 (g)		2,600	2,729
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027		1,550	1,377
Par Pharmaceutical, Inc. 7.500% due 04/01/2027 ^(b)		2,607	1,987
PDC Energy, Inc. 5.750% due 05/15/2026		850	813
Pediatrix Medical Group, Inc. 5.375% due 02/15/2030		1,550	1,349
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(b)		1,250	61
5.500% due 04/12/2037 ^(b)		1,250	61
PetSmart, Inc. 7.750% due 02/15/2029		1,000	941
Prime Security Services Borrower LLC 3.375% due 08/31/2027		950	821
Rackspace Technology Global, Inc. 5.375% due 12/01/2028		500	219
Radiate Holdco LLC 4.500% due 09/15/2026		1,275	939
Renault SA 2.000% due 09/28/2026	EUR	800	755
Sabre Global, Inc.
9.250% due 04/15/2025		$3,050	3,043
11.250% due 12/15/2027		220	227
Spirit AeroSystems, Inc. 9.375% due 11/30/2029		100	105
Stagwell Global LLC 5.625% due 08/15/2029		400	331
Standard Industries, Inc.
3.375% due 01/15/2031		1,200	905
4.375% due 07/15/2030		1,600	1,307
Studio City Finance Ltd. 5.000% due 01/15/2029		800	592
Tempo Acquisition LLC 5.750% due 06/01/2025		700	702
Tenet Healthcare Corp.
6.125% due 10/01/2028		1,700	1,526
6.125% due 06/15/2030		1,300	1,241
Travel & Leisure Co. 6.000% due 04/01/2027		600	570
U.S. Renal Care, Inc. 10.625% due 07/15/2027		900	198
Williams Scotsman International, Inc. 4.625% due 08/15/2028		1,575	1,424

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

WMG Acquisition Corp. 3.000% due 02/15/2031		850	681
Wynn Las Vegas LLC 5.250% due 05/15/2027		400	362
Wynn Macau Ltd.
5.500% due 10/01/2027		1,000	876
5.625% due 08/26/2028		1,900	1,627
Yum! Brands, Inc. 4.625% due 01/31/2032		800	709

			102,204

UTILITIES 2.9%
Calpine Corp.
3.750% due 03/01/2031		700	565
5.000% due 02/01/2031		700	588
Enel Finance International NV 7.500% due 10/14/2032		200	212
EP Infrastructure AS 1.698% due 07/30/2026	EUR	1,500	1,283
Genesis Energy LP 8.000% due 01/15/2027		$1,200	1,135
NSG Holdings LLC 7.750% due 12/15/2025		520	506
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(a)		1,059	585
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(a)		891	238
TerraForm Power Operating LLC 5.000% due 01/31/2028		800	722

			5,834

Total Corporate Bonds & Notes (Cost $175,411)			146,848

CONVERTIBLE BONDS & NOTES 0.5%
INDUSTRIALS 0.5%
Lucid Group, Inc. 1.250% due 12/15/2026		2,000	1,031

Total Convertible Bonds & Notes (Cost $1,366)			1,031

MUNICIPAL BONDS & NOTES 0.2%
FLORIDA 0.2%
Sunrise, Florida Special Assessment Notes, Series 2015 4.800% due 05/01/2025		380	370

Total Municipal Bonds & Notes (Cost $378)			370

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Adjustable Rate Mortgage Trust 3.828% due 10/25/2035 ~		58	42
American Home Mortgage Assets Trust
2.968% due 11/25/2046 ~		508	162
6.750% due 06/25/2037 ^þ		81	67
Banc of America Funding Trust 3.221% due 03/20/2036 ^~		53	43
Bear Stearns ALT-A Trust 4.044% due 01/25/2035 ~		2	1
Citigroup Mortgage Loan Trust 6.470% due 11/25/2035 ~		28	27
Countrywide Alternative Loan Trust
3.048% due 12/25/2035 •		24	19
3.173% due 10/25/2035 ^~		19	16
4.749% due 05/25/2047 ~		12	10
4.773% due 03/20/2046 •		21	17
Countrywide Home Loan Mortgage Pass-Through Trust
5.029% due 03/25/2035 ~		69	61
6.000% due 05/25/2036 ^		42	21
Downey Savings & Loan Association Mortgage Loan Trust 4.839% due 02/19/2045 •		3	3
First Horizon Alternative Mortgage Securities Trust
3.740% due 09/25/2035 ^~		89	77
6.000% due 05/25/2036 ^		44	20
GMAC Mortgage Corp. Loan Trust 2.985% due 04/19/2036 ^~		99	75
GSR Mortgage Loan Trust
3.061% due 11/25/2035 ~		7	7
4.124% due 04/25/2035 ~		1	1
HarborView Mortgage Loan Trust
4.719% due 01/19/2038 •		13	11
4.819% due 03/19/2036 ^•		190	165

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

IndyMac INDX Mortgage Loan Trust 3.227% due 09/25/2035 ^~	30	25
JP Morgan Mortgage Trust
3.196% due 07/27/2037 ~	133	121
3.346% due 07/25/2035 ~	23	21
6.000% due 08/25/2037 ^	59	33
Residential Accredit Loans, Inc. Trust
4.719% due 03/25/2037 ~	259	57
5.751% due 02/25/2036 ^~	129	103
Residential Asset Securitization Trust 6.000% due 05/25/2037 ^	51	30
Structured Asset Mortgage Investments Trust 4.829% due 05/25/2036 •	13	10
WaMu Mortgage Pass-Through Certificates Trust
2.818% due 05/25/2047 •	161	128
3.191% due 10/25/2036 ^~	58	52
3.864% due 07/25/2037 ^~	65	60

Total Non-Agency Mortgage-Backed Securities (Cost $1,641)		1,485

ASSET-BACKED SECURITIES 0.2%
Carrington Mortgage Loan Trust 4.539% due 08/25/2036 •	39	36
Credit-Based Asset Servicing & Securitization Trust 3.103% due 01/25/2037 ^þ	768	246
Morgan Stanley ABS Capital, Inc. Trust 4.529% due 05/25/2037 •	57	50
Option One Mortgage Loan Trust Asset-Backed Certificates 5.364% due 08/25/2033 •	19	19

Total Asset-Backed Securities (Cost $395)		351

SOVEREIGN ISSUES 1.0%
Argentina Government International Bond 3.500% due 07/09/2041 þ	7,113	2,040

Total Sovereign Issues (Cost $3,528)		2,040

	SHARES
COMMON STOCKS 2.9%
COMMUNICATION SERVICES 0.3%
Clear Channel Outdoor Holdings, Inc. (c)	163,228	171
iHeartMedia, Inc. 'A' (c)	39,083	240
iHeartMedia, Inc. 'B' «(c)	30,332	167

		578

CONSUMER DISCRETIONARY 0.4%
Caesars Entertainment, Inc. (c)	19,463	810

		810

ENERGY 0.5%
California Resources Corp.	14,960	651
Constellation Oil 'B' «(c)(g)	2,866,681	310

		961

FINANCIALS 0.4%
Hipotecaria Su Casita SA de CV «(c)	78,886	0
Intelsat SA «(c)(g)	26,087	626
Mr Cooper Group, Inc. (c)	4,374	176

		802

HEALTH CARE 0.7%
NVHL SA 'A' «(c)(g)	197,572	141
NVHL SA 'D' «(c)(g)	197,572	141
NVHL SA 'E' «(c)(g)	197,572	141
NVHL SA 'F' «(c)(g)	197,572	142
NVHL SA 'G' «(c)(g)	197,572	142
NVHL SA 'H' «(c)(g)	197,572	142
NVHL SA 'I' «(c)(g)	197,572	142
NVHL SA 'J' «(c)(g)	197,572	142
NVHL SA. 'B' «(c)(g)	197,572	142
NVHL SA. 'C' «(c)(g)	197,572	142

		1,417

INDUSTRIALS 0.6%
Neiman Marcus Group Ltd. LLC «(c)(g)	7,513	1,323

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

Voyager Aviation Holdings LLC «(c)	136	0

		1,323

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(c)	720,949	0

Total Common Stocks (Cost $19,210)		5,891

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(c)	2,732	18

Total Rights (Cost $0)		18

WARRANTS 0.2%
ENERGY 0.2%
California Resources Corp. - Exp. 10/27/2024	24,765	312
Constellation Oil Class 'D' - Exp. 06/10/2071 «(g)	3	0

		312

FINANCIALS 0.0%
Guranteed Rate, Inc. - Exp. 12/31/2060 «	3,454	0
Intelsat Jackson Holdings SA-Exp. 12/05/2025 «	2,732	20

		20

UTILITIES 0.0%
Vistra Corp. - Exp. 02/02/2024	60,750	15

Total Warrants (Cost $845)		347

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.2%
First Citizens BancShares, Inc. 8.741% (US0003M + 3.972%) due 01/04/2027 ~(f)	350,000	350

INDUSTRIALS 0.1%
Voyager Aviation Holdings LLC «	814	219

Total Preferred Securities (Cost $617)		569

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.0%
REPURCHASE AGREEMENTS (h) 2.7%		5,614

U.S. TREASURY BILLS 0.3%
3.917% due 01/31/2023 - 03/02/2023 (d)(e)(k)	$577	574

Total Short-Term Instruments (Cost $6,189)		6,188

Total Investments in Securities (Cost $233,332)		185,016

	SHARES
INVESTMENTS IN AFFILIATES 7.3%
COMMON STOCKS 0.1%
AFFILIATED INVESTMENTS 0.1%
Xfit Brands, Inc. ^«(c)	68,040,639	272

Total Common Stocks (Cost $4,074)		272

SHORT-TERM INSTRUMENTS 7.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.2%
PIMCO Short-Term Floating NAV Portfolio III	1,528,013	14,846

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

Total Short-Term Instruments (Cost $14,836)	14,846

Total Investments in Affiliates (Cost $18,910)	15,118

Total Investments 97.6% (Cost $252,242)	$200,134
Financial Derivative Instruments (i)(j) (0.3)%(Cost or Premiums, net $204)	(595)
Other Assets and Liabilities, net 2.7%	5,569

Net Assets 100.0%	$205,108

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'B'					06/10/2022		$310	$310	0.15%
Constellation Oil Class 'D' - Exp. 06/10/2071					06/10/2022		0	0	0.00
Intelsat SA					09/05/2018		2,450	626	0.30
NVHL SA 'A'					03/09/2012 - 05/01/2013		614	141	0.07
NVHL SA 'D'					03/09/2012 - 05/01/2013		614	141	0.07
NVHL SA 'E'					03/09/2012 - 05/01/2013		614	141	0.07
NVHL SA 'F'					03/09/2012 - 05/01/2013		613	142	0.07
NVHL SA 'G'					03/09/2012 - 05/01/2013		613	142	0.07
NVHL SA 'H'					03/09/2012 - 05/01/2013		613	142	0.07
NVHL SA 'I'					03/09/2012 - 05/01/2013		613	142	0.07
NVHL SA 'J'					03/09/2012 - 05/01/2013		613	142	0.07
NVHL SA. 'B'					03/09/2012 - 05/01/2013		613	142	0.07
NVHL SA. 'C'					03/09/2012 - 05/01/2013		613	142	0.07
Neiman Marcus Group Ltd. LLC					09/25/2020		242	1,323	0.64
Oracle Corp.6.250% due 11/09/2032					11/07/2022		2,595	2,729	1.33

							$11,730	$6,405	3.12%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BRC	4.300%	12/29/2022	01/05/2023	$2,736	U.S. Treasury Notes 2.750% due 08/15/2032		$(2,736)	$2,736	$2,738
FICC	1.900	12/30/2022	01/03/2023	2,878	U.S. Treasury Notes 0.125% due 05/15/2023		(2,936)	2,878	2,878

Total Repurchase Agreements							$(5,672)	$5,614	$5,616

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)

U.S. Government Agencies (1.3)%
U.S. Treasury Notes					2.750%	08/15/2032	$2,970	$(2,781)	$(2,736)

Total Short Sales (1.3)%								$(2,781)	$(2,736)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $31 of accrued interest.

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(62) at a weighted average interest rate of (3.000%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2023	151	$16,297	$(28)	$0	$(13)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2023	26	$(3,700)	$239	$30	$(13)
Euro-Buxl 30-Year Bond March Futures	03/2023	7	(1,013)	191	26	(5)
U.S. Treasury 10-Year Note March Futures	03/2023	155	(17,406)	252	22	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	13	(1,746)	(4)	6	0
U.S. Ultra Treasury Note March Futures	03/2023	28	(3,312)	69	2	0

$747	$86	$(18)

Total Futures Contracts	$719	$86	$(31)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.HY-39 5-Year Index	(5.000)%	Quarterly	12/20/2027	$47,500	$(251)	$(118)	$(369)	$7	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	3-Month USD-LIBOR	1.000%	Semi-Annual	12/16/2030	$43,300	$455	$(9,011)	$(8,556)	$0	$(92)

Total Swap Agreements	$204	$(9,129)	$(8,925)	$7	$(92)

Cash of $5,425 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

CBK	01/2023	$712	EUR	669	$4	$0
MBC	01/2023	EUR	25,353	$26,574	0	(577)
01/2023	$1,216	EUR	1,143	8	0

Total Forward Foreign Currency Contracts	$12	$(577)

(k)

Securities with an aggregate market value of $441 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$19,878	$0	$19,878
Corporate Bonds & Notes
Banking & Finance	0	38,810	0	38,810
Industrials	0	101,187	1,017	102,204
Utilities	0	5,834	0	5,834
Convertible Bonds & Notes
Industrials	0	1,031	0	1,031
Municipal Bonds & Notes
Florida	0	370	0	370
Non-Agency Mortgage-Backed Securities	0	1,485	0	1,485
Asset-Backed Securities	0	351	0	351
Sovereign Issues	0	2,040	0	2,040
Common Stocks
Communication Services	411	0	167	578
Consumer Discretionary	810	0	0	810
Energy	651	0	310	961
Financials	176	0	626	802
Health Care	0	0	1,417	1,417
Industrials	0	0	1,323	1,323
Rights
Financials	0	0	18	18
Warrants
Energy	312	0	0	312
Financials	0	0	20	20
Utilities	15	0	0	15
Preferred Securities
Banking & Finance	0	350	0	350
Industrials	0	0	219	219
Short-Term Instruments
Repurchase Agreements	0	5,614	0	5,614
U.S. Treasury Bills	0	574	0	574

$2,375	$177,524	$5,117	$185,016
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	0	0	272	272
Short-Term Instruments
Central Funds Used for Cash Management Purposes	14,846	0	0	14,846

$14,846	$0	$272	$15,118

Total Investments	$17,221	$177,524	$5,389	$200,134

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,736)	$0	$(2,736)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	56	37	0	93
Over the counter	0	12	0	12

$56	$49	$0	$105
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(18)	(105)	0	(123)
Over the counter	0	(577)	0	(577)

$(18)	$(682)	$0	$(700)

Total Financial Derivative Instruments	$38	$(633)	$0	$(595)

Totals	$17,259	$174,155	$5,389	$196,803

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2022:
Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2022(1)

Investments in Securities, at Value
Loan Participations and Assignments	$2,058	$0	$(281)	$2	$(28)	$(510)	$0	$(1,241)	$0	$0
Corporate Bonds & Notes

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

Industrials	0	983	0	6	0	28	0	0	1,017	28
Common Stocks
Communication Services	516	0	0	0	0	(349)	0	0	167	(349)
Energy	0	310	0	0	0	0	0	0	310	0
Financials	795	0	0	0	0	(169)	0	0	626	(170)
Health Care	49,182	0	(7,170)	0	7,079	(47,674)	0	0	1,417	(40,045)
Industrials	1165	0	0	0	0	158	0	0	1,323	158
Real Estate	72	0	0	0	0	(72)	0	0	0	(72)
Rights
Financials	12	0	0	0	0	6	0	0	18	6
Warrants(2)
Financials	14	0	0	0	0	6	0	0	20	7
Preferred Securities
Industrials	1,666	0	(3,655)	0	0	2,208	0	0	219	(28)

Totals	$55,480	$1,293	$(11,106)	$8	$7,051	$(46,368)	$0	$(1,241)	$5,117	$(40,465)

Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	0	3,656	0	0	418	(3,802)	0	0	272	(3,802)

Totals	$55,480	$4,949	$(11,106)	$8	$7,469	$(50,170)	$0	$(1,241)	$5,389	$(44,267)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials		$1,017	Discounted Cash Flow			Discount Rate			14.500	—
Common Stocks
Communication Services		167	Reference Instrument			Stock Price W/Liquidity Discount			10.000	—
Industrials		1,323	Market Comparable Valuation / Discounted Cash Flow			Revenue | EBITDA Multiple / Discount Rate		X/ %	0.620|6.160/10.000	—
Energy		310	Market Comparable Valuation			EBITDA Multiple		X	4.400	—
Financials		626	Indicative Market Quotation			Price			$24.000	—
Health Care		1,417	Market Comparable Valuation			EBITDA Multiple		X	10.500	—
Rights
Financials		18	Other Valuation Techniques(3)			—			—	—
Warrants
Financials		20	Other Valuation Techniques(3)			—			—	—
Preferred Securities
Industrials		219	Market Comparable Valuation / Discounted Cash Flow			TBV Multiple/Discount Rate		X/ %	0.370/24.820	—
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments		272	Reference Instrument			Stock Price W/Liquidity Discount			—	—

Total		$5,389

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)								Security type updated from Rights to Warrants since prior fiscal year end.
(3)								Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

Consolidated Schedule of Investments PIMCO International Portfolio	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.7% ¤
CANADA 1.4%
SOVEREIGN ISSUES 1.4%
Province of Quebec 6.250% due 06/01/2032	CAD	8,000	$6,911

Total Canada (Cost $6,698)			6,911

UNITED STATES 3.2%
ASSET-BACKED SECURITIES 1.1%
Amortizing Residential Collateral Trust 5.089% due 10/25/2031 ~		$113	109
Argent Securities Trust 4.569% due 07/25/2036 ~		1,239	340
Asset-Backed Funding Certificates Trust 5.089% due 06/25/2034 •		263	247
Asset-Backed Securities Corp. Home Equity Loan Trust 4.469% due 05/25/2037 ~		37	26
Bear Stearns Asset-Backed Securities Trust 5.049% due 10/25/2032 •		28	27
Countrywide Asset-Backed Certificates 5.129% due 05/25/2032 •		46	46
Credit Suisse First Boston Mortgage Securities Corp. 4.598% due 01/25/2032 •		43	41
Credit-Based Asset Servicing & Securitization Trust
2.909% due 01/25/2037 ^•		261	84
4.509% due 11/25/2036 •		30	14
Home Equity Asset Trust 4.989% due 11/25/2032 ~		1	1
HSI Asset Securitization Corp. Trust 4.489% due 10/25/2036 •		22	9
Long Beach Mortgage Loan Trust 4.949% due 10/25/2034 •		28	25
Merrill Lynch Mortgage Investors Trust 4.549% due 09/25/2037 •		23	5
Morgan Stanley ABS Capital, Inc. Trust
4.449% due 05/25/2037 ~		42	36
4.489% due 11/25/2036 •		5,838	3,052
SLM Student Loan Trust 5.858% due 04/25/2023 ~		1,606	1,592
Soundview Home Loan Trust 4.509% due 11/25/2036 •		230	67
Structured Asset Securities Corp. Mortgage Loan Trust 5.620% due 04/25/2035 •		3	3
Washington Mutual Asset-Backed Certificates Trust 3.816% due 10/25/2036 •		23	9

			5,733

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.9%
Bear Stearns ALT-A Trust
3.383% due 08/25/2036 ^~		21	14
3.605% due 01/25/2036 ^~		436	403
Citigroup Mortgage Loan Trust 3.885% due 08/25/2035 ~		9	9
Countrywide Alternative Loan Trust
4.533% due 02/20/2047 ^•		2,981	2,261
4.709% due 02/25/2047 •		63	53
4.773% due 03/20/2046 •		242	189
4.909% due 12/25/2035 ~		24	21
4.949% due 12/25/2035 ~		159	139
4.949% due 02/25/2037 ~		76	62
4.989% due 08/25/2035 ~		207	183
4.989% due 12/25/2035 •		672	534
5.089% due 09/25/2035 •		666	588
Countrywide Home Loan Mortgage Pass-Through Trust
4.849% due 05/25/2035 ~		84	68
4.969% due 03/25/2035 ^•		306	249
4.969% due 04/25/2035 •		2	2
4.989% due 03/25/2035 •		29	20
5.029% due 03/25/2035 •		1,603	1,292

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2022 (Unaudited)

5.029% due 03/25/2035 ~	11	9
5.049% due 02/25/2035 ~	6	5
5.149% due 09/25/2034 ~	4	4
Credit Suisse First Boston Mortgage Securities Corp. 6.500% due 04/25/2033	3	3
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 4.489% due 10/25/2036 ^•	2	1
Downey Savings & Loan Association Mortgage Loan Trust
4.759% due 03/19/2045 ~	133	127
4.859% due 08/19/2045 •	83	69
4.999% due 09/19/2045 ~	997	629
GreenPoint Mortgage Funding Trust 4.849% due 06/25/2045 ~	772	557
HarborView Mortgage Loan Trust
4.819% due 06/19/2035 •	124	116
4.819% due 01/19/2036 ^•	12	11
4.819% due 03/19/2036 ^•	749	652
4.839% due 01/19/2036 ~	1,259	767
4.959% due 11/19/2035 •	135	104
4.999% due 09/19/2035 •	9	6
5.033% due 06/20/2035 ~	35	31
Nomura Asset Acceptance Corp. Alternative Loan Trust 3.189% due 10/25/2035 ~	13	8
Residential Accredit Loans, Inc. Trust 4.809% due 04/25/2046 ~	117	35
Sequoia Mortgage Trust
4.783% due 10/20/2034 •	122	105
5.039% due 10/19/2026 ~	2	2
5.053% due 07/20/2033 ~	273	249
Structured Asset Mortgage Investments Trust 4.919% due 07/19/2034 ~	1	1
Thornburg Mortgage Securities Trust 4.929% due 03/25/2044 •	50	46
WaMu Mortgage Pass-Through Certificates Trust
2.499% due 12/25/2046 ~	60	53
2.835% due 02/27/2034 •	3	3
3.248% due 11/25/2042 ~	1	1
3.448% due 08/25/2042 •	4	4
3.548% due 10/25/2046 ~	18	16
3.548% due 11/25/2046 •	221	191
4.969% due 10/25/2045 ~	9	9
5.009% due 01/25/2045 ~	5	4
5.029% due 01/25/2045 ~	6	6
5.029% due 07/25/2045 ~	5	5

		9,916

U.S. GOVERNMENT AGENCIES 0.2%
Fannie Mae
3.632% due 12/01/2034 •	2	2
4.027% due 11/01/2034 •	8	8
4.366% due 09/25/2042 •	17	16
4.509% due 03/25/2034 ~	1	1
4.539% due 08/25/2034 •	1	1
4.633% due 12/01/2030 •	1	1
4.789% due 06/25/2029 •	1	1
6.000% due 07/25/2044	9	9
Freddie Mac
2.889% due 02/25/2045 •	15	15
3.248% due 10/25/2044 •	32	32
3.332% due 10/01/2036 •	11	11
3.448% due 07/25/2044 •	9	9
4.539% due 09/25/2035 ~	618	580
4.669% due 09/25/2031 •	9	9
6.500% due 07/15/2028	70	72
Ginnie Mae
1.750% (H15T1Y + 1.500%) due 10/20/2024 ~	5	5
2.000% due 11/20/2024 •	10	10
2.625% (H15T1Y + 1.500%) due 02/20/2025 - 09/20/2025 ~	14	14
2.875% (H15T1Y + 1.500%) due 06/20/2023 - 05/20/2026 ~	9	9
3.000% (H15T1Y + 1.500%) due 09/20/2024 ~	10	10
3.000% due 04/20/2030 - 06/20/2030 •	152	150
6.000% due 08/20/2034	191	196
U.S. Small Business Administration
4.625% due 02/01/2025	4	4

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2022 (Unaudited)

5.090% due 10/01/2025	2	2

		1,167

Total United States (Cost $23,683)		16,816

SHORT-TERM INSTRUMENTS 95.1%
REPURCHASE AGREEMENTS (c) 86.5%		440,691

SHORT-TERM NOTES 3.9%
Federal Home Loan Bank
4.320% due 01/06/2023 - 01/10/2023 •	$7,400	7,400
4.340% due 02/10/2023 •(e)	5,000	5,000
4.345% due 02/23/2023 - 03/06/2023 •	7,200	7,200

		19,600

U.S. TREASURY BILLS 4.7%
3.642% due 01/17/2023 (a)(b)	24,000	23,966

Total Short-Term Instruments (Cost $484,258)		484,257

Total Investments in Securities (Cost $514,639)		507,984

	SHARES
INVESTMENTS IN AFFILIATES 19.2%
SHORT-TERM INSTRUMENTS 19.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.2%
PIMCO Short-Term Floating NAV Portfolio III	10,092,281	98,057

Total Short-Term Instruments (Cost $99,321)		98,057

Total Investments in Affiliates (Cost $99,321)		98,057

Total Investments 118.9% (Cost $613,960)		$606,041
Financial Derivative Instruments (d)(f) 0.5%(Cost or Premiums, net $(17,902))		2,340
Other Assets and Liabilities, net (19.4)%		(98,886)

Net Assets 100.0%		$509,495

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2022 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.330%	12/30/2022	01/03/2023	$163,900	U.S. Treasury Bonds 2.375% - 3.000% due 02/15/2049 - 05/15/2051	$(165,446)	$163,900	$163,979
BPS	4.310	12/30/2022	01/03/2023	106,100	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2024	(108,265)	106,100	106,151
CIB	4.250	01/03/2023	01/04/2023	137,900	U.S. Treasury Bonds 2.250% due 08/15/2046	(139,098)	137,900	137,900
FICC	1.900	12/30/2022	01/03/2023	4,086	U.S. Treasury Notes 0.125% due 05/15/2023	(4,168)	4,086	4,086
SAL	4.320	12/30/2022	01/03/2023	28,200	U.S. Treasury Notes 0.125% due 10/15/2023	(28,741)	28,200	28,214
SSB	1.900	12/30/2022	01/03/2023	505	U.S. Treasury Notes 1.875% due 06/30/2026(2)	(515)	505	505

Total Repurchase Agreements	$(446,233)	$440,691	$440,835

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl March Futures	03/2023	305	$37,791	$(1,181)	$85	$(140)
SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP March Futures	03/2023	109	$(12,709)	$938	$131	$(104)
Euro-Bund March Futures	03/2023	1,426	(202,912)	12,989	1,618	(717)
Euro-Buxl 30-Year Bond March Futures	03/2023	85	(12,305)	2,215	318	(55)
Euro-Oat March Futures	03/2023	295	(40,199)	3,038	366	(205)
Japan Government 10-Year Bond March Futures	03/2023	240	(266,004)	5,046	366	0
United Kingdom Long Gilt March Futures	03/2023	49	(5,918)	387	17	(7)

$24,613	$2,816	$(1,088)

Total Futures Contracts	$23,432	$2,901	$(1,228)

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2022 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(2)	1-Day GBP-SONIO Compounded-OIS	2.000%	Annual	03/15/2033	GBP	23,300	$3,437	$532	$3,969	$14	$0
Receive(2)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2053	9,800	3,014	89	3,103	16	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031	JPY	8,920,000	3,926	806	4,732	261	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038	1,000,000	72	367	439	53	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042	13,613,900	4,251	8,616	12,867	909	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052	6,450,000	313	5,975	6,288	571	0
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/15/2032	CAD	16,700	(1,534)	303	(1,231)	0	(36)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027	NZD	132,500	(999)	(2,895)	(3,894)	179	0
Pay(2)	6-Month EUR-EURIBOR	1.580	Annual	05/24/2024	EUR	535,500	(4,326)	(6,930)	(11,256)	0	(36)
Pay(2)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2025	34,100	(570)	(826)	(1,396)	0	(62)
Pay(2)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2028	98,700	(4,019)	(4,515)	(8,534)	0	(311)
Pay(2)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033	166,700	(21,467)	(562)	(22,029)	0	(531)

Total Swap Agreements	$(17,902)	$960	$(16,942)	$2,003	$(976)

(e)

Securities with an aggregate market value of $5,000 and cash of $28,528 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)	Unsettled variation margin liability of $(201) for closed futures is outstanding at period end.
(2)	This instrument has a forward starting effective date.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2023	EUR	2,097	$2,212	$0	$(34)
01/2023	$922	GBP	760	0	(3)
BPS	03/2023	MXN	4,650	$231	0	(5)
BRC	01/2023	$316	EUR	295	0	0
01/2023	214	SGD	288	1	0
CBK	01/2023	NZD	1,557	$991	2	0
01/2023	$3,740	EUR	3,530	40	0
01/2023	1,027	JPY	136,600	15	0
JPM	01/2023	CAD	180	$132	0	(1)
01/2023	GBP	6,156	7,434	0	(10)
01/2023	$569	NZD	889	0	(5)
MBC	01/2023	AUD	3,097	$2,076	0	(33)
01/2023	CAD	167	123	0	0
01/2023	DKK	4,570	639	0	(19)
01/2023	JPY	391,830	2,855	0	(132)
01/2023	NZD	1,073	677	0	(4)
01/2023	$503	CAD	686	4	0
01/2023	4,446	EUR	4,221	74	0
01/2023	5,326	GBP	4,367	0	(46)
01/2023	5,090	JPY	671,800	33	0
RBC	01/2023	AUD	1,131	$758	0	(12)
RYL	01/2023	$531	JPY	71,000	10	0
SCX	01/2023	AUD	1,176	$793	0	(9)
01/2023	CAD	3,627	2,699	21	0
01/2023	NZD	3,684	2,295	0	(44)
TOR	01/2023	AUD	5,408	3,650	0	(33)
01/2023	CAD	9,219	6,858	49	0
UAG	01/2023	198	145	0	(1)
01/2023	$726	GBP	586	0	(17)

Total Forward Foreign Currency Contracts	$249	$(408)

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2022 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Canada
Sovereign Issues	$0	$6,911	$0	$6,911
United States
Asset-Backed Securities	0	5,733	0	5,733
Non-Agency Mortgage-Backed Securities	0	9,916	0	9,916
U.S. Government Agencies	0	1,167	0	1,167
Short-Term Instruments
Repurchase Agreements	0	440,691	0	440,691
Short-Term Notes	0	19,600	0	19,600
U.S. Treasury Bills	0	23,966	0	23,966

	$0	$507,984	$0	$507,984
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$98,057	$0	$0	$98,057

Total Investments	$98,057	$507,984	$0	$606,041

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,901	2,003	0	4,904
Over the counter	0	249	0	249

	$2,901	$2,252	$0	$5,153
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,228)	(976)	0	(2,204)
Over the counter	0	(408)	0	(408)

	$(1,228)	$(1,384)	$0	$(2,612)

Total Financial Derivative Instruments	$1,673	$868	$0	$2,541

Totals	$99,730	$508,852	$0	$608,582

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Avolon TLB Borrower 1 (U.S.) LLC 6.603% (LIBOR01M + 2.250%) due 12/01/2027 ~	$1,576	$1,575
Carnival Corp. 7.384% (LIBOR01M + 3.000%) due 06/30/2025 ~	3,619	3,480
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~	7,118	6,442
CenturyLink, Inc. 6.634% (LIBOR01M + 2.250%) due 03/15/2027 ~	1,218	1,159
Marriott Ownership Resorts, Inc. 6.134% (LIBOR01M + 1.750%) due 08/29/2025 ~	257	255

Total Loan Participations and Assignments (Cost $13,705)		12,911

CORPORATE BONDS & NOTES 78.1%
BANKING & FINANCE 41.5%
ABN AMRO Bank NV 4.750% due 07/28/2025	2,300	2,233
AerCap Ireland Capital DAC
1.750% due 10/29/2024	7,700	7,086
3.650% due 07/21/2027	300	272
4.450% due 04/03/2026	10,275	9,819
4.875% due 01/16/2024	2,500	2,477
Agree LP 2.900% due 10/01/2030	3,400	2,769
AIA Group Ltd.
3.200% due 03/11/2025	540	518
3.900% due 04/06/2028	540	508
Air Lease Corp. 3.000% due 09/15/2023	2,800	2,753
Aircastle Ltd. 2.850% due 01/26/2028	8,600	7,047
Alexandria Real Estate Equities, Inc.
2.950% due 03/15/2034	1,300	1,058
3.375% due 08/15/2031	1,600	1,401
3.450% due 04/30/2025	300	290
3.950% due 01/15/2028	300	282
4.900% due 12/15/2030	6,420	6,271
Ally Financial, Inc. 8.000% due 11/01/2031	6,050	6,262
American Assets Trust LP 3.375% due 02/01/2031	6,900	5,489
American Homes 4 Rent LP
4.250% due 02/15/2028	2,000	1,853
4.900% due 02/15/2029	400	379
American International Group, Inc. 3.875% due 01/15/2035	1,000	878
American Tower Corp.
1.300% due 09/15/2025	2,100	1,898
2.700% due 04/15/2031	4,000	3,266
2.750% due 01/15/2027	13,800	12,529
3.950% due 03/15/2029	3,052	2,820
Antares Holdings LP
2.750% due 01/15/2027	6,000	4,814
3.750% due 07/15/2027	6,100	4,940
3.950% due 07/15/2026	5,400	4,677
Arch Capital Group Ltd. 3.635% due 06/30/2050	1,235	857
Ares Capital Corp. 2.875% due 06/15/2027	5,000	4,245
Ares Finance Co. LLC 4.125% due 06/30/2051 •	100	76
Aviation Capital Group LLC
3.500% due 11/01/2027	3,100	2,712
4.125% due 08/01/2025	943	881
4.375% due 01/30/2024	5,527	5,391
4.875% due 10/01/2025	1,500	1,415
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	21,478	17,199
3.950% due 07/01/2024	4,500	4,310
4.250% due 04/15/2026	1,573	1,428
5.250% due 05/15/2024	1,786	1,751

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

Banco Bilbao Vizcaya Argentaria SA 0.875% due 09/18/2023	14,500	14,046
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027	1,700	1,605
Bangkok Bank PCL 3.466% due 09/23/2036 •	200	157
Bank of America Corp.
1.319% due 06/19/2026 •	15,000	13,521
1.486% due 05/19/2024 •	1,950	1,920
1.898% due 07/23/2031 •	3,200	2,463
1.922% due 10/24/2031 •	4,000	3,064
2.299% due 07/21/2032 •	1,200	927
2.572% due 10/20/2032 •	200	157
3.824% due 01/20/2028 •	5,000	4,673
4.571% due 04/27/2033 •	1,800	1,652
5.015% due 07/22/2033 •	900	857
5.285% (US0003M + 0.960%) due 07/23/2024 ~	3,600	3,601
Bank of Ireland Group PLC 6.253% due 09/16/2026 •	3,300	3,276
Bank of Nova Scotia 4.376% (SOFRRATE + 0.380%) due 07/31/2024 ~	7,000	6,927
Banque Federative du Credit Mutuel SA 0.650% due 02/27/2024	1,480	1,402
Barclays PLC
2.645% due 06/24/2031 •	14,600	11,422
4.338% due 05/16/2024 •	700	695
4.375% due 01/12/2026	5,500	5,328
5.088% due 06/20/2030 •	2,800	2,585
5.200% due 05/12/2026	1,300	1,266
6.024% (US0003M + 1.380%) due 05/16/2024 ~	26,243	26,244
BGC Partners, Inc.
4.375% due 12/15/2025	6,200	5,816
5.375% due 07/24/2023	11,500	11,448
Blackstone Holdings Finance Co. LLC
1.600% due 03/30/2031	800	583
1.625% due 08/05/2028	7,200	5,874
2.500% due 01/10/2030	1,200	977
Blackstone Private Credit Fund 2.350% due 11/22/2024	4,100	3,755
Blue Owl Finance LLC
3.125% due 06/10/2031	100	74
4.125% due 10/07/2051	2,300	1,361
BNP Paribas SA
2.219% due 06/09/2026 •	18,600	17,094
2.591% due 01/20/2028 •	5,000	4,404
4.705% due 01/10/2025 •	14,800	14,658
6.625% due 03/25/2024 •(e)	5,250	5,091
BPCE SA
4.500% due 03/15/2025	3,700	3,557
4.625% due 07/11/2024	3,000	2,921
Brandywine Operating Partnership LP 3.950% due 11/15/2027	100	84
Brookfield Finance, Inc. 3.900% due 01/25/2028	2,300	2,113
Canadian Imperial Bank of Commerce 4.706% (SOFRRATE + 0.400%) due 12/14/2023 ~	12,290	12,250
Cantor Fitzgerald LP 4.500% due 04/14/2027	700	650
Carlyle Finance LLC 5.650% due 09/15/2048	150	134
CI Financial Corp.
3.200% due 12/17/2030	2,100	1,597
4.100% due 06/15/2051	1,500	889
Citibank NA 3.650% due 01/23/2024	500	493
Citigroup, Inc.
3.057% due 01/25/2033 •(g)	5,000	4,048
3.668% due 07/24/2028 •	9	8
5.750% (US0003M + 1.100%) due 05/17/2024 ~	1,000	1,002
6.270% due 11/17/2033 •(g)	4,600	4,760
Citizens Bank NA
2.250% due 04/28/2025	1,000	932
3.750% due 02/18/2026	1,170	1,123
CK Hutchison International Ltd. 3.250% due 04/11/2024	600	586
Corporate Office Properties LP 2.250% due 03/15/2026	5,600	4,917
Credit Agricole SA 4.125% due 01/10/2027	9,800	9,318
Credit Suisse AG
3.625% due 09/09/2024	2,600	2,426
6.500% due 08/08/2023 (f)	30,688	29,789
Credit Suisse Group AG
2.593% due 09/11/2025 •	13,300	11,766
3.091% due 05/14/2032 •	11,600	8,038
3.750% due 03/26/2025	13,650	12,296

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

3.869% due 01/12/2029 •	2,200	1,767
4.207% due 06/12/2024 •	1,600	1,560
4.550% due 04/17/2026	600	530
5.975% (US0003M + 1.240%) due 06/12/2024 ~	1,000	947
6.442% due 08/11/2028 •	2,900	2,645
6.537% due 08/12/2033 •	550	484
Crown Castle, Inc. 2.100% due 04/01/2031	200	158
CubeSmart LP
3.000% due 02/15/2030	2,100	1,753
3.125% due 09/01/2026	2,600	2,391
4.000% due 11/15/2025	2,183	2,099
4.375% due 02/15/2029	7,650	7,072
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026	7,900	7,514
Deutsche Bank AG
2.222% due 09/18/2024 •	55,100	53,232
3.547% due 09/18/2031 •	2,100	1,688
3.961% due 11/26/2025 •	1,800	1,721
Discover Bank 4.200% due 08/08/2023	4,460	4,432
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032	5,200	4,191
EPR Properties
3.600% due 11/15/2031	200	145
3.750% due 08/15/2029	2,000	1,570
4.500% due 04/01/2025	3,500	3,323
4.500% due 06/01/2027	300	263
4.750% due 12/15/2026	8,200	7,379
4.950% due 04/15/2028	700	598
Equitable Financial Life Global Funding 1.800% due 03/08/2028	7,000	5,834
Essex Portfolio LP
3.000% due 01/15/2030	4,200	3,561
3.375% due 04/15/2026	820	772
3.875% due 05/01/2024	2,890	2,831
Extra Space Storage LP 2.350% due 03/15/2032	1,600	1,215
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030	4,300	3,911
Federal Realty Investment Trust
3.250% due 07/15/2027	2,500	2,301
3.500% due 06/01/2030	1,693	1,453
Fidelity National Financial, Inc. 2.450% due 03/15/2031	900	689
First American Financial Corp.
2.400% due 08/15/2031	2,268	1,663
4.300% due 02/01/2023	4,297	4,293
FMR LLC
4.950% due 02/01/2033	1,600	1,490
5.150% due 02/01/2043	300	265
Ford Motor Credit Co. LLC 5.584% due 03/18/2024	13,300	13,154
FS KKR Capital Corp.
1.650% due 10/12/2024	7,100	6,413
2.625% due 01/15/2027	100	84
GA Global Funding Trust
1.625% due 01/15/2026	1,500	1,333
3.850% due 04/11/2025	2,000	1,916
General Motors Financial Co., Inc. 4.738% (US0003M + 0.990%) due 01/05/2023 ~	130	130
Global Atlantic Fin Co. 4.400% due 10/15/2029	200	168
GLP Capital LP
3.350% due 09/01/2024	2,380	2,285
4.000% due 01/15/2030	2,700	2,369
4.000% due 01/15/2031	6,200	5,329
5.300% due 01/15/2029	2,800	2,655
5.375% due 11/01/2023	2,600	2,595
5.375% due 04/15/2026	100	98
5.750% due 06/01/2028	1,200	1,182
Goldman Sachs Group, Inc.
3.800% due 03/15/2030	100	90
5.776% (US0003M + 1.170%) due 05/15/2026 ~	5,000	4,969
6.162% (SOFRRATE + 1.850%) due 03/15/2028 ~	600	591
Golub Capital BDC, Inc. 2.050% due 02/15/2027	3,400	2,769
Goodman HK Finance 4.375% due 06/19/2024	900	880
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037	2,125	1,787
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028	15,600	14,104
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023	1,900	1,893

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

Guardian Life Global Funding
1.625% due 09/16/2028	100	84
2.900% due 05/06/2024	3,100	3,012
Hanover Insurance Group, Inc. 2.500% due 09/01/2030	1,500	1,156
Healthcare Realty Holdings LP 3.875% due 05/01/2025	160	153
Healthpeak Properties, Inc. 2.875% due 01/15/2031	100	84
Highwoods Realty LP
2.600% due 02/01/2031	1,000	750
3.050% due 02/15/2030	3,500	2,796
Host Hotels & Resorts LP
3.375% due 12/15/2029	3,700	3,101
3.500% due 09/15/2030	1,700	1,407
4.000% due 06/15/2025	400	385
HSBC Holdings PLC
2.013% due 09/22/2028 •	1,200	1,005
2.099% due 06/04/2026 •	4,700	4,281
2.848% due 06/04/2031 •	500	400
4.600% due 12/17/2030 •(e)	4,100	3,200
4.700% due 03/09/2031 •(e)	5,900	4,690
5.696% (SOFRRATE + 1.430%) due 03/10/2026 ~	2,000	1,976
6.500% due 09/15/2037	500	483
Hudson Pacific Properties LP
3.250% due 01/15/2030	1,100	836
3.950% due 11/01/2027	7,700	6,563
4.650% due 04/01/2029	3,600	3,082
Indian Railway Finance Corp. Ltd. 3.249% due 02/13/2030	2,400	2,078
ING Groep NV
3.875% due 05/16/2027 •(e)(f)	200	147
4.250% due 05/16/2031 •(e)(f)	5,800	3,995
5.754% (US0003M + 1.000%) due 10/02/2023 ~	3,330	3,339
Intesa Sanpaolo SpA
3.250% due 09/23/2024	3,200	3,037
5.017% due 06/26/2024	1,660	1,597
Invitation Homes Operating Partnership LP
2.000% due 08/15/2031	4,421	3,277
2.300% due 11/15/2028	1,800	1,492
Jackson National Life Global Funding 3.050% due 04/29/2026	440	411
JPMorgan Chase & Co.
1.514% due 06/01/2024 •	5,000	4,919
1.764% due 11/19/2031 •	1,500	1,140
2.301% due 10/15/2025 •	5,100	4,809
2.545% due 11/08/2032 •	7,800	6,185
2.580% due 04/22/2032 •	1,100	884
2.947% due 02/24/2028 •	600	544
4.778% (SOFRRATE + 0.885%) due 04/22/2027 ~	1,000	979
5.215% (US0003M + 0.890%) due 07/23/2024 ~	7,590	7,602
5.274% (SOFRRATE + 1.320%) due 04/26/2026 ~	4,300	4,263
5.546% due 12/15/2025 •	1,900	1,901
8.750% due 09/01/2030	75	88
Kilroy Realty LP
3.050% due 02/15/2030	7,533	6,042
4.375% due 10/01/2025	4,300	4,172
4.750% due 12/15/2028	300	273
LeasePlan Corp. NV 2.875% due 10/24/2024	3,400	3,193
Legg Mason, Inc. 5.625% due 01/15/2044	1,000	979
Life Storage LP
3.875% due 12/15/2027	2,700	2,503
4.000% due 06/15/2029	1,475	1,325
Lloyds Bank PLC 0.000% due 04/02/2032 þ	2,400	1,469
Lloyds Banking Group PLC
0.695% due 05/11/2024 •	1,800	1,766
3.750% due 01/11/2027	12,600	11,738
4.450% due 05/08/2025	16,700	16,395
4.550% due 08/16/2028	1,600	1,508
Loews Corp. 3.200% due 05/15/2030	2,900	2,564
LXP Industrial Trust 2.700% due 09/15/2030	2,400	1,918
Macquarie Group Ltd. 1.935% due 04/14/2028 •	1,000	847
MassMutual Global Funding
0.480% due 08/28/2023	800	777
2.750% due 06/22/2024	700	676
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •	600	576
Metropolitan Life Global Funding 4.623% (SOFRRATE + 0.300%) due 09/27/2024 ~	550	544

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

Mid-America Apartments LP
1.100% due 09/15/2026	4,600	3,984
3.750% due 06/15/2024	1,000	980
3.950% due 03/15/2029	2,747	2,584
4.200% due 06/15/2028	3,500	3,326
Mitsubishi HC Capital, Inc. 3.559% due 02/28/2024	340	332
Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025	12,000	10,908
2.494% due 10/13/2032 •	3,100	2,423
4.080% due 04/19/2028 •	600	567
5.063% due 09/12/2025 •	5,200	5,166
5.354% due 09/13/2028 •	1,100	1,093
Mizuho Financial Group Cayman Ltd. 4.600% due 03/27/2024 (f)	5,850	5,748
Mizuho Financial Group, Inc.
1.241% due 07/10/2024 •	16,600	16,201
2.869% due 09/13/2030 •	800	671
4.899% (US0003M + 0.990%) due 07/10/2024 ~	800	798
5.345% (US0003M + 0.610%) due 09/08/2024 ~	5,000	4,969
5.387% (US0003M + 0.630%) due 05/25/2024 ~	12,600	12,532
Morgan Stanley
5.132% (SOFRRATE + 0.950%) due 02/18/2026 ~	2,500	2,462
5.770% (US0003M + 1.220%) due 05/08/2024 ~	5,300	5,310
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027	2,000	1,850
Morgan Stanley Domestic Holdings, Inc. 4.500% due 06/20/2028	1,700	1,656
MPT Operating Partnership LP
3.500% due 03/15/2031	100	69
4.625% due 08/01/2029	2,600	1,987
National Health Investors, Inc. 3.000% due 02/01/2031	2,600	1,880
National Securities Clearing Corp. 0.750% due 12/07/2025	600	532
Nationwide Building Society
3.766% due 03/08/2024 •	2,465	2,452
3.960% due 07/18/2030 •	8,500	7,376
4.302% due 03/08/2029 •	12,200	11,028
4.363% due 08/01/2024 •	9,400	9,279
Nationwide Financial Services, Inc. 3.900% due 11/30/2049	1,900	1,332
Nationwide Mutual Insurance Co. 9.375% due 08/15/2039	100	129
NatWest Group PLC
4.269% due 03/22/2025 •	16,389	16,034
4.800% due 04/05/2026	500	490
5.076% due 01/27/2030 •	23,000	21,713
6.274% (US0003M + 1.550%) due 06/25/2024 ~	8,200	8,203
NatWest Markets PLC 5.083% (SOFRRATE + 0.760%) due 09/29/2026 ~	2,100	2,007
Neuberger Berman Group LLC 4.500% due 03/15/2027	884	842
Nippon Life Insurance Co. 2.750% due 01/21/2051 •	200	161
Nissan Motor Acceptance Co. LLC
1.050% due 03/08/2024	16,000	14,994
2.750% due 03/09/2028	200	162
3.875% due 09/21/2023	3,700	3,633
Nomura Holdings, Inc.
1.653% due 07/14/2026	10,300	8,976
1.851% due 07/16/2025	4,900	4,471
2.679% due 07/16/2030	5,000	4,009
3.103% due 01/16/2030	3,200	2,676
Nordea Bank Abp 5.675% (US0003M + 0.940%) due 08/30/2023 ~	1,100	1,101
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023	1,346	1,339
4.500% due 04/01/2027	2,650	2,486
Owl Rock Capital Corp. 2.875% due 06/11/2028	2,600	2,046
Pacific Life Global Funding II
1.600% due 09/21/2028	4,900	3,974
4.867% (SOFRRATE + 0.620%) due 06/04/2026 ~	1,700	1,633
Pacific Life Insurance Co. 9.250% due 06/15/2039	600	795
Pacific LifeCorp 3.350% due 09/15/2050	1,000	683
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023	790	788
5.500% due 02/15/2024	191	189
Physicians Realty LP
3.950% due 01/15/2028	1,800	1,647
4.300% due 03/15/2027	2,575	2,432
PNC Financial Services Group, Inc. 6.000% due 05/15/2027 •(e)	6,500	6,139

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

Pricoa Global Funding 0.800% due 09/01/2025	1,530	1,370
Principal Life Global Funding 1.250% due 06/23/2025	1,000	910
Prologis LP 4.375% due 02/01/2029	800	765
Protective Life Global Funding
1.170% due 07/15/2025	1,500	1,352
1.737% due 09/21/2030	4,800	3,665
Rayonier LP 2.750% due 05/17/2031	4,873	3,927
Regency Centers LP 2.950% due 09/15/2029	1,800	1,514
Rexford Industrial Realty LP 2.125% due 12/01/2030	200	157
Sabra Health Care LP
3.200% due 12/01/2031	2,950	2,202
3.900% due 10/15/2029	2,300	1,929
Santander Holdings USA, Inc.
3.244% due 10/05/2026	8,220	7,640
3.450% due 06/02/2025	6,500	6,200
5.807% due 09/09/2026 •	500	497
Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •	3,000	2,325
3.373% due 01/05/2024 •	800	800
3.823% due 11/03/2028 •	500	448
4.750% due 09/15/2025	3,800	3,624
4.796% due 11/15/2024 •	1,100	1,082
Santander U.K. PLC
2.875% due 06/18/2024	5,500	5,314
5.000% due 11/07/2023	573	575
SBA Tower Trust 1.631% due 05/15/2051	15,600	13,272
Sberbank of Russia Via SB Capital SA 5.250% due 05/23/2023 ^(b)(f)	1,100	148
SMBC Aviation Capital Finance DAC
3.550% due 04/15/2024	4,955	4,792
4.125% due 07/15/2023	4,200	4,157
Societe Generale SA
1.792% due 06/09/2027 •	9,800	8,443
4.934% (SOFRRATE + 1.050%) due 01/21/2026 ~	1,200	1,159
6.221% due 06/15/2033 •	4,500	4,221
Spirit Realty LP
2.100% due 03/15/2028	5,100	4,167
3.200% due 02/15/2031	1,300	1,041
4.000% due 07/15/2029	1,700	1,479
Standard Chartered PLC
0.991% due 01/12/2025 •	6,500	6,144
2.678% due 06/29/2032 •	200	151
Stellantis Finance U.S., Inc. 1.711% due 01/29/2027	2,500	2,149
Stifel Financial Corp. 4.000% due 05/15/2030	100	87
STORE Capital Corp.
2.750% due 11/18/2030	1,000	770
4.625% due 03/15/2029	1,500	1,347
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025	14,300	13,043
1.902% due 09/17/2028	9,700	8,010
Sumitomo Mitsui Trust Bank Ltd. 0.800% due 09/12/2023	4,600	4,463
Sun Communities Operating LP
2.700% due 07/15/2031	100	79
4.200% due 04/15/2032	1,900	1,679
SVB Financial Group 4.345% due 04/29/2028 •	2,300	2,178
Teachers Insurance & Annuity Association of America 4.375% due 09/15/2054 •	2,800	2,680
Texas Capital Bancshares, Inc. 4.000% due 05/06/2031 •	1,040	924
Trust Fibra Uno 4.869% due 01/15/2030	4,500	3,872
Trustage Financial Group, Inc. 4.625% due 04/15/2032	9,600	8,305
UBS AG 4.475% (SOFRRATE + 0.360%) due 02/09/2024 ~	11,800	11,746
UBS Group AG
2.095% due 02/11/2032 •	200	151
2.746% due 02/11/2033 •	900	698
4.375% due 02/10/2031 •(e)	1,700	1,296
4.875% due 02/12/2027 •(e)	1,400	1,190
UDR, Inc.
3.000% due 08/15/2031	8,590	7,185
3.100% due 11/01/2034	2,200	1,673
3.200% due 01/15/2030	2,700	2,349

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

UniCredit SpA
5.459% due 06/30/2035 •	8,800	7,167
7.296% due 04/02/2034 •	6,509	5,977
7.830% due 12/04/2023	14,800	14,957
Unum Group 3.875% due 11/05/2025	4,760	4,551
Vonovia Finance BV 5.000% due 10/02/2023	6,055	5,975
WEA Finance LLC 3.750% due 09/17/2024	6,950	6,573
Wells Fargo & Co. 3.526% due 03/24/2028 •	4,300	3,990
Wells Fargo Bank NA 6.600% due 01/15/2038	720	781
Weyerhaeuser Co. 4.000% due 04/15/2030	12,500	11,411
WP Carey, Inc.
4.000% due 02/01/2025	5,200	5,071
4.250% due 10/01/2026	2,900	2,797

		1,259,245

INDUSTRIALS 26.8%
AbbVie, Inc.
2.950% due 11/21/2026	1,100	1,025
3.200% due 11/21/2029	3,480	3,145
4.050% due 11/21/2039	4,400	3,785
4.550% due 03/15/2035	1,100	1,033
Adani Transmission Step-One Ltd. 4.000% due 08/03/2026	1,600	1,429
Air Canada Pass-Through Trust 3.300% due 07/15/2031	3,817	3,268
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029	5,354	5,106
Alcon Finance Corp. 2.600% due 05/27/2030	7,700	6,559
Alibaba Group Holding Ltd.
2.125% due 02/09/2031	200	160
2.700% due 02/09/2041	700	449
3.150% due 02/09/2051	200	125
4.500% due 11/28/2034	6,750	6,083
Allegion PLC 3.500% due 10/01/2029	3,000	2,591
American Airlines Pass-Through Trust
2.875% due 01/11/2036	100	81
3.000% due 04/15/2030	4,691	4,075
3.150% due 08/15/2033	4,868	4,042
3.350% due 04/15/2031	6,959	6,025
3.375% due 11/01/2028	751	628
3.575% due 07/15/2029	1,786	1,598
3.600% due 03/22/2029	3,937	3,539
3.700% due 04/01/2028	432	373
Amgen, Inc. 4.050% due 08/18/2029	400	375
AP Moller - Maersk AS 3.875% due 09/28/2025	1,430	1,380
Arrow Electronics, Inc. 4.500% due 03/01/2023	9,220	9,201
Ashtead Capital, Inc. 4.000% due 05/01/2028	4,000	3,654
Bacardi Ltd.
4.450% due 05/15/2025	9,100	8,838
5.150% due 05/15/2038	200	182
BAE Systems PLC 3.400% due 04/15/2030	800	708
BAT International Finance PLC 1.668% due 03/25/2026	900	798
Baxter International, Inc.
1.322% due 11/29/2024	2,500	2,329
2.272% due 12/01/2028	700	598
Bayer U.S. Finance LLC
3.875% due 12/15/2023	1,900	1,873
4.250% due 12/15/2025	7,500	7,275
4.375% due 12/15/2028	2,300	2,164
Becton Dickinson & Co. 4.298% due 08/22/2032	1,200	1,127
Berry Global, Inc. 4.875% due 07/15/2026	14,400	13,897
Boardwalk Pipelines LP 3.600% due 09/01/2032	700	581
Boeing Co.
1.875% due 06/15/2023	2,125	2,093
2.196% due 02/04/2026	23,400	21,286
2.800% due 03/01/2024	1,080	1,048
2.950% due 02/01/2030	300	255
5.705% due 05/01/2040	4,500	4,310

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

5.930% due 05/01/2060	10,000	9,163
British Airways Pass-Through Trust
2.900% due 09/15/2036	98	80
3.300% due 06/15/2034	89	76
3.350% due 12/15/2030	4,075	3,527
3.800% due 03/20/2033	1,511	1,365
4.125% due 03/20/2033	1,881	1,570
4.250% due 05/15/2034	269	241
Broadcom, Inc.
2.450% due 02/15/2031	37,220	29,402
2.600% due 02/15/2033	9,200	6,930
3.419% due 04/15/2033	7,343	5,907
3.469% due 04/15/2034	20,567	16,468
4.150% due 11/15/2030	7,422	6,669
4.300% due 11/15/2032	8,002	7,075
4.926% due 05/15/2037	13,049	11,430
Cameron LNG LLC 3.402% due 01/15/2038	100	82
CDW LLC 2.670% due 12/01/2026	2,500	2,224
CGI, Inc.
1.450% due 09/14/2026	9,500	8,414
2.300% due 09/14/2031	100	76
Charter Communications Operating LLC
3.500% due 06/01/2041	8,500	5,566
3.850% due 04/01/2061	500	291
3.900% due 06/01/2052	8,600	5,431
5.125% due 07/01/2049	2,000	1,520
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029	700	634
5.875% due 03/31/2025	1,400	1,409
Constellation Brands, Inc.
2.250% due 08/01/2031	100	80
4.750% due 11/15/2024	900	894
Continental Resources, Inc. 5.750% due 01/15/2031	1,000	933
CoStar Group, Inc. 2.800% due 07/15/2030	3,000	2,457
Cox Communications, Inc.
1.800% due 10/01/2030	4,400	3,356
3.150% due 08/15/2024	552	532
3.500% due 08/15/2027	300	279
Crown Castle Towers LLC 4.241% due 07/15/2048	900	820
CVS Pass-Through Trust 7.507% due 01/10/2032	1,308	1,361
DAE Funding LLC
2.625% due 03/20/2025	4,200	3,935
3.375% due 03/20/2028	400	356
Daimler Trucks Finance North America LLC
1.625% due 12/13/2024	2,000	1,858
4.918% (SOFRRATE + 0.600%) due 12/14/2023 ~	7,000	6,959
DCP Midstream Operating LP
3.250% due 02/15/2032	3,700	3,066
5.375% due 07/15/2025	15,150	15,034
5.600% due 04/01/2044	1,070	1,000
Dell International LLC
5.450% due 06/15/2023	73	73
6.100% due 07/15/2027	855	880
8.350% due 07/15/2046	124	142
Delta Air Lines, Inc.
2.900% due 10/28/2024	11,345	10,766
3.750% due 10/28/2029	6,500	5,414
7.375% due 01/15/2026	1,104	1,130
Devon Energy Corp. 5.250% due 09/15/2024	6,300	6,309
Diageo Capital PLC 3.500% due 09/18/2023	3,750	3,714
Ecopetrol SA 4.625% due 11/02/2031	100	77
Energy Transfer LP
4.900% due 03/15/2035	50	45
5.750% due 02/15/2033	1,800	1,765
5.950% due 12/01/2025	1,100	1,117
7.600% due 02/01/2024	7,900	8,034
Eni SpA 4.000% due 09/12/2023	1,500	1,479
EQM Midstream Partners LP 4.000% due 08/01/2024	898	864
Expedia Group, Inc.
2.950% due 03/15/2031	2,116	1,707
3.250% due 02/15/2030	3,000	2,551
6.250% due 05/01/2025	12,213	12,326
Experian Finance PLC 2.750% due 03/08/2030	500	415

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

FactSet Research Systems, Inc.
2.900% due 03/01/2027	2,500	2,273
3.450% due 03/01/2032	500	421
Ferguson Finance PLC 3.250% due 06/02/2030	1,100	935
Flex Intermediate Holdco LLC 3.363% due 06/30/2031	9,700	7,594
Flex Ltd. 3.750% due 02/01/2026	1,066	1,008
Fresenius Medical Care U.S. Finance, Inc.
1.875% due 12/01/2026	8,500	7,219
2.375% due 02/16/2031	200	147
Georgia-Pacific LLC
3.600% due 03/01/2025	600	581
8.000% due 01/15/2024	200	206
GSK Consumer Healthcare Capital U.S. LLC 3.375% due 03/24/2027	3,250	3,030
GTL Trade Finance, Inc. 7.250% due 04/16/2044 (i)	500	568
HCA, Inc.
3.500% due 09/01/2030	5,000	4,324
5.500% due 06/15/2047	100	89
HF Sinclair Corp.
2.625% due 10/01/2023	7,200	7,052
5.875% due 04/01/2026	4,500	4,509
Humana, Inc. 5.875% due 03/01/2033	2,100	2,175
Hyatt Hotels Corp.
1.800% due 10/01/2024	9,900	9,283
6.000% due 04/23/2030	7,100	6,962
Hyundai Capital America
0.875% due 06/14/2024	500	467
1.500% due 06/15/2026	2,000	1,735
Imperial Brands Finance PLC
3.125% due 07/26/2024	9,330	8,925
4.250% due 07/21/2025	4,174	3,990
Infor, Inc. 1.750% due 07/15/2025	3,800	3,437
JetBlue Pass-Through Trust 2.750% due 11/15/2033	2,251	1,853
Kaiser Foundation Hospitals 2.810% due 06/01/2041	100	73
Kinder Morgan, Inc. 8.050% due 10/15/2030	7,150	7,775
Las Vegas Sands Corp.
2.900% due 06/25/2025	900	828
3.200% due 08/08/2024	19,150	18,112
Level 3 Financing, Inc. 3.400% due 03/01/2027	5,575	4,721
Marriott International, Inc.
4.150% due 12/01/2023	12,000	11,876
4.625% due 06/15/2030	3,900	3,649
MDC Holdings, Inc. 3.966% due 08/06/2061	200	112
Microchip Technology, Inc. 0.983% due 09/01/2024	300	278
Mileage Plus Holdings LLC 6.500% due 06/20/2027	5,940	5,919
MMK International Capital DAC 4.375% due 06/13/2024 ^(b)	1,400	490
Moody's Corp.
3.250% due 05/20/2050	600	417
4.875% due 02/15/2024	525	524
National Fuel Gas Co. 2.950% due 03/01/2031	1,600	1,257
Netflix, Inc.
4.375% due 11/15/2026	3,700	3,568
4.875% due 04/15/2028	2,800	2,710
4.875% due 06/15/2030	3,000	2,803
5.375% due 11/15/2029	3,525	3,425
5.875% due 11/15/2028	700	711
Newcrest Finance Pty. Ltd. 5.750% due 11/15/2041	100	92
Nissan Motor Co. Ltd.
3.043% due 09/15/2023	6,690	6,557
4.345% due 09/17/2027	8,400	7,630
4.810% due 09/17/2030	15,438	13,136
Norfolk Southern Corp. 4.100% due 05/15/2121	100	70
Northern Natural Gas Co.
4.100% due 09/15/2042	580	441
4.300% due 01/15/2049	200	160
Northwest Pipeline LLC 4.000% due 04/01/2027	5,770	5,464
NVR, Inc. 3.000% due 05/15/2030	2,760	2,323

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

NXP BV 5.000% due 01/15/2033	700	663
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/30/2023 (c)(e)	408	1
ONEOK Partners LP 4.900% due 03/15/2025	800	789
Oracle Corp. 1.650% due 03/25/2026 (g)	6,800	6,095
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028	900	799
Packaging Corp. of America 3.650% due 09/15/2024	400	390
Penske Truck Leasing Co. LP 3.950% due 03/10/2025	4,550	4,387
Phosagro OAO Via Phosagro Bond Funding DAC 3.949% due 04/24/2023 ^(b)	1,500	1,162
Prosus NV 3.680% due 01/21/2030	1,700	1,417
PulteGroup, Inc. 6.375% due 05/15/2033	100	100
Quanta Services, Inc. 2.900% due 10/01/2030	200	165
QVC, Inc. 5.450% due 08/15/2034	260	136
RELX Capital, Inc.
3.000% due 05/22/2030	100	85
4.750% due 05/20/2032	800	771
Renesas Electronics Corp. 1.543% due 11/26/2024	5,600	5,138
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	700	659
4.500% due 05/15/2030	15,700	14,590
5.625% due 03/01/2025	3,667	3,675
5.750% due 05/15/2024	4,770	4,774
5.875% due 06/30/2026	10,400	10,535
Sands China Ltd.
2.800% due 03/08/2027	3,300	2,831
3.350% due 03/08/2029	4,500	3,682
3.750% due 08/08/2031	3,600	2,838
4.300% due 01/08/2026	2,000	1,848
4.875% due 06/18/2030	3,100	2,728
5.625% due 08/08/2025	3,100	2,968
5.900% due 08/08/2028	4,300	4,032
Santos Finance Ltd. 3.649% due 04/29/2031	5,700	4,536
Skyworks Solutions, Inc. 1.800% due 06/01/2026	2,400	2,112
Southern Co.
3.700% due 04/30/2030	7,800	7,058
4.250% due 07/01/2036	100	88
Spectra Energy Partners LP 3.375% due 10/15/2026	3,598	3,353
Spirit AeroSystems, Inc. 3.850% due 06/15/2026	200	181
Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031	2,940	2,387
4.100% due 10/01/2029	122	109
Sprint Spectrum Co. LLC 4.738% due 09/20/2029	619	612
Suntory Holdings Ltd. 2.250% due 10/16/2024	3,500	3,284
Syngenta Finance NV
4.441% due 04/24/2023	4,725	4,704
4.892% due 04/24/2025	4,469	4,332
T-Mobile USA, Inc.
2.250% due 11/15/2031	10,000	7,891
2.400% due 03/15/2029	4,300	3,637
2.700% due 03/15/2032	7,900	6,404
3.875% due 04/15/2030	14,800	13,441
4.500% due 04/15/2050	700	579
TD SYNNEX Corp.
1.250% due 08/09/2024	16,000	14,869
1.750% due 08/09/2026	7,225	6,150
2.375% due 08/09/2028	100	81
Tencent Holdings Ltd.
2.880% due 04/22/2031	1,700	1,417
3.595% due 01/19/2028	3,900	3,581
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030	5,000	4,199
Textron, Inc. 3.375% due 03/01/2028	1,500	1,367
Time Warner Cable LLC
6.550% due 05/01/2037	1,900	1,816
6.750% due 06/15/2039	1,200	1,141
Tyson Foods, Inc. 3.900% due 09/28/2023	1,200	1,189

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

U.S. Airways Pass-Through Trust 7.125% due 04/22/2025	769	774
United Airlines Pass-Through Trust
2.700% due 11/01/2033	3,328	2,695
2.875% due 04/07/2030	662	564
2.900% due 11/01/2029	3,001	2,415
3.500% due 09/01/2031	629	544
4.000% due 10/11/2027	706	657
4.150% due 10/11/2025	3,479	3,372
4.150% due 02/25/2033	1,469	1,304
4.300% due 02/15/2027	724	674
5.875% due 04/15/2029	10,907	10,769
VMware, Inc.
1.400% due 08/15/2026	3,700	3,230
4.700% due 05/15/2030	5,780	5,390
Warnermedia Holdings, Inc. 4.279% due 03/15/2032	7,450	6,156
Weir Group PLC 2.200% due 05/13/2026	20,300	18,027
Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025	3,677	3,465
4.950% due 09/15/2028	8,003	7,699
Woodside Finance Ltd.
3.650% due 03/05/2025	1,300	1,249
3.700% due 09/15/2026	2,500	2,341
Wyeth LLC 7.250% due 03/01/2023	8,000	8,032
Yale University 1.482% due 04/15/2030	2,000	1,606
Yara International ASA
3.148% due 06/04/2030	810	651
3.800% due 06/06/2026	3,600	3,323
4.750% due 06/01/2028	2,700	2,488

		815,474

UTILITIES 9.8%
AES Corp.
3.300% due 07/15/2025	2,000	1,889
3.950% due 07/15/2030	2,000	1,773
American Transmission Systems, Inc. 2.650% due 01/15/2032	2,200	1,811
AT&T, Inc.
3.800% due 12/01/2057	407	283
4.300% due 02/15/2030	3,000	2,832
Avangrid, Inc. 3.800% due 06/01/2029	800	729
Baltimore Gas & Electric Co. 2.400% due 08/15/2026	5,900	5,448
Black Hills Corp. 2.500% due 06/15/2030	2,200	1,771
Boston Gas Co. 4.487% due 02/15/2042	1,400	1,179
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030	300	281
Duke Energy Corp.
3.250% due 01/15/2082 •	1,002	733
3.950% due 10/15/2023	500	495
Duke Energy Ohio, Inc. 6.900% due 06/01/2025	5,221	5,447
Edison International 6.950% due 11/15/2029	2,500	2,617
EDP Finance BV 6.300% due 10/11/2027	3,700	3,812
Electricite de France SA 6.950% due 01/26/2039	1,400	1,452
Enel Finance America LLC 7.100% due 10/14/2027	1,200	1,243
Enel Finance International NV
1.375% due 07/12/2026	7,200	6,213
2.650% due 09/10/2024	1,960	1,877
4.750% due 05/25/2047	200	158
Entergy Corp.
1.900% due 06/15/2028	9,900	8,387
2.400% due 06/15/2031	3,500	2,789
3.750% due 06/15/2050	2,900	2,149
Exelon Corp. 3.400% due 04/15/2026	700	665
Fells Point Funding Trust 3.046% due 01/31/2027	3,400	3,099
FirstEnergy Transmission LLC 2.866% due 09/15/2028	8,300	7,258
Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029	13,200	9,175
3.000% due 06/29/2027	7,300	5,219

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

IPALCO Enterprises, Inc.
3.700% due 09/01/2024	506	491
4.250% due 05/01/2030	3,787	3,373
Jersey Central Power & Light Co. 4.300% due 01/15/2026	8,684	8,397
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028	400	377
Midwest Connector Capital Co. LLC
3.900% due 04/01/2024	3,616	3,503
4.625% due 04/01/2029	1,200	1,087
Mississippi Power Co. 3.950% due 03/30/2028	100	94
Monongahela Power Co. 3.550% due 05/15/2027	3,195	3,008
National Rural Utilities Cooperative Finance Corp. 5.450% due 10/30/2025	5,313	5,382
New York State Electric & Gas Corp. 3.300% due 09/15/2049	200	135
NGPL PipeCo LLC 4.875% due 08/15/2027	1,295	1,232
Niagara Mohawk Power Corp.
3.508% due 10/01/2024	10,000	9,614
4.278% due 12/15/2028	5,000	4,619
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(a)	3,564	953
Ohio Edison Co. 6.875% due 07/15/2036	1,100	1,192
ONEOK, Inc.
2.750% due 09/01/2024	4,000	3,832
4.550% due 07/15/2028	900	851
6.000% due 06/15/2035	100	96
6.100% due 11/15/2032	4,500	4,514
Pacific Gas & Electric Co.
2.100% due 08/01/2027	3,700	3,166
2.950% due 03/01/2026	3,800	3,487
3.000% due 06/15/2028	9,500	8,231
3.150% due 01/01/2026	2,400	2,233
3.250% due 06/15/2023	1,000	989
3.250% due 06/01/2031	3,500	2,853
3.300% due 12/01/2027	1,500	1,326
3.400% due 08/15/2024	3,800	3,649
3.450% due 07/01/2025	9,765	9,253
3.500% due 06/15/2025	20,300	19,171
3.750% due 02/15/2024	12,900	12,639
3.750% due 07/01/2028	3,015	2,680
3.850% due 11/15/2023	7,347	7,245
4.200% due 03/01/2029	10,000	8,950
4.250% due 08/01/2023	16,703	16,621
4.500% due 12/15/2041	4,969	3,526
4.550% due 07/01/2030	503	457
4.650% due 08/01/2028	400	369
4.950% due 06/08/2025	3,400	3,351
5.450% due 06/15/2027	2,500	2,469
Public Service Co. of Oklahoma 6.625% due 11/15/2037	2,200	2,316
Rio Oil Finance Trust
9.250% due 07/06/2024	502	510
9.750% due 01/06/2027	901	937
San Diego Gas & Electric Co. 3.000% due 03/15/2032	3,000	2,572
Sempra Energy
4.125% due 04/01/2052 •	1,200	935
6.000% due 10/15/2039	800	812
Southern California Edison Co.
0.700% due 08/01/2023	10,100	9,841
2.850% due 08/01/2029	2,000	1,742
3.400% due 06/01/2023	100	99
3.900% due 12/01/2041	400	302
4.875% due 03/01/2049	4,277	3,783
4.963% (SOFRRATE + 0.640%) due 04/03/2023 ~	1,820	1,817
5.153% (SOFRRATE + 0.830%) due 04/01/2024 ~	2,700	2,681
5.850% due 11/01/2027	4,900	5,052
5.950% due 11/01/2032	3,200	3,391
6.650% due 04/01/2029	4,500	4,652
Southern California Gas Co. 3.950% due 02/15/2050	2,100	1,640
Southern Co. Gas Capital Corp. 4.400% due 05/30/2047	300	239
System Energy Resources, Inc. 2.140% due 12/09/2025	3,300	3,022
Toledo Edison Co. 2.650% due 05/01/2028	2,833	2,480
Trans-Allegheny Interstate Line Co. 3.850% due 06/01/2025	400	386
Verizon Communications, Inc.
2.850% due 09/03/2041	150	104

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

2.987% due 10/30/2056	669	411
4.823% (SOFRRATE + 0.500%) due 03/22/2024 ~	500	496
Xcel Energy, Inc. 3.400% due 06/01/2030	1,100	984

		297,403

Total Corporate Bonds & Notes (Cost $2,637,348)		2,372,122

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Southwest Airlines Co. 1.250% due 05/01/2025	1,000	1,205

Total Convertible Bonds & Notes (Cost $1,247)		1,205

MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.1%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010 7.046% due 12/01/2044	100	121
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.618% due 08/01/2040	100	123
Los Angeles Department of Water & Power System, California Revenue Bonds, (BABs), Series 2009 6.008% due 07/01/2039	600	649
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	300	332
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	300	364

		1,589

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	8,349	9,035

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040	625	674

MASSACHUSETTS 0.0%
Massachusetts School Building Authority Revenue Bonds, Series 2010 5.468% due 06/15/2027	300	305

NEW YORK 0.0%
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009 5.770% due 03/15/2039	300	308

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 8.084% due 02/15/2050	6,210	8,008

Total Municipal Bonds & Notes (Cost $23,130)		19,919

U.S. GOVERNMENT AGENCIES 6.2%
Ginnie Mae 8.500% due 08/15/2030	6	7
Uniform Mortgage-Backed Security
3.500% due 08/01/2047 - 08/01/2048	3,190	2,954
4.000% due 08/01/2049	951	903
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2053	42,500	37,341
4.000% due 02/01/2053 - 03/01/2053	138,450	129,910
5.000% due 01/01/2053 - 02/01/2053	17,500	17,246

Total U.S. Government Agencies (Cost $190,463)		188,361

U.S. TREASURY OBLIGATIONS 5.3%
U.S. Treasury Bonds
1.750% due 08/15/2041	7,100	4,862
2.250% due 02/15/2052	19,200	13,359
2.875% due 05/15/2052	1,557	1,248
3.000% due 11/15/2044	18,813	15,544
3.250% due 05/15/2042	8,900	7,807
3.375% due 08/15/2042	33,300	29,773
U.S. Treasury Notes
0.125% due 08/31/2023 (k)(m)	90,000	87,285

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

Total U.S. Treasury Obligations (Cost $167,201)		159,878

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
DC Office Trust 2.965% due 09/15/2045	10,500	8,378
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~	304	286
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	5,883	5,494
Structured Asset Mortgage Investments Trust 5.039% due 03/19/2034 ~	269	245

Total Non-Agency Mortgage-Backed Securities (Cost $17,267)		14,403

ASSET-BACKED SECURITIES 0.3%
BPCRE Holder LLC 6.725% due 01/16/2037 •	3,000	2,961
MF1 Ltd. 5.176% due 02/19/2037 ~	3,000	2,890
RBSSP Resecuritization Trust 4.176% due 11/26/2036 ~	286	279
Start Ltd. 4.089% due 03/15/2044	491	419
Vertical Bridge Holdings LLC 2.636% due 09/15/2050	4,200	3,752

Total Asset-Backed Securities (Cost $10,778)		10,301

SOVEREIGN ISSUES 0.7%
Emirate of Abu Dhabi Government International Bond 3.125% due 04/16/2030	2,500	2,326
Qatar Government International Bond 3.750% due 04/16/2030	4,300	4,174
Russia Government International Bond
4.250% due 06/23/2027 ^(b)	1,000	350
4.750% due 05/27/2026 ^(b)	1,400	490
5.250% due 06/23/2047 ^(b)	2,000	740
5.625% due 04/04/2042 ^(b)	400	254
5.875% due 09/16/2043 ^(b)	200	119
Saudi Government International Bond 2.250% due 02/02/2033	9,300	7,572
South Africa Government International Bond 4.850% due 09/30/2029	6,000	5,370

Total Sovereign Issues (Cost $24,821)		21,395

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Wells Fargo & Co. 7.500%	13,190	15,630

Total Convertible Preferred Securities (Cost $10,405)		15,630

PREFERRED SECURITIES 4.7%
BANKING & FINANCE 4.5%
AGFC Capital Trust 5.829% (US0003M + 1.750%) due 01/15/2067 ~	3,080,000	1,727
American Express Co. 3.550% due 09/15/2026 •(e)	2,400,000	1,976
Bank of America Corp.
4.375% due 01/27/2027 •(e)	6,700,000	5,712
5.125% due 06/20/2024 •(e)	8,900,000	8,310
5.875% due 03/15/2028 •(e)	21,585,000	19,141
6.125% due 04/27/2027 •(e)	4,000,000	3,916
Capital One Financial Corp. 3.950% due 09/01/2026 •(e)	4,900,000	3,870
Charles Schwab Corp.
4.000% due 12/01/2030 •(e)	10,100,000	8,051
5.000% due 12/01/2027 •(e)	700,000	586
5.375% due 06/01/2025 •(e)	1,800,000	1,767
Citigroup, Inc.
3.875% due 02/18/2026 •(e)	12,500,000	10,701
4.000% due 12/10/2025 •(e)	2,700,000	2,360
CoBank ACB
4.250% due 01/01/2027 •(e)	4,200,000	3,588
6.200% (US0003M + 3.744%) due 01/01/2025 ~(e)	30,000	2,888
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 •(e)	2,000,000	1,605

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

HSBC Capital Funding LP 10.176% due 06/30/2030 •(e)	4,850,000	5,844
JPMorgan Chase & Co.
3.650% due 06/01/2026 •(e)	6,400,000	5,456
4.000% due 04/01/2025 •(e)	11,800,000	10,100
4.200% due 09/01/2026 (e)	250,000	4,363
4.600% due 02/01/2025 •(e)	4,400,000	3,921
4.625% due 06/01/2026 (e)	110,000	2,072
5.000% due 08/01/2024 •(e)	6,200,000	5,714
PNC Financial Services Group, Inc. 3.400% due 09/15/2026 •(e)	2,900,000	2,300
State Street Corp. 5.625% due 12/15/2023 •(e)	1,900,000	1,766
SVB Financial Group 4.100% due 02/15/2031 •(e)	5,700,000	3,319
Truist Financial Corp. 5.100% due 03/01/2030 •(e)	3,600,000	3,351
USB Capital 5.099% due 01/30/2023 •(e)	14,250,000	11,267

		135,671

INDUSTRIALS 0.2%
General Electric Co. 8.099% (US0003M + 3.330%) due 03/15/2023 ~(e)	5,700,000	5,654

Total Preferred Securities (Cost $165,090)		141,325

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.0%
COMMERCIAL PAPER 0.9%
American Electric Power Co., Inc. 4.800% due 01/04/2023	$5,900	5,896
Crown Castle, Inc. 5.100% due 01/05/2023	14,000	13,989
Enbridge (US), Inc. 4.750% due 01/09/2023	500	499
Tampa Electric Co. 4.800% due 01/12/2023	4,500	4,493
Vodafone Group PLC 4.600% due 01/05/2023	3,700	3,697

		28,574

REPURCHASE AGREEMENTS (h) 0.1%		3,316

U.S. TREASURY BILLS 0.0%
3.323% due 01/10/2023 (c)(d)(m)	747	746

Total Short-Term Instruments (Cost $32,652)		32,636

Total Investments in Securities (Cost $3,294,107)		2,990,086

	SHARES
INVESTMENTS IN AFFILIATES 4.2%
SHORT-TERM INSTRUMENTS 4.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.2%
PIMCO Short-Term Floating NAV Portfolio III	13,061,522	126,906

Total Short-Term Instruments (Cost $126,853)		126,906

Total Investments in Affiliates (Cost $126,853)		126,906

Total Investments 102.6% (Cost $3,420,960)		$3,116,992
Financial Derivative Instruments (j)(l) (0.0)%(Cost or Premiums, net $4,314)		(1,047)
Other Assets and Liabilities, net (2.6)%		(77,110)

Net Assets 100.0%		$3,038,835

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Payment in-kind security.
(b)								Security is not accruing income as of the date of this report.
(c)								Zero coupon security.
(d)								Coupon represents a yield to maturity.
(e)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)								Contingent convertible security.
(g)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.				3.057%	01/25/2033	10/19/2022		$3,845	$4,048	0.13%
Citigroup, Inc.				6.270	11/17/2033	11/09/2022		4,600	4,760	0.16
Oracle Corp.				1.650	03/25/2026	03/22/2021		6,798	6,095	0.20

								$15,243	$14,903	0.49%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$3,316	U.S. Treasury Bills 0.000% due 06/29/2023			$(3,383)	$3,316	$3,316

Total Repurchase Agreements								$(3,383)	$3,316	$3,316

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

NOM				2.250%	12/16/2022	TBD(3)		$(558)		$(558)

Total Reverse Repurchase Agreements										$(558)

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.5)%
Uniform Mortgage-Backed Security, TBA						2.000%	01/01/2053	$16,900	$(13,674)	$(13,755)

Total Short Sales (0.5)%									$(13,674)	$(13,755)

(i)								Securities with an aggregate market value of $568 have been pledged as collateral under the terms of master agreements as of December 31, 2022.
(1)								Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(6,210) at a weighted average interest rate of 0.298%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)								Open maturity reverse repurchase agreement.
(j)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract December Futures				03/2024	127	$30,312	$59		$0	$(14)
3-Month SOFR Active Contract March Futures				06/2023	127	30,189	(1)		0	(8)

Total Futures Contracts							$58		$0	$(22)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Citigroup, Inc.	(1.000)%	Quarterly	12/20/2032	1.236%	$5,000	$204	$(115)	$89	$0	$0
ConocoPhillips	(1.000)	Quarterly	12/20/2024	0.293	2,500	0	(34)	(34)	0	0
JPMorgan Chase & Co.	(1.000)	Quarterly	12/20/2032	1.050	7,500	161	(134)	27	3	0

						$365	$(283)	$82	$3	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	06/20/2026	1.034%	$5,000	$1,022	$(381)	$641	$0	$(2)
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.956	2,500	(15)	21	6	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2024	0.901	5,800	24	(14)	10	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.918	16,200	206	(175)	31	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2025	0.947	1,770	(45)	48	3	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.998	10,700	206	(201)	5	0	(2)
Boeing Co.	1.000	Quarterly	06/20/2023	0.709	700	6	(5)	1	0	0
Boeing Co.	1.000	Quarterly	12/20/2023	0.847	2,500	(14)	19	5	0	0
Boeing Co.	1.000	Quarterly	12/20/2024	1.077	9,900	(174)	164	(10)	0	(1)
Boeing Co.	1.000	Quarterly	06/20/2026	1.265	800	(6)	0	(6)	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.297	17,300	(84)	(92)	(176)	7	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	2.093	2,800	378	(296)	82	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.801	61,400	473	(58)	415	0	(31)
General Electric Co.	1.000	Quarterly	12/20/2026	0.870	7,800	92	(52)	40	1	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.964	9,600	1,878	(836)	1,042	2	0
Lennar Corp.	5.000	Quarterly	12/20/2026	1.196	4,200	867	(286)	581	3	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.369	17,700	302	(84)	218	3	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.572	2,600	59	(22)	37	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.979	2,400	54	(52)	2	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	1.009	5,200	121	(121)	0	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	1.123	1,400	(16)	9	(7)	0	0

						$5,334	$(2,414)	$2,920	$18	$(38)

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-39 5-Year Index	1.000%	Quarterly	12/20/2027	$10,000	$45	$38	$83	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.050%	Annual	12/14/2052	$9,300	$(56)	$348	$292	$44	$0
Pay	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023	297,200	(602)	(10,397)	(10,999)	0	(171)

$(658)	$(10,049)	$(10,707)	$44	$(171)

Total Swap Agreements	$5,086	$(12,708)	$(7,622)	$65	$(209)

(k)

Securities with an aggregate market value of $3,424 and cash of $65,321 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.870%	01/23/2023	1,700	$(13)	$(5)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.320	01/23/2023	1,700	(13)	(21)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.900	01/17/2023	3,000	(12)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	01/17/2023	3,000	(12)	(50)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.610	01/17/2023	1,500	(14)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.110	01/17/2023	1,500	(14)	(43)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	01/12/2023	3,800	(21)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	01/12/2023	3,800	(21)	(32)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.740	01/19/2023	1,400	(12)	(1)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.180	01/19/2023	1,400	(12)	(31)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.070	01/23/2023	3,100	(15)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.520	01/23/2023	3,100	(15)	(37)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	01/17/2023	1,500	(12)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	01/17/2023	1,500	(11)	(55)

$(197)	$(279)

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description			Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)		Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053			$101.891	01/05/2023		2,400	$(7)		$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053			99.813	02/06/2023		3,400	(23)		(22)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053			101.813	02/06/2023		3,400	(21)		(7)
JPM	Put - OTC Fannie Mae 4.500% due 03/01/2053			97.000	03/06/2023		6,700	(58)		(103)
	Put - OTC Fannie Mae 5.000% due 03/01/2053			98.766	03/06/2023		1,600	(13)		(22)
	Call - OTC Fannie Mae 5.000% due 03/01/2053			100.766	03/06/2023		1,600	(11)		(5)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053			101.859	01/05/2023		2,900	(9)		0

								$(142)		$(159)

Total Written Options								$(339)		$(438)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2024	0.239%	$2,000	$(42)	$65	$23	$0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.806	2,000	(32)	42	10	0
BRC	Huarong Finance Co. Ltd.	1.000	Quarterly	12/20/2024	2.588	1,200	(43)	9	0	(34)
	Italy Government International Bond	1.000	Quarterly	06/20/2024	0.239	1,900	(41)	62	21	0
	Italy Government International Bond	1.000	Quarterly	12/20/2024	0.272	4,500	13	51	64	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.500	1,400	30	(10)	20	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.462	1,800	(18)	37	19	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.304	600	(23)	20	0	(3)
FBF	Italy Government International Bond	1.000	Quarterly	12/20/2024	0.272	2,000	5	23	28	0
GST	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.336	500	(5)	7	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.640	400	(3)	6	3	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.304	2,000	(80)	69	0	(11)
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.480	1,600	(25)	34	9	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.588	300	(4)	6	2	0
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.480	600	(12)	15	3	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.961	200	(2)	2	0	0
	Nissan Motor Acceptance Co. LLC	1.000	Quarterly	12/20/2026	2.446	11,400	(145)	(427)	0	(572)
MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	1.616	1,400	0	(19)	0	(19)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.640	300	(3)	5	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.048	500	1	(2)	0	(1)
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.191	1,200	(4)	(5)	0	(9)

Total Swap Agreements							$(433)	$(10)	$206	$(649)

(m)

Securities with an aggregate market value of $896 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)								Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$6,469	$6,442	$12,911
Corporate Bonds & Notes
Banking & Finance	0	1,259,245	0	1,259,245
Industrials	0	815,474	0	815,474
Utilities	0	297,403	0	297,403
Convertible Bonds & Notes
Industrials	0	1,205	0	1,205
Municipal Bonds & Notes
California	0	1,589	0	1,589
Georgia	0	9,035	0	9,035
Illinois	0	674	0	674
Massachusetts	0	305	0	305
New York	0	308	0	308
Ohio	0	8,008	0	8,008
U.S. Government Agencies	0	188,361	0	188,361
U.S. Treasury Obligations	0	159,878	0	159,878
Non-Agency Mortgage-Backed Securities	0	14,403	0	14,403
Asset-Backed Securities	0	10,301	0	10,301
Sovereign Issues	0	21,395	0	21,395
Convertible Preferred Securities
Banking & Finance	15,630	0	0	15,630
Preferred Securities
Banking & Finance	6,435	129,236	0	135,671
Industrials	0	5,654	0	5,654
Short-Term Instruments
Commercial Paper	0	28,574	0	28,574
Repurchase Agreements	0	3,316	0	3,316
U.S. Treasury Bills	0	746	0	746

	$22,065	$2,961,579	$6,442	$2,990,086
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$126,906	$0	$0	$126,906

Total Investments	$148,971	$2,961,579	$6,442	$3,116,992

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(13,755)	$0	$(13,755)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	65	0	65
Over the counter	0	206	0	206

	$0	$271	$0	$271
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(231)	0	(231)
Over the counter	0	(1,087)	0	(1,087)

	$0	$(1,318)	$0	$(1,318)

Total Financial Derivative Instruments	$0	$(1,047)	$0	$(1,047)

Totals	$148,971	$2,946,777	$6,442	$3,102,190

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 120.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.1%
Avolon TLB Borrower 1 (U.S.) LLC 6.603% (LIBOR01M + 2.250%) due 12/01/2027 ~	$3,742	$3,741
Carnival Corp. 7.384% (LIBOR01M + 3.000%) due 06/30/2025 ~	8,482	8,157
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~	42,102	38,102
Catalent Pharma Solutions, Inc. 6.375% (LIBOR01M + 2.000%) due 02/22/2028 ~	1,975	1,948
CenturyLink, Inc. 6.634% (LIBOR01M + 2.250%) due 03/15/2027 ~	16,751	15,939
Charter Communications Operating LLC TBD% - 6.140% (LIBOR01M + 1.750%) due 02/01/2027 ~	56,320	55,081
Citadel Securities LP 6.823% due 02/02/2028	5,910	5,812
Delos Finance SARL 6.480% (LIBOR03M + 1.750%) due 10/06/2023 ~	17,711	17,708
DirecTV Financing LLC 9.384% (LIBOR01M + 5.000%) due 08/02/2027 ~	758	739
DT Midstream, Inc. 6.438% (LIBOR01M + 2.000%) due 06/26/2028 ~	2,356	2,363
HCA, Inc. 6.134% (LIBOR01M + 1.750%) due 06/30/2028 ~	16,745	16,755
Qatar National Bank QPSC 5.557% (LIBOR03M + 0.800%) due 11/06/2023 «~	22,400	22,316
Setanta Aircraft Leasing Designated Activity Co. 6.730% (LIBOR03M + 2.000%) due 11/05/2028 ~	25,000	24,925
SkyMiles IP Ltd. 7.993% (LIBOR03M + 3.750%) due 10/20/2027 ~	21,800	22,262
Standard Industries, Inc. 6.425% (LIBOR06M + 2.250%) due 09/22/2028 ~	9,958	9,850
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038	10,278	8,791

Total Loan Participations and Assignments (Cost $262,005)		254,489

CORPORATE BONDS & NOTES 77.9%
BANKING & FINANCE 26.3%
Accident Fund Insurance Co. of America 8.500% due 08/01/2032	103,000	105,759
AerCap Ireland Capital DAC
3.000% due 10/29/2028	22,300	18,723
3.300% due 01/30/2032	16,800	13,175
3.850% due 10/29/2041	6,200	4,405
3.875% due 01/23/2028	150	135
4.125% due 07/03/2023	8,645	8,586
4.625% due 10/15/2027	16,500	15,351
Agree LP 4.800% due 10/01/2032	5,300	4,919
AIA Group Ltd.
3.200% due 09/16/2040	3,900	2,790
3.900% due 04/06/2028	2,200	2,070
Aircastle Ltd. 2.850% due 01/26/2028	12,500	10,243
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032 (j)	13,500	10,373
3.000% due 05/18/2051	9,500	6,047
3.450% due 04/30/2025	700	678
3.550% due 03/15/2052	18,300	13,127
4.000% due 02/01/2050	13,100	9,989
4.850% due 04/15/2049	900	767
Alleghany Corp. 4.900% due 09/15/2044	5,400	4,976
Ally Financial, Inc.
2.200% due 11/02/2028	800	625
3.050% due 06/05/2023	22,600	22,348
8.000% due 11/01/2031	18,415	19,079
American Assets Trust LP 3.375% due 02/01/2031	30,500	24,261
American Financial Group, Inc. 4.500% due 06/15/2047	40,300	32,082

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

American Homes 4 Rent LP
3.375% due 07/15/2051		10,700	6,703
3.625% due 04/15/2032		21,500	18,143
4.250% due 02/15/2028		7,483	6,932
4.300% due 04/15/2052		10,700	7,889
4.900% due 02/15/2029		11,300	10,703
American International Group, Inc.
4.375% due 06/30/2050		6,200	5,277
4.750% due 04/01/2048		4,000	3,588
4.800% due 07/10/2045		1,200	1,083
American Tower Corp.
0.950% due 10/05/2030	EUR	4,300	3,534
2.100% due 06/15/2030		$17,100	13,573
2.950% due 01/15/2025		7,500	7,159
2.950% due 01/15/2051 (j)		40,000	24,932
3.100% due 06/15/2050		14,059	8,904
3.125% due 01/15/2027		16,200	14,867
3.375% due 10/15/2026		6,487	6,074
3.600% due 01/15/2028		2,250	2,072
3.700% due 10/15/2049		7,300	5,210
3.800% due 08/15/2029		61,500	55,924
3.950% due 03/15/2029		23,300	21,528
4.050% due 03/15/2032		1,300	1,163
4.400% due 02/15/2026		3,100	3,024
AmFam Holdings, Inc.
2.805% due 03/11/2031		11,960	9,322
3.833% due 03/11/2051		10,315	6,807
Antares Holdings LP
2.750% due 01/15/2027		7,700	6,178
3.750% due 07/15/2027		18,400	14,900
3.950% due 07/15/2026		4,100	3,551
Arch Capital Finance LLC 5.031% due 12/15/2046		4,100	3,549
Arch Capital Group Ltd. 3.635% due 06/30/2050		23,025	15,987
Ares Capital Corp. 3.200% due 11/15/2031		2,900	2,135
Ares Finance Co. LLC
3.250% due 06/15/2030		6,400	5,295
3.650% due 02/01/2052		5,100	3,122
4.125% due 06/30/2051 •		12,400	9,375
Arthur J Gallagher & Co. 3.500% due 05/20/2051		17,500	12,290
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		7,600	6,416
3.600% due 09/15/2051		10,300	6,746
Athene Global Funding 2.500% due 01/14/2025		3,300	3,093
Aviation Capital Group LLC
3.500% due 11/01/2027		1,900	1,663
5.500% due 12/15/2024		7,600	7,471
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027 (j)		41,354	33,115
2.875% due 02/15/2025		5,700	5,270
5.500% due 01/15/2026		15,000	14,277
AXIS Specialty Finance LLC 3.900% due 07/15/2029		4,000	3,562
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	14,500	3,567
Banco de Credito e Inversiones SA
3.500% due 10/12/2027		$9,200	8,484
4.000% due 02/11/2023		1,900	1,888
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027		5,100	4,816
Banco Santander SA
2.746% due 05/28/2025		6,600	6,183
3.306% due 06/27/2029		7,200	6,284
3.490% due 05/28/2030		5,400	4,557
4.379% due 04/12/2028		18,400	17,298
Bancolombia SA 3.000% due 01/29/2025		11,800	11,198
Bank of America Corp.
2.299% due 07/21/2032 •		12,355	9,544
2.687% due 04/22/2032 •		10,000	8,028
2.972% due 07/21/2052 •		1,700	1,069
3.194% due 07/23/2030 •		30,600	26,382
3.311% due 04/22/2042 •		8,700	6,412
3.419% due 12/20/2028 •		85,251	77,341
3.593% due 07/21/2028 •		13,900	12,818
3.974% due 02/07/2030 •		14,862	13,528
4.083% due 03/20/2051 •		2,200	1,732
4.271% due 07/23/2029 •		3,000	2,803
4.571% due 04/27/2033 •		88,000	80,743
5.015% due 07/22/2033 •		5,200	4,952
7.750% due 05/14/2038		8,700	10,153
8.050% due 06/15/2027		3,180	3,429

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

Bank of America NA 6.000% due 10/15/2036		9,200	9,436
Bank of Nova Scotia 4.900% due 06/04/2025 •(f)		6,600	6,344
Barclays PLC
3.330% due 11/24/2042 •(j)		6,000	4,117
4.337% due 01/10/2028		4,400	4,096
4.338% due 05/16/2024 •		15,000	14,898
4.375% due 01/12/2026		5,000	4,844
4.972% due 05/16/2029 •		40,987	38,566
5.088% due 06/20/2030 •		2,075	1,915
5.746% due 08/09/2033 •		2,400	2,274
7.125% due 06/15/2025 •(f)(g)	GBP	8,400	9,626
7.250% due 03/15/2023 •(f)(g)		1,300	1,557
7.437% due 11/02/2033 •		$8,500	8,932
7.750% due 09/15/2023 •(f)(g)		10,700	10,473
Berkshire Hathaway Finance Corp.
2.875% due 03/15/2032		7,900	6,866
3.850% due 03/15/2052		13,600	10,912
4.200% due 08/15/2048		13,700	12,129
4.250% due 01/15/2049		3,500	3,135
Berkshire Hathaway, Inc. 4.500% due 02/11/2043		745	700
BGC Partners, Inc.
4.375% due 12/15/2025		6,100	5,722
5.375% due 07/24/2023		20,500	20,407
Blackstone Holdings Finance Co. LLC
2.000% due 01/30/2032 (j)		7,200	5,307
2.800% due 09/30/2050		10,500	6,135
3.200% due 01/30/2052		43,000	27,615
3.500% due 09/10/2049		5,500	3,745
4.000% due 10/02/2047		8,400	6,314
Blackstone Private Credit Fund 4.700% due 03/24/2025		7,100	6,812
Blackstone Secured Lending Fund 2.750% due 09/16/2026		8,300	7,292
Block Financial LLC 2.500% due 07/15/2028		6,700	5,707
Blue Owl Finance LLC
3.125% due 06/10/2031 (j)		28,800	21,453
4.125% due 10/07/2051		10,500	6,212
4.375% due 02/15/2032		11,000	8,820
BNP Paribas SA
2.871% due 04/19/2032 •		6,200	4,863
3.052% due 01/13/2031 •		13,800	11,339
3.132% due 01/20/2033 •		39,900	31,603
5.198% due 01/10/2030 •		3,400	3,238
6.625% due 03/25/2024 •(f)		11,000	10,667
7.750% due 08/16/2029 •(f)(g)		15,000	14,850
Brighthouse Financial, Inc.
3.850% due 12/22/2051		13,100	8,318
4.700% due 06/22/2047		5,355	3,938
Brookfield Finance LLC 3.450% due 04/15/2050		19,000	12,075
Brookfield Finance, Inc.
3.500% due 03/30/2051		14,900	9,517
3.625% due 02/15/2052		33,900	22,158
4.700% due 09/20/2047		34,350	27,760
Brown & Brown, Inc.
4.500% due 03/15/2029		10,300	9,596
4.950% due 03/17/2052		14,800	12,083
Camden Property Trust 3.350% due 11/01/2049		1,400	983
Cantor Fitzgerald LP 4.500% due 04/14/2027		14,500	13,456
Capital One Financial Corp. 5.268% due 05/10/2033 •		14,800	13,789
Carlyle Finance LLC 5.650% due 09/15/2048		5,700	5,098
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		3,600	3,052
Carlyle Holdings Finance LLC 5.625% due 03/30/2043		12,213	10,926
Chubb INA Holdings, Inc.
2.850% due 12/15/2051		8,500	5,657
3.050% due 12/15/2061		17,548	11,459
CI Financial Corp.
3.200% due 12/17/2030		2,500	1,902
4.100% due 06/15/2051		38,200	22,636
Cibanco SA Ibm 4.962% due 07/18/2029		7,200	6,568
Citigroup, Inc.
2.561% due 05/01/2032 •(h)		12,500	9,898
2.572% due 06/03/2031 •(h)		4,000	3,244
3.057% due 01/25/2033 •(h)		7,500	6,072
3.200% due 10/21/2026		21,350	19,781

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

3.668% due 07/24/2028 •		17,500	16,099
3.785% due 03/17/2033 •(h)		18,500	15,873
4.075% due 04/23/2029 •		48,000	44,254
8.125% due 07/15/2039		12,866	15,877
CME Group, Inc.
2.650% due 03/15/2032		10,000	8,404
4.150% due 06/15/2048		6,100	5,423
5.300% due 09/15/2043		1,125	1,172
Commonwealth Bank of Australia 3.784% due 03/14/2032 (g)		13,700	11,328
Cooperatieve Rabobank UA
3.758% due 04/06/2033 •		42,900	36,661
4.625% due 12/29/2025 •(f)(g)	EUR	9,200	9,130
Corebridge Financial, Inc.
3.900% due 04/05/2032		$21,500	18,836
4.350% due 04/05/2042		10,400	8,575
4.400% due 04/05/2052		45,700	36,445
6.875% due 12/15/2052 •		12,500	11,609
Corporate Office Properties LP
2.250% due 03/15/2026		3,600	3,161
2.900% due 12/01/2033		4,000	2,849
Credit Suisse AG 6.500% due 08/08/2023 (g)		47,877	46,474
Credit Suisse Group AG
0.625% due 01/18/2033	EUR	800	477
2.593% due 09/11/2025 •		$4,500	3,981
3.091% due 05/14/2032 •		57,529	39,864
3.750% due 03/26/2025		26,250	23,646
3.800% due 06/09/2023		2,400	2,337
3.869% due 01/12/2029 •		10,550	8,472
4.194% due 04/01/2031 •		2,250	1,751
4.207% due 06/12/2024 •		250	244
4.282% due 01/09/2028		17,400	14,448
4.550% due 04/17/2026		13,000	11,480
4.875% due 05/15/2045		7,275	4,999
6.442% due 08/11/2028 •		2,900	2,645
6.537% due 08/12/2033 •		19,750	17,378
Crown Castle, Inc.
2.100% due 04/01/2031		500	395
2.250% due 01/15/2031		3,753	3,020
3.100% due 11/15/2029		7,500	6,554
3.250% due 01/15/2051		36,700	24,018
3.800% due 02/15/2028		14,700	13,688
4.000% due 11/15/2049		39,410	29,986
4.300% due 02/15/2029		4,400	4,164
4.450% due 02/15/2026		16,495	16,139
4.750% due 05/15/2047		16,840	14,375
5.200% due 02/15/2049		18,710	16,914
CubeSmart LP 2.500% due 02/15/2032		12,800	9,818
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		12,500	11,889
Danske Bank AS 5.375% due 01/12/2024		1,500	1,488
Deutsche Bank AG
2.625% due 12/16/2024	GBP	12,200	13,715
2.625% due 02/12/2026	EUR	11,600	11,732
3.035% due 05/28/2032 •(h)		$23,710	18,024
3.547% due 09/18/2031 •		27,250	21,905
3.729% due 01/14/2032 •(h)		28,800	21,174
3.742% due 01/07/2033 •		17,700	12,608
3.875% due 02/12/2024	GBP	3,900	4,603
3.961% due 11/26/2025 •		$14,600	13,962
Digital Realty Trust LP
3.700% due 08/15/2027		500	465
4.450% due 07/15/2028		10,900	10,340
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		36,000	29,013
EPR Properties
3.750% due 08/15/2029		11,360	8,915
4.500% due 04/01/2025		200	190
4.500% due 06/01/2027		9,325	8,175
4.750% due 12/15/2026		100	90
4.950% due 04/15/2028		13,000	11,112
Equinix, Inc.
3.000% due 07/15/2050		17,681	11,176
3.400% due 02/15/2052		11,300	7,748
3.900% due 04/15/2032		54,700	48,752
Equitable Holdings, Inc.
3.900% due 04/20/2023		520	518
4.350% due 04/20/2028		12,407	11,844
5.000% due 04/20/2048		38,275	33,702
Erste Group Bank AG 4.250% due 10/15/2027 •(f)(g)	EUR	8,000	6,811
Essential Properties LP 2.950% due 07/15/2031		$5,000	3,647

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

Essex Portfolio LP
2.550% due 06/15/2031	7,500	5,942
2.650% due 09/01/2050	11,800	6,686
3.625% due 05/01/2027	10,700	10,016
4.500% due 03/15/2048	3,900	3,095
Everest Reinsurance Holdings, Inc.
3.125% due 10/15/2052	6,800	4,273
3.500% due 10/15/2050	1,500	1,023
Extra Space Storage LP
2.350% due 03/15/2032	3,000	2,278
3.900% due 04/01/2029	2,900	2,604
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030	7,200	6,549
4.850% due 04/17/2028	18,100	17,140
5.625% due 08/16/2032	17,900	16,852
Farmers Insurance Exchange 4.747% due 11/01/2057 •	21,600	17,397
First American Financial Corp.
4.000% due 05/15/2030	3,300	2,772
4.300% due 02/01/2023	18,250	18,232
FMR LLC
5.150% due 02/01/2043	1,550	1,368
6.450% due 11/15/2039	500	514
Ford Holdings LLC 9.300% due 03/01/2030	14,575	16,399
Ford Motor Credit Co. LLC 5.584% due 03/18/2024	52,500	51,925
Franklin Resources, Inc. 2.950% due 08/12/2051	2,800	1,742
FS KKR Capital Corp. 3.125% due 10/12/2028	17,400	14,057
Globe Life, Inc. 2.150% due 08/15/2030	700	556
GLP Capital LP
3.250% due 01/15/2032	2,300	1,842
4.000% due 01/15/2030	13,040	11,444
4.000% due 01/15/2031	3,100	2,665
5.300% due 01/15/2029	28,800	27,306
5.750% due 06/01/2028	1,166	1,149
Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •	4,000	3,200
3.102% due 02/24/2033 •	1,700	1,385
3.436% due 02/24/2043 •	14,100	10,416
3.691% due 06/05/2028 •	22,244	20,702
4.017% due 10/31/2038 •	100	83
4.411% due 04/23/2039 •	2,100	1,823
6.250% due 02/01/2041	12,925	13,551
6.750% due 10/01/2037	102,500	109,803
Golub Capital BDC, Inc. 2.050% due 02/15/2027	21,800	17,755
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037	21,200	17,833
4.625% due 05/04/2032	21,100	19,296
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028	21,450	19,393
Great-West Lifeco Finance Delaware LP 4.150% due 06/03/2047	3,200	2,482
Guardian Life Insurance Co. of America 4.850% due 01/24/2077	7,903	6,496
Hanover Insurance Group, Inc. 4.500% due 04/15/2026	6,600	6,466
Hartford Financial Services Group, Inc. 6.731% due 02/12/2067 •	3,600	3,023
Healthpeak Properties, Inc. 6.750% due 02/01/2041	3,500	3,615
High Street Funding Trust 4.682% due 02/15/2048	8,800	7,125
Highwoods Realty LP
2.600% due 02/01/2031	2,700	2,024
4.200% due 04/15/2029	2,198	1,920
Hill City Funding Trust 4.046% due 08/15/2041	15,000	10,379
HSBC Bank USA NA 7.000% due 01/15/2039	11,450	12,389
HSBC Holdings PLC
2.357% due 08/18/2031 •	4,600	3,525
2.804% due 05/24/2032 •	78,700	61,070
2.848% due 06/04/2031 •	6,800	5,442
3.803% due 03/11/2025 •	9,957	9,684
3.900% due 05/25/2026	4,500	4,291
3.973% due 05/22/2030 •	4,000	3,509
4.300% due 03/08/2026	21,131	20,464
4.583% due 06/19/2029 •	7,050	6,503
4.600% due 12/17/2030 •(f)	3,200	2,498
4.700% due 03/09/2031 •(f)	7,600	6,041
4.950% due 03/31/2030	4,600	4,398

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

5.402% due 08/11/2033 •		8,100	7,524
5.875% due 09/28/2026 •(f)(g)	GBP	26,400	28,551
6.100% due 01/14/2042		$10,850	11,365
6.500% due 03/23/2028 •(f)(g)		86,300	79,648
6.500% due 09/15/2037		18,115	17,496
6.800% due 06/01/2038		4,300	4,285
7.000% due 04/07/2038	GBP	1,900	2,342
7.625% due 05/17/2032		$11,547	11,810
Hudson Pacific Properties LP
3.250% due 01/15/2030		7,600	5,776
3.950% due 11/01/2027		5,600	4,773
4.650% due 04/01/2029		7,537	6,453
ING Groep NV
2.727% due 04/01/2032 •		7,500	5,993
4.625% due 01/06/2026		400	391
5.750% due 11/16/2026 •(f)(g)		5,600	4,974
Intercontinental Exchange, Inc.
3.000% due 09/15/2060		9,146	5,771
4.250% due 09/21/2048		1,800	1,510
4.600% due 03/15/2033		28,200	27,017
4.950% due 06/15/2052		1,600	1,491
Intesa Sanpaolo SpA 4.000% due 09/23/2029		8,000	6,861
Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		3,200	2,372
2.700% due 01/15/2034		6,600	4,832
4.150% due 04/15/2032		14,500	12,725
JAB Holdings BV
2.200% due 11/23/2030		4,700	3,535
3.750% due 05/28/2051		1,500	887
4.500% due 04/08/2052		56,750	38,710
Jefferies Financial Group, Inc. 6.500% due 01/20/2043		22,200	21,731
JPMorgan Chase & Co.
2.545% due 11/08/2032 •		12,500	9,912
2.739% due 10/15/2030 •		6,375	5,360
2.963% due 01/25/2033 •		31,000	25,312
3.509% due 01/23/2029 •		23,200	21,095
3.702% due 05/06/2030 •		5,000	4,495
3.897% due 01/23/2049 •		4,720	3,638
4.005% due 04/23/2029 •		15,000	13,904
4.586% due 04/26/2033 •		23,000	21,358
5.600% due 07/15/2041		13,220	13,278
Kilroy Realty LP
2.650% due 11/15/2033		15,200	10,585
3.050% due 02/15/2030		1,500	1,203
4.250% due 08/15/2029		12,400	10,884
4.750% due 12/15/2028		2,000	1,818
KKR Financial Holdings LLC 5.400% due 05/23/2033		15,900	14,850
KKR Group Finance Co. LLC
3.500% due 08/25/2050		31,450	21,158
3.625% due 02/25/2050		26,000	17,938
4.850% due 05/17/2032		19,000	17,794
La Mondiale SAM 2.125% due 06/23/2031	EUR	3,500	2,884
Lazard Group LLC 4.500% due 09/19/2028		$400	372
Legg Mason, Inc. 5.625% due 01/15/2044		18,493	18,112
Liberty Mutual Group, Inc.
3.950% due 05/15/2060		20,300	13,391
4.300% due 02/01/2061		14,500	8,865
Life Storage LP 3.875% due 12/15/2027		1,100	1,020
Lloyds Bank PLC 0.000% due 04/02/2032 þ		29,200	17,868
Lloyds Banking Group PLC
3.574% due 11/07/2028 •		10,200	9,189
4.375% due 03/22/2028		3,400	3,233
4.450% due 05/08/2025		500	491
4.550% due 08/16/2028		32,500	30,639
LSEGA Financing PLC 3.200% due 04/06/2041		9,700	7,081
M&G PLC 5.560% due 07/20/2055 •	GBP	1,900	1,978
Marsh & McLennan Cos., Inc.
4.200% due 03/01/2048		$5,800	4,808
4.350% due 01/30/2047		4,800	4,055
4.900% due 03/15/2049		13,100	12,112
6.250% due 11/01/2052		12,200	13,609
Massachusetts Mutual Life Insurance Co.
3.729% due 10/15/2070		11,166	7,370
4.900% due 04/01/2077		4,800	3,949
5.077% due 02/15/2069 •		27,500	24,561

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •		7,100	6,813
MetLife, Inc.
5.000% due 07/15/2052		900	862
9.250% due 04/08/2068		51,066	59,558
10.750% due 08/01/2069		5,132	6,830
Mid-America Apartments LP
3.600% due 06/01/2027		300	285
4.300% due 10/15/2023		11,900	11,834
Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		13,900	10,995
2.309% due 07/20/2032 •		3,000	2,316
3.751% due 07/18/2039		16,200	13,224
4.153% due 03/07/2039		7,700	6,529
4.286% due 07/26/2038		7,900	6,868
4.315% due 04/19/2033 •		25,000	22,733
5.133% due 07/20/2033 •		10,300	9,865
Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		18,400	14,112
2.172% due 05/22/2032 •		7,400	5,643
2.201% due 07/10/2031 •		14,800	11,585
5.669% due 09/13/2033 •		4,300	4,280
Morgan Stanley
0.000% due 04/02/2032 þ(h)		62,100	35,467
2.239% due 07/21/2032 •		28,500	21,933
2.802% due 01/25/2052 •		1,000	620
2.943% due 01/21/2033 •		5,200	4,220
3.217% due 04/22/2042 •		15,200	11,308
3.591% due 07/22/2028 •		400	368
3.875% due 01/27/2026		4,095	3,969
5.297% due 04/20/2037 •		31,500	28,888
6.375% due 07/24/2042		14,350	15,639
Morgan Stanley Domestic Holdings, Inc.
3.800% due 08/24/2027		5,525	5,208
4.500% due 06/20/2028		7,885	7,683
MPT Operating Partnership LP 3.500% due 03/15/2031		3,200	2,200
Mutual of Omaha Insurance Co. 4.297% due 07/15/2054 •		19,870	18,932
Nasdaq, Inc.
2.500% due 12/21/2040		6,000	3,911
3.950% due 03/07/2052		1,800	1,376
National Health Investors, Inc. 3.000% due 02/01/2031		10,600	7,666
National Retail Properties, Inc.
2.500% due 04/15/2030		500	406
3.500% due 04/15/2051		3,800	2,557
Nationwide Building Society
3.960% due 07/18/2030 •		26,756	23,219
4.000% due 09/14/2026		6,635	6,043
4.302% due 03/08/2029 •		5,500	4,972
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		10,000	7,013
Nationwide Mutual Insurance Co.
4.350% due 04/30/2050		2,250	1,692
9.375% due 08/15/2039		32,300	41,717
NatWest Group PLC
2.500% due 03/22/2023	EUR	3,900	4,177
4.269% due 03/22/2025 •		$33,160	32,442
4.445% due 05/08/2030 •		5,200	4,719
4.600% due 06/28/2031 •(f)(g)		27,100	19,469
4.800% due 04/05/2026		4,650	4,553
4.892% due 05/18/2029 •		32,700	30,999
5.076% due 01/27/2030 •		46,350	43,756
5.125% due 05/12/2027 •(f)	GBP	1,500	1,528
Neuberger Berman Group LLC
4.500% due 03/15/2027		$6,200	5,902
4.875% due 04/15/2045		13,688	11,107
New York Life Insurance Co.
4.450% due 05/15/2069		16,700	13,844
6.750% due 11/15/2039		4,260	4,768
Nippon Life Insurance Co.
2.750% due 01/21/2051 •		36,900	29,662
5.100% due 10/16/2044 •		15,650	15,312
Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		39,200	33,753
2.750% due 03/09/2028		11,000	8,927
3.450% due 03/15/2023		215	214
3.875% due 09/21/2023		8,000	7,854
Nomura Holdings, Inc.
2.172% due 07/14/2028		15,900	13,156
2.608% due 07/14/2031		12,400	9,620
2.679% due 07/16/2030		8,000	6,415
2.999% due 01/22/2032		14,100	11,097
3.103% due 01/16/2030		4,700	3,930

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

Nordea Bank Abp 3.750% due 03/01/2029 •(f)(g)	5,700	4,415
Northwestern Mutual Life Insurance Co.
3.450% due 03/30/2051	31,400	22,064
3.625% due 09/30/2059	62,990	43,652
3.850% due 09/30/2047	10,340	7,937
6.063% due 03/30/2040	1	1
Ohio National Life Insurance Co. 6.875% due 06/15/2042	400	380
Old Republic International Corp. 3.850% due 06/11/2051	37,900	26,154
Omega Healthcare Investors, Inc.
3.375% due 02/01/2031	500	386
3.625% due 10/01/2029	4,000	3,290
4.750% due 01/15/2028	7,900	7,294
5.250% due 01/15/2026	15,000	14,705
OneAmerica Financial Partners, Inc. 4.250% due 10/15/2050	5,400	3,867
Ontario Teachers' Cadillac Fairview Properties Trust 3.875% due 03/20/2027	3,900	3,600
Owl Rock Capital Corp. 2.875% due 06/11/2028	2,600	2,046
Pacific Life Insurance Co. 9.250% due 06/15/2039	63,816	84,519
Pacific LifeCorp 3.350% due 09/15/2050	5,700	3,893
Penn Mutual Life Insurance Co.
3.800% due 04/29/2061	40,000	26,579
7.625% due 06/15/2040	32,535	35,241
Physicians Realty LP
3.950% due 01/15/2028	7,900	7,230
4.300% due 03/15/2027	4,100	3,872
Pine Street Trust
4.572% due 02/15/2029	23,500	21,783
5.568% due 02/15/2049	23,800	21,096
Pinnacol Assurance 8.625% due 06/25/2034 «(h)	24,000	26,780
Piper Sandler Cos. 5.200% due 10/15/2023	23,000	22,798
PNC Financial Services Group, Inc.
6.000% due 05/15/2027 •(f)	38,300	36,174
6.200% due 09/15/2027 •(f)	8,500	8,343
Progressive Corp.
3.700% due 01/26/2045	1,390	1,082
3.700% due 03/15/2052	4,500	3,475
4.125% due 04/15/2047	1,700	1,432
Prologis LP 3.050% due 03/01/2050	1,000	670
Prudential Financial, Inc.
3.700% due 03/13/2051	1,500	1,152
3.935% due 12/07/2049	173	136
5.125% due 03/01/2052 •	8,400	7,655
Rayonier LP 2.750% due 05/17/2031	7,500	6,043
Realty Income Corp.
3.400% due 01/15/2028	16,100	14,853
3.950% due 08/15/2027	11,848	11,315
4.650% due 03/15/2047	1,150	1,018
Regency Centers LP
2.950% due 09/15/2029	1,000	841
4.125% due 03/15/2028	1,100	1,023
4.400% due 02/01/2047	4,200	3,245
4.650% due 03/15/2049	1,500	1,201
Rexford Industrial Realty LP 2.125% due 12/01/2030	11,800	9,237
Sabra Health Care LP
3.200% due 12/01/2031	15,350	11,456
3.900% due 10/15/2029	3,368	2,824
Sammons Financial Group, Inc. 3.350% due 04/16/2031	18,300	13,970
Santander Holdings USA, Inc. 4.400% due 07/13/2027	5,200	4,967
Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •	17,160	13,298
3.823% due 11/03/2028 •	55,945	50,083
SBA Tower Trust 2.328% due 07/15/2052	10,300	8,643
Selective Insurance Group, Inc. 5.375% due 03/01/2049	8,800	7,580
SMBC Aviation Capital Finance DAC 2.300% due 06/15/2028	4,200	3,452
Societe Generale SA
3.337% due 01/21/2033 •	27,760	21,928
6.221% due 06/15/2033 •	7,700	7,223
Spirit Realty LP
2.700% due 02/15/2032	11,400	8,463

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

3.200% due 02/15/2031		11,100	8,887
3.400% due 01/15/2030		9,025	7,538
4.000% due 07/15/2029		200	174
4.450% due 09/15/2026		2,350	2,248
Standard Chartered PLC
3.265% due 02/18/2036 •		15,500	11,493
3.603% due 01/12/2033 •		3,200	2,415
Stifel Financial Corp. 4.000% due 05/15/2030		5,600	4,869
STORE Capital Corp. 2.750% due 11/18/2030		1,900	1,463
Sumitomo Life Insurance Co. 3.375% due 04/15/2081 •		16,300	13,620
Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		37,100	29,401
2.750% due 01/15/2030		2,700	2,271
3.040% due 07/16/2029		11,300	9,794
Sun Communities Operating LP 2.700% due 07/15/2031		6,800	5,384
SVB Financial Group 4.570% due 04/29/2033 •		16,800	14,910
Svenska Handelsbanken AB 4.750% due 03/01/2031 •(f)		6,000	4,928
Synchrony Financial
2.875% due 10/28/2031		12,000	8,988
4.500% due 07/23/2025		600	576
Teachers Insurance & Annuity Association of America
3.300% due 05/15/2050		30,000	20,877
4.270% due 05/15/2047		11,300	9,294
4.900% due 09/15/2044		18,400	16,911
6.850% due 12/16/2039		5,129	5,672
Tesco Property Finance PLC 6.052% due 10/13/2039	GBP	307	362
Texas Capital Bancshares, Inc. 4.000% due 05/06/2031 •		$7,500	6,666
Toronto-Dominion Bank 8.125% due 10/31/2082 •		25,000	26,062
Transatlantic Holdings, Inc. 8.000% due 11/30/2039		7,933	9,881
Travelers Cos., Inc. 4.050% due 03/07/2048		4,000	3,236
Truist Financial Corp. 6.123% due 10/28/2033 •		15,000	15,830
Trust Fibra Uno
6.390% due 01/15/2050		23,500	19,011
6.950% due 01/30/2044		25,270	21,977
Trustage Financial Group, Inc. 4.625% due 04/15/2032		54,700	47,322
UBS AG 5.125% due 05/15/2024 (g)		17,121	16,935
UBS Group AG
2.746% due 02/11/2033 •		10,900	8,451
3.179% due 02/11/2043 •		1,100	760
4.125% due 09/24/2025		400	389
4.125% due 04/15/2026		34,600	33,231
4.875% due 02/12/2027 •(f)		11,400	9,690
4.988% due 08/05/2033 •		5,000	4,643
UDR, Inc. 3.500% due 07/01/2027		3,323	3,095
UniCredit SpA
3.127% due 06/03/2032 •		6,300	4,749
7.830% due 12/04/2023		78,050	78,876
Unum Group 4.500% due 12/15/2049		500	356
Ventas Realty LP
4.125% due 01/15/2026		600	583
4.400% due 01/15/2029		1,900	1,774
4.875% due 04/15/2049		4,300	3,583
VICI Properties LP
5.125% due 05/15/2032		7,700	7,145
5.625% due 05/15/2052		17,400	15,417
Vonovia Finance BV 5.000% due 10/02/2023		2,200	2,171
Voya Financial, Inc. 4.700% due 01/23/2048 •		6,800	5,280
W R Berkley Corp. 4.000% due 05/12/2050		4,900	3,734
Wells Fargo & Co.
2.393% due 06/02/2028 •		16,500	14,588
2.572% due 02/11/2031 •		21,200	17,601
2.879% due 10/30/2030 •		43,600	37,127
3.000% due 04/22/2026		8,100	7,586
3.196% due 06/17/2027 •		4,000	3,715
3.350% due 03/02/2033 •		4,800	4,056
3.584% due 05/22/2028 •		33,400	31,063
4.611% due 04/25/2053 •		64,700	55,122

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

7.950% due 11/15/2029		1,000	1,105
Wells Fargo Bank NA
5.850% due 02/01/2037		5,901	5,975
5.950% due 08/26/2036		800	806
6.600% due 01/15/2038		22,877	24,816
Welltower, Inc.
4.950% due 09/01/2048		3,500	2,896
6.500% due 03/15/2041		29,850	29,865
Weyerhaeuser Co.
3.375% due 03/09/2033		3,800	3,187
4.000% due 04/15/2030		1,500	1,369
6.875% due 12/15/2033		14,477	15,587
6.950% due 10/01/2027		4,500	4,826
7.375% due 03/15/2032		39,647	43,949
Willis North America, Inc. 3.875% due 09/15/2049		13,550	9,674
WP Carey, Inc. 4.000% due 02/01/2025		1,600	1,560
XLIT Ltd. 5.500% due 03/31/2045		12,950	12,298

			6,211,573

INDUSTRIALS 37.0%
7-Eleven, Inc.
2.500% due 02/10/2041		4,470	2,966
2.800% due 02/10/2051		23,200	14,303
AbbVie, Inc.
4.250% due 11/21/2049		6,800	5,678
4.300% due 05/14/2036		23,400	21,158
4.400% due 11/06/2042 (j)		44,212	38,552
4.450% due 05/14/2046		33,650	29,085
4.500% due 05/14/2035		37,877	35,221
4.550% due 03/15/2035		565	530
4.700% due 05/14/2045		21,000	18,755
4.850% due 06/15/2044		51,900	47,795
Abu Dhabi Crude Oil Pipeline LLC 4.600% due 11/02/2047		7,900	7,289
Activision Blizzard, Inc. 2.500% due 09/15/2050		35,200	21,773
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		4,800	3,677
Advocate Health & Hospitals Corp. 2.211% due 06/15/2030		11,150	9,172
AEP Transmission Co. LLC
3.150% due 09/15/2049		6,000	4,182
3.650% due 04/01/2050		2,700	2,073
3.750% due 12/01/2047		1,100	857
4.250% due 09/15/2048		1,474	1,237
Aeroporti di Roma SpA 1.750% due 07/30/2031	EUR	4,600	3,678
Aetna, Inc.
4.750% due 03/15/2044		$50	44
6.750% due 12/15/2037		4,085	4,400
Air Canada Pass-Through Trust
4.125% due 11/15/2026		10,610	9,717
5.250% due 10/01/2030		5,989	5,667
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		16,696	15,920
Alcon Finance Corp. 3.000% due 09/23/2029		500	437
Alibaba Group Holding Ltd.
2.125% due 02/09/2031		13,400	10,701
2.700% due 02/09/2041		38,869	24,918
3.150% due 02/09/2051		1,150	719
3.250% due 02/09/2061		24,200	14,577
4.000% due 12/06/2037		21,700	18,143
4.200% due 12/06/2047		17,900	13,743
4.400% due 12/06/2057		7,600	5,843
4.500% due 11/28/2034		10,850	9,777
Altria Group, Inc.
3.875% due 09/16/2046		9,080	6,105
5.950% due 02/14/2049		22,500	20,112
6.200% due 02/14/2059		6,929	6,517
Amazon.com, Inc.
2.500% due 06/03/2050		3,000	1,904
2.700% due 06/03/2060		2,900	1,761
3.100% due 05/12/2051		19,800	14,201
3.250% due 05/12/2061		40,500	27,939
4.100% due 04/13/2062		11,000	9,144
4.250% due 08/22/2057 (j)		19,800	17,126
American Airlines Pass-Through Trust
2.875% due 01/11/2036		21,200	17,123
3.000% due 04/15/2030		506	439
3.150% due 08/15/2033		7,473	6,205
3.200% due 12/15/2029		5,810	5,051

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

3.350% due 04/15/2031	3,782	3,274
3.375% due 11/01/2028	6,508	5,440
3.500% due 08/15/2033	3,371	2,564
3.575% due 07/15/2029	6,287	5,624
3.600% due 03/22/2029	7,016	6,307
3.600% due 04/15/2031	2,916	2,283
3.650% due 08/15/2030	2,348	2,095
3.700% due 04/01/2028	6,303	5,452
4.000% due 01/15/2027	3,277	2,846
Amgen, Inc.
2.800% due 08/15/2041	3,700	2,578
3.375% due 02/21/2050	10,300	7,207
4.400% due 05/01/2045	1,000	842
4.563% due 06/15/2048	11,574	9,940
4.663% due 06/15/2051	170,913	147,954
4.950% due 10/01/2041	4,650	4,274
AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028	9,100	7,950
3.750% due 10/01/2030 (j)	5,600	4,862
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036	97,900	92,831
4.900% due 02/01/2046	164,610	150,473
Anheuser-Busch InBev Finance, Inc. 4.900% due 02/01/2046	500	457
Anheuser-Busch InBev Worldwide, Inc.
4.350% due 06/01/2040	24,000	21,193
4.375% due 04/15/2038	11,300	10,147
4.439% due 10/06/2048	16,601	14,263
4.600% due 04/15/2048	5,286	4,620
4.950% due 01/15/2042	5,800	5,466
5.450% due 01/23/2039	12,150	12,177
5.800% due 01/23/2059	54,300	55,896
Apple, Inc.
2.650% due 05/11/2050	4,100	2,732
2.800% due 02/08/2061	7,100	4,528
2.850% due 08/05/2061	8,400	5,445
2.950% due 09/11/2049	21,100	15,041
3.750% due 09/12/2047	21,600	18,053
3.850% due 08/04/2046	58,395	49,884
Aptiv PLC
3.100% due 12/01/2051	8,700	5,175
3.250% due 03/01/2032	10,000	8,206
4.150% due 05/01/2052	2,900	2,099
5.400% due 03/15/2049	10,000	8,537
Arrow Electronics, Inc.
2.950% due 02/15/2032	600	475
4.500% due 03/01/2023	2,100	2,096
AstraZeneca PLC 4.375% due 11/16/2045	1,400	1,264
Bacardi Ltd.
4.700% due 05/15/2028	5,200	4,974
5.150% due 05/15/2038	22,540	20,465
5.300% due 05/15/2048	28,300	25,363
BAE Systems PLC
3.000% due 09/15/2050	11,700	7,623
3.400% due 04/15/2030	7,700	6,812
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050	15,000	10,836
Barrick North America Finance LLC 5.700% due 05/30/2041	8,500	8,577
BAT Capital Corp.
4.390% due 08/15/2037	12,200	9,525
4.540% due 08/15/2047	23,333	16,574
4.758% due 09/06/2049	4,200	3,058
Baxter International, Inc. 3.132% due 12/01/2051	10,000	6,497
Bayer U.S. Finance LLC
4.200% due 07/15/2034	14,484	12,595
4.375% due 12/15/2028	9,800	9,219
4.400% due 07/15/2044	4,000	3,171
4.625% due 06/25/2038	900	787
4.875% due 06/25/2048	27,000	23,413
Becton Dickinson & Co. 3.794% due 05/20/2050	10,700	8,264
Beth Israel Lahey Health, Inc. 3.080% due 07/01/2051	14,000	8,687
Bio-Rad Laboratories, Inc. 3.700% due 03/15/2032	24,000	20,621
Biogen, Inc. 3.250% due 02/15/2051	7,181	4,838
Boardwalk Pipelines LP 3.600% due 09/01/2032	20,280	16,837
Boeing Co.
3.250% due 02/01/2035	1,755	1,340
3.600% due 05/01/2034	8,470	6,798
3.625% due 02/01/2031	1,700	1,494

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

3.650% due 03/01/2047	1,945	1,314
3.750% due 02/01/2050	3,200	2,210
3.825% due 03/01/2059	4,515	2,905
3.950% due 08/01/2059	9,500	6,421
4.508% due 05/01/2023	11,855	11,835
5.705% due 05/01/2040	53,900	51,628
5.805% due 05/01/2050	90,190	84,082
5.930% due 05/01/2060	98,600	90,349
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050	12,000	8,053
Boston Scientific Corp.
6.750% due 11/15/2035	43,837	48,297
7.375% due 01/15/2040	42,000	48,963
BP Capital Markets America, Inc.
3.000% due 02/24/2050	700	470
3.060% due 06/17/2041	1,830	1,362
Bristol-Myers Squibb Co.
3.700% due 03/15/2052	12,600	9,867
4.250% due 10/26/2049 (j)	17,900	15,479
4.350% due 11/15/2047	6,584	5,835
British Airways Pass-Through Trust
3.300% due 06/15/2034	20,483	17,433
3.350% due 12/15/2030	1,819	1,574
4.250% due 05/15/2034	1,607	1,442
Broadcom, Inc.
2.600% due 02/15/2033	41,901	31,562
3.137% due 11/15/2035	57,112	42,167
3.187% due 11/15/2036	2,674	1,929
3.419% due 04/15/2033	24,710	19,879
3.469% due 04/15/2034	94,812	75,916
3.500% due 02/15/2041	26,100	18,626
4.150% due 11/15/2030	4,485	4,030
4.150% due 04/15/2032	44,100	38,834
4.300% due 11/15/2032	21,250	18,789
4.926% due 05/15/2037	6,079	5,325
Buckeye Partners LP 5.600% due 10/15/2044	2,300	1,697
Burlington Northern Santa Fe LLC 4.450% due 03/15/2043	27,000	24,294
Cameron LNG LLC
3.402% due 01/15/2038	26,700	21,777
3.701% due 01/15/2039	900	717
Campbell Soup Co. 3.125% due 04/24/2050	10,200	6,954
Canadian Pacific Railway Co. 6.125% due 09/15/2115	51,558	52,090
Carrier Global Corp.
3.377% due 04/05/2040	2,000	1,526
3.577% due 04/05/2050	1,300	933
CDW LLC 3.569% due 12/01/2031	11,800	9,746
Celeo Redes Operacion Chile SA 5.200% due 06/22/2047	3,715	3,186
Cellnex Finance Co. SA 3.875% due 07/07/2041	4,600	3,153
Celulosa Arauco y Constitucion SA 5.500% due 11/02/2047	9,000	8,044
Cenovus Energy, Inc. 6.750% due 11/15/2039	7,512	7,827
Centene Corp.
2.450% due 07/15/2028	25,800	21,826
4.625% due 12/15/2029	3,300	3,023
CenterPoint Energy Resources Corp. 4.100% due 09/01/2047	2,000	1,616
CF Industries, Inc. 5.150% due 03/15/2034	21,425	20,349
Charter Communications Operating LLC
3.500% due 06/01/2041	24,107	15,787
3.500% due 03/01/2042	12,900	8,308
3.700% due 04/01/2051	6,700	4,098
3.750% due 02/15/2028	1,800	1,626
3.850% due 04/01/2061	94,400	54,930
3.900% due 06/01/2052	34,975	22,088
3.950% due 06/30/2062	15,000	8,902
4.200% due 03/15/2028	1,900	1,750
4.400% due 12/01/2061	72,238	46,481
4.800% due 03/01/2050	46,200	33,721
5.125% due 07/01/2049	49,500	37,627
5.250% due 04/01/2053	52,225	40,531
5.375% due 04/01/2038	10,000	8,359
5.375% due 05/01/2047	48,000	37,843
5.500% due 04/01/2063	3,100	2,377
5.750% due 04/01/2048	23,900	19,665
6.384% due 10/23/2035	24,181	23,656
6.484% due 10/23/2045	28,419	25,748
6.834% due 10/23/2055	8,000	7,421

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	21,010	16,306
3.700% due 11/15/2029	5,000	4,531
Coca-Cola Co.
2.500% due 03/15/2051	19,600	12,776
2.750% due 06/01/2060	7,500	5,048
Colorado Interstate Gas Co. LLC 6.850% due 06/15/2037	10,900	11,016
Comcast Corp.
2.650% due 08/15/2062	18,400	10,366
2.800% due 01/15/2051	3,500	2,224
2.887% due 11/01/2051	3,299	2,134
2.937% due 11/01/2056	165,999	103,416
3.200% due 07/15/2036	1,300	1,058
3.450% due 02/01/2050	38,100	27,813
3.969% due 11/01/2047	42,110	33,845
3.999% due 11/01/2049	103,328	82,046
4.000% due 03/01/2048	12,260	9,890
5.650% due 06/15/2035	5,900	6,205
7.050% due 03/15/2033	6,875	7,943
CommonSpirit Health
3.347% due 10/01/2029	10,000	8,724
4.187% due 10/01/2049	2,100	1,643
Conagra Brands, Inc.
4.600% due 11/01/2025	5,341	5,268
5.400% due 11/01/2048	4,095	3,805
7.000% due 10/01/2028	1,800	1,923
Constellation Brands, Inc.
4.100% due 02/15/2048	12,200	9,775
4.500% due 05/09/2047	8,100	6,862
4.750% due 05/09/2032	9,900	9,556
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026	3,647	3,483
Continental Resources, Inc.
4.900% due 06/01/2044	22,979	17,076
5.750% due 01/15/2031	8,500	7,929
Corning, Inc. 5.450% due 11/15/2079	5,400	4,691
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042	2,000	1,658
4.500% due 08/01/2047	10,970	9,348
5.625% due 10/18/2043	2,200	2,147
CoStar Group, Inc. 2.800% due 07/15/2030	11,400	9,336
Cox Communications, Inc.
2.950% due 10/01/2050	4,900	2,959
4.500% due 06/30/2043	21,841	17,771
4.700% due 12/15/2042	4,070	3,388
4.800% due 02/01/2035	13,000	11,568
CRH America Finance, Inc.
4.400% due 05/09/2047	2,800	2,279
4.500% due 04/04/2048	8,390	6,945
CSL Finanace PLC Co.
4.750% due 04/27/2052	13,800	12,439
4.950% due 04/27/2062	9,200	8,221
CVS Health Corp.
3.625% due 04/01/2027	2,900	2,756
3.750% due 04/01/2030	4,900	4,454
4.125% due 04/01/2040	10,700	8,946
4.780% due 03/25/2038	1,559	1,426
5.050% due 03/25/2048	39,900	36,015
5.300% due 12/05/2043	7,100	6,666
CVS Pass-Through Trust
4.163% due 08/11/2036	8,100	7,015
4.704% due 01/10/2036	1,211	1,090
5.773% due 01/10/2033	998	976
5.880% due 01/10/2028	2,177	2,154
5.926% due 01/10/2034	23,506	22,966
6.036% due 12/10/2028	1,018	1,003
6.943% due 01/10/2030	22,052	22,462
7.507% due 01/10/2032	59,499	61,948
8.353% due 07/10/2031	11,108	12,148
DAE Funding LLC 1.550% due 08/01/2024	23,100	21,481
Daimler Trucks Finance North America LLC
2.375% due 12/14/2028	11,300	9,517
2.500% due 12/14/2031	8,904	6,925
Dell International LLC
3.450% due 12/15/2051	51,000	31,407
4.900% due 10/01/2026	19,197	18,922
5.300% due 10/01/2029	37,730	36,986
5.450% due 06/15/2023	4,355	4,358
6.020% due 06/15/2026	84,825	86,639
8.100% due 07/15/2036	10,633	11,957
8.350% due 07/15/2046	7,448	8,524

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

Delta Air Lines, Inc.
2.900% due 10/28/2024	11,200	10,629
3.750% due 10/28/2029 (j)	45,863	38,204
4.375% due 04/19/2028	4,000	3,572
4.750% due 10/20/2028	2,150	2,024
7.375% due 01/15/2026 (j)	35,442	36,270
Deutsche Telekom International Finance BV 8.750% due 06/15/2030	13,100	15,485
Devon Energy Corp. 7.950% due 04/15/2032	5,535	6,302
Diamondback Energy, Inc. 4.250% due 03/15/2052	7,100	5,226
Discovery Communications LLC
4.000% due 09/15/2055	2,208	1,334
5.200% due 09/20/2047	30,665	22,893
DT Midstream, Inc. 4.300% due 04/15/2032	17,400	15,313
Eastern Gas Transmission & Storage, Inc.
4.600% due 12/15/2044	4,115	3,397
4.800% due 11/01/2043	800	697
eBay, Inc.
2.600% due 05/10/2031	1,600	1,315
3.650% due 05/10/2051	7,300	5,264
Ecopetrol SA 7.375% due 09/18/2043	25,700	21,934
El Paso Natural Gas Co. LLC 8.375% due 06/15/2032	25,670	29,119
Elevance Health, Inc.
3.600% due 03/15/2051	4,350	3,273
3.700% due 09/15/2049	5,640	4,310
4.375% due 12/01/2047	30,200	25,953
4.550% due 03/01/2048	7,500	6,586
4.550% due 05/15/2052	15,100	13,200
4.625% due 05/15/2042	7,700	7,039
4.650% due 01/15/2043	2,605	2,373
5.100% due 01/15/2044	13,244	12,553
Embotelladora Andina SA 3.950% due 01/21/2050	3,600	2,676
Enbridge Energy Partners LP
5.500% due 09/15/2040	3,000	2,818
7.375% due 10/15/2045	19,792	22,213
Enbridge, Inc.
2.500% due 08/01/2033	23,600	18,219
3.400% due 08/01/2051	29,500	20,158
4.500% due 06/10/2044	10,948	9,154
Energy Transfer LP
3.600% due 02/01/2023	4,256	4,248
4.050% due 03/15/2025	800	776
4.250% due 03/15/2023	8,506	8,486
4.400% due 03/15/2027	800	761
4.500% due 04/15/2024	300	296
4.900% due 03/15/2035	19,773	17,679
4.950% due 01/15/2043	27,800	22,463
5.000% due 05/15/2044	44,517	36,503
5.000% due 05/15/2050	3,300	2,651
5.150% due 02/01/2043	26,785	22,261
5.150% due 03/15/2045	42,386	35,261
5.300% due 04/01/2044	12,314	10,448
5.300% due 04/15/2047	21,750	18,202
5.350% due 05/15/2045	20,088	17,122
5.400% due 10/01/2047	5,038	4,290
5.800% due 06/15/2038	900	827
6.050% due 06/01/2041	1,900	1,793
6.100% due 02/15/2042	8,356	7,699
6.125% due 12/15/2045	38,548	35,843
6.500% due 02/01/2042	9,063	8,998
6.625% due 10/15/2036	22,002	22,150
7.500% due 07/01/2038	5,100	5,439
EnLink Midstream Partners LP 5.450% due 06/01/2047	13,800	11,109
Entergy Louisiana LLC
2.900% due 03/15/2051	8,400	5,412
3.100% due 06/15/2041	14,600	10,901
4.200% due 09/01/2048	1,410	1,161
4.750% due 09/15/2052	13,600	12,280
5.000% due 07/15/2044	4,300	3,806
Enterprise Products Operating LLC
4.200% due 01/31/2050	10,568	8,360
4.450% due 02/15/2043	77,745	65,848
4.800% due 02/01/2049	3,575	3,064
4.850% due 08/15/2042	11,300	10,033
4.850% due 03/15/2044	32,362	28,682
5.100% due 02/15/2045	31,665	28,608
5.250% due 08/16/2077 •	5,601	4,512
5.750% due 03/01/2035	13,761	13,472
5.950% due 02/01/2041	1,863	1,875

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

6.450% due 09/01/2040		4,995	5,235
7.630% (US0003M + 2.986%) due 08/16/2077 ~		8,000	7,251
EQM Midstream Partners LP 4.000% due 08/01/2024		2,095	2,017
EQT Corp. 7.000% due 02/01/2030		2,400	2,493
ERAC USA Finance LLC 7.000% due 10/15/2037		9,200	10,034
Essential Utilities, Inc. 5.300% due 05/01/2052		11,500	10,818
Expedia Group, Inc.
3.250% due 02/15/2030		5,343	4,544
4.625% due 08/01/2027		4,600	4,421
FactSet Research Systems, Inc. 3.450% due 03/01/2032		10,000	8,411
FedEx Corp.
3.875% due 08/01/2042		765	584
4.550% due 04/01/2046		8,300	6,771
4.750% due 11/15/2045		3,250	2,759
5.100% due 01/15/2044		14,941	13,320
Fidelity National Information Services, Inc.
5.100% due 07/15/2032		12,300	11,884
5.625% due 07/15/2052		4,000	3,691
Fiserv, Inc. 4.400% due 07/01/2049		15,000	12,242
Flex Intermediate Holdco LLC
3.363% due 06/30/2031		6,400	5,010
4.317% due 12/30/2039		55,500	40,064
Flex Ltd.
3.750% due 02/01/2026		2,000	1,891
4.875% due 05/12/2030		18,200	17,139
Ford Foundation
2.415% due 06/01/2050		3,800	2,408
2.815% due 06/01/2070		7,100	4,175
Fortune Brands Innovations, Inc. 4.500% due 03/25/2052		6,000	4,531
Fraport AG Frankfurt Airport Services Worldwide 1.875% due 03/31/2028	EUR	3,000	2,773
Freeport-McMoRan, Inc. 5.400% due 11/14/2034		$7,400	7,002
Fresenius Medical Care U.S. Finance, Inc. 3.000% due 12/01/2031 (j)		27,100	20,428
Gazprom PJSC Via Gaz Capital SA
2.250% due 11/22/2024	EUR	3,900	2,736
3.125% due 11/17/2023		10,700	8,193
5.150% due 02/11/2026		$24,500	18,988
GE Capital Funding LLC 4.550% due 05/15/2032		9,751	9,285
Gilead Sciences, Inc.
4.750% due 03/01/2046		2,500	2,262
4.800% due 04/01/2044		325	300
Glencore Finance Canada Ltd.
5.550% due 10/25/2042		8,730	7,881
6.900% due 11/15/2037		100	106
Glencore Finance Europe Ltd. 3.125% due 03/26/2026	GBP	500	560
Global Payments, Inc.
3.200% due 08/15/2029		$4,586	3,908
4.150% due 08/15/2049		4,400	3,149
5.950% due 08/15/2052		17,885	16,260
GNL Quintero SA 4.634% due 07/31/2029		4,118	3,984
GSK Consumer Healthcare Capital U.S. LLC
3.625% due 03/24/2032		6,700	5,901
4.000% due 03/24/2052		4,900	3,846
GTL Trade Finance, Inc. 7.250% due 04/16/2044 (j)		5,200	5,905
GTP Acquisition Partners LLC 3.482% due 06/15/2050		7,500	6,995
Halliburton Co. 7.450% due 09/15/2039		12,739	14,425
HCA, Inc.
3.500% due 07/15/2051		15,500	10,007
3.625% due 03/15/2032		18,500	15,703
4.500% due 02/15/2027		8,800	8,494
4.625% due 03/15/2052		38,800	30,377
5.250% due 06/15/2049		10,000	8,564
5.500% due 06/15/2047		26,202	23,394
Heineken NV 4.350% due 03/29/2047		12,200	9,853
Helmerich & Payne, Inc. 2.900% due 09/29/2031		15,300	12,457
Hoag Memorial Hospital Presbyterian 3.803% due 07/15/2052		28,000	21,943
Holcim Finance U.S. LLC 4.750% due 09/22/2046		2,400	1,964

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

Holcim Sterling Finance Netherlands BV 2.250% due 04/04/2034	GBP	5,200	4,317
Home Depot, Inc. 4.400% due 03/15/2045		$9,350	8,401
Humana, Inc.
3.950% due 08/15/2049		11,800	9,328
8.150% due 06/15/2038		1,000	1,168
Huntsman International LLC 4.500% due 05/01/2029		4,000	3,600
Hyatt Hotels Corp.
4.375% due 09/15/2028		1,100	1,009
6.000% due 04/23/2030		5,850	5,736
Hyundai Capital America 2.000% due 06/15/2028		15,000	12,244
Imperial Brands Finance PLC
3.500% due 07/26/2026		7,800	7,163
3.875% due 07/26/2029		6,900	5,916
4.250% due 07/21/2025		19,615	18,751
6.125% due 07/27/2027		13,000	12,958
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		10,800	7,854
International Flavors & Fragrances, Inc. 2.300% due 11/01/2030		9,000	7,161
JetBlue Pass-Through Trust
2.750% due 11/15/2033		1,732	1,425
4.000% due 05/15/2034		11,733	10,463
Juniper Networks, Inc. 5.950% due 03/15/2041		42,478	39,768
Kaiser Foundation Hospitals 4.150% due 05/01/2047		14,300	12,188
Kansas City Southern
3.500% due 05/01/2050		2,300	1,648
4.300% due 05/15/2043		5,000	4,135
4.700% due 05/01/2048		17,700	15,336
4.950% due 08/15/2045		24,795	22,400
Keurig Dr Pepper, Inc. 4.500% due 04/15/2052		60,000	50,306
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042		6,209	5,157
5.000% due 08/15/2042		4,000	3,441
5.000% due 03/01/2043		33,335	28,617
5.400% due 09/01/2044		300	271
5.625% due 09/01/2041		1,700	1,568
5.800% due 03/15/2035		10,942	10,733
6.375% due 03/01/2041		10,715	10,646
6.500% due 02/01/2037		12,219	12,367
6.500% due 09/01/2039		36,840	37,294
6.550% due 09/15/2040		30,300	30,511
6.950% due 01/15/2038		800	850
7.400% due 03/15/2031		5,000	5,425
7.500% due 11/15/2040		25,567	28,012
Kinder Morgan, Inc.
5.300% due 12/01/2034		1,365	1,282
7.800% due 08/01/2031		2,000	2,237
Kraft Heinz Foods Co.
4.125% due 07/01/2027	GBP	1,000	1,157
4.375% due 06/01/2046		$6,000	4,903
5.000% due 06/04/2042		10,250	9,318
5.500% due 06/01/2050		7,000	6,729
6.500% due 02/09/2040		47,238	50,165
7.125% due 08/01/2039		16,043	17,706
L3Harris Technologies, Inc. 4.854% due 04/27/2035		2,150	2,011
Las Vegas Sands Corp.
2.900% due 06/25/2025		2,800	2,576
3.200% due 08/08/2024		27,700	26,198
3.500% due 08/18/2026		132,600	119,877
3.900% due 08/08/2029 (j)		15,442	13,040
Leidos, Inc.
2.300% due 02/15/2031		7,900	6,070
4.375% due 05/15/2030		2,000	1,808
Leland Stanford Junior University 2.413% due 06/01/2050		12,600	7,996
Level 3 Financing, Inc. 3.875% due 11/15/2029		11,350	8,977
Lockheed Martin Corp.
3.600% due 03/01/2035		2,500	2,228
4.150% due 06/15/2053		1,000	854
4.300% due 06/15/2062		23,300	19,718
4.500% due 05/15/2036		2,100	2,012
Lowe's Cos., Inc.
4.250% due 04/01/2052		2,500	1,995
4.450% due 04/01/2062		6,300	4,930
Marathon Petroleum Corp. 6.500% due 03/01/2041		13,503	13,932

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

Marriott International, Inc.
2.750% due 10/15/2033		10,000	7,657
2.850% due 04/15/2031		9,700	7,878
3.500% due 10/15/2032		23,700	19,781
3.600% due 04/15/2024		7,600	7,452
4.625% due 06/15/2030		9,690	9,065
Marvell Technology, Inc.
2.950% due 04/15/2031		13,894	11,209
4.875% due 06/22/2028		10,200	9,741
Masco Corp.
4.500% due 05/15/2047		1,909	1,501
7.750% due 08/01/2029		2,539	2,782
Massachusetts Institute of Technology 5.600% due 07/01/2111		1,668	1,738
McDonald's Corp. 3.625% due 09/01/2049		16,800	12,719
MDC Holdings, Inc.
3.966% due 08/06/2061		10,300	5,789
6.000% due 01/15/2043		25,375	20,707
Merck & Co., Inc.
2.750% due 12/10/2051		13,500	9,086
2.900% due 12/10/2061		13,500	8,648
Meta Platforms, Inc.
4.450% due 08/15/2052		8,000	6,399
4.650% due 08/15/2062		19,200	15,507
Micron Technology, Inc. 5.327% due 02/06/2029		8,500	8,177
Microsoft Corp.
2.675% due 06/01/2060		32,710	20,923
2.921% due 03/17/2052 (j)		20,236	14,422
Mileage Plus Holdings LLC 6.500% due 06/20/2027		5,760	5,740
Moody's Corp.
2.000% due 08/19/2031		1,700	1,347
3.100% due 11/29/2061		6,000	3,805
3.250% due 05/20/2050		1,500	1,044
3.750% due 02/25/2052		7,600	5,825
4.875% due 12/17/2048		9,000	8,171
5.250% due 07/15/2044		4,144	4,010
Motorola Solutions, Inc.
2.300% due 11/15/2030		3,100	2,431
5.500% due 09/01/2044		5,686	5,146
MPLX LP
4.900% due 04/15/2058		19,120	15,071
4.950% due 03/14/2052		33,343	27,395
5.200% due 03/01/2047		5,000	4,266
5.200% due 12/01/2047		2,100	1,796
5.500% due 02/15/2049		200	177
Mylan, Inc.
3.125% due 01/15/2023		700	699
5.200% due 04/15/2048		17,200	12,874
National Grid Electricity Transmission PLC
2.000% due 09/16/2038	GBP	919	698
2.000% due 04/17/2040		3,300	2,425
Nationwide Children's Hospital, Inc. 4.556% due 11/01/2052		$2,500	2,234
NBCUniversal Media LLC 4.450% due 01/15/2043		19,107	16,887
Netflix, Inc.
4.875% due 04/15/2028		9,450	9,146
4.875% due 06/15/2030		1,500	1,401
5.375% due 11/15/2029		3,900	3,790
Newcrest Finance Pty. Ltd. 5.750% due 11/15/2041		22,905	20,973
Newell Brands, Inc. 5.625% due 04/01/2036		2,309	1,987
Newmont Corp.
5.450% due 06/09/2044		31,100	29,757
6.250% due 10/01/2039		1,710	1,793
Nissan Motor Co. Ltd.
4.345% due 09/17/2027		6,600	5,995
4.810% due 09/17/2030		10,400	8,849
Norfolk Southern Corp.
3.942% due 11/01/2047		4,994	4,022
4.050% due 08/15/2052		2,510	2,024
4.100% due 05/15/2121		9,700	6,756
Northern Natural Gas Co.
3.400% due 10/16/2051		3,500	2,376
4.100% due 09/15/2042		14,000	10,644
4.300% due 01/15/2049		18,375	14,699
Northrop Grumman Corp. 3.850% due 04/15/2045		9,500	7,622
Northwell Healthcare, Inc. 3.809% due 11/01/2049		14,900	10,697
NPC Ukrenergo 6.875% due 11/09/2028 ^(b)		800	142

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

Nucor Corp. 3.850% due 04/01/2052	6,100	4,705
NXP BV
3.150% due 05/01/2027	1,800	1,635
3.250% due 05/11/2041	3,300	2,315
5.000% due 01/15/2033	3,800	3,600
5.350% due 03/01/2026	10,000	9,955
5.550% due 12/01/2028	2,200	2,202
Ochsner LSU Health System of North Louisiana 2.510% due 05/15/2031	5,600	4,121
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/30/2023 (d)(f)	4,491	11
ONEOK Partners LP
6.125% due 02/01/2041	27,327	25,893
6.200% due 09/15/2043	47,644	45,448
6.650% due 10/01/2036	4,765	4,788
6.850% due 10/15/2037	8,494	8,595
Oracle Corp.
3.600% due 04/01/2040	22,300	16,440
3.600% due 04/01/2050	32,670	22,132
3.650% due 03/25/2041 (h)	18,500	13,726
3.800% due 11/15/2037	8,405	6,685
3.850% due 07/15/2036	1,500	1,232
3.850% due 04/01/2060	61,842	41,363
3.900% due 05/15/2035	5,000	4,198
3.950% due 03/25/2051 (h)	7,500	5,376
4.000% due 07/15/2046	15,350	11,249
4.000% due 11/15/2047	64,510	47,425
4.100% due 03/25/2061 (h)	50,450	35,251
4.125% due 05/15/2045	5,100	3,867
4.500% due 07/08/2044	1,400	1,132
6.900% due 11/09/2052 (h)	20,000	21,513
Orlando Health Obligated Group 3.327% due 10/01/2050	8,500	5,922
Owens Corning
4.300% due 07/15/2047	19,940	15,430
4.400% due 01/30/2048	22,600	17,608
7.000% due 12/01/2036	246	261
Pacific National Finance Pty. Ltd.
4.750% due 03/22/2028	14,885	13,220
6.000% due 04/07/2023	19,900	19,892
Packaging Corp. of America 4.050% due 12/15/2049	3,100	2,378
Paramount Global 4.850% due 07/01/2042	1,834	1,364
PayPal Holdings, Inc.
5.050% due 06/01/2052	11,000	10,021
5.250% due 06/01/2062	15,000	13,714
PeaceHealth Obligated Group 4.787% due 11/15/2048	2,200	1,914
Penske Truck Leasing Co. LP 4.250% due 01/17/2023	7,204	7,202
Perrigo Finance Unlimited Co. 4.400% due 06/15/2030	13,300	11,350
Petroleos Mexicanos
6.700% due 02/16/2032	1,428	1,124
6.750% due 09/21/2047	84,889	54,353
6.950% due 01/28/2060	8,284	5,255
7.690% due 01/23/2050	17,742	12,316
Pfizer, Inc. 5.600% due 09/15/2040	16,865	17,729
Philip Morris International, Inc.
3.875% due 08/21/2042	1,875	1,431
4.125% due 03/04/2043	2,575	2,045
4.250% due 11/10/2044	24,400	19,697
4.375% due 11/15/2041	11,100	9,194
4.875% due 11/15/2043	2,500	2,197
Pioneer Natural Resources Co. 7.200% due 01/15/2028	24,475	25,961
Prosus NV
3.680% due 01/21/2030	1,600	1,334
3.832% due 02/08/2051	12,300	7,474
4.027% due 08/03/2050	4,000	2,509
PulteGroup, Inc. 5.500% due 03/01/2026	1,775	1,783
QatarEnergy Trading LLC
3.125% due 07/12/2041	200	154
3.300% due 07/12/2051	22,880	16,950
QVC, Inc.
4.850% due 04/01/2024	800	741
5.950% due 03/15/2043	24,665	12,230
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	4,072	4,103
6.332% due 09/30/2027	2,909	2,943
Raytheon Technologies Corp.
4.050% due 05/04/2047	7,100	5,859

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

4.450% due 11/16/2038	6,200	5,658
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030	2,150	1,665
Reliance Industries Ltd. 3.750% due 01/12/2062	9,300	6,041
Reynolds American, Inc.
5.850% due 08/15/2045	21,248	18,187
6.150% due 09/15/2043	10,920	9,785
Rockies Express Pipeline LLC 7.500% due 07/15/2038	25,640	23,898
Rogers Communications, Inc.
3.800% due 03/15/2032	10,000	8,657
4.500% due 03/15/2042	6,900	5,652
4.550% due 03/15/2052	26,300	20,512
Royalty Pharma PLC
3.300% due 09/02/2040	12,900	8,999
3.350% due 09/02/2051	1,000	620
3.550% due 09/02/2050	17,900	11,509
S&P Global, Inc.
2.300% due 08/15/2060	4,400	2,415
2.900% due 03/01/2032	3,460	2,961
3.250% due 12/01/2049	1,700	1,224
3.700% due 03/01/2052	14,000	10,876
3.900% due 03/01/2062	2,800	2,178
4.250% due 05/01/2029	7,700	7,366
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	24,200	22,791
4.500% due 05/15/2030	26,265	24,408
5.000% due 03/15/2027	35,800	35,158
5.625% due 03/01/2025	300	301
5.750% due 05/15/2024	8,950	8,957
5.875% due 06/30/2026	7,556	7,654
Sands China Ltd.
2.800% due 03/08/2027	600	515
4.875% due 06/18/2030	19,300	16,987
5.625% due 08/08/2025	31,500	30,158
5.900% due 08/08/2028	38,300	35,913
Santos Finance Ltd. 3.649% due 04/29/2031	35,700	28,410
Saudi Arabian Oil Co.
3.250% due 11/24/2050	14,600	10,323
3.500% due 11/24/2070	19,600	13,387
Seagate HDD Cayman
4.125% due 01/15/2031	1,263	988
9.625% due 12/01/2032	1,790	1,965
Skyworks Solutions, Inc. 3.000% due 06/01/2031	20,200	15,895
South Jersey Industries, Inc. 5.020% due 04/15/2031	28,000	21,825
Southern Co.
3.700% due 04/30/2030	100	90
3.750% due 09/15/2051 •	18,400	14,903
4.250% due 07/01/2036	9,300	8,173
4.400% due 07/01/2046	19,705	16,527
Southern Natural Gas Co. LLC 8.000% due 03/01/2032	8,346	9,184
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	2,400	2,176
4.600% due 06/15/2028	800	647
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029	4,382	3,909
Sprint Spectrum Co. LLC 5.152% due 09/20/2029	22,100	21,803
Standard Industries, Inc. 4.750% due 01/15/2028	17,100	15,413
Starbucks Corp.
3.500% due 11/15/2050	17,358	12,606
4.450% due 08/15/2049	2,000	1,710
Suncor Energy, Inc.
6.500% due 06/15/2038	100	103
7.000% due 11/15/2028	17,772	18,943
Sutter Health
3.161% due 08/15/2040	1,950	1,465
3.361% due 08/15/2050	2,600	1,774
Suzano Austria GmbH 6.000% due 01/15/2029	13,600	13,559
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023	1,200	1,197
Syngenta Finance NV
4.441% due 04/24/2023	1,000	996
4.892% due 04/24/2025	5,547	5,377
T-Mobile USA, Inc.
2.050% due 02/15/2028	11,600	9,982
2.550% due 02/15/2031	10,400	8,521
2.700% due 03/15/2032	2,300	1,864
3.300% due 02/15/2051	39,900	26,802

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

3.400% due 10/15/2052	31,800	21,511
3.500% due 04/15/2031	1,100	952
3.600% due 11/15/2060	39,797	26,460
3.750% due 04/15/2027	14,400	13,585
3.875% due 04/15/2030	4,395	3,991
4.375% due 04/15/2040	18,700	16,035
4.500% due 04/15/2050	52,300	43,257
5.650% due 01/15/2053	19,000	18,499
5.800% due 09/15/2062	4,300	4,186
Take-Two Interactive Software, Inc. 4.000% due 04/14/2032	7,700	6,837
Targa Resources Corp.
4.950% due 04/15/2052	8,900	7,081
6.250% due 07/01/2052	14,300	13,569
TD SYNNEX Corp.
2.375% due 08/09/2028	9,200	7,440
2.650% due 08/09/2031	2,450	1,863
Telefonica Emisiones SA
4.895% due 03/06/2048	15,330	11,845
5.213% due 03/08/2047	15,900	12,834
5.520% due 03/01/2049	7,800	6,554
7.045% due 06/20/2036	15,097	15,535
Tencent Holdings Ltd.
2.390% due 06/03/2030	9,475	7,725
3.240% due 06/03/2050	14,300	9,067
3.290% due 06/03/2060	13,300	7,998
3.595% due 01/19/2028	300	275
3.680% due 04/22/2041	82,000	60,421
3.840% due 04/22/2051	9,100	6,464
3.925% due 01/19/2038	12,700	10,142
3.940% due 04/22/2061	14,300	9,862
3.975% due 04/11/2029	36,613	33,773
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	4,500	3,779
7.625% due 04/01/2037	320	350
Texas Eastern Transmission LP 4.150% due 01/15/2048	400	323
Thomas Jefferson University 3.847% due 11/01/2057	7,300	5,240
Thomson Reuters Corp. 5.650% due 11/23/2043	10,791	9,956
Time Warner Cable Enterprises LLC
8.375% due 03/15/2023	1,128	1,135
8.375% due 07/15/2033	18,420	20,523
Time Warner Cable LLC
4.500% due 09/15/2042	18,500	13,610
5.500% due 09/01/2041	14,800	12,338
5.875% due 11/15/2040	5,200	4,550
6.550% due 05/01/2037	7,306	6,982
6.750% due 06/15/2039	52,495	49,914
7.300% due 07/01/2038	2,080	2,071
Topaz Solar Farms LLC 4.875% due 09/30/2039	5,044	4,489
TotalEnergies Capital International SA 3.386% due 06/29/2060	10,700	7,503
TransCanada PipeLines Ltd.
4.625% due 03/01/2034	800	732
4.750% due 05/15/2038	2,300	2,059
4.875% due 05/15/2048	25,600	22,483
6.200% due 10/15/2037	3,484	3,567
7.250% due 08/15/2038	1,075	1,195
7.625% due 01/15/2039	10,020	11,502
Transcontinental Gas Pipe Line Co. LLC
3.950% due 05/15/2050	23,200	17,753
4.600% due 03/15/2048	2,400	2,006
5.400% due 08/15/2041	4,330	4,127
Trustees of the University of Pennsylvania 4.674% due 09/01/2112	2,500	2,139
Trustees of Tufts College 5.017% due 04/15/2112	3,000	2,461
TSMC Global Ltd. 2.250% due 04/23/2031	5,200	4,226
TTX Co. 4.600% due 02/01/2049	3,700	3,214
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	4,705	4,280
4.625% due 12/03/2026	1,932	1,763
7.125% due 04/22/2025	1,314	1,323
UMass Memorial Health Care Obligated Group 5.363% due 07/01/2052	1,900	1,760
Union Pacific Corp.
2.973% due 09/16/2062	800	518
3.550% due 08/15/2039	2,800	2,324
3.550% due 05/20/2061	22,710	16,654
3.750% due 02/05/2070	9,600	7,051
3.799% due 04/06/2071	12,500	9,280

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

3.950% due 08/15/2059		10	8
United Airlines Pass-Through Trust
2.700% due 11/01/2033		3,361	2,721
3.100% due 01/07/2030		25,251	22,814
3.100% due 04/07/2030		3,114	2,522
3.450% due 06/01/2029		2,126	1,895
3.450% due 01/07/2030		783	660
3.500% due 09/01/2031		3,884	3,363
3.750% due 03/03/2028		5,690	5,244
4.000% due 10/11/2027		10,419	9,695
4.150% due 02/25/2033		8,428	7,478
4.300% due 02/15/2027		11,001	10,248
4.550% due 02/25/2033		13,247	11,170
5.875% due 04/15/2029		36,832	36,365
UnitedHealth Group, Inc.
3.050% due 05/15/2041		27,200	20,551
3.250% due 05/15/2051		20,200	14,553
3.700% due 08/15/2049		5,800	4,619
3.750% due 10/15/2047		6,160	4,929
3.875% due 08/15/2059		700	552
4.200% due 01/15/2047		285	245
4.625% due 11/15/2041		14,000	12,977
4.750% due 07/15/2045		5,099	4,802
4.950% due 05/15/2062		5,000	4,712
5.950% due 02/15/2041		4,700	4,988
6.875% due 02/15/2038		150	177
Vale Overseas Ltd.
3.750% due 07/08/2030		3,800	3,333
6.875% due 11/21/2036		22,806	24,115
Valero Energy Corp. 3.650% due 12/01/2051		13,500	9,593
VeriSign, Inc. 2.700% due 06/15/2031		9,400	7,679
Verisk Analytics, Inc. 3.625% due 05/15/2050		11,900	8,264
VMware, Inc.
1.800% due 08/15/2028		5,600	4,583
2.200% due 08/15/2031		7,700	5,862
3.900% due 08/21/2027		3,200	2,992
4.500% due 05/15/2025		2,900	2,846
4.700% due 05/15/2030		25,900	24,154
Volkswagen Group of America Finance LLC 3.350% due 05/13/2025		1,900	1,816
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	2,450	2,230
Walt Disney Co.
2.750% due 09/01/2049		$22,900	15,251
3.500% due 05/13/2040		10,100	8,172
3.600% due 01/13/2051		7,900	6,055
3.800% due 05/13/2060		43,500	33,376
4.750% due 09/15/2044		6,000	5,566
Warnermedia Holdings, Inc.
5.050% due 03/15/2042		4,240	3,259
5.141% due 03/15/2052		13,200	9,647
5.391% due 03/15/2062		42,174	30,956
West Virginia United Health System Obligated Group 3.129% due 06/01/2050		4,400	2,839
Western & Southern Life Insurance Co.
3.750% due 04/28/2061		24,300	16,339
5.150% due 01/15/2049		16,000	14,407
Western Digital Corp. 4.750% due 02/15/2026		2,375	2,242
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028		4,690	4,512
Weyerhaeuser Co. 7.700% due 02/15/2026		8,555	9,110
Whirlpool Corp. 5.150% due 03/01/2043		14,775	12,863
Williams Cos., Inc.
5.300% due 08/15/2052		11,500	10,343
8.750% due 03/15/2032		1,710	2,020
Woodside Finance Ltd. 4.500% due 03/04/2029		6,700	6,295
Workday, Inc. 3.800% due 04/01/2032 (j)		34,700	30,728
Wynn Las Vegas LLC
4.250% due 05/30/2023		2,947	2,909
5.500% due 03/01/2025		6,635	6,313
Yale University 2.402% due 04/15/2050		6,900	4,412
Yara International ASA
3.148% due 06/04/2030		4,800	3,857
4.750% due 06/01/2028		4,400	4,054
Zimmer Biomet Holdings, Inc.
1.164% due 11/15/2027	EUR	3,300	3,077
4.250% due 08/15/2035		$1,681	1,398

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

4.450% due 08/15/2045		2,600	2,056
Zoetis, Inc.
3.950% due 09/12/2047		9,000	7,297
4.450% due 08/20/2048		7,500	6,493
4.700% due 02/01/2043		4,069	3,668

			8,732,762

UTILITIES 14.6%
AEP Texas, Inc.
3.450% due 05/15/2051		10,000	7,103
4.150% due 05/01/2049		14,400	11,309
AES Corp. 3.950% due 07/15/2030		7,000	6,206
Alabama Power Co.
3.450% due 10/01/2049		3,600	2,610
3.700% due 12/01/2047		100	77
3.850% due 12/01/2042		2,950	2,389
3.940% due 09/01/2032		5,500	5,068
4.300% due 07/15/2048		8,700	7,280
5.200% due 06/01/2041		200	187
Alliant Energy Finance LLC 3.600% due 03/01/2032		13,500	11,677
Ameren Illinois Co.
2.900% due 06/15/2051		32,500	21,783
3.250% due 03/15/2050		2,600	1,875
3.700% due 12/01/2047		2,200	1,752
4.150% due 03/15/2046		5,451	4,663
American Electric Power Co., Inc. 3.875% due 02/15/2062 •		9,100	7,101
American Transmission Systems, Inc. 5.000% due 09/01/2044		13,395	12,233
American Water Capital Corp.
3.750% due 09/01/2047		5,000	3,915
4.300% due 12/01/2042		8,700	7,592
6.593% due 10/15/2037		150	167
Appalachian Power Co.
4.400% due 05/15/2044		6,350	5,261
4.500% due 08/01/2032		4,400	4,116
5.800% due 10/01/2035		2,176	2,131
6.375% due 04/01/2036		5,146	5,277
6.700% due 08/15/2037		3,600	3,761
7.000% due 04/01/2038		2,978	3,334
Arizona Public Service Co.
3.350% due 05/15/2050		13,650	9,019
3.500% due 12/01/2049		7,100	4,851
4.500% due 04/01/2042		6,104	5,046
AT&T, Inc.
3.150% due 09/04/2036	EUR	2,800	2,599
3.500% due 09/15/2053		$68,897	46,811
3.550% due 09/15/2055		124,782	83,821
3.650% due 06/01/2051		13,050	9,250
3.650% due 09/15/2059		269,441	181,590
3.800% due 12/01/2057		201,180	139,734
3.850% due 06/01/2060		28,820	20,131
Atmos Energy Corp. 4.300% due 10/01/2048		16,400	13,873
Avista Corp. 4.000% due 04/01/2052		12,800	10,101
Berkshire Hathaway Energy Co.
4.450% due 01/15/2049		24,790	21,416
4.500% due 02/01/2045		580	508
4.600% due 05/01/2053		15,000	13,108
BG Energy Capital PLC 5.125% due 10/15/2041		30,145	28,302
Black Hills Corp. 4.200% due 09/15/2046		4,284	3,277
Boston Gas Co. 4.487% due 02/15/2042		7,784	6,554
British Telecommunications PLC 9.625% due 12/15/2030		10,075	12,094
Brooklyn Union Gas Co. 4.487% due 03/04/2049		7,500	5,764
CenterPoint Energy Houston Electric LLC
2.900% due 07/01/2050		4,400	2,981
3.350% due 04/01/2051		13,900	10,303
3.600% due 03/01/2052		16,270	12,583
Cleco Corporate Holdings LLC 4.973% due 05/01/2046		400	339
Cleco Power LLC 6.000% due 12/01/2040		18,175	17,230
Cleveland Electric Illuminating Co. 5.950% due 12/15/2036		7,000	6,975
CMS Energy Corp. 4.700% due 03/31/2043		3,837	3,235

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

Commonwealth Edison Co.
3.000% due 03/01/2050	5,200	3,593
3.125% due 03/15/2051	17,300	12,019
3.850% due 03/15/2052	8,400	6,730
Connecticut Light & Power Co.
2.050% due 07/01/2031	4,845	3,903
4.000% due 04/01/2048	1,300	1,092
4.300% due 04/15/2044	13,009	11,289
Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	6,480	4,062
3.600% due 06/15/2061	22,385	16,070
4.125% due 05/15/2049	18,110	14,811
4.200% due 03/15/2042	5,000	4,206
4.500% due 05/15/2058	33,831	28,244
4.625% due 12/01/2054	2,285	1,950
5.700% due 06/15/2040	4,900	4,884
Constellation Energy Generation LLC
5.600% due 06/15/2042	21,664	20,975
6.250% due 10/01/2039	13,115	13,435
Consumers Energy Co.
4.050% due 05/15/2048	8,100	6,722
4.100% due 11/15/2045	2,150	1,723
4.350% due 04/15/2049	14,000	12,243
Dayton Power & Light Co. 3.950% due 06/15/2049	11,000	8,566
Dominion Energy, Inc.
2.250% due 08/15/2031	15,600	12,452
4.600% due 03/15/2049	4,046	3,423
4.850% due 08/15/2052	17,000	14,772
5.375% due 11/15/2032	6,700	6,662
DTE Electric Co.
2.950% due 03/01/2050	4,100	2,800
3.250% due 04/01/2051	8,400	6,054
3.650% due 03/01/2052	5,600	4,359
3.950% due 06/15/2042	500	396
4.300% due 07/01/2044	9,150	7,911
Duke Energy Carolinas LLC
2.850% due 03/15/2032	6,400	5,433
3.200% due 08/15/2049	16,000	11,288
3.450% due 04/15/2051	5,600	4,118
3.550% due 03/15/2052	8,000	6,015
3.700% due 12/01/2047	15,355	11,756
3.750% due 06/01/2045	4,358	3,402
3.875% due 03/15/2046	2,034	1,609
3.950% due 03/15/2048	9,915	7,981
4.000% due 09/30/2042	3,500	2,911
4.250% due 12/15/2041	16,400	14,228
Duke Energy Corp.
3.300% due 06/15/2041	7,450	5,449
3.500% due 06/15/2051	4,450	3,110
3.750% due 09/01/2046	17,850	13,322
3.950% due 08/15/2047	4,670	3,547
4.200% due 06/15/2049	5,000	3,971
Duke Energy Florida LLC
4.200% due 07/15/2048	7,600	6,409
5.650% due 04/01/2040	6,000	6,080
Duke Energy Indiana LLC 4.900% due 07/15/2043	105	98
Duke Energy Progress LLC
2.500% due 08/15/2050	25,000	15,112
3.600% due 09/15/2047	44,900	33,831
4.100% due 03/15/2043	6,026	5,075
Duquesne Light Holdings, Inc. 2.532% due 10/01/2030	3,700	2,940
E.ON International Finance BV 6.650% due 04/30/2038	1,520	1,540
Electricite de France SA
4.950% due 10/13/2045	23,555	19,050
5.000% due 09/21/2048	12,622	10,256
6.000% due 01/22/2114	19,398	17,359
Emera U.S. Finance LP 4.750% due 06/15/2046	11,300	8,765
Enel Finance America LLC 2.875% due 07/12/2041	18,100	10,925
Enel Finance International NV
4.750% due 05/25/2047	44,580	35,154
7.750% due 10/14/2052	13,700	14,709
Entergy Arkansas LLC
3.350% due 06/15/2052	7,400	5,176
4.200% due 04/01/2049	5,800	4,776
Entergy Corp. 3.750% due 06/15/2050	13,000	9,632
Entergy Mississippi LLC 3.500% due 06/01/2051	1,500	1,081
Entergy Texas, Inc.
4.500% due 03/30/2039	4,000	3,482

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

5.000% due 09/15/2052		11,900	10,954
Evergy Kansas Central, Inc. 3.450% due 04/15/2050		8,300	6,046
Evergy Metro, Inc.
4.125% due 04/01/2049		15,431	12,436
4.200% due 06/15/2047		1,200	980
Eversource Energy 3.350% due 03/15/2026		2,838	2,659
Exelon Corp. 5.625% due 06/15/2035		7,000	7,121
Fells Point Funding Trust 3.046% due 01/31/2027		20,000	18,230
FirstEnergy Corp. 3.400% due 03/01/2050		8,600	5,690
FirstEnergy Transmission LLC
2.866% due 09/15/2028		2,600	2,273
4.350% due 01/15/2025		10,846	10,577
4.550% due 04/01/2049		2,969	2,416
5.450% due 07/15/2044		10,100	9,449
Florida Power & Light Co.
2.875% due 12/04/2051		13,300	8,984
3.700% due 12/01/2047		18,800	15,167
4.050% due 10/01/2044		4,200	3,577
Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	24,900	18,133
2.950% due 01/27/2029		$47,900	33,291
3.250% due 02/25/2030		22,500	16,038
Georgia Power Co.
3.250% due 03/15/2051		25,300	17,528
4.750% due 09/01/2040		1,425	1,293
5.125% due 05/15/2052		34,800	32,822
5.400% due 06/01/2040		9,085	8,487
Idaho Power Co. 4.850% due 08/15/2040		8,000	7,154
Indiana Michigan Power Co.
3.250% due 05/01/2051		14,800	10,139
4.250% due 08/15/2048		5,000	4,081
4.550% due 03/15/2046		500	421
Indianapolis Power & Light Co. 5.650% due 12/01/2032		15,000	15,432
Interstate Power & Light Co. 6.250% due 07/15/2039		5,000	5,161
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		14,524	12,937
Jersey Central Power & Light Co.
2.750% due 03/01/2032		6,000	4,861
6.150% due 06/01/2037		8,562	8,403
Kentucky Utilities Co.
3.300% due 06/01/2050		4,910	3,473
4.375% due 10/01/2045		7,100	6,040
5.125% due 11/01/2040		14,500	13,793
KeySpan Gas East Corp. 3.586% due 01/18/2052		14,200	9,469
Louisville Gas & Electric Co. 4.250% due 04/01/2049		1,900	1,586
Metropolitan Edison Co.
3.500% due 03/15/2023		1,900	1,894
4.300% due 01/15/2029		3,000	2,823
MidAmerican Energy Co.
3.650% due 08/01/2048		6,000	4,738
3.950% due 08/01/2047		8,262	6,770
4.250% due 07/15/2049		5,300	4,524
4.400% due 10/15/2044		500	444
Midwest Connector Capital Co. LLC 4.625% due 04/01/2029		12,200	11,047
Mississippi Power Co.
3.100% due 07/30/2051		18,550	11,895
4.250% due 03/15/2042		7,400	6,034
Monongahela Power Co. 5.400% due 12/15/2043		9,061	8,773
National Grid PLC 2.949% due 03/30/2030	EUR	9,700	9,550
National Rural Utilities Cooperative Finance Corp. 4.400% due 11/01/2048		$7,000	5,866
New York State Electric & Gas Corp. 3.300% due 09/15/2049		8,800	5,957
NextEra Energy Capital Holdings, Inc. 5.650% due 05/01/2079 •		5,100	4,642
NGPL PipeCo LLC
3.250% due 07/15/2031		10,000	8,160
7.768% due 12/15/2037		1,100	1,150
Niagara Mohawk Power Corp.
4.119% due 11/28/2042		3,850	2,997
5.783% due 09/16/2052		13,550	13,583
NiSource, Inc.
3.950% due 03/30/2048		6,830	5,330

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

4.375% due 05/15/2047	14,845	12,485
5.650% due 02/01/2045	8,640	8,476
5.800% due 02/01/2042	6,723	6,312
Northern States Power Co. 4.500% due 06/01/2052	6,800	6,201
Novatek OAO via Novatek Finance DAC
4.422% due 12/31/2023	600	600
4.422% due 12/13/2049	21,700	21,700
NSTAR Electric Co.
4.400% due 03/01/2044	1,500	1,321
4.550% due 06/01/2052	5,900	5,344
4.950% due 09/15/2052	9,200	8,944
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(a)	8,129	4,491
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(a)	7,612	2,036
Oglethorpe Power Corp.
3.750% due 08/01/2050	10,600	7,651
4.500% due 04/01/2047	35,100	28,035
5.050% due 10/01/2048	28,500	24,504
5.250% due 09/01/2050	25,000	21,510
Ohio Edison Co.
5.500% due 01/15/2033	4,000	3,976
6.875% due 07/15/2036	3,500	3,792
8.250% due 10/15/2038	1,000	1,195
Ohio Power Co. 2.900% due 10/01/2051	5,600	3,669
Oklahoma Gas & Electric Co. 5.850% due 06/01/2040	4,000	3,925
Oncor Electric Delivery Co. LLC
3.100% due 09/15/2049	6,000	4,275
4.100% due 11/15/2048	421	358
4.600% due 06/01/2052	3,000	2,761
4.950% due 09/15/2052	2,100	2,040
5.250% due 09/30/2040	15,100	15,044
5.300% due 06/01/2042	600	600
7.250% due 01/15/2033	1,900	2,213
7.500% due 09/01/2038	2,590	3,143
ONEOK, Inc.
4.000% due 07/13/2027	2,730	2,573
4.950% due 07/13/2047	4,900	3,969
5.200% due 07/15/2048	67,423	56,466
7.150% due 01/15/2051	7,000	7,149
Pacific Gas & Electric Co.
2.100% due 08/01/2027	4,200	3,593
2.500% due 02/01/2031	22,900	17,820
2.950% due 03/01/2026	300	275
3.000% due 06/15/2028	1,000	866
3.150% due 01/01/2026	25,532	23,752
3.250% due 06/01/2031	9,500	7,745
3.300% due 03/15/2027	4,910	4,375
3.300% due 12/01/2027	8,000	7,073
3.300% due 08/01/2040	11,300	7,689
3.400% due 08/15/2024	1,000	960
3.450% due 07/01/2025	7,046	6,677
3.500% due 08/01/2050	68,788	42,987
3.750% due 02/15/2024	1,800	1,764
3.750% due 07/01/2028	4,564	4,056
3.750% due 08/15/2042	18,181	12,261
3.950% due 12/01/2047	12,183	8,307
4.000% due 12/01/2046	22,370	15,059
4.200% due 06/01/2041	2,000	1,488
4.250% due 03/15/2046	26,543	18,564
4.300% due 03/15/2045	9,100	6,486
4.500% due 07/01/2040	25,910	20,345
4.500% due 12/15/2041	22,000	15,610
4.550% due 07/01/2030	10,826	9,838
4.600% due 06/15/2043	10,454	7,936
4.650% due 08/01/2028	17,000	15,662
4.750% due 02/15/2044	15,157	11,655
4.950% due 07/01/2050	37,577	29,277
5.250% due 03/01/2052	2,000	1,642
PacifiCorp
2.900% due 06/15/2052	22,703	14,926
3.300% due 03/15/2051	16,000	11,568
4.125% due 01/15/2049	6,400	5,269
5.350% due 12/01/2053	2,500	2,490
PECO Energy Co.
2.800% due 06/15/2050	6,500	4,282
4.150% due 10/01/2044	8,900	7,607
4.600% due 05/15/2052	9,400	8,505
4.800% due 10/15/2043	1,185	1,047
Pennsylvania Electric Co. 6.150% due 10/01/2038	2,409	2,411
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050	14,100	10,117

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

4.875% due 07/17/2049	11,200	8,864
PG&E Recovery Funding LLC
5.256% due 01/15/2040	5,000	4,967
5.536% due 07/15/2049	8,000	8,145
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	9,095	6,125
5.050% due 05/15/2052	5,000	4,539
Plains All American Pipeline LP
4.500% due 12/15/2026	550	529
5.150% due 06/01/2042	300	244
6.700% due 05/15/2036	2,533	2,466
PPL Electric Utilities Corp.
3.000% due 10/01/2049	16,700	11,337
5.200% due 07/15/2041	5,500	5,143
Progress Energy, Inc.
6.000% due 12/01/2039	700	711
7.750% due 03/01/2031	12,091	13,733
Public Service Co. of Colorado
3.200% due 03/01/2050	10,500	7,503
3.950% due 03/15/2043	1,500	1,205
4.100% due 06/15/2048	4,000	3,335
4.500% due 06/01/2052	4,600	4,155
Public Service Co. of New Hampshire 3.600% due 07/01/2049	4,700	3,631
Public Service Co. of Oklahoma
3.150% due 08/15/2051	2,300	1,536
6.625% due 11/15/2037	1,135	1,195
Public Service Electric & Gas Co. 3.000% due 03/01/2051	2,600	1,783
Puget Energy, Inc.
4.100% due 06/15/2030	6,010	5,381
4.224% due 03/15/2032 (h)	9,500	8,459
Puget Sound Energy, Inc.
4.223% due 06/15/2048	3,800	3,097
5.764% due 07/15/2040	8,200	8,021
Rio Oil Finance Trust 9.750% due 01/06/2027	12,422	12,923
San Diego Gas & Electric Co.
2.950% due 08/15/2051	15,400	10,477
3.320% due 04/15/2050	10,305	7,414
3.700% due 03/15/2052	15,130	11,976
3.750% due 06/01/2047	7,550	5,901
3.950% due 11/15/2041	1,968	1,539
4.100% due 06/15/2049	14,172	11,613
4.150% due 05/15/2048	12,140	10,192
4.500% due 08/15/2040	2,600	2,351
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043	47,700	46,767
5.500% due 04/08/2044	37,700	39,168
Sempra Energy
3.250% due 06/15/2027	3,300	3,058
3.400% due 02/01/2028	1,000	930
4.000% due 02/01/2048	8,424	6,604
6.000% due 10/15/2039	15,145	15,373
Southern California Edison Co.
2.750% due 02/01/2032	6,800	5,713
2.950% due 02/01/2051	13,000	8,385
3.450% due 02/01/2052	14,000	10,027
3.650% due 02/01/2050	12,765	9,382
3.650% due 06/01/2051	31,200	22,836
3.700% due 08/01/2025	5,000	4,842
3.900% due 12/01/2041	42,994	32,453
3.900% due 03/15/2043	6,655	5,155
4.000% due 04/01/2047	105,850	83,209
4.050% due 03/15/2042	3,834	3,067
4.125% due 03/01/2048	26,468	21,247
4.500% due 09/01/2040	445	382
4.650% due 10/01/2043	39,850	34,626
4.875% due 03/01/2049	8,096	7,161
5.450% due 06/01/2052	17,600	16,907
5.750% due 04/01/2035	8,073	8,068
6.000% due 01/15/2034	5,900	6,182
6.050% due 03/15/2039	17,000	17,339
6.650% due 04/01/2029	6,995	7,232
Southern California Gas Co.
3.750% due 09/15/2042	4,900	3,855
3.950% due 02/15/2050	8,127	6,346
4.300% due 01/15/2049	1,942	1,608
5.125% due 11/15/2040	1,300	1,232
Southern Co. Gas Capital Corp.
4.400% due 05/30/2047	11,010	8,775
5.875% due 03/15/2041	7,500	7,486
Southwest Gas Corp. 4.050% due 03/15/2032	11,400	10,041
Southwestern Electric Power Co.
2.750% due 10/01/2026	900	830

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

3.250% due 11/01/2051	550	364
3.850% due 02/01/2048	20,000	14,845
6.200% due 03/15/2040	14,340	14,623
Southwestern Public Service Co.
3.150% due 05/01/2050	18,050	12,540
5.150% due 06/01/2052	13,000	12,019
6.000% due 10/01/2036	2,000	1,992
Tampa Electric Co. 4.450% due 06/15/2049	18,500	15,367
Targa Resources Partners LP 4.875% due 02/01/2031	6,600	5,968
Telefonica Europe BV 8.250% due 09/15/2030	8,650	9,674
Toledo Edison Co.
2.650% due 05/01/2028	16,667	14,592
6.150% due 05/15/2037	1,900	1,974
Union Electric Co. 3.900% due 04/01/2052	31,000	25,141
Verizon Communications, Inc.
2.987% due 10/30/2056	25,810	15,861
3.000% due 11/20/2060	500	300
3.400% due 03/22/2041	11,100	8,390
3.550% due 03/22/2051	400	287
3.700% due 03/22/2061	1,800	1,264
3.850% due 11/01/2042	14,860	11,843
3.875% due 03/01/2052	33,300	25,417
4.812% due 03/15/2039	1,902	1,750
4.862% due 08/21/2046	11,526	10,389
Virginia Electric & Power Co.
3.800% due 09/15/2047	7,900	6,078
4.000% due 11/15/2046	10,600	8,367
4.600% due 12/01/2048	4,744	4,133
6.000% due 05/15/2037	400	416
Vodafone Group PLC
4.375% due 02/19/2043	3,300	2,655
4.875% due 06/19/2049	30,855	25,929
5.125% due 06/19/2059	22,200	19,099
5.250% due 05/30/2048	21,100	18,686
6.250% due 11/30/2032	2,650	2,780
7.000% due 04/04/2079 •	5,700	5,739
Washington Gas Light Co. 3.650% due 09/15/2049	1,400	1,023
Wisconsin Electric Power Co.
4.300% due 10/15/2048	15,000	12,310
5.700% due 12/01/2036	220	221
Wisconsin Power & Light Co. 3.950% due 09/01/2032	5,000	4,591
Wisconsin Public Service Corp.
2.850% due 12/01/2051	21,000	13,527
3.300% due 09/01/2049	3,100	2,177
Xcel Energy, Inc.
4.600% due 06/01/2032	10,000	9,580
6.500% due 07/01/2036	6,900	7,500

		3,463,505

Total Corporate Bonds & Notes (Cost $22,250,755)		18,407,840

MUNICIPAL BONDS & NOTES 2.9%
CALIFORNIA 1.1%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010 7.046% due 12/01/2044	7,000	8,438
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009 6.263% due 04/01/2049	4,800	5,456
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	540	568
6.907% due 10/01/2050	28,895	35,384
7.043% due 04/01/2050	15,775	19,442
Burbank, California Water Revenue Bonds, (BABs), Series 2010 5.797% due 06/01/2040	2,220	2,334
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010 6.486% due 05/15/2049	4,500	4,918
California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010 6.875% due 11/01/2026	2,550	2,741
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	4,840	5,856
7.550% due 04/01/2039	12,135	15,219
California State General Obligation Bonds, (BABs), Series 2010 7.625% due 03/01/2040	7,575	9,585
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	9,010	10,529
California State University Revenue Bonds, (BABs), Series 2010 6.484% due 11/01/2041	2,000	2,229
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	975	903

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

3.714% due 06/01/2041	13,800	10,371
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.850% due 06/01/2031	470	463
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010 6.622% due 05/01/2040	10,000	11,196
Los Angeles Community College District, California General Obligation Bonds, Series 2020 2.106% due 08/01/2032	6,500	5,206
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,400	17,483
7.618% due 08/01/2040	5,200	6,395
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010 6.603% due 07/01/2050	400	474
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010 5.516% due 07/01/2027	1,800	1,843
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010 5.713% due 06/01/2039	100	105
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	2,000	2,216
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010 7.168% due 07/01/2040	900	1,041
Northern California Power Agency Revenue Bonds, (BABs), Series 2010 7.311% due 06/01/2040	500	585
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010 7.148% due 03/01/2043	10,400	12,230
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009 6.583% due 05/15/2049	4,305	4,905
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010 6.548% due 05/15/2048	25,100	28,596
Riverside County, California Revenue Bonds, Series 2020 3.818% due 02/15/2038	2,500	2,180
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010 6.138% due 05/01/2049	1,800	1,995
University of California Revenue Bonds, Series 2012
4.053% due 05/15/2041	4,985	4,142
4.858% due 05/15/2112	27,844	23,553
University of California Revenue Bonds, Series 2015 4.767% due 05/15/2115	7,803	6,388

		264,969

FLORIDA 0.1%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020
1.705% due 07/01/2027	3,100	2,701
2.154% due 07/01/2030	11,700	9,593

		12,294

GEORGIA 0.2%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,299	2,465
6.655% due 04/01/2057	42,333	45,811

		48,276

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040	900	970
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040	15,955	17,712
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	5,855	6,124
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	1,455	1,475
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035	2,800	3,045
Wheaton College, Illinois Revenue Bonds, Series 2004 6.090% due 10/01/2034	5,000	5,368

		34,694

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009 6.596% due 02/01/2039	1,750	2,043

MASSACHUSETTS 0.0%
Massachusetts Port Authority Revenue Bonds, Series 2011 6.202% due 07/01/2031	3,240	3,322

MICHIGAN 0.1%
Michigan State University Revenue Bonds, Series 2022 4.165% due 08/15/2122	16,800	12,425
University of Michigan Revenue Bonds, Series 2020
2.437% due 04/01/2040	15,000	10,818
2.562% due 04/01/2050	7,000	4,547

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

University of Michigan Revenue Bonds, Series 2022 4.454% due 04/01/2122	7,400	6,021

		33,811

NEVADA 0.0%
Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005 0.000% due 06/01/2036 (d)	6,375	3,078

NEW JERSEY 0.1%
New Jersey Turnpike Authority Revenue Bonds, (BABs), Series 2010 7.102% due 01/01/2041	8,980	10,850

NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.406% due 08/01/2046	6,100	5,115

NEW YORK 0.5%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010 6.814% due 11/15/2040	18,085	18,948
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	6,570
5.508% due 08/01/2037	800	823
5.572% due 11/01/2038	9,000	9,248
New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2006 6.027% due 01/01/2046	490	476
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009 5.427% due 03/15/2039	1,200	1,220
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	500	505
5.389% due 03/15/2040	200	203
New York State Dormitory Authority Revenue Bonds, Series 2010 5.051% due 09/15/2027	2,735	2,740
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009 5.770% due 03/15/2039	9,410	9,673
Port Authority of New York & New Jersey Revenue Bonds, Series 2010 5.647% due 11/01/2040	500	523
Port Authority of New York & New Jersey Revenue Bonds, Series 2011 4.926% due 10/01/2051	200	189
Port Authority of New York & New Jersey Revenue Bonds, Series 2012 4.458% due 10/01/2062	84,130	73,244
Port Authority of New York & New Jersey Revenue Bonds, Series 2014 5.310% due 08/01/2046	2,800	2,797

		127,159

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009 6.449% due 02/15/2044	1,000	1,078
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 8.084% due 02/15/2050	40,725	52,515
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,160	1,238
7.734% due 02/15/2033	7,325	8,340
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111	67	55

		63,226

OREGON 0.0%
Oregon Department of Transportation State Revenue Bonds, (BABs), Series 2010 5.834% due 11/15/2034	9,200	9,893

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	11,500	12,226

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	14,000	15,269
Dallas, Texas General Obligation Bonds, Series 2005
0.000% due 02/15/2033 (d)	19,795	11,381
0.000% due 02/15/2035 (d)	8,205	4,183
Texas Transportation Commission State Highway Fund Revenue Bonds, (BABs), Series 2010 5.178% due 04/01/2030	16,000	16,320

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

University of Texas System Revenue Bonds, Series 2020 2.439% due 08/15/2049	8,700	5,483

		52,636

VIRGINIA 0.0%
University of Virginia Revenue Bonds, (BABs), Series 2009 6.200% due 09/01/2039	1,245	1,411

WISCONSIN 0.0%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, (NPFGC Insured), Series 2003
0.000% due 04/01/2036 (d)	1,900	916
0.000% due 04/01/2037 (d)	2,150	976
0.000% due 04/01/2038 (d)	2,800	1,194
0.000% due 04/01/2039 (d)	2,500	1,000

		4,086

Total Municipal Bonds & Notes (Cost $713,898)		689,089

U.S. GOVERNMENT AGENCIES 5.3%
Freddie Mac
3.936% due 08/15/2032 ~	3	3
4.317% due 10/25/2052 ~	18,738	17,702
Ginnie Mae
4.500% due 09/15/2033	6	6
8.500% due 09/15/2030	3	3
Uniform Mortgage-Backed Security
3.500% due 12/01/2042 - 04/01/2049	7,681	7,136
4.000% due 10/01/2040 - 08/01/2049	658	627
6.000% due 01/01/2023 - 08/01/2036	2	2
7.000% due 11/01/2026	2	2
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2053	218,700	192,154
3.500% due 02/01/2049	61,000	55,426
3.500% due 02/01/2053	291,164	264,727
4.000% due 01/01/2053	14,000	13,132
4.000% due 02/01/2053 - 03/01/2053	471,550	442,439
4.500% due 02/01/2053	275,000	264,739

Total U.S. Government Agencies (Cost $1,274,416)		1,258,098

U.S. TREASURY OBLIGATIONS 25.4%
U.S. Treasury Bonds
1.125% due 05/15/2040 (l)(n)	35,339	22,137
1.375% due 11/15/2040 (j)(l)(n)	401,150	261,014
1.750% due 08/15/2041 (j)(l)(n)	240,300	164,563
1.875% due 02/15/2041 (j)	2,013,386	1,424,156
2.000% due 11/15/2041 (j)(l)(n)	103,500	73,952
2.250% due 05/15/2041 (l)(n)	86,300	64,924
2.250% due 02/15/2052 (j)	660,927	459,861
2.375% due 02/15/2042 (j)	693,100	529,531
2.500% due 02/15/2045 (l)(n)	496,718	374,430
2.500% due 02/15/2046 (j)(l)(n)	213,985	160,305
2.500% due 05/15/2046 (j)(l)(n)	189,000	141,174
2.750% due 08/15/2047 (j)(l)(n)	216,500	169,098
2.750% due 11/15/2047 (l)(n)	100,512	78,490
2.875% due 08/15/2045 (j)(l)(n)	183,507	147,924
2.875% due 05/15/2049 (j)	597,100	480,782
2.875% due 05/15/2052	274,613	220,119
3.000% due 08/15/2048 (j)(l)(n)	145,464	119,530
3.125% due 02/15/2043 (j)(l)(n)	196,900	168,165
3.125% due 05/15/2048 (l)(n)	91,885	77,270
3.250% due 05/15/2042 (j)(l)(n)	368,086	322,880
3.375% due 08/15/2042 (j)	173,500	155,120
4.000% due 11/15/2052	282,000	282,485
U.S. Treasury Inflation Protected Securities (e)
0.125% due 02/15/2051	101,871	65,708
0.250% due 02/15/2050	10,780	7,280
0.875% due 02/15/2047	10,617	8,714
1.000% due 02/15/2049	10,303	8,622

Total U.S. Treasury Obligations (Cost $7,465,020)		5,988,234

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
1166 Avenue of the Americas Commercial Mortgage Trust 5.690% due 10/13/2037	20,220	16,971
BIG Commercial Mortgage Trust 5.678% due 02/15/2039 •	5,600	5,386
Countrywide Home Loan Mortgage Pass-Through Trust 5.049% due 02/25/2035 ~	9	8
HomeBanc Mortgage Trust 5.049% due 07/25/2035 •	1,151	1,147
JP Morgan Chase Commercial Mortgage Securities Trust 4.248% due 07/05/2033	6,100	5,707

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

Merrill Lynch Mortgage Investors Trust
4.386% due 03/25/2028 •		7	6
5.905% due 01/25/2029 •		27	27
Natixis Commercial Mortgage Securities Trust 3.821% due 02/15/2039		9,900	8,756
New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~		11,364	10,411
One New York Plaza Trust 5.268% due 01/15/2036 •		8,000	7,562
Structured Adjustable Rate Mortgage Loan Trust 3.980% due 09/25/2034 ~		196	188
Towd Point Mortgage Funding 4.071% (SONIO/N + 1.144%) due 10/20/2051 ~	GBP	5,370	6,454
Towd Point Mortgage Trust 5.389% due 05/25/2058 ~		$1,626	1,612

Total Non-Agency Mortgage-Backed Securities (Cost $73,151)			64,235

ASSET-BACKED SECURITIES 0.5%
AASET Trust 3.844% due 01/16/2038		6,474	3,987
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ		10,031	6,856
Finance America Mortgage Loan Trust 5.259% due 11/25/2034 •		5,660	5,393
JP Morgan Mortgage Acquisition Corp. 5.109% due 12/25/2035 ~		1,335	1,323
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042		5,059	3,895
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042		15,208	12,053
LoanCore Issuer Ltd. 5.618% due 07/15/2036 •		2,320	2,235
MAPS Ltd. 4.212% due 05/15/2043		5,718	5,112
METAL LLC 4.581% due 10/15/2042		12,414	6,524
Morgan Stanley ABS Capital, Inc. Trust 5.244% due 03/25/2034 •		4,025	3,919
RBSSP Resecuritization Trust 4.176% due 11/26/2036 ~		299	292
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		8,292	6,443
SBA Tower Trust 3.869% due 10/15/2049 þ		11,400	10,902
Soundview Home Loan Trust 4.849% due 06/25/2036 ~		6,978	6,665
Start Ltd. 4.089% due 03/15/2044		3,925	3,355
Structured Asset Securities Corp. Mortgage Loan Trust 5.389% due 08/25/2037 •		104	102
Venture CLO Ltd. 5.373% due 04/20/2032 ~		8,000	7,800
Vertical Bridge Holdings LLC
2.636% due 09/15/2050		25,000	22,333
3.706% due 02/15/2057		7,100	5,635

Total Asset-Backed Securities (Cost $138,807)			114,824

SOVEREIGN ISSUES 2.3%
Australia Government International Bond 1.000% due 11/21/2031	AUD	64,750	34,205
Brazil Government International Bond 5.000% due 01/27/2045		$46,630	34,700
Chile Government International Bond 4.000% due 01/31/2052		3,200	2,480
Colombia Government International Bond 6.125% due 01/18/2041		200	160
Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		37,100	23,220
3.125% due 04/16/2030		13,700	12,744
3.875% due 04/16/2050		12,600	10,720
Israel Government International Bond
3.800% due 05/13/2060		2,100	1,652
3.875% due 07/03/2050		18,000	15,213
4.125% due 01/17/2048		13,300	11,695
4.500% due 04/03/2120		4,600	4,058
Mexico Government International Bond
3.771% due 05/24/2061		59,442	37,762
4.280% due 08/14/2041		1,500	1,160
Peru Government International Bond
5.350% due 08/12/2040	PEN	5,250	1,035
5.400% due 08/12/2034		8,300	1,756
5.940% due 02/12/2029		106,393	25,725
6.350% due 08/12/2028		194,900	48,845
6.900% due 08/12/2037		18,128	4,297

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

6.950% due 08/12/2031		13,100	3,259
8.200% due 08/12/2026		224,000	61,790
Qatar Government International Bond
4.000% due 03/14/2029		$14,500	14,277
4.400% due 04/16/2050		6,800	6,241
4.817% due 03/14/2049		4,000	3,902
5.103% due 04/23/2048		28,900	29,114
Romania Government International Bond
1.750% due 07/13/2030	EUR	9,100	6,807
2.875% due 04/13/2042		9,100	5,478
3.750% due 02/07/2034		2,900	2,324
Russia Government International Bond
4.250% due 06/23/2027 ^(b)		$6,800	2,380
4.750% due 05/27/2026 ^(b)		8,600	3,010
5.250% due 06/23/2047 ^(b)		13,600	5,032
5.625% due 04/04/2042 ^(b)		2,400	1,524
5.875% due 09/16/2043 ^(b)		800	478
Saudi Government International Bond
3.450% due 02/02/2061		13,100	9,418
4.000% due 04/17/2025		500	494
4.500% due 10/26/2046		47,700	42,453
4.625% due 10/04/2047		14,800	13,285
5.000% due 04/17/2049		15,000	14,164
South Africa Government International Bond
4.850% due 09/30/2029		7,300	6,534
5.750% due 09/30/2049		38,900	28,741
State Agency of Roads of Ukraine 6.250% due 06/24/2030		1,000	177

Total Sovereign Issues (Cost $681,949)			532,309

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co. 7.500%		20,200	23,937

Total Convertible Preferred Securities (Cost $24,500)			23,937

PREFERRED SECURITIES 4.3%
BANKING & FINANCE 3.9%
AgriBank FCB 6.875% (US0003M + 4.225%) due 01/01/2024 ~(f)		130,000	12,981
American Express Co. 3.550% due 09/15/2026 •(f)		13,600,000	11,197
Bank of America Corp.
5.125% due 06/20/2024 •(f)		19,798,000	18,486
5.875% due 03/15/2028 •(f)		131,854,000	116,925
6.125% due 04/27/2027 •(f)		36,800,000	36,025
Bank of New York Mellon Corp. 4.700% due 09/20/2025 •(f)		3,700,000	3,558
Capital One Financial Corp. 3.950% due 09/01/2026 •(f)		16,000,000	12,637
Charles Schwab Corp.
4.000% due 06/01/2026 •(f)		25,500,000	22,137
4.000% due 12/01/2030 •(f)		58,800,000	46,868
5.000% due 06/01/2027 •(f)		7,200,000	6,657
5.000% due 12/01/2027 •(f)		16,550,000	13,844
5.375% due 06/01/2025 •(f)		17,369,000	17,048
Citigroup, Inc.
3.875% due 02/18/2026 •(f)		50,500,000	43,234
4.000% due 12/10/2025 •(f)		4,000,000	3,496
4.700% due 01/30/2025 •(f)		300,000	251
5.950% due 05/15/2025 •(f)		7,100,000	6,499
CoBank ACB
4.250% due 01/01/2027 •(f)		12,600,000	10,764
6.450% due 10/01/2027 •(f)		15,000,000	14,807
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 •(f)		8,500,000	6,820
Goldman Sachs Group, Inc. 3.650% due 08/10/2026 •(f)		21,900,000	17,760
HSBC Bank Capital Funding Sterling LP 5.844% due 11/05/2031 •(f)		8,956,000	11,081
HSBC Capital Funding LP 10.176% due 06/30/2030 •(f)		2,200,000	2,651
JPMorgan Chase & Co.
3.650% due 06/01/2026 •(f)		44,700,000	38,106
4.000% due 04/01/2025 •(f)		20,700,000	17,718
4.600% due 02/01/2025 •(f)		37,600,000	33,504
4.625% due 06/01/2026 (f)		831,000	15,656

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

5.000% due 08/01/2024 •(f)	35,100,000	32,351
6.000% due 08/01/2023 •(f)	8,410,000	8,263
6.100% due 10/01/2024 •(f)	88,700,000	86,453
6.125% due 04/30/2024 •(f)	29,650,000	29,038
6.750% due 02/01/2024 •(f)	26,742,000	26,601
MetLife Capital Trust 7.875% due 12/15/2067	23,640,000	25,593
Morgan Stanley 6.500% due 10/15/2027 (f)	618,300	15,612
Nationwide Building Society 10.250% ~	9,750	1,476
PNC Financial Services Group, Inc. 3.400% due 09/15/2026 •(f)	10,000,000	7,931
State Street Corp.
5.625% due 12/15/2023 •(f)(j)	4,500,000	4,182
5.900% (US0003M + 3.108%) due 03/15/2024 ~(f)	52,750	1,271
SVB Financial Group 4.100% due 02/15/2031 •(f)	12,900,000	7,512
Truist Financial Corp. 5.100% due 03/01/2030 •(f)	17,734,000	16,508
U.S. Bancorp 5.300% due 04/15/2027 •(f)	20,300,000	17,713
Wells Fargo & Co.
3.900% due 03/15/2026 •(f)	43,674,000	38,352
5.900% due 06/15/2024 •(f)	80,479,000	73,073

		932,639

INDUSTRIALS 0.2%
General Electric Co. 8.099% (US0003M + 3.330%) due 03/15/2023 ~(f)(j)	44,282,000	43,921

UTILITIES 0.2%
CenterPoint Energy, Inc. 6.125% due 09/01/2023 •(f)	13,900,000	13,085
Dominion Energy, Inc. 4.350% due 01/15/2027 •(f)	5,000,000	4,224
Sempra Energy 4.875% due 10/15/2025 •(f)	28,200,000	26,194

		43,503

Total Preferred Securities (Cost $1,127,457)		1,020,063

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (i) 0.2%		58,390

U.S. TREASURY BILLS 0.0%
4.000% due 01/31/2023 - 03/02/2023 (c)(d)(n)	1,869	1,859

Total Short-Term Instruments (Cost $60,249)		60,249

Total Investments in Securities (Cost $34,072,207)		28,413,367

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	54,546	530

Total Short-Term Instruments (Cost $530)		530

Total Investments in Affiliates (Cost $530)		530

Total Investments 120.3% (Cost $34,072,737)		$28,413,897
Financial Derivative Instruments (k)(m) (0.2)%(Cost or Premiums, net $150,828)		(51,683)
Other Assets and Liabilities, net (20.1)%		(4,736,931)

Net Assets 100.0%		$23,625,283

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	2.561%	05/01/2032	04/27/2021	$12,500	$9,898	0.04%
Citigroup, Inc.	2.572	06/03/2031	05/26/2020	4,000	3,244	0.01
Citigroup, Inc.	3.057	01/25/2033	10/19/2022	5,768	6,072	0.03
Citigroup, Inc.	3.785	03/17/2033	03/10/2022	18,500	15,873	0.07
Deutsche Bank AG	3.035	05/28/2032	05/25/2021 - 06/16/2021	23,754	18,024	0.08
Deutsche Bank AG	3.729	01/14/2032	02/02/2022 - 02/15/2022	27,633	21,174	0.09
Morgan Stanley	0.000	04/02/2032	02/11/2020 - 08/23/2021	53,683	35,467	0.15
Oracle Corp.	3.650	03/25/2041	03/22/2021	18,383	13,726	0.06
Oracle Corp.	3.950	03/25/2051	03/22/2021	7,487	5,376	0.02
Oracle Corp.	4.100	03/25/2061	03/22/2021 - 10/28/2021	53,160	35,251	0.15
Oracle Corp.	6.900	11/09/2052	11/07/2022	19,987	21,513	0.09
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	24,000	26,780	0.11
Puget Energy, Inc.	4.224	03/15/2032	03/14/2022	9,500	8,459	0.04

$278,355	$220,857	0.94%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$58,390	U.S. Treasury Bills 0.000% due 06/01/2023 - 06/08/2023	$(59,558)	$58,390	$58,396

Total Repurchase Agreements	$(59,558)	$58,390	$58,396

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOO	4.360%	12/30/2022	01/03/2023	$(62,415)	$(62,445)
BOS	4.490	12/16/2022	TBD(3)	(4,190)	(4,199)
4.510	12/16/2022	TBD(3)	(8,173)	(8,192)
4.520	12/16/2022	TBD(3)	(18,288)	(18,330)
BRC	4.200	12/16/2022	TBD(3)	(8,431)	(8,449)
BSN	4.150	11/03/2022	01/04/2023	(418,980)	(421,927)
FBF	3.700	12/16/2022	TBD(3)	(3,510)	(3,517)
GRE	4.430	12/15/2022	01/05/2023	(49,583)	(49,698)
JPS	4.120	11/09/2022	01/09/2023	(86,250)	(86,793)
4.150	12/16/2022	02/03/2023	(26,295)	(26,349)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

4.180	12/16/2022	02/03/2023	(3,131)	(3,137)
4.300	12/16/2022	02/03/2023	(19,847)	(19,889)
4.350	12/16/2022	02/03/2023	(26,296)	(26,353)
MEI	4.290	12/16/2022	01/06/2023	(3,828)	(3,836)
NOM	2.250	12/16/2022	TBD(3)	(1,135)	(1,136)
NXN	4.150	11/03/2022	01/04/2023	(886,496)	(892,730)
RDR	3.500	12/16/2022	TBD(3)	(12,921)	(12,944)
STR	4.330	01/03/2023	01/04/2023	(2,307,961)	(2,307,961)
4.370	12/30/2022	01/03/2023	(2,207,511)	(2,208,583)

Total Reverse Repurchase Agreements	$(6,166,468)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)

MSC	4.220%	11/21/2022	01/09/2023	$(34,080)	$(34,252)

Total Sale-Buyback Transactions	$(34,252)

(j)	Securities with an aggregate market value of $3,939,259 and cash of $327 have been pledged as collateral under the terms of master agreements as of December 31, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(3,950,118) at a weighted average interest rate of 2.233%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(24) of deferred price drop.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	10,355	$(2,471,480)	$48,113	$1,165	$0
Call Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond February 2023 Futures (1)	01/2023	313	(3)	251	0	0
Euro-Bund March Futures	03/2023	1,315	(187,118)	11,857	1,492	(662)
Put Options Strike @ EUR 138.500 on Euro-Bund 10-Year Bond February 2023 Futures (1)	01/2023	313	(1,913)	(1,605)	151	(328)
U.S. Ultra Treasury Note March Futures	03/2023	312	(36,904)	253	19	0
United Kingdom Long Gilt March Futures	03/2023	9	(1,087)	71	3	(1)

Total Futures Contracts	$58,940	$2,830	$(991)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Citigroup, Inc.	(1.000)%	Quarterly	12/20/2032	1.236%	$7,500	$305	$(171)	$134	$0	$0
JPMorgan Chase & Co.	(1.000)	Quarterly	12/20/2032	1.050	12,500	269	(224)	45	4	0

$574	$(395)	$179	$4	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.891%	$11,600	$2,127	$(786)	$1,341	$3	$0
AES Corp.	5.000	Quarterly	06/20/2027	1.280	15,000	2,072	182	2,254	0	(8)
Barclays Bank PLC	1.000	Quarterly	12/20/2023	0.746	EUR	3,700	5	6	11	1	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2023	0.070	$7,600	123	(87)	36	1	0

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2023	0.094		2,000	40	(22)	18	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2024	0.115		17,050	409	(186)	223	0	(1)
Boeing Co.	1.000	Quarterly	06/20/2023	0.709		1,600	8	(5)	3	0	0
Boeing Co.	1.000	Quarterly	06/20/2026	1.265		2,200	(16)	(1)	(17)	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.297		1,000	(6)	(4)	(10)	0	0
Boeing Co.	1.000	Quarterly	06/20/2027	1.357		2,200	(49)	19	(30)	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2025	0.953	EUR	5,600	86	(76)	10	1	0
Ford Motor Co.	5.000	Quarterly	06/20/2023	1.600		$6,410	442	(328)	114	3	0
Ford Motor Co.	5.000	Quarterly	12/20/2023	2.257		5,300	453	(306)	147	2	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.438		13,200	192	(116)	76	2	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.522		10,700	169	(92)	77	0	(4)
General Electric Co.	1.000	Quarterly	12/20/2024	0.564		59,200	140	370	510	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.801		5,200	62	(27)	35	0	(3)
General Electric Co.	1.000	Quarterly	12/20/2026	0.870		5,100	68	(42)	26	0	0
International Lease Finance Corp.	5.000	Quarterly	12/20/2023	0.122		6,800	744	(413)	331	3	0
Lennar Corp.	5.000	Quarterly	12/20/2025	0.999		4,900	890	(340)	550	3	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.572		15,900	469	(244)	225	6	0
Prudential Financial, Inc.	1.000	Quarterly	12/20/2024	0.377		17,700	390	(174)	216	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	2.473	EUR	31,750	(1,210)	65	(1,145)	0	(44)
Teck Resources Ltd.	5.000	Quarterly	06/20/2026	1.156		$10,800	1,877	(538)	1,339	0	(4)
Telefonica Emisiones SA	1.000	Quarterly	06/20/2026	0.891	EUR	1,000	23	(19)	4	0	(1)
Telefonica Emisiones SAU	1.000	Quarterly	06/20/2028	1.311		4,100	41	(106)	(65)	0	(4)
Tesco PLC	1.000	Quarterly	06/20/2028	1.445		20,500	219	(685)	(466)	0	(17)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	1.009		$10,000	240	(239)	1	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2027	1.073		22,300	(109)	53	(56)	0	(8)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	1.123		900	(10)	6	(4)	0	0
Vodafone Group PLC	1.000	Quarterly	06/20/2024	0.415	EUR	9,600	227	(136)	91	0	(5)
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	1.527		6,900	91	(276)	(185)	0	0
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.765		$10,900	78	19	97	4	0

							$10,285	$(4,528)	$5,757	$30	$(99)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.EM-29 5-Year Index		1.000%	Quarterly	06/20/2023		$45,135	$85	$(33)	$52	$9	$0
CDX.EM-30 5-Year Index		1.000	Quarterly	12/20/2023		167,875	(89)	21	(68)	0	(22)
CDX.EM-31 5-Year Index		1.000	Quarterly	06/20/2024		34,916	(6)	(42)	(48)	2	0
CDX.EM-32 5-Year Index		1.000	Quarterly	12/20/2024		5,270	(15)	(7)	(22)	1	0
CDX.EM-34 5-Year Index		1.000	Quarterly	12/20/2025		36,892	(1,371)	(381)	(1,752)	23	0
CDX.EM-35 5-Year Index		1.000	Quarterly	06/20/2026		276	(8)	(1)	(9)	0	0
CDX.EM-36 5-Year Index		1.000	Quarterly	12/20/2026		48,668	(1,737)	(146)	(1,883)	0	(2)
CDX.IG-38 5-Year Index		1.000	Quarterly	06/20/2027		949,600	9,910	423	10,333	15	0
CDX.IG-39 5-Year Index		1.000	Quarterly	12/20/2027		6,345,400	7,835	45,219	53,054	249	0
iTraxx Europe Main 37 5-Year Index		1.000	Quarterly	06/20/2027	EUR	723,200	1,261	4,043	5,304	789	0

							$15,865	$49,096	$64,961	$1,088	$(24)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(7)	1-Day GBP-SONIO Compounded-OIS	2.000%	Annual	03/15/2033	GBP	49,940	$9,963	$(1,456)	$8,507	$29	$0
Pay	1-Day GBP-SONIO Compounded-OIS	1.175	Annual	02/28/2052	11,400	(149)	(5,554)	(5,703)	0	(19)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023	JPY	3,100,000	(39)	58	19	0	(7)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	09/15/2024	23,360,600	(157)	779	622	0	(78)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	290,200	(55)	96	41	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026	$275,000	1,178	27,979	29,157	518	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	1,744,400	92,345	123,612	215,957	2,922	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	584,500	37,865	14,308	52,173	1,193	0

$140,951	$159,822	$300,773	$4,666	$(104)

Total Swap Agreements	$167,675	$203,995	$371,670	$5,788	$(227)

(l)

Securities with an aggregate market value of $434,184 and cash of $26,772 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)	Future styled option.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2023	$11,349	GBP	9,286	$0	$(121)
05/2023	PEN	139,368	$35,579	0	(725)
BPS	01/2023	3,123	808	0	(14)
01/2023	$2,814	EUR	2,640	13	0
03/2023	PEN	18,167	$4,673	0	(80)
03/2023	$808	PEN	3,140	13	0
BRC	01/2023	PEN	22,613	$5,866	0	(89)
01/2023	$3,922	PEN	15,108	49	0
02/2023	5,849	22,613	86	0
CBK	01/2023	5,003	EUR	4,703	33	0
01/2023	17,257	PEN	69,195	927	0
02/2023	PEN	150,523	$37,668	0	(1,764)
03/2023	17,894	4,451	0	(236)
03/2023	$840	PEN	3,364	40	0
04/2023	PEN	80,899	$20,485	0	(612)
CLY	03/2023	$9,816	PEN	37,761	63	0
GLM	05/2023	PEN	356,345	$88,881	0	(3,982)
JPM	01/2023	GBP	83,029	100,260	0	(134)
MBC	01/2023	AUD	4,375	2,965	0	(15)
01/2023	EUR	62,672	65,674	0	(1,442)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

	01/2023	PEN	8,848		2,312		0	(14)
	01/2023		$5,809	EUR	5,475		54	0
	02/2023		2,309	PEN	8,848		13	0
MYI	01/2023	AUD	42,678		$28,660		0	(404)
	01/2023	PEN	9,385		2,452		0	(14)
	02/2023		$2,450	PEN	9,385		15	0
SCX	01/2023		13,535		51,946		133	0
	03/2023		4,449		17,118		33	0

Total Forward Foreign Currency Contracts							$1,472	$(9,646)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.495%	09/18/2023	50,000	$0	$21,289
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	37,560	4,148	20,409

Total Purchased Options							$4,148	$41,698

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC iTraxx Europe 37 5-Year Index		Sell	3.000%	03/15/2023	40,500	$(72)	$(8)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.050%	09/18/2023	285,000	$0	$(44,937)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.870	01/23/2023	13,300	(98)	(39)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.320	01/23/2023	13,300	(98)	(166)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.900	01/17/2023	25,500	(104)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	01/17/2023	25,500	(105)	(428)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.610	01/17/2023	14,600	(135)	(2)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.110	01/17/2023	14,600	(135)	(419)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	01/12/2023	31,900	(178)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	01/12/2023	31,900	(178)	(267)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.547	03/07/2023	56,500	(1,243)	(127)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.547	03/07/2023	56,500	(1,243)	(3,569)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.067	06/09/2023	74,900	(878)	(192)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.140	06/09/2023	74,900	(1,036)	(2,458)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.740	01/19/2023	15,100	(131)	(12)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.180	01/19/2023	15,100	(131)	(337)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	112,670	(4,075)	(34,731)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.070	01/23/2023	25,000	(122)	(21)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.520	01/23/2023	25,000	(122)	(296)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	01/17/2023	12,500	(95)	(2)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	01/17/2023	12,500	(95)	(457)

							$(10,202)	$(88,467)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description			Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)		Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053			$101.891	01/05/2023		18,800	$(56)		$0
JPM	Put - OTC Fannie Mae 4.500% due 03/01/2053			97.000	03/06/2023		17,400	(149)		(268)
	Call - OTC Fannie Mae 4.500% due 03/01/2053			99.000	03/06/2023		22,000	(161)		(56)
	Call - OTC Fannie Mae 4.500% due 03/01/2053			99.156	03/06/2023		16,600	(121)		(37)
	Put - OTC Fannie Mae 5.000% due 03/01/2053			98.766	03/06/2023		13,500	(114)		(185)
	Call - OTC Fannie Mae 5.000% due 03/01/2053			100.766	03/06/2023		13,500	(97)		(44)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053			101.859	01/05/2023		22,700	(67)		0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053			99.750	02/06/2023		26,400	(186)		(160)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053			101.750	02/06/2023		26,400	(153)		(60)

								$(1,104)		$(810)

Total Written Options								$(11,378)		$(89,285)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Colombia Government International Bond	1.000%	Quarterly	12/20/2026	2.315%	$1,400	$(37)	$(27)	$0	$(64)
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.806	44,400	(859)	1,077	218	0
	Italy Government International Bond	1.000	Quarterly	12/20/2026	1.115	43,300	80	(242)	0	(162)
BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.153	1,950	(23)	21	0	(2)
	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.315	1,100	(30)	(20)	0	(50)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.715	700	(62)	11	0	(51)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.480	25,050	(478)	612	134	0
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.891	8,800	98	(77)	21	0
BRC	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.773	3,000	46	(32)	14	0
	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.692	18,900	(79)	196	117	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2026	2.161	9,300	(243)	(91)	0	(334)
	Huarong Finance Co. Ltd.	1.000	Quarterly	12/20/2024	2.588	8,800	(319)	67	0	(252)
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.500	8,400	183	(63)	120	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.462	700	(7)	14	7	0
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.891	1,400	13	(10)	3	0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.397	400	(4)	2	0	(2)
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.517	1,100	4	(14)	0	(10)
	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.315	1,100	(29)	(21)	0	(50)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.538	300	(11)	(7)	0	(18)
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.806	3,800	(92)	111	19	0
	Italy Government International Bond	1.000	Quarterly	12/20/2026	1.115	13,100	9	(58)	0	(49)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.588	14,800	(239)	332	93	0
GST	Colombia Government International Bond	1.000	Quarterly	06/20/2026	2.161	9,400	(245)	(93)	0	(338)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.538	12,300	(498)	(234)	0	(732)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.715	5,700	(508)	95	0	(413)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	1.569	8,800	1,230	(16)	1,214	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.336	7,950	(63)	91	28	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.480	50,350	(824)	1,093	269	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.640	16,900	(141)	262	121	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.305	16,900	(709)	488	0	(221)
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.304	12,400	(498)	432	0	(66)
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.480	54,550	(863)	1,155	292	0

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.538	200	(8)	(4)	0	(12)
Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.480	36,950	(732)	930	198	0
Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.961	9,300	(73)	88	15	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2024	0.352	19,000	260	(76)	184	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.387	9,400	130	(17)	113	0
Nissan Motor Acceptance Co. LLC	1.000	Quarterly	12/20/2026	2.446	73,600	(936)	(2,760)	0	(3,696)
MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	1.616	8,300	0	(115)	0	(115)
Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.538	3,400	(192)	(10)	0	(202)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.715	4,000	(357)	67	0	(290)
Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.189	18,300	357	(68)	289	0
Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.640	14,000	(123)	224	101	0
Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.846	1,500	(21)	28	7	0
Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.048	23,100	65	(96)	0	(31)
Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.191	16,700	(57)	(65)	0	(122)
Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.305	34,000	(1,180)	735	0	(445)

$(8,065)	$3,915	$3,577	$(7,727)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$1,800	$(53)	$49	$0	$(4)
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	12,022	(448)	444	0	(4)
MEI	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1	0	0	0	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,700	(228)	211	0	(17)
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	15,301	(582)	577	0	(5)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,900	(140)	129	0	(11)
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	7,500	(9)	(50)	0	(59)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,200	(92)	85	0	(7)

$(1,552)	$1,445	$0	$(107)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Pay	iBoxx USD Investment Grade Corporate Bond ETF	250,000	4.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/11/2023	$26,358	$0	$63	$63	$0
JPM	Pay	iBoxx USD Investment Grade Corporate Bond ETF	957,216	3.930% (1-Month USD-LIBOR less a specified spread)	Monthly	09/13/2023	100,919	0	340	340	0
Pay	iBoxx USD Investment Grade Corporate Bond ETF	1,500,000	3.930% (1-Month USD-LIBOR less a specified spread)	Monthly	10/18/2023	158,145	0	532	532	0

$0	$935	$935	$0

Total Swap Agreements	$(9,617)	$6,295	$4,512	$(7,834)

(n)

Securities with an aggregate market value of $54,379 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2022 (Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$194,071	$60,418	$254,489
Corporate Bonds & Notes
Banking & Finance	0	6,184,793	26,780	6,211,573
Industrials	0	8,732,762	0	8,732,762
Utilities	0	3,462,905	600	3,463,505
Municipal Bonds & Notes
California	0	264,969	0	264,969
Florida	0	12,294	0	12,294
Georgia	0	48,276	0	48,276
Illinois	0	34,694	0	34,694
Indiana	0	2,043	0	2,043
Massachusetts	0	3,322	0	3,322
Michigan	0	33,811	0	33,811
Nevada	0	3,078	0	3,078
New Jersey	0	10,850	0	10,850
New Mexico	0	5,115	0	5,115
New York	0	127,159	0	127,159
Ohio	0	63,226	0	63,226
Oregon	0	9,893	0	9,893
Pennsylvania	0	12,226	0	12,226
Texas	0	52,636	0	52,636
Virginia	0	1,411	0	1,411
Wisconsin	0	4,086	0	4,086
U.S. Government Agencies	0	1,258,098	0	1,258,098
U.S. Treasury Obligations	0	5,988,234	0	5,988,234
Non-Agency Mortgage-Backed Securities	0	64,235	0	64,235
Asset-Backed Securities	0	114,824	0	114,824
Sovereign Issues	0	532,309	0	532,309
Convertible Preferred Securities
Banking & Finance	23,937	0	0	23,937
Preferred Securities
Banking & Finance	32,539	900,100	0	932,639
Industrials	0	43,921	0	43,921
Utilities	0	43,503	0	43,503
Short-Term Instruments
Repurchase Agreements	0	58,390	0	58,390
U.S. Treasury Bills	0	1,859	0	1,859

	$56,476	$28,269,093	$87,798	$28,413,367
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$530	$0	$0	$530

Total Investments	$57,006	$28,269,093	$87,798	$28,413,897

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,646	6,972	0	8,618
Over the counter	0	47,682	0	47,682

	$1,646	$54,654	$0	$56,300
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(991)	(227)	0	(1,218)
Over the counter	0	(106,765)	0	(106,765)

	$(991)	$(106,992)	$0	$(107,983)

Total Financial Derivative Instruments	$655	$(52,338)	$0	$(51,683)

Totals	$57,661	$28,216,755	$87,798	$28,362,214

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO Low Duration Portfolio	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.5% ¤
CORPORATE BONDS & NOTES 17.9%
BANKING & FINANCE 13.8%
AerCap Ireland Capital DAC 3.875% due 01/23/2028	$500	$450
American Express Co.
2.250% due 03/04/2025	1,000	945
2.550% due 03/04/2027	6,250	5,695
3.375% due 05/03/2024	3,300	3,235
American Tower Corp. 1.300% due 09/15/2025	1,000	904
Arch Capital Group Ltd. 3.635% due 06/30/2050	600	417
Ares Finance Co. LLC 3.650% due 02/01/2052	700	429
Aviation Capital Group LLC 4.125% due 08/01/2025	800	747
Bank Leumi Le-Israel BM 5.125% due 07/27/2027	2,400	2,387
Bank of America Corp.
1.658% due 03/11/2027 •	6,100	5,404
1.734% due 07/22/2027 •	3,000	2,632
2.592% due 04/29/2031 •	7,000	5,716
3.093% due 10/01/2025 •	4,900	4,698
3.841% due 04/25/2025 •	1,000	977
4.271% due 07/23/2029 •	2,000	1,869
4.827% due 07/22/2026 •	10,000	9,893
4.920% (SOFRRATE + 0.970%) due 07/22/2027 ~	700	678
Banque Federative du Credit Mutuel SA 5.203% (US0003M + 0.960%) due 07/20/2023 ~	5,600	5,608
Barclays PLC
4.338% due 05/16/2024 •	5,000	4,966
4.375% due 01/12/2026	7,000	6,782
4.972% due 05/16/2029 •	1,800	1,694
Blackstone Holdings Finance Co. LLC 1.625% due 08/05/2028	2,500	2,039
BNP Paribas SA
1.904% due 09/30/2028 •	10,500	8,759
3.375% due 01/09/2025	2,350	2,263
BOC Aviation Ltd. 5.849% (US0003M + 1.125%) due 09/26/2023 ~	2,800	2,797
BPCE SA
1.000% due 01/20/2026	1,700	1,492
4.000% due 09/12/2023	3,000	2,967
5.700% due 10/22/2023	750	745
Brixmor Operating Partnership LP 3.650% due 06/15/2024	500	485
Brookfield Finance, Inc. 4.250% due 06/02/2026	1,070	1,032
Citigroup, Inc.
2.572% due 06/03/2031 •(a)	2,500	2,027
2.976% due 11/05/2030 •	450	379
3.668% due 07/24/2028 •	700	644
3.700% due 01/12/2026	600	578
5.850% (SOFRRATE + 1.528%) due 03/17/2026 ~(a)	12,000	12,035
Cooperatieve Rabobank UA 4.655% due 08/22/2028 •	900	865
Corebridge Financial, Inc. 3.850% due 04/05/2029	3,900	3,560
Corporate Office Properties LP 2.900% due 12/01/2033	750	534
Credit Suisse AG 0.520% due 08/09/2023	300	285
Credit Suisse Group AG
2.193% due 06/05/2026 •	1,000	855
2.593% due 09/11/2025 •	300	265
3.091% due 05/14/2032 •	3,900	2,702
3.869% due 01/12/2029 •	700	562
4.207% due 06/12/2024 •	750	731
4.550% due 04/17/2026	700	618
6.442% due 08/11/2028 •	5,650	5,154
Deutsche Bank AG
2.311% due 11/16/2027 •	800	679

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2022 (Unaudited)

3.035% due 05/28/2032 •(a)	3,400	2,585
3.961% due 11/26/2025 •	3,000	2,869
5.966% (US0003M + 1.230%) due 02/27/2023 ~	500	500
Equinix, Inc. 3.200% due 11/18/2029	600	524
Equitable Financial Life Global Funding 0.500% due 04/06/2023	3,000	2,969
Essex Portfolio LP 3.500% due 04/01/2025	850	820
Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028	600	568
5.625% due 08/16/2032	1,500	1,412
First American Financial Corp. 4.300% due 02/01/2023	728	727
GA Global Funding Trust
1.000% due 04/08/2024	4,700	4,405
1.950% due 09/15/2028	3,600	2,992
Goldman Sachs Group, Inc.
1.542% due 09/10/2027 •	100	86
2.640% due 02/24/2028 •	6,125	5,462
3.500% due 04/01/2025	1,875	1,805
3.691% due 06/05/2028 •	1,000	931
6.162% (SOFRRATE + 1.850%) due 03/15/2028 ~	5,000	4,927
6.334% (US0003M + 1.600%) due 11/29/2023 ~	8,000	8,062
Guardian Life Global Funding 1.100% due 06/23/2025	1,400	1,269
Healthpeak Properties, Inc. 3.250% due 07/15/2026	1,000	945
HSBC Holdings PLC
3.803% due 03/11/2025 •	4,900	4,766
3.950% due 05/18/2024 •	1,050	1,042
3.973% due 05/22/2030 •	2,600	2,281
4.292% due 09/12/2026 •	1,300	1,245
4.755% due 06/09/2028 •	3,350	3,172
Invitation Homes Operating Partnership LP 2.700% due 01/15/2034	400	293
JPMorgan Chase & Co.
1.578% due 04/22/2027 •	4,800	4,223
3.540% due 05/01/2028 •	4,300	3,963
3.797% due 07/23/2024 •	1,000	990
4.851% due 07/25/2028 •	10,000	9,764
Lazard Group LLC 3.750% due 02/13/2025	500	483
Lloyds Banking Group PLC
3.511% due 03/18/2026 •	2,500	2,377
3.574% due 11/07/2028 •	4,100	3,694
4.450% due 05/08/2025	1,400	1,374
4.582% due 12/10/2025	600	582
MassMutual Global Funding 3.400% due 03/08/2026	400	382
Mitsubishi UFJ Financial Group, Inc.
2.801% due 07/18/2024	5,000	4,808
4.080% due 04/19/2028 •	1,000	944
Mizuho Financial Group, Inc.
2.839% due 07/16/2025 •	300	286
5.387% (US0003M + 0.630%) due 05/25/2024 ~	4,000	3,979
Morgan Stanley
0.985% due 12/10/2026 •	1,700	1,491
2.239% due 07/21/2032 •	4,000	3,078
3.125% due 07/27/2026	1,000	934
3.737% due 04/24/2024 •	3,900	3,879
Nationwide Building Society 4.363% due 08/01/2024 •	4,085	4,032
NatWest Group PLC
1.642% due 06/14/2027 •	5,500	4,767
4.269% due 03/22/2025 •	900	881
6.274% (US0003M + 1.550%) due 06/25/2024 ~	1,800	1,801
New York Life Global Funding 0.950% due 06/24/2025	1,200	1,088
Nomura Holdings, Inc.
2.648% due 01/16/2025	3,000	2,835
2.999% due 01/22/2032	1,000	787
Pacific Life Global Funding II 1.375% due 04/14/2026	1,200	1,060
Physicians Realty LP 4.300% due 03/15/2027	700	661
Principal Life Global Funding 0.750% due 04/12/2024	8,600	8,127
Progressive Corp. 2.500% due 03/15/2027	1,900	1,752
Protective Life Global Funding 0.502% due 04/12/2023	3,000	2,963
Reinsurance Group of America, Inc. 3.950% due 09/15/2026	300	290
Santander Holdings USA, Inc.
2.490% due 01/06/2028 •	500	430

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2022 (Unaudited)

3.244% due 10/05/2026	1,000	929
4.400% due 07/13/2027	300	287
Santander U.K. Group Holdings PLC
1.089% due 03/15/2025 •	2,900	2,711
1.673% due 06/14/2027 •	1,000	851
3.823% due 11/03/2028 •	300	269
Santander U.K. PLC 5.000% due 11/07/2023	563	565
SMBC Aviation Capital Finance DAC 4.125% due 07/15/2023	1,300	1,287
Societe Generale SA 3.875% due 03/28/2024	1,000	977
Spirit Realty LP 3.400% due 01/15/2030	700	585
Standard Chartered PLC
3.265% due 02/18/2036 •	800	593
3.785% due 05/21/2025 •	3,000	2,897
3.885% due 03/15/2024 •	4,000	3,981
6.063% (SOFRRATE + 1.740%) due 03/30/2026 ~	3,000	2,952
Sumitomo Mitsui Financial Group, Inc.
2.348% due 01/15/2025	3,000	2,841
2.448% due 09/27/2024	1,700	1,617
2.696% due 07/16/2024	3,900	3,742
SURA Asset Management SA 4.375% due 04/11/2027	1,000	930
SVB Financial Group 3.500% due 01/29/2025	1,600	1,538
Svenska Handelsbanken AB 1.418% due 06/11/2027 •	3,400	2,982
Synchrony Financial 4.250% due 08/15/2024	500	489
Truist Financial Corp. 1.950% due 06/05/2030	1,000	806
UBS Group AG
4.125% due 04/15/2026	3,500	3,361
4.703% due 08/05/2027 •	4,100	3,968
Wells Fargo & Co.
3.550% due 09/29/2025	200	193
4.300% due 07/22/2027	4,000	3,856
Welltower, Inc. 4.000% due 06/01/2025	4,500	4,387
WP Carey, Inc.
4.000% due 02/01/2025	1,000	975
4.250% due 10/01/2026	500	482

		307,591

INDUSTRIALS 2.8%
7-Eleven, Inc. 0.800% due 02/10/2024	6,000	5,712
Adventist Health System 2.952% due 03/01/2029	2,500	2,145
Aker BP ASA 2.000% due 07/15/2026	700	619
American Airlines Pass-Through Trust 3.375% due 11/01/2028	1,189	994
Arrow Electronics, Inc.
3.875% due 01/12/2028	700	637
4.500% due 03/01/2023	1,800	1,796
BAT International Finance PLC 3.950% due 06/15/2025	1,000	961
Bayer U.S. Finance LLC 3.875% due 12/15/2023	2,000	1,972
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026	607	580
Dell International LLC 6.020% due 06/15/2026	3,100	3,166
Energy Transfer LP 4.500% due 11/01/2023	5,691	5,651
FactSet Research Systems, Inc. 3.450% due 03/01/2032	500	421
Flex Ltd. 4.750% due 06/15/2025	1,200	1,180
Global Payments, Inc. 2.900% due 11/15/2031	500	396
Harvest Operations Corp. 1.000% due 04/26/2024	9,800	9,264
HCA, Inc. 3.125% due 03/15/2027	4,000	3,643
Hyundai Capital America 5.875% due 04/07/2025	500	502
JetBlue Pass-Through Trust 2.750% due 11/15/2033	2,165	1,782
Marriott International, Inc. 2.750% due 10/15/2033	900	689

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2022 (Unaudited)

Nissan Motor Co. Ltd.
4.345% due 09/17/2027	1,500	1,362
4.810% due 09/17/2030	300	255
Quanta Services, Inc. 2.900% due 10/01/2030	750	618
Reliance Steel & Aluminum Co. 2.150% due 08/15/2030	500	395
Starbucks Corp. 4.548% (SOFRINDX + 0.420%) due 02/14/2024 ~	1,300	1,293
Sutter Health 2.294% due 08/15/2030	2,800	2,271
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023	750	748
United Airlines Pass-Through Trust
2.700% due 11/01/2033	354	286
2.900% due 11/01/2029	1,318	1,061
4.150% due 10/11/2025	779	755
4.550% due 02/25/2033	1,316	1,110
5.875% due 04/15/2029	2,055	2,029
Warnermedia Holdings, Inc. 3.755% due 03/15/2027	6,100	5,502
Woodside Finance Ltd. 3.700% due 03/15/2028	700	634
WRKCo, Inc. 3.900% due 06/01/2028	800	737
Zimmer Biomet Holdings, Inc. 3.550% due 04/01/2025	900	870

		62,036

UTILITIES 1.3%
Avangrid, Inc. 3.150% due 12/01/2024	2,000	1,913
Berkshire Hathaway Energy Co. 3.700% due 07/15/2030	165	151
NBN Co. Ltd. 1.450% due 05/05/2026	4,300	3,799
Pacific Gas & Electric Co.
4.250% due 08/01/2023	1,200	1,194
4.400% due 03/01/2032	3,000	2,626
4.950% due 06/08/2025	1,700	1,675
5.450% due 06/15/2027	1,600	1,580
Plains All American Pipeline LP 4.500% due 12/15/2026	700	673
Puget Energy, Inc. 2.379% due 06/15/2028	1,200	1,023
Southern California Edison Co. 4.963% (SOFRRATE + 0.640%) due 04/03/2023 ~	4,100	4,094
Texas Electric Market Stabilization Funding N LLC 4.265% due 08/01/2036	11,000	10,464
Verizon Communications, Inc. 4.016% due 12/03/2029	820	768

		29,960

Total Corporate Bonds & Notes (Cost $427,675)		399,587

MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.1%
Los Angeles Community College District, California General Obligation Bonds, Series 2020 2.106% due 08/01/2032	1,000	801
University of California Revenue Notes, Series 2020 1.316% due 05/15/2027	2,600	2,244

		3,045

FLORIDA 0.1%
Miami-Dade County, Florida Revenue Notes, Series 2021
1.154% due 10/01/2025	2,000	1,808
1.471% due 10/01/2026	700	616

		2,424

IDAHO 0.1%
Idaho Energy Resources Authority Revenue Notes, Series 2017 2.297% due 09/01/2023	1,200	1,186

MASSACHUSETTS 0.0%
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009 6.423% due 05/01/2029	40	40

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2022 (Unaudited)

NEW YORK 0.1%
New York State Urban Development Corp. Revenue Notes, Series 2020 1.346% due 03/15/2026	2,300	2,065

OREGON 0.1%
Oregon Department of Transportation State Revenue Notes, Series 2020 1.084% due 11/15/2027	2,000	1,693

TEXAS 0.2%
Houston Community College System, Texas General Obligation Notes, Series 2021 5.000% due 02/15/2029	1,800	1,780
Williamson County, Texas General Obligation Notes, Series 2021 0.640% due 02/15/2026	2,500	2,185

		3,965

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 2.951% due 06/01/2031	300	243
Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
1.497% due 06/01/2024	2,200	2,087
1.820% due 06/01/2026	800	709

		3,039

WISCONSIN 0.0%
Wisconsin State Revenue Notes, Series 2021 1.486% due 05/01/2029	600	490

Total Municipal Bonds & Notes (Cost $19,099)		17,947

U.S. GOVERNMENT AGENCIES 7.3%
Fannie Mae
0.750% due 11/25/2050	2,562	1,884
3.398% due 12/25/2046 •	623	608
3.457% due 01/25/2047 •	613	592
3.547% due 10/25/2046 •	749	730
3.671% due 07/01/2034 •	48	49
3.830% due 10/01/2037 •	62	63
4.629% due 06/25/2037 ~	46	45
4.839% due 07/25/2049 •	1,631	1,583
4.899% due 03/25/2041 ~	828	817
Federal Home Loan Bank 1.050% due 08/13/2026	4,800	4,243
Freddie Mac
0.650% due 10/27/2025	9,200	8,234
0.800% due 10/28/2026	9,200	8,021
1.000% due 12/15/2040 - 05/25/2047	3,633	3,292
2.500% due 09/25/2048	1,820	1,649
3.000% due 08/15/2046	672	634
3.218% due 06/01/2037 •	69	69
3.414% due 07/15/2041 ~	931	926
3.604% due 10/15/2037 ~	722	710
4.000% due 09/01/2048 - 10/01/2048	3,057	2,917
4.500% due 02/01/2049	2,179	2,140
Ginnie Mae
1.500% due 10/20/2045	1,775	1,528
3.114% due 04/20/2066 •	2,201	2,169
3.494% due 12/20/2064 •	1,368	1,342
3.547% due 04/20/2066 ~	3,083	3,045
3.613% due 09/20/2065 •	829	822
3.672% due 01/20/2067 •	1,250	1,237
4.184% due 06/20/2065 •	633	623
4.192% due 08/20/2065 •	1,327	1,317
4.302% due 02/20/2067 •	1,120	1,112
4.362% due 10/20/2065 •	1,475	1,460
4.382% due 07/20/2063 ~	301	300
4.412% due 06/20/2065 •	982	969
4.442% due 03/20/2065 ~	1,255	1,239
4.492% due 11/20/2065 ~	501	499
4.612% due 02/20/2066 ~	8	8
Uniform Mortgage-Backed Security
3.000% due 01/01/2035	825	775
4.500% due 08/01/2048 - 01/01/2049	729	712
5.500% due 04/01/2034 - 04/01/2039	101	104
Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2053	1,500	1,407

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2022 (Unaudited)

4.500% due 02/01/2053	107,400	103,393

Total U.S. Government Agencies (Cost $169,298)		163,267

U.S. TREASURY OBLIGATIONS 57.2%
U.S. Treasury Notes
0.375% due 07/15/2024 (d)	24,000	22,486
2.625% due 04/15/2025 (d)	14,600	14,055
2.750% due 05/15/2025	15,200	14,659
4.375% due 10/31/2024	500,000	498,613
4.500% due 11/30/2024	722,900	722,985

Total U.S. Treasury Obligations (Cost $1,280,992)		1,272,798

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.6%
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	7,000	6,509
Atrium Hotel Portfolio Trust 5.268% due 06/15/2035 ~	3,400	3,285
Banc of America Commercial Mortgage Trust 3.441% due 09/15/2048	2,456	2,322
BANK
2.808% due 10/17/2052	2,500	2,268
3.279% due 11/15/2054	786	722
3.623% due 04/15/2052	3,000	2,830
Barclays Commercial Mortgage Securities Trust 3.488% due 02/15/2050	1,261	1,207
Benchmark Mortgage Trust 3.615% due 03/15/2062	4,100	3,879
BX Commercial Mortgage Trust 5.048% due 10/15/2036 •	969	932
BX Trust
5.085% (TSFR1M + 0.749%) due 04/15/2039 ~	2,000	1,847
5.217% due 10/15/2036 ~	6,300	6,004
Citigroup Commercial Mortgage Trust
3.268% due 09/15/2050	1,301	1,241
3.297% due 10/12/2050	4,126	3,926
Commercial Mortgage Trust
3.178% due 02/10/2035	4,900	4,535
3.244% due 10/10/2029	2,000	1,869
3.550% due 02/10/2049	726	703
4.181% due 05/10/2051	1,026	986
CSAIL Commercial Mortgage Trust 3.314% due 11/15/2049	2,793	2,690
EQUS Mortgage Trust 5.073% due 10/15/2038 •	6,900	6,651
GCT Commercial Mortgage Trust 5.118% due 02/15/2038 •	5,000	4,650
GS Mortgage Securities Corp. 7.736% due 08/15/2039 ~	2,300	2,321
GS Mortgage Securities Trust 3.801% due 01/10/2047	709	698
Hawaii Hotel Trust 5.468% due 05/15/2038 •	3,400	3,307
Hilton USA Trust 3.719% due 11/05/2038	2,000	1,814
InTown Mortgage Trust 6.825% due 08/15/2039 ~	4,000	3,984
JP Morgan Chase Commercial Mortgage Securities Trust
4.248% due 07/05/2033	2,800	2,620
5.372% due 07/05/2033 •	2,033	1,913
5.618% due 03/15/2036 •	6,800	6,520
JPMDB Commercial Mortgage Securities Trust 3.242% due 10/15/2050	1,064	1,012
LUXE Commercial Mortgage Trust 5.368% due 10/15/2038 ~	588	564
MAD Mortgage Trust 3.188% due 08/15/2034 ~	7,100	6,629
Morgan Stanley Capital Trust
2.606% due 08/15/2049	427	405
2.860% due 11/15/2049	2,367	2,258
5.487% due 12/15/2023 •	4,700	4,507
Morgan Stanley Mortgage Capital Holdings Trust 3.397% due 09/13/2039	3,400	2,989
New Orleans Hotel Trust 5.307% due 04/15/2032 •	2,700	2,570
SFO Commercial Mortgage Trust 5.468% due 05/15/2038 ~	2,100	1,930
SREIT Trust 5.018% due 10/15/2038 ~	2,400	2,308
Starwood Mortgage Trust 5.176% due 11/15/2036 ~	2,550	2,461
UBS Commercial Mortgage Trust
3.215% due 08/15/2050	2,527	2,399
3.460% due 04/15/2052	3,200	2,977
3.903% due 02/15/2051	1,500	1,442

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2022 (Unaudited)

4.119% due 06/15/2051	2,000	1,922
Wells Fargo Commercial Mortgage Trust
2.514% due 08/15/2049	912	869
2.911% due 06/15/2049	690	661
3.390% due 11/15/2050	1,178	1,128
4.147% due 06/15/2051	600	579
5.328% due 02/15/2037 •	4,000	3,852

Total Non-Agency Mortgage-Backed Securities (Cost $129,753)		125,695

ASSET-BACKED SECURITIES 11.6%
ACREC Ltd. 5.476% due 10/16/2036 ~	1,500	1,446
American Express Credit Account Master Trust 4.950% due 10/15/2027	3,800	3,831
Anchorage Capital CLO Ltd. 5.219% due 07/15/2032 •	5,000	4,876
Apex Credit CLO Ltd. 5.736% due 09/20/2029 ~	2,057	2,024
Apidos CLO 5.159% due 04/15/2031 •	750	739
Apres Static CLO Ltd. 5.149% due 10/15/2028 ~	960	949
Arbor Realty Commercial Real Estate Notes Ltd. 5.668% due 11/15/2036 •	3,000	2,901
AREIT Trust
5.076% due 01/16/2037 ~	3,327	3,180
5.419% due 11/17/2038 ~	6,491	6,215
5.710% due 09/14/2036 ~	141	138
6.567% due 06/17/2039 ~	7,000	6,949
Ares CLO Ltd.
5.244% due 04/18/2031 •	3,400	3,340
5.375% due 04/22/2031 •	2,000	1,966
Atlas Senior Loan Fund Ltd.
5.169% due 01/15/2031 ~	1,473	1,445
5.405% due 04/22/2031 •	1,300	1,266
Babson CLO Ltd. 5.233% due 01/20/2031 •	2,000	1,969
BDS Ltd.
5.689% due 12/16/2036 ~	4,300	4,172
6.121% due 03/19/2039 ~	5,500	5,354
6.461% due 08/19/2038 ~	2,400	2,366
BPCRE Holder LLC 6.725% due 01/16/2037 •	7,000	6,908
BSPRT Issuer Ltd. 6.632% due 07/15/2039 •	4,500	4,403
Capital One Multi-Asset Execution Trust 4.950% due 10/15/2027	5,200	5,244
Carlyle Global Market Strategies CLO Ltd. 5.405% due 04/22/2032 ~	1,800	1,765
Cedar Funding CLO Ltd. 5.243% due 01/20/2031 •	6,050	5,980
CLNC Ltd. 5.689% due 08/20/2035 •	1,804	1,773
Crestline Denali CLO Ltd. 5.465% due 10/23/2031 ~	4,600	4,514
Dell Equipment Finance Trust 4.140% due 07/22/2027	2,000	1,959
DLLAD LLC 0.640% due 09/21/2026	2,800	2,608
DLLST LLC
3.400% due 01/21/2025	9,750	9,488
3.690% due 09/20/2028	1,300	1,249
ECMC Group Student Loan Trust
5.139% due 02/27/2068 •	1,338	1,273
5.189% due 09/25/2068 ~	2,202	2,100
5.389% due 07/25/2069 •	3,052	2,987
5.389% due 01/27/2070 •	1,505	1,496
5.439% due 05/25/2067 ~	821	791
Fortress Credit Investments Ltd. 5.761% due 02/23/2039 ~	3,000	2,889
FS Rialto Issuer LLC 5.708% due 01/19/2039 •	6,500	6,344
Greystone Commercial Real Estate Notes Ltd. 5.498% due 09/15/2037 •	1,394	1,373
HGI CRE CLO Ltd. 5.508% due 04/20/2037 ~	3,200	3,150
LCCM Trust 5.518% due 12/13/2038 ~	1,960	1,902
LCM Ltd. 5.323% due 04/20/2031 ~	2,000	1,955
LMREC LLC 5.436% due 04/22/2037 ~	1,946	1,928
LoanCore Issuer Ltd.
5.358% due 01/17/2037 ~	2,300	2,231
5.618% due 11/15/2038 ~	4,600	4,399

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2022 (Unaudited)

Louisiana Local Government Environmental Facilities & Community Development Authority 4.275% due 02/01/2036	2,200	2,049
MF1 LLC 6.956% due 09/17/2037 ~	3,200	3,188
MF1 Ltd. 5.176% due 02/19/2037 ~	5,000	4,817
MF1 Multifamily Housing Mortgage Loan Trust 5.300% due 07/15/2036 ~	2,353	2,297
MMAF Equipment Finance LLC 5.570% due 09/09/2025	6,600	6,613
Navient Private Education Loan Trust 5.768% due 07/16/2040 •	2,599	2,563
Navient Student Loan Trust 5.539% due 07/26/2066 ~	5,284	5,200
Nelnet Student Loan Trust
4.989% due 03/25/2030 •	112	111
5.383% due 04/20/2062 •	4,800	4,489
Newark BSL CLO Ltd. 5.328% due 07/25/2030 ~	695	687
Oaktree CLO Ltd. 5.435% due 04/22/2030 •	3,000	2,934
OSD CLO Ltd. 4.949% due 04/17/2031 ~	2,491	2,450
OZLM Ltd. 5.403% due 07/20/2032 ~	1,800	1,756
Palmer Square Loan Funding Ltd. 4.879% due 10/15/2029 ~	1,265	1,246
Pawneee Equipment Receivables LLC 4.840% due 02/15/2028	2,700	2,679
PFP Ltd.
5.326% due 08/09/2037 •	2,420	2,317
6.600% due 08/19/2035 ~	4,600	4,519
Ready Capital Mortgage Financing LLC
5.339% due 07/25/2036 •	2,407	2,282
5.389% due 04/25/2038 •	2,634	2,563
6.875% due 10/25/2039 •	2,996	2,991
Saranac CLO Ltd. 5.873% due 08/13/2031 ~	4,200	4,070
Shelter Growth CRE Issuer Ltd. 6.617% due 06/17/2037 ~	8,600	8,556
SLC Student Loan Trust
4.666% due 05/15/2029 ~	483	467
5.574% due 11/25/2042 ~	168	167
SLM Private Education Loan Trust 9.068% due 10/15/2041 •	2,561	2,750
SLM Student Loan Trust
4.478% due 01/25/2027 •	31	31
4.498% due 10/25/2028 •	464	462
SMB Private Education Loan Trust
3.630% due 11/15/2035	7,462	7,020
4.668% due 02/16/2055 •	1,088	1,056
5.048% due 01/15/2053 •	3,349	3,208
Starwood Commercial Mortgage Trust 5.526% due 04/18/2038 ~	7,000	6,787
THL Credit Wind River CLO Ltd. 5.159% due 04/15/2031 ~	3,700	3,601
TPG Real Estate Finance Issuer Ltd.
5.458% due 02/15/2039 ~	4,100	4,005
5.590% due 10/15/2034 •	554	547
Venture CLO Ltd.
5.233% due 07/20/2030 •	4,000	3,930
5.263% due 04/20/2029 ~	647	640
5.575% due 07/30/2032 •	2,000	1,939
Vibrant CLO Ltd.
5.363% due 07/20/2032 •	3,900	3,837
5.696% due 06/20/2029 •	2,563	2,529
VMC Finance LLC 5.439% due 06/16/2036 ~	495	465
Wellfleet CLO Ltd.
5.133% due 04/20/2029 •	2,461	2,432
5.133% due 07/20/2029 •	3,641	3,594
5.303% due 10/20/2029 •	1,536	1,520

Total Asset-Backed Securities (Cost $261,309)		257,199

SOVEREIGN ISSUES 0.5%
Province of Ontario 3.050% due 01/29/2024	5,000	4,906
Province of Quebec
2.500% due 04/20/2026	2,200	2,071

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2022 (Unaudited)

2.625% due 02/13/2023	4,500	4,491

Total Sovereign Issues (Cost $11,704)		11,468

SHORT-TERM INSTRUMENTS 2.6%
REPURCHASE AGREEMENTS (b) 2.6%		57,436

Total Short-Term Instruments (Cost $57,436)		57,436

Total Investments in Securities (Cost $2,357,266)		2,305,397

Total Investments 103.5% (Cost $2,357,266)		$2,305,397
Financial Derivative Instruments (c)(f) (0.0)%(Cost or Premiums, net $130)		(48)
Other Assets and Liabilities, net (3.5)%		(78,665)

Net Assets 100.0%		$2,226,684

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	RESTRICTED SECURITIES:
Issuer Description					Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.				2.572%	06/03/2031	05/26/2020		$2,500	$2,027	0.09%
Citigroup, Inc.				5.850	03/17/2026	03/10/2022		12,000	12,035	0.54
Deutsche Bank AG				3.035	05/28/2032	08/05/2021 - 04/27/2022		3,171	2,585	0.12

								$17,671	$16,647	0.75%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$836		U.S. Treasury Bills 0.000% due 06/08/2023		$(853)	$836	$836
	4.280	12/30/2022	01/03/2023	56,600		U.S. Treasury Inflation Protected Securities 0.625% due 07/15/2032		(57,732)	56,600	56,627

Total Repurchase Agreements								$(58,585)	$57,436	$57,463

(1)	Includes accrued interest.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note March Futures				03/2023	894	$183,340	$98		$0	$(140)
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 5-Year Note March Futures				03/2023	540	$(58,282)	$(9)		$46	$0
U.S. Ultra Treasury Note March Futures				03/2023	701	(82,915)	1,027		44	0

							$1,018		$90	$0

Total Futures Contracts							$1,116		$90	$(140)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2023	0.674%	$2,400	$2	$3	$5	$0	$0
AT&T, Inc.	1.000	Quarterly	12/20/2023	0.867	5,400	68	(59)	9	1	0
AT&T, Inc.	1.000	Quarterly	06/20/2024	0.901	2,100	1	3	4	0	0
Boeing Co.	1.000	Quarterly	06/20/2026	1.265	1,200	(6)	(4)	(10)	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.564	2,000	33	(16)	17	0	1

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2022 (Unaudited)

General Electric Co.	1.000	Quarterly	06/20/2026	0.801	1,300	17	(8)	9	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.870	200	2	(1)	1	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2027	1.073	1,900	(2)	(3)	(5)	0	(1)

						$115	$(85)	$30	$1	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-39 5-Year Index	1.000%	Quarterly		12/20/2027	$48,500	$15	$391	$406	$2	$0

Total Swap Agreements						$130	$306	$436	$3	$(1)

(d)

Securities with an aggregate market value of $6,559 and cash of $15,137 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$307,591	$0	$307,591
Industrials						0	62,036	0	62,036
Utilities						0	29,960	0	29,960
Municipal Bonds & Notes
California						0	3,045	0	3,045
Florida						0	2,424	0	2,424
Idaho						0	1,186	0	1,186
Massachusetts						0	40	0	40
New York						0	2,065	0	2,065
Oregon						0	1,693	0	1,693
Texas						0	3,965	0	3,965
West Virginia						0	3,039	0	3,039
Wisconsin						0	490	0	490
U.S. Government Agencies						0	163,267	0	163,267
U.S. Treasury Obligations						0	1,272,798	0	1,272,798
Non-Agency Mortgage-Backed Securities						0	125,695	0	125,695
Asset-Backed Securities						0	257,199	0	257,199
Sovereign Issues						0	11,468	0	11,468
Short-Term Instruments
Repurchase Agreements						0	57,436	0	57,436

Total Investments						$0	$2,305,397	$0	$2,305,397

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						$0	$93	$0	$93

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						$0	$(141)	$0	$(141)

Total Financial Derivative Instruments						$0	$(48)	$0	$(48)

Totals						$0	$2,305,349	$0	$2,305,349

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO Moderate Duration Portfolio	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 151.9% ¤
CORPORATE BONDS & NOTES 23.2%
BANKING & FINANCE 18.2%
AIA Group Ltd.
3.125% due 03/13/2023	$1,600	$1,594
3.375% due 04/07/2030	7,500	6,607
American Tower Corp. 2.750% due 01/15/2027	6,200	5,629
Andrew W Mellon Foundation 0.947% due 08/01/2027	10,000	8,537
Aviation Capital Group LLC 4.125% due 08/01/2025	600	560
Banco Santander SA 1.849% due 03/25/2026	2,000	1,768
Bank of America Corp.
1.319% due 06/19/2026 •	6,500	5,859
1.658% due 03/11/2027 •	11,900	10,541
1.734% due 07/22/2027 •	7,200	6,317
1.922% due 10/24/2031 •	2,900	2,222
3.093% due 10/01/2025 •	11,000	10,546
3.194% due 07/23/2030 •	100	86
3.419% due 12/20/2028 •	5,842	5,300
3.593% due 07/21/2028 •	2,500	2,305
4.920% (SOFRRATE + 0.970%) due 07/22/2027 ~	3,300	3,195
Barclays PLC
2.667% due 03/10/2032 •	1,400	1,071
2.852% due 05/07/2026 •	6,000	5,581
2.894% due 11/24/2032 •	8,000	6,112
4.337% due 01/10/2028	10,800	10,053
4.375% due 01/12/2026	2,350	2,277
BNP Paribas SA
1.323% due 01/13/2027 •	4,100	3,588
1.904% due 09/30/2028 •	15,000	12,513
2.871% due 04/19/2032 •	7,050	5,529
3.052% due 01/13/2031 •	4,400	3,615
3.500% due 11/16/2027	1,700	1,565
BOC Aviation Ltd. 5.849% (US0003M + 1.125%) due 09/26/2023 ~	5,000	4,994
BPCE SA
1.000% due 01/20/2026	4,200	3,686
2.375% due 01/14/2025	6,900	6,441
4.500% due 03/15/2025	5,000	4,807
4.625% due 07/11/2024	350	341
5.700% due 10/22/2023	500	496
Brighthouse Financial Global Funding 1.550% due 05/24/2026	2,100	1,847
Brookfield Finance, Inc. 4.350% due 04/15/2030	550	501
Citigroup, Inc.
2.572% due 06/03/2031 •(b)	6,600	5,353
2.976% due 11/05/2030 •	3,628	3,058
3.980% due 03/20/2030 •	2,000	1,808
5.850% (SOFRRATE + 1.528%) due 03/17/2026 ~(b)	5,000	5,015
6.004% (US0003M + 1.250%) due 07/01/2026 ~	8,000	7,970
Cooperatieve Rabobank UA 1.339% due 06/24/2026 •	6,000	5,400
Credit Agricole SA 3.250% due 10/04/2024	5,000	4,816
Credit Suisse AG 3.625% due 09/09/2024	800	746
Credit Suisse Group AG
2.193% due 06/05/2026 •	8,850	7,566
3.091% due 05/14/2032 •	6,600	4,573
3.800% due 06/09/2023	6,300	6,136
4.550% due 04/17/2026	4,500	3,974
6.373% due 07/15/2026 •	8,000	7,518
Crown Castle, Inc. 3.800% due 02/15/2028	1,500	1,397
Deutsche Bank AG
2.222% due 09/18/2024 •	5,700	5,507
3.961% due 11/26/2025 •	200	191
4.100% due 01/13/2026	100	96

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2022 (Unaudited)

Discover Bank 3.450% due 07/27/2026	800	738
First American Financial Corp. 2.400% due 08/15/2031	2,100	1,540
GA Global Funding Trust
1.000% due 04/08/2024	12,500	11,716
1.625% due 01/15/2026	1,600	1,422
General Motors Financial Co., Inc. 5.250% due 03/01/2026	5,000	4,928
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •	14,100	12,380
1.542% due 09/10/2027 •	14,800	12,786
2.640% due 02/24/2028 •	1,475	1,315
3.615% due 03/15/2028 •	500	466
3.691% due 06/05/2028 •	7,175	6,678
4.223% due 05/01/2029 •	4,000	3,734
6.162% (SOFRRATE + 1.850%) due 03/15/2028 ~	2,500	2,464
HSBC Holdings PLC
1.645% due 04/18/2026 •	10,000	9,034
2.848% due 06/04/2031 •	1,550	1,240
3.803% due 03/11/2025 •	5,200	5,057
3.950% due 05/18/2024 •	6,600	6,549
3.973% due 05/22/2030 •	8,400	7,369
4.180% due 12/09/2025 •	2,000	1,944
4.292% due 09/12/2026 •	1,500	1,436
ING Groep NV
4.625% due 01/06/2026	6,900	6,746
5.334% (SOFRRATE + 1.010%) due 04/01/2027 ~	7,500	7,242
Invitation Homes Operating Partnership LP 2.000% due 08/15/2031	1,800	1,334
JPMorgan Chase & Co.
1.578% due 04/22/2027 •	12,100	10,646
1.953% due 02/04/2032 •	13,900	10,665
2.739% due 10/15/2030 •	2,700	2,270
3.540% due 05/01/2028 •	1,000	922
3.782% due 02/01/2028 •	2,400	2,246
4.565% due 06/14/2030 •	3,125	2,947
Kimco Realty Corp. 3.800% due 04/01/2027	2,000	1,871
KKR Group Finance Co. LLC 3.750% due 07/01/2029	1,600	1,442
LeasePlan Corp. NV 2.875% due 10/24/2024	2,000	1,878
Lloyds Banking Group PLC
3.574% due 11/07/2028 •	7,800	7,027
4.450% due 05/08/2025	8,000	7,854
4.550% due 08/16/2028	2,000	1,886
LSEGA Financing PLC 2.000% due 04/06/2028	1,400	1,195
Metropolitan Life Global Funding 1.875% due 01/11/2027	5,500	4,873
Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025	12,000	10,908
2.048% due 07/17/2030	6,000	4,746
2.757% due 09/13/2026	2,450	2,242
2.801% due 07/18/2024	1,400	1,346
3.850% due 03/01/2026	300	287
Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •	2,000	1,534
2.172% due 05/22/2032 •	15,450	11,782
3.477% due 04/12/2026	7,000	6,574
Morgan Stanley
2.239% due 07/21/2032 •	1,100	847
2.475% due 01/21/2028 •	27,150	24,162
3.591% due 07/22/2028 •	3,000	2,756
Nationwide Building Society 4.363% due 08/01/2024 •	5,800	5,725
NatWest Group PLC
1.642% due 06/14/2027 •	10,000	8,666
4.269% due 03/22/2025 •	6,000	5,870
4.800% due 04/05/2026	9,000	8,812
Nomura Holdings, Inc. 2.648% due 01/16/2025	2,000	1,890
Protective Life Global Funding 1.618% due 04/15/2026	3,000	2,697
RGA Global Funding 2.700% due 01/18/2029	2,500	2,123
Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •	5,000	4,409
1.673% due 06/14/2027 •	3,200	2,725
2.469% due 01/11/2028 •	2,700	2,309
3.373% due 01/05/2024 •	2,000	2,000
3.823% due 11/03/2028 •	4,000	3,581
4.796% due 11/15/2024 •	3,250	3,197
Santander U.K. PLC 5.000% due 11/07/2023	312	313

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2022 (Unaudited)

SBA Tower Trust 1.884% due 07/15/2050	8,000	7,046
Societe Generale SA
2.625% due 01/22/2025	3,200	3,011
4.000% due 01/12/2027	2,000	1,855
Standard Chartered PLC
0.991% due 01/12/2025 •	1,000	945
2.678% due 06/29/2032 •	2,900	2,194
Sumitomo Mitsui Financial Group, Inc.
2.632% due 07/14/2026	3,300	3,026
2.696% due 07/16/2024	6,000	5,758
3.040% due 07/16/2029	7,500	6,501
Svenska Handelsbanken AB 1.418% due 06/11/2027 •	11,100	9,735
UBS Group AG
2.095% due 02/11/2032 •	12,000	9,062
4.703% due 08/05/2027 •	7,400	7,162
Ventas Realty LP 4.125% due 01/15/2026	4,000	3,884
Wells Fargo & Co.
2.393% due 06/02/2028 •	2,800	2,475
3.000% due 10/23/2026	2,600	2,407
3.550% due 09/29/2025	1,200	1,155
3.584% due 05/22/2028 •	1,930	1,795
4.478% due 04/04/2031 •	10,000	9,398
Welltower, Inc. 4.250% due 04/01/2026	1,000	968

		582,925

INDUSTRIALS 3.0%
Adventist Health System 2.952% due 03/01/2029	4,299	3,689
Air Canada Pass-Through Trust 3.750% due 06/15/2029	378	330
American Airlines Pass-Through Trust
2.875% due 01/11/2036	1,600	1,292
3.375% due 11/01/2028	3,777	3,157
3.650% due 08/15/2030	2,275	2,029
4.000% due 01/15/2027	1,397	1,213
BAT International Finance PLC 3.950% due 06/15/2025	5,000	4,807
Bon Secours Mercy Health, Inc. 3.464% due 06/01/2030	12,000	10,752
British Airways Pass-Through Trust
2.900% due 09/15/2036	689	563
4.625% due 12/20/2025	111	108
Broadcom, Inc. 4.110% due 09/15/2028	4,078	3,800
CHRISTUS Health 4.341% due 07/01/2028	3,000	2,856
CommonSpirit Health 2.782% due 10/01/2030	4,700	3,888
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026	331	316
CVS Health Corp.
3.750% due 04/01/2030	5,700	5,181
4.300% due 03/25/2028	438	425
CVS Pass-Through Trust 7.507% due 01/10/2032	1,040	1,083
Georgetown University 2.247% due 04/01/2030	4,500	3,671
Hyundai Capital America 0.800% due 04/03/2023	4,100	4,053
Imperial Brands Finance PLC 3.125% due 07/26/2024	5,500	5,261
JetBlue Pass-Through Trust 2.750% due 11/15/2033	6,927	5,702
Owens Corning 3.400% due 08/15/2026	600	561
PeaceHealth Obligated Group 1.375% due 11/15/2025	3,100	2,782
Reliance Steel & Aluminum Co. 1.300% due 08/15/2025	4,400	3,980
Sabine Pass Liquefaction LLC 5.625% due 03/01/2025	2,000	2,004
Sutter Health
2.294% due 08/15/2030	7,700	6,245
3.695% due 08/15/2028	4,300	3,965
United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,769	1,432
3.100% due 01/07/2030	883	798
3.450% due 01/07/2030	663	559
4.550% due 02/25/2033	3,716	3,133

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2022 (Unaudited)

5.875% due 04/15/2029	7,272	7,179

		96,814

UTILITIES 2.0%
American Electric Power Co., Inc. 4.920% (US0003M + 0.480%) due 11/01/2023 ~	5,600	5,575
AT&T, Inc. 4.300% due 02/15/2030	5,699	5,380
Black Hills Corp. 1.037% due 08/23/2024	7,600	7,092
Israel Electric Corp. Ltd. 3.750% due 02/22/2032	2,300	2,021
National Rural Utilities Cooperative Finance Corp. 2.700% due 02/15/2023	5,000	4,990
NBN Co. Ltd. 1.450% due 05/05/2026	9,000	7,951
Pacific Gas & Electric Co.
3.000% due 06/15/2028	2,400	2,079
3.300% due 03/15/2027	3,000	2,673
4.950% due 06/08/2025	2,000	1,971
5.450% due 06/15/2027	3,500	3,457
Sempra Energy 3.400% due 02/01/2028	2,000	1,860
Southern California Gas Co. 5.103% (US0003M + 0.350%) due 09/14/2023 ~	2,000	1,995
Texas Electric Market Stabilization Funding N LLC
4.265% due 08/01/2036	10,900	10,369
4.966% due 02/01/2044	4,600	4,371

		61,784

Total Corporate Bonds & Notes (Cost $838,383)		741,523

MUNICIPAL BONDS & NOTES 4.7%
ALABAMA 0.0%
Alabama Economic Settlement Authority Revenue Bonds, Series 2016 4.263% due 09/15/2032	1,545	1,438

CALIFORNIA 1.5%
Bay Area Toll Authority, California Revenue Bonds, Series 2019 2.574% due 04/01/2031	8,500	7,455
California State University Revenue Notes, Series 2020
1.338% due 11/01/2027	1,000	846
1.490% due 11/01/2028	5,400	4,455
1.690% due 11/01/2029	4,400	3,563
1.740% due 11/01/2030	2,600	2,051
Fresno County, California Revenue Bonds, (NPFGC Insured), Series 2004 0.000% due 08/15/2030 (a)	4,200	2,766
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
1.711% due 06/01/2024	3,300	3,142
2.332% due 06/01/2027	8,000	7,006
Los Angeles County, California Redevelopment Refunding Authority Redev Agency Successor Agy Tax Allocation Notes, Series 2016 2.000% due 09/01/2023	400	392
Marin County, California Revenue Bonds, (NPFGC Insured), Series 2003 5.410% due 08/01/2026	2,495	2,516
Monterey Park, California Revenue Notes, Series 2021
1.630% due 06/01/2028	250	209
1.893% due 06/01/2030	300	240
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	500	606
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010 5.500% due 11/01/2025	3,975	4,030
University of California Revenue Notes, Series 2017
2.719% due 05/15/2024	500	487
3.063% due 07/01/2025	5,200	5,003
University of California Revenue Notes, Series 2020
1.316% due 05/15/2027	1,200	1,036
1.366% due 05/15/2027	3,000	2,595

		48,398

FLORIDA 0.0%
Miami-Dade County, Florida Aviation Revenue Notes, Series 2018 3.405% due 10/01/2024	300	293
Miami-Dade County, Florida Revenue Notes, Series 2021 1.936% due 10/01/2028	1,000	840

		1,133

HAWAII 0.4%
Hawaii State General Obligation Notes, Series 2020
0.802% due 10/01/2024	10,670	10,005

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2022 (Unaudited)

0.852% due 10/01/2025	3,850	3,487

		13,492

IDAHO 0.2%
Idaho Energy Resources Authority Revenue Notes, Series 2017
2.297% due 09/01/2023	2,100	2,075
2.447% due 09/01/2024	4,400	4,266

		6,341

KANSAS 0.1%
Wyandotte County-Kansas City Unified Government Utility System, Kansas Revenue Notes, Series 2020
1.861% due 09/01/2028	2,000	1,709
1.961% due 09/01/2029	600	502

		2,211

MICHIGAN 0.1%
Michigan Finance Authority Revenue Notes, Series 2019
2.466% due 12/01/2025	1,100	1,030
2.596% due 12/01/2026	1,400	1,286

		2,316

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997 0.000% due 02/15/2024 (a)	4,300	4,073

NEW YORK 1.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
5.355% due 11/15/2023	600	603
6.814% due 11/15/2040	500	524
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010 5.008% due 08/01/2027	900	899
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2018 3.250% due 08/01/2023	805	799
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2019
2.010% due 05/01/2025	3,000	2,805
2.980% due 11/01/2027	7,000	6,340
New York State Dormitory Authority Revenue Notes, Series 2020 2.727% due 02/15/2029	2,145	1,857
New York State Thruway Authority Revenue Bonds, Series 2019 2.900% due 01/01/2035	2,100	1,726
New York State Urban Development Corp. Revenue Notes, Series 2019 2.150% due 03/15/2025	5,600	5,295
New York State Urban Development Corp. Revenue Notes, Series 2020
1.496% due 03/15/2027	9,400	8,194
1.777% due 03/15/2028	4,000	3,431
Port Authority of New York & New Jersey Revenue Bonds, Series 2009 5.859% due 12/01/2024	2,500	2,530

		35,003

OHIO 0.2%
JobsOhio Beverage System Revenue Bonds, Series 2013 3.985% due 01/01/2029	6,035	5,855

SOUTH DAKOTA 0.1%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2021
1.245% due 06/01/2025	1,800	1,644
1.495% due 06/01/2026	2,500	2,210

		3,854

TEXAS 0.3%
Houston Community College System, Texas General Obligation Notes, Series 2021 5.000% due 02/15/2029	2,000	1,978
North Texas Tollway Authority Revenue Notes, Series 2020 1.464% due 01/01/2027	2,750	2,398
Texas Transportation Commission State Highway Fund Revenue Bonds, (BABs), Series 2010 5.028% due 04/01/2026	2,205	2,220
Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2020 4.000% due 10/01/2033	2,500	2,277

		8,873

UTAH 0.1%
Utah Municipal Power Agency Revenue Bonds, Series 2016 3.237% due 07/01/2028	2,000	1,829
Utah State General Obligation Bonds, (BABs), Series 2009 4.554% due 07/01/2024	260	259

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2022 (Unaudited)

Utah State General Obligation Bonds, (BABs), Series 2010 3.539% due 07/01/2025	367	360

		2,448

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
1.820% due 06/01/2026	3,300	2,926
2.020% due 06/01/2027	4,400	3,796
2.351% due 06/01/2028	3,000	2,546

		9,268

WISCONSIN 0.2%
Wisconsin State Revenue Notes, Series 2020
2.196% due 05/01/2027	3,300	2,964
2.299% due 05/01/2028	2,100	1,850

		4,814

Total Municipal Bonds & Notes (Cost $167,082)		149,517

U.S. GOVERNMENT AGENCIES 39.6%
Fannie Mae
0.750% due 11/25/2050	15,854	11,658
3.190% due 03/25/2036 •	340	330
3.289% due 11/25/2046 •	2,202	2,142
3.308% due 11/25/2046 •	238	231
3.333% due 12/25/2056 ~	1,548	1,502
3.398% due 12/25/2046 •	2,726	2,661
3.448% due 11/25/2046 ~	215	209
3.457% due 01/25/2047 •	2,454	2,369
3.489% due 07/25/2046 •	113	110
3.547% due 10/25/2046 •	3,753	3,657
3.671% due 07/01/2034 •	137	139
3.830% due 10/01/2037 •	185	189
4.266% due 11/25/2045 •	418	406
4.629% due 06/25/2037 ~	162	158
4.689% due 12/25/2045 ~	260	254
4.739% due 03/25/2035 - 03/25/2046 •	504	492
5.119% due 06/25/2040 •	170	168
Freddie Mac
1.000% due 12/15/2040 - 05/25/2047	28,877	25,387
1.250% due 12/15/2044	1,710	1,381
2.491% due 12/25/2028	4,948	4,634
2.500% due 09/25/2048	4,685	4,245
3.000% due 10/01/2046 - 05/01/2048	15,062	13,429
3.106% due 08/15/2040 ~	1,313	1,277
3.210% due 07/15/2040 •	2,232	2,222
3.258% due 10/15/2040 ~	1,203	1,172
3.414% due 07/15/2041 ~	3,723	3,704
3.500% due 06/01/2044 - 10/01/2048	1,046	974
3.604% due 10/15/2037 ~	3,657	3,596
3.665% due 03/15/2042 •	2,565	2,565
4.000% due 09/01/2048 - 05/01/2049	9,850	9,407
4.500% due 10/01/2048 - 02/01/2049	3,843	3,771
4.618% due 09/15/2035 ~	9	9
4.718% due 02/15/2041 ~	193	189
4.768% due 04/15/2041 •	58	57
4.788% due 11/15/2036 •	53	52
4.868% due 04/15/2041 ~	234	230
4.868% due 04/15/2041 •	234	230
Ginnie Mae
1.500% due 10/20/2045	6,116	5,265
3.000% due 01/20/2067	5,278	5,064
3.114% due 04/20/2066 •	5,732	5,648
3.430% due 03/20/2066 ~	2,233	2,207
3.494% due 12/20/2064 •	3,497	3,428
3.500% due 09/20/2045	1,574	1,468
3.547% due 04/20/2066 ~	6,039	5,966
3.613% due 09/20/2065 •	3,318	3,289
3.672% due 01/20/2067 •	4,700	4,653
4.292% due 08/20/2066 •	1	1
4.382% due 07/20/2063 ~	1,149	1,142
4.393% due 12/20/2066 •	4,746	4,714
4.412% due 06/20/2065 •	7,561	7,460
4.417% due 07/20/2065 •	234	232
4.442% due 03/20/2065 ~	3,404	3,361
4.492% due 11/20/2065 - 06/20/2066 ~	5,603	5,580
4.511% due 09/20/2065 •	288	284
4.522% due 08/20/2061 ~	1	1
4.572% due 09/20/2063 •	113	113
4.592% due 10/20/2063 ~	165	164
4.612% due 02/20/2066 ~	26	26
4.642% due 05/20/2066 •	3,217	3,177

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2022 (Unaudited)

Ginnie Mae, TBA 2.500% due 01/01/2053 - 02/01/2053	120,300	104,364
Tennessee Valley Authority STRIPS 7.125% due 05/01/2030	10,000	11,593
Uniform Mortgage-Backed Security
3.000% due 01/01/2035 - 03/01/2050	20,186	18,101
3.500% due 03/01/2024 - 07/01/2048	8,582	8,166
4.000% due 05/01/2047 - 09/01/2048	5,391	5,148
4.500% due 08/01/2048	4,580	4,476
5.000% due 04/01/2023 - 11/01/2044	2,001	2,025
5.500% due 04/01/2023 - 02/01/2042	878	905
Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2053	158,300	134,220
3.000% due 02/01/2052 - 02/01/2053	556,500	488,939
3.500% due 02/01/2053	205,500	186,841
4.000% due 03/01/2053	32,200	30,218
4.500% due 02/01/2053	108,400	104,355

Total U.S. Government Agencies (Cost $1,301,234)		1,267,800

U.S. TREASURY OBLIGATIONS 16.9%
U.S. Treasury Notes
0.750% due 01/31/2028	50,000	42,527
1.125% due 02/29/2028	42,800	37,067
1.250% due 04/30/2028 (e)	21,500	18,658
2.500% due 03/31/2027	231,200	217,003
2.625% due 07/31/2029	60,000	55,262
2.875% due 04/30/2029	60,000	56,202
3.875% due 11/30/2027	35,700	35,510
4.500% due 11/30/2024	80,000	80,010

Total U.S. Treasury Obligations (Cost $579,552)		542,239

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.9%
225 Liberty Street Trust 3.597% due 02/10/2036	1,200	1,095
Banc of America Commercial Mortgage Trust 3.441% due 09/15/2048	4,174	3,947
BANK
1.805% due 11/15/2053	6,000	5,075
2.808% due 10/17/2052	1,600	1,452
2.897% due 11/15/2062	3,728	3,413
2.933% due 09/15/2062	10,300	9,336
3.432% due 05/15/2062	2,000	1,865
3.623% due 04/15/2052	2,500	2,358
Benchmark Mortgage Trust
2.615% due 12/15/2054	1,626	1,411
2.888% due 08/15/2057	4,319	3,932
2.957% due 12/15/2062	6,100	5,598
3.780% due 02/15/2051 ~	1,100	1,058
4.232% due 01/15/2052	5,700	5,444
BX Commercial Mortgage Trust 5.048% due 10/15/2036 •	1,192	1,147
Cantor Commercial Real Estate Lending 2.817% due 11/15/2052	8,300	7,522
Commercial Mortgage Trust
2.873% due 08/15/2057	1,700	1,542
3.091% due 10/10/2049	3,700	3,399
3.432% due 08/10/2048	954	909
3.497% due 05/10/2048	1,500	1,426
3.510% due 09/10/2050	4,200	3,863
3.694% due 08/10/2047	2,200	2,128
3.796% due 08/10/2047	3,250	3,145
3.902% due 07/10/2050	2,200	2,109
4.228% due 05/10/2051	3,800	3,586
Credit Suisse Commercial Mortgage Trust 5.285% due 06/15/2034 •	135	128
Credit Suisse Mortgage Capital Trust 5.668% due 10/15/2037 •	5,300	5,175
CSAIL Commercial Mortgage Trust
2.957% due 09/15/2052	9,031	8,277
3.808% due 11/15/2048	5,600	5,337
DBUBS Mortgage Trust 3.452% due 10/10/2034	6,100	5,740
Extended Stay America Trust 5.398% due 07/15/2038 ~	25,283	24,593
GS Mortgage Securities Corp. 7.736% due 08/15/2039 ~	1,700	1,716
GS Mortgage Securities Corp. Trust 3.419% due 10/10/2032	1,410	1,374
GS Mortgage Securities Trust
3.396% due 02/10/2048	2,600	2,492
3.801% due 01/10/2047	2,246	2,210
3.871% due 07/10/2046 ~	7,000	6,957
HPLY Trust 5.318% due 11/15/2036 •	4,211	4,110

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2022 (Unaudited)

Independence Plaza Trust 3.763% due 07/10/2035	3,300	3,095
JP Morgan Chase Commercial Mortgage Securities Trust 5.418% due 12/15/2036 •	6,000	5,568
JPMBB Commercial Mortgage Securities Trust
3.144% due 06/15/2049	2,900	2,687
3.611% due 05/15/2048	2,000	1,905
3.639% due 11/15/2047	3,000	2,885
3.670% due 09/15/2047	1,690	1,635
3.801% due 08/15/2048	1,302	1,239
JPMDB Commercial Mortgage Securities Trust
2.982% due 11/13/2052	3,200	2,904
2.994% due 12/15/2049	238	226
LUXE Commercial Mortgage Trust 5.368% due 10/15/2038 ~	1,038	995
Morgan Stanley Bank of America Merrill Lynch Trust 3.306% due 04/15/2048	2,000	1,897
Morgan Stanley Capital Trust
2.606% due 08/15/2049	995	944
3.067% due 11/15/2052	6,200	5,660
3.587% due 12/15/2050	700	647
3.809% due 12/15/2048	2,000	1,892
5.487% due 12/15/2023 •	8,300	7,960
NYO Commercial Mortgage Trust 5.413% due 11/15/2038 ~	18,000	16,369
SFO Commercial Mortgage Trust 5.468% due 05/15/2038 ~	7,100	6,527
SREIT Trust 5.018% due 10/15/2038 ~	3,500	3,366
UBS Commercial Mortgage Trust
2.866% due 10/15/2052	7,069	6,406
2.987% due 12/15/2052	930	845
3.366% due 10/15/2050	2,559	2,431
3.504% due 12/15/2050	8,252	7,895
3.903% due 02/15/2051	3,500	3,366
4.195% due 08/15/2051	1,200	1,153
Wells Fargo Commercial Mortgage Trust
2.651% due 02/15/2053	1,400	1,254
2.652% due 08/15/2049	1,600	1,448
2.788% due 07/15/2048	168	161
3.306% due 05/15/2048	124	120
3.311% due 06/15/2052	4,750	4,231
3.461% due 07/15/2058	448	436
3.540% due 05/15/2048	1,500	1,429
4.147% due 06/15/2051	1,400	1,352
5.328% due 02/15/2037 •	6,700	6,451

Total Non-Agency Mortgage-Backed Securities (Cost $275,719)		252,248

ASSET-BACKED SECURITIES 9.9%
ACREC Ltd. 5.476% due 10/16/2036 ~	4,400	4,242
American Express Credit Account Master Trust 4.950% due 10/15/2027	2,500	2,521
Anchorage Capital CLO Ltd.
5.219% due 07/15/2032 •	15,500	15,116
5.465% due 07/22/2032 ~	4,000	3,914
Apex Credit CLO Ltd. 5.736% due 09/20/2029 ~	3,291	3,238
Apidos CLO 5.094% due 07/18/2029 •	900	889
Apres Static CLO Ltd. 5.149% due 10/15/2028 ~	4,712	4,657
Arbor Realty Commercial Real Estate Notes Ltd. 5.668% due 11/15/2036 •	8,900	8,606
AREIT Trust
5.076% due 01/16/2037 ~	5,704	5,451
5.419% due 11/17/2038 ~	3,638	3,483
5.710% due 09/14/2036 ~	117	115
6.567% due 06/17/2039 ~	3,200	3,177
Ares CLO Ltd.
5.244% due 04/18/2031 •	10,200	10,021
5.375% due 04/22/2031 •	6,000	5,899
BDS Ltd.
5.689% due 12/16/2036 ~	4,000	3,881
6.461% due 08/19/2038 ~	3,300	3,253
Birch Grove CLO Ltd. 5.899% due 06/15/2031 ~	1,200	1,181
BXMT Ltd. 5.322% due 11/15/2037 ~	8,000	7,877
Carlyle U.S. CLO Ltd. 5.243% due 04/20/2031 •	4,500	4,428
Carrington Mortgage Loan Trust 5.363% due 10/20/2029 •	3,291	3,252
Catamaran CLO Ltd. 5.425% due 04/22/2030 •	14,724	14,514

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2022 (Unaudited)

CLNC Ltd. 5.689% due 08/20/2035 •	3,609	3,547
ECMC Group Student Loan Trust
5.139% due 02/27/2068 •	3,853	3,667
5.189% due 09/25/2068 ~	5,178	4,937
5.389% due 01/27/2070 •	7,656	7,608
5.439% due 05/25/2067 ~	3,119	3,007
Gallatin CLO Ltd. 5.169% due 07/15/2031 ~	3,180	3,125
GPMT Ltd.
5.589% due 07/16/2035 •	6,001	5,889
5.711% due 12/15/2036 •	1,500	1,451
KKR CLO Ltd. 5.134% due 07/18/2030 ~	1,792	1,775
LCCM Trust 5.518% due 12/13/2038 ~	1,000	970
LoanCore Issuer Ltd. 5.618% due 11/15/2038 ~	6,100	5,833
MF1 LLC 6.956% due 09/17/2037 ~	2,900	2,889
MF1 Ltd. 6.150% due 11/15/2035 ~	5,648	5,576
MF1 Multifamily Housing Mortgage Loan Trust 5.300% due 07/15/2036 ~	10,213	9,969
MMAF Equipment Finance LLC 5.610% due 07/10/2028	8,800	8,911
Mountain View CLO LLC 5.169% due 10/16/2029 •	1,868	1,848
Navient Private Education Loan Trust 5.768% due 07/16/2040 •	3,869	3,815
Navient Private Education Refi Loan Trust
5.218% due 01/15/2043 ~	1,094	1,078
5.318% due 04/15/2069 ~	2,217	2,158
Navient Student Loan Trust 5.189% due 07/26/2066 ~	2,785	2,716
Nelnet Student Loan Trust 4.989% due 03/25/2030 •	414	413
Oaktree CLO Ltd. 5.363% due 10/20/2032 ~	1,500	1,455
OCP CLO Ltd. 5.363% due 07/20/2029 ~	3,940	3,904
OSD CLO Ltd. 4.949% due 04/17/2031 ~	7,372	7,253
OZLM Ltd. 5.403% due 07/20/2032 ~	5,200	5,074
Palmer Square Loan Funding Ltd. 5.043% due 07/20/2029 ~	6,452	6,377
Pawneee Equipment Receivables LLC 5.170% due 02/15/2028	2,700	2,659
PFP Ltd.
5.326% due 08/09/2037 •	7,010	6,710
6.600% due 08/19/2035 ~	3,000	2,947
Rad CLO Ltd. 5.445% due 07/24/2032 ~	2,800	2,733
Ready Capital Mortgage Financing LLC 5.389% due 04/25/2038 •	3,292	3,204
Romark CLO Ltd. 5.355% due 10/23/2030 ~	4,000	3,929
Saranac CLO Ltd. 5.873% due 08/13/2031 ~	2,000	1,938
SBA Tower Trust 3.869% due 10/15/2049 þ	1,700	1,626
Shackleton CLO Ltd. 5.163% due 10/20/2027 •	1,030	1,025
SLC Student Loan Trust
4.666% due 05/15/2029 ~	1,619	1,565
5.574% due 11/25/2042 ~	514	510
SLM Private Education Loan Trust 9.068% due 10/15/2041 •	3,671	3,942
SLM Student Loan Trust
4.478% due 01/25/2027 •	113	113
4.498% due 10/25/2028 •	1,409	1,402
4.958% due 10/25/2029 ~	1,655	1,643
SMB Private Education Loan Trust 5.048% due 01/15/2053 •	4,067	3,896
Starwood Commercial Mortgage Trust 5.526% due 04/18/2038 ~	10,000	9,696
TICP CLO Ltd. 5.083% due 04/20/2028 ~	1,214	1,210
TPG Real Estate Finance Issuer Ltd.
5.458% due 02/15/2039 ~	5,000	4,884
5.590% due 10/15/2034 •	1,693	1,672
Venture CLO Ltd.
4.959% due 07/15/2027 •	201	202
5.233% due 07/20/2030 •	10,700	10,512
5.263% due 04/20/2029 ~	2,310	2,287

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2022 (Unaudited)

5.293% due 07/20/2030 ~	4,097	4,003
5.575% due 07/30/2032 •	3,000	2,908
Vibrant CLO Ltd. 5.363% due 07/20/2032 •	10,300	10,133
VMC Finance LLC 5.439% due 06/16/2036 ~	2,427	2,278
Voya CLO Ltd. 5.029% due 04/17/2030 •	7,467	7,375
Wellfleet CLO Ltd. 5.133% due 04/20/2029 •	4,247	4,196

Total Asset-Backed Securities (Cost $322,555)		316,158

SOVEREIGN ISSUES 0.2%
Export-Import Bank of Korea 1.875% due 02/12/2025	6,400	6,018

Total Sovereign Issues (Cost $6,392)		6,018

SHORT-TERM INSTRUMENTS 49.5%
REPURCHASE AGREEMENTS (c) 44.5%		1,424,636

SHORT-TERM NOTES 5.0%
Federal Home Loan Bank
4.310% due 01/03/2023 - 01/04/2023 •	63,600	63,600
4.320% due 01/06/2023 - 01/24/2023 •	64,400	64,400
4.325% due 02/06/2023 •	32,200	32,201

		160,201

Total Short-Term Instruments (Cost $1,584,836)		1,584,837

Total Investments in Securities (Cost $5,075,753)		4,860,340

Total Investments 151.9% (Cost $5,075,753)		$4,860,340
Financial Derivative Instruments (d)(g) (0.0)%(Cost or Premiums, net $(58))		(206)
Other Assets and Liabilities, net (51.9)%		(1,660,986)

Net Assets 100.0%		$3,199,148

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.
(b)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	2.572%	06/03/2031	05/26/2020	$6,600	$5,353	0.17%
Citigroup, Inc.	5.850	03/17/2026	03/10/2022	5,000	5,015	0.15

$11,600	$10,368	0.32%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.150%	12/30/2022	01/03/2023	$608,400	U.S. Treasury Notes 1.875% due 02/28/2027	$(619,889)	$608,400	$608,680
BRC	4.260	01/03/2023	01/04/2023	633,500	U.S. Treasury Bonds 3.125% - 4.750% due 02/15/2041 - 05/15/2048	(643,507)	633,500	633,500
FICC	1.900	12/30/2022	01/03/2023	336	U.S. Treasury Bills 0.000% due 06/29/2023	(343)	336	336
4.280	12/30/2022	01/03/2023	104,200	U.S. Treasury Notes 3.250% due 06/30/2029	(106,284)	104,200	104,250
MBC	4.310	12/28/2022	01/04/2023	78,200	U.S. Treasury Inflation Protected Securities 0.750% due 02/15/2042	(80,464)	78,200	78,256

Total Repurchase Agreements	$(1,450,487)	$1,424,636	$1,425,022

(1)	Includes accrued interest.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2023	748	$153,398	$101	$0	$(117)
U.S. Treasury 5-Year Note March Futures	03/2023	1,070	115,485	(171)	0	(92)

$(70)	$0	$(209)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Ultra Treasury Note March Futures	03/2023	8	$(946)	$5	$1	$0

Total Futures Contracts	$(65)	$1	$(209)

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2024	0.901%	$7,600	$0	$14	$14	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2025	0.947	3,900	(147)	153	6	0	(1)
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.967	900	12	(11)	1	0	1
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.998	3,800	58	(56)	2	0	(1)
AT&T, Inc.	1.000	Quarterly	12/20/2026	1.022	900	8	(8)	0	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.297	3,500	(22)	(14)	(36)	2	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.870	1,800	24	(15)	9	0	0

						$(67)	$63	$(4)	$2	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-39 5-Year Index	1.000%	Quarterly		12/20/2027	$32,500	$9	$263	$272	$1	$0

Total Swap Agreements						$(58)	$326	$268	$3	$(1)

(e)

Securities with an aggregate market value of $4,389 and cash of $15,466 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$582,925	$0	$582,925
Industrials						0	96,814	0	96,814
Utilities						0	61,784	0	61,784
Municipal Bonds & Notes
Alabama						0	1,438	0	1,438
California						0	48,398	0	48,398
Florida						0	1,133	0	1,133
Hawaii						0	13,492	0	13,492
Idaho						0	6,341	0	6,341
Kansas						0	2,211	0	2,211
Michigan						0	2,316	0	2,316
New Jersey						0	4,073	0	4,073
New York						0	35,003	0	35,003
Ohio						0	5,855	0	5,855
South Dakota						0	3,854	0	3,854
Texas						0	8,873	0	8,873
Utah						0	2,448	0	2,448
West Virginia						0	9,268	0	9,268
Wisconsin						0	4,814	0	4,814
U.S. Government Agencies						0	1,267,800	0	1,267,800
U.S. Treasury Obligations						0	542,239	0	542,239
Non-Agency Mortgage-Backed Securities						0	252,248	0	252,248
Asset-Backed Securities						0	316,158	0	316,158
Sovereign Issues						0	6,018	0	6,018
Short-Term Instruments
Repurchase Agreements						0	1,424,636	0	1,424,636

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2022 (Unaudited)

Short-Term Notes	0	160,201	0	160,201

Total Investments	$0	$4,860,340	$0	$4,860,340

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$4	$0	$4

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(210)	$0	$(210)

Total Financial Derivative Instruments	$0	$(206)	$0	$(206)

Totals	$0	$4,860,134	$0	$4,860,134

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 333.7% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.0%
Ambac Assurance Corp. 5.100% due 12/31/2099 (e)	$38	$53

INDUSTRIALS 0.1%
CVS Pass-Through Trust 6.036% due 12/10/2028	815	802

Total Corporate Bonds & Notes (Cost $864)		855

MUNICIPAL BONDS & NOTES 0.3%
TEXAS 0.3%
Ennis Economic Development Corp., Texas Revenue Bonds, (NPFGC Insured), Series 1999 0.000% due 08/01/2034 (d)	7,990	3,783

Total Municipal Bonds & Notes (Cost $5,440)		3,783

U.S. GOVERNMENT AGENCIES 293.5%
Fannie Mae
0.009% due 10/25/2042 ~	337	207
0.012% due 07/25/2044 ~(a)	569	18
0.023% due 10/25/2046 ~(a)	285	11
0.060% due 08/25/2044 ~(a)	420	16
0.078% due 04/25/2046 ~(a)	509	27
0.091% due 03/25/2045 ~(a)	1,048	45
0.101% due 08/25/2055 ~(a)	525	16
0.118% due 01/25/2045 ~(a)	526	25
0.126% due 07/25/2045 ~(a)	2,362	106
0.200% due 02/25/2043 ~(a)	2,094	15
0.310% due 04/25/2055 ~(a)	879	32
0.340% due 07/25/2044 ~(a)	778	35
0.396% due 08/25/2054 ~(a)	1,024	40
0.453% due 07/25/2052 ~(a)	539	19
0.542% due 10/25/2045 •	891	514
1.611% due 11/25/2049 •(a)	2,375	321
1.761% due 07/25/2042 •(a)	3,671	490
1.761% due 08/25/2042 ~(a)	3,444	202
1.886% due 03/01/2035 •	43	41
2.022% due 01/01/2035 •	23	22
2.175% due 02/01/2035 •	14	14
2.180% due 03/01/2035 •	3	3
2.202% due 02/01/2027 •	4	4
2.241% due 01/25/2031 ~(a)	6,681	640
2.287% due 02/01/2036 •	14	14
2.301% due 02/01/2034 •	19	19
2.355% due 10/01/2023 •	1	1
2.475% due 01/01/2030 •	36	35
2.485% due 05/01/2035 •	14	14
2.496% due 03/01/2024 •	1	1
2.545% due 06/01/2023 •	1	1
2.597% due 10/01/2031 •	15	14
2.625% due 12/01/2023 •	1	1
2.640% due 06/25/2042 ~	379	298
2.655% due 05/01/2027 •	2	2
2.709% due 03/01/2035 •	15	15
2.716% due 05/01/2030 •	12	12
2.750% due 04/01/2033 •	61	60
2.889% due 08/01/2042 - 10/01/2044 •	751	716
2.906% due 06/01/2035 •	22	22
2.943% due 07/01/2027 •	1	1
3.000% due 11/01/2042 - 05/01/2058	11,864	10,492
3.000% due 11/25/2043 - 12/25/2048 (a)	9,346	1,292
3.020% due 09/26/2033 •	7	7
3.031% due 12/01/2027 •	6	6
3.089% due 10/01/2030 - 09/01/2040 •	142	139
3.143% due 06/01/2030 •	31	30
3.257% due 05/25/2035 ~	55	55
3.259% due 12/01/2031 •	2	2
3.285% due 05/01/2036 •	2	2

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

3.300% due 11/01/2035 •	241	240
3.324% due 01/01/2049 •	1,950	1,917
3.345% due 06/01/2035 •	66	66
3.389% due 11/01/2035 •	60	58
3.395% due 09/01/2030 - 04/01/2032 •	5	5
3.425% due 11/01/2048 •	967	961
3.500% due 08/01/2026 •	1	1
3.500% due 04/25/2046 (a)	274	21
3.500% due 06/01/2056 - 01/01/2059 (g)	19,758	18,120
3.500% due 01/01/2057	7,546	6,932
3.509% due 11/01/2028 •	18	17
3.522% due 11/01/2035 •	4	4
3.564% due 08/01/2029 •	1	1
3.575% due 02/01/2026 (g)	9,000	8,689
3.600% due 01/01/2026 •	25	25
3.635% due 05/01/2036 •	86	84
3.644% due 12/25/2036 ~	812	798
3.645% due 06/01/2029 •	9	9
3.652% due 12/01/2048 •	1,885	1,883
3.720% due 02/01/2024 •	13	12
3.780% due 02/01/2031 •	8	8
3.789% due 08/01/2035 •	30	30
3.805% due 07/01/2035 •	6	6
3.806% due 06/01/2032 •	16	16
3.807% due 05/01/2036 •	2	2
3.817% due 07/01/2035 •	28	27
3.819% due 11/01/2025 •	9	9
3.820% due 05/01/2035 •	32	32
3.821% due 07/25/2037 •	276	270
3.868% due 12/01/2035 •	22	21
3.875% due 06/01/2026 •	2	2
3.906% due 09/01/2035 •	73	72
3.915% due 07/01/2034 •	76	75
3.941% due 09/01/2035 •	78	79
3.945% due 02/01/2025 •	6	6
3.955% due 11/01/2031 •	9	9
3.956% due 09/01/2035 •	3	3
3.972% due 11/01/2028 •	14	14
4.000% due 09/01/2043 - 10/01/2043	249	238
4.000% due 06/25/2044 (a)	88	10
4.030% due 11/01/2035 •	4	4
4.038% due 08/01/2029 •	8	8
4.060% due 09/01/2034 •	49	50
4.107% due 09/01/2031 •	5	5
4.135% due 05/01/2036 •	24	24
4.145% due 05/01/2036 •	2	2
4.152% due 07/01/2032 •	14	13
4.168% due 08/01/2028 •	16	16
4.200% due 11/01/2026 •	28	28
4.277% due 09/01/2030 •	3	3
4.350% due 05/01/2026 •	1	1
4.376% due 02/25/2033 ~	9	9
4.408% due 02/01/2026 •	4	4
4.481% due 01/01/2028 •	1	1
4.500% due 02/01/2038 - 05/01/2041	59	57
4.500% due 04/01/2059 (g)	11,338	11,061
4.514% due 02/01/2028 •	13	12
4.519% due 06/25/2032 •	1	1
4.609% due 07/25/2032 ~	73	72
4.739% due 04/18/2028 - 12/18/2032 ~	19	19
4.789% due 06/25/2029 - 04/25/2032 •	33	33
4.789% due 10/18/2030 ~	9	9
4.828% due 02/01/2030 •	32	32
4.838% due 09/01/2034 •	2	2
4.839% due 09/18/2027 - 06/25/2046 •	922	896
4.889% due 06/25/2030 ~	32	31
4.889% due 11/25/2059 •	12,393	12,047
5.000% due 04/25/2023 - 11/01/2039	202	200
5.089% due 10/25/2037 •	1,843	1,829
5.094% due 01/01/2029 •	4	4
5.095% due 02/01/2031 •	25	25
5.289% due 04/25/2032 •	7	7
5.289% due 04/25/2032 ~	4	4
5.500% due 12/01/2035 - 11/01/2039	1,241	1,231
5.536% due 02/01/2031 •	15	15
5.727% due 12/01/2030 •	29	29
6.000% due 04/25/2031 - 02/01/2037	253	259
6.089% due 10/25/2031 þ	1	1
6.300% due 06/25/2031 ~	52	51
6.300% due 10/17/2038	8	7
6.500% due 02/25/2024 - 10/25/2031	416	425
6.500% due 04/25/2038 (a)	133	40
6.850% due 12/18/2027	65	66
7.000% due 09/25/2023 - 09/01/2032	50	50
7.500% due 03/25/2023 - 07/25/2041	160	162
7.721% due 06/25/2026 ~	1	1

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

Farmer Mac 8.850% due 04/25/2030 «~	40	39
Freddie Mac
0.000% due 08/15/2056 - 10/15/2058 (b)(d)	39,638	27,989
0.029% due 10/15/2041 ~(a)	275	11
0.073% due 11/15/2038 ~(a)	507	20
0.121% due 08/15/2041 ~(a)	158	6
0.180% due 06/15/2038 ~(a)	385	20
0.188% due 10/15/2037 ~(a)	70	2
0.197% due 02/15/2038 ~(a)	343	13
0.200% due 11/15/2036 ~(a)	505	29
0.416% due 05/15/2041 •	4,005	3,359
0.439% due 08/15/2036 ~(a)	222	6
0.487% due 10/15/2037 ~(a)	176	6
0.573% due 05/15/2037 ~(a)	118	5
0.575% due 03/15/2037 ~(a)	182	9
0.929% due 01/15/2035 ~	4,191	3,265
1.280% due 05/15/2035 •	3,316	2,909
2.099% due 07/01/2030 •	59	57
2.125% due 03/01/2033 •	22	22
2.292% due 03/01/2033 •	41	41
2.500% due 12/15/2027 (a)	1,569	69
2.518% due 02/01/2027 •	23	23
2.531% due 12/15/2043 •	1,531	1,372
2.543% due 08/01/2027 •	2	2
2.575% due 09/01/2027 •	5	5
2.624% due 03/01/2032 •	4	4
2.625% due 03/01/2027 - 11/01/2027 •	2	2
2.734% due 03/01/2029 •	5	5
2.998% due 07/01/2024 •	2	2
3.000% due 08/15/2032 - 08/01/2046	5,847	5,331
3.000% due 02/15/2033 - 09/15/2048 (a)	3,516	333
3.106% due 08/15/2040 ~	3,536	3,438
3.125% due 10/01/2023 •	8	8
3.175% due 07/01/2028 •	60	59
3.258% due 10/15/2040 ~	3,509	3,417
3.332% due 10/01/2036 •	36	36
3.370% due 02/01/2031 •	1	1
3.459% due 12/15/2046 ~	586	582
3.500% due 08/15/2026 - 08/15/2045 (a)	12,152	1,870
3.500% due 09/01/2032	1,582	1,536
3.513% due 11/01/2029 •	102	101
3.540% due 09/01/2024 •	1	1
3.543% due 06/01/2028 •	2	2
3.552% due 05/01/2032 •	60	59
3.571% due 02/01/2029 •	2	2
3.592% due 11/01/2027 •	27	26
3.600% due 05/01/2032 •	91	89
3.604% due 10/15/2037 ~	815	802
3.687% due 01/01/2028 •	9	9
3.722% due 09/01/2028 •	3	2
3.729% due 08/01/2035 •	7	7
3.733% due 12/01/2035 •	251	253
3.875% due 10/01/2035 •	36	36
3.876% due 07/01/2030 •	2	2
3.922% due 07/01/2035 •	108	109
3.926% due 07/01/2027 •	3	3
3.936% due 08/15/2032 ~	11	11
4.000% due 06/01/2029 - 12/01/2048	9,147	8,772
4.000% due 01/15/2046 (a)	4,101	688
4.011% due 10/01/2027 - 11/01/2034 •	30	30
4.125% due 08/01/2029 •	1	1
4.136% due 07/25/2031 •	35	35
4.152% due 10/01/2027 •	2	2
4.163% due 04/01/2029 •	1	1
4.250% due 10/01/2024 •	3	3
4.265% due 05/01/2032 •	5	5
4.348% due 12/01/2032 •	6	6
4.365% due 10/01/2023 •	1	1
4.455% due 08/01/2030 •	1	1
4.460% due 12/01/2026 •	3	3
4.500% due 03/01/2029 - 06/01/2048	6,478	6,428
4.518% due 03/15/2031 •	12	12
4.568% due 07/15/2034 ~	2	2
4.615% due 02/01/2027 •	7	7
4.618% due 06/15/2048 - 12/15/2048 ~	3,483	3,376
4.639% due 05/25/2031 ~	82	81
4.650% due 12/01/2029 •	7	7
4.651% due 10/01/2024 •	2	2
4.668% due 12/15/2029 ~	27	27
4.669% due 09/25/2031 •	46	46
4.768% due 03/15/2024 - 12/15/2031 •	32	32
4.768% due 08/15/2029 ~	1	1
4.818% due 02/15/2028 •	5	5
4.868% due 03/15/2032 - 03/15/2044 ~	1,093	1,071
4.918% due 08/15/2035 ~	276	274

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

4.939% due 01/25/2050 •	1,717	1,672
5.000% due 05/01/2023 - 07/01/2041	6,191	6,293
5.268% due 04/15/2031 •	250	251
5.318% due 06/15/2031 •	19	19
5.500% due 11/01/2030 - 06/01/2041	13,961	14,425
5.518% due 07/15/2027 •	102	103
6.000% due 09/15/2026 - 05/01/2040	2,022	2,095
6.250% due 12/15/2028	68	69
6.500% due 01/15/2024 - 10/25/2043	955	986
7.000% due 04/15/2023 - 12/01/2032	19	18
7.000% due 10/25/2023 (a)	1	0
7.500% due 08/15/2029 (a)	1	0
7.500% due 01/15/2030	36	38
7.645% due 05/01/2025	204	206
8.000% due 06/01/2030 - 09/01/2030	1	1
8.500% due 08/01/2024 - 08/01/2027	11	11
Ginnie Mae
0.000% due 03/20/2035 (b)(d)	195	176
0.011% due 06/20/2042 ~(a)	653	13
0.059% due 06/20/2043 ~(a)	641	17
0.088% due 12/20/2045 ~(a)	546	14
0.152% due 06/20/2042 ~(a)	707	19
0.196% due 11/20/2045 ~(a)	764	14
0.447% due 09/20/2045 ~(a)	944	15
0.463% due 08/20/2045 ~(a)	308	5
0.542% due 09/20/2045 •	1,736	1,050
1.092% due 03/16/2051 ~(a)	686	2
1.750% due 11/20/2028 - 12/20/2032 •	480	464
2.500% (H15T1Y + 1.500%) due 10/20/2025 ~	3	3
2.500% due 03/20/2027 - 10/15/2046	1,644	1,535
2.625% (H15T1Y + 1.500%) due 01/20/2023 - 09/20/2026 ~	140	137
2.625% due 01/20/2027 - 07/20/2035 •	2,769	2,695
2.875% (H15T1Y + 1.500%) due 04/20/2023 - 06/20/2026 ~	111	111
2.875% due 04/20/2027 - 04/20/2033 •	1,514	1,490
3.000% (H15T1Y + 1.500%) due 06/20/2024 - 09/20/2026 ~	21	20
3.000% due 07/20/2027 - 08/20/2030 •	359	352
3.000% due 12/15/2042 - 11/20/2067	21,956	19,961
3.000% due 06/20/2046 (a)	221	28
3.125% due 01/20/2034 •	1,154	1,152
3.306% due 07/20/2070 ~	7,878	7,806
3.388% due 10/20/2070 ~	8,677	8,652
3.500% (H15T1Y + 1.500%) due 05/20/2025 ~	3	3
3.500% due 07/20/2030 - 09/20/2030 •	30	30
3.500% due 11/15/2041 - 02/15/2050	51,655	48,149
3.500% due 08/20/2042 - 09/20/2046 (a)	6,632	775
3.500% due 03/20/2047 - 02/20/2052 (g)	37,365	34,530
4.000% due 09/15/2040 - 03/15/2052	23,855	22,946
4.387% due 08/20/2070 •	8,091	8,065
4.500% due 06/15/2035 - 01/20/2049	16,285	16,076
4.500% due 08/20/2048 (g)	6,059	5,959
5.000% due 03/15/2033 - 12/20/2048	11,551	11,746
5.141% due 10/20/2058 •	216	216
5.183% due 01/20/2059 •	223	223
5.326% due 09/20/2071 •	23,997	24,604
5.500% due 09/15/2031 - 07/15/2041	5,394	5,587
6.000% due 09/15/2036 - 12/15/2040	901	934
6.500% due 10/15/2023 - 07/15/2039	1,151	1,188
7.000% due 09/15/2025 - 09/20/2028	7	7
7.500% due 06/15/2027 - 10/15/2031	23	24
8.000% due 06/15/2024 - 09/15/2031	30	32
8.500% due 06/15/2027 - 01/20/2031	181	184
9.000% due 06/15/2030 - 09/15/2030	19	20
Ginnie Mae, TBA
2.000% due 02/01/2053	67,500	56,638
2.500% due 01/01/2053 - 02/01/2053	115,150	99,825
3.000% due 01/01/2053 - 02/01/2053	107,350	95,621
3.500% due 01/01/2053	28,382	26,081
4.000% due 01/01/2053	1,650	1,562
4.500% due 01/01/2053	24,400	23,674
5.000% due 01/01/2053	30,300	30,029
U.S. Small Business Administration
5.370% due 04/01/2028	619	614
5.490% due 05/01/2028	656	649
5.870% due 05/01/2026 - 07/01/2028	458	453
6.220% due 12/01/2028	91	93
Uniform Mortgage-Backed Security
1.500% due 12/01/2050 - 06/01/2051	338	261
2.000% due 11/01/2026 - 03/01/2033	1,872	1,695
2.000% due 04/01/2036 (g)	9,929	8,868
2.500% due 01/01/2032 - 04/01/2052	43,970	37,795
2.500% due 04/01/2051 - 01/01/2052 (g)	16,878	14,357
3.000% due 10/01/2026 - 07/01/2052	214,916	191,261
3.000% due 02/01/2050 - 04/01/2051 (g)	30,783	27,190
3.500% due 09/01/2025 - 01/01/2052	35,854	33,547
3.500% due 07/01/2043 - 03/01/2048 (g)	56,058	52,363
4.000% due 12/01/2025 - 12/01/2048	65,525	63,514

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

4.000% due 06/01/2049 (g)	16,862	16,074
4.500% due 06/01/2024 - 01/01/2049	14,220	14,100
5.000% due 09/01/2025 - 03/01/2049	3,999	4,017
5.500% due 02/01/2023 - 02/01/2042	7,961	8,150
6.000% due 02/01/2023 - 05/01/2041	9,587	9,899
6.500% due 02/01/2026 - 05/01/2040	4,157	4,308
8.000% due 07/01/2030 - 05/01/2032	7	7
Uniform Mortgage-Backed Security, TBA
1.500% due 01/01/2053	14,400	11,091
2.000% due 01/01/2038 - 01/01/2053	66,700	54,448
2.500% due 01/01/2037	91,890	84,097
3.000% due 01/01/2038	35,175	32,948
3.000% due 02/01/2052 - 02/01/2053	948,755	833,455
3.500% due 01/01/2038 - 02/01/2049	101,100	96,380
4.000% due 01/01/2053	356,981	334,839
4.000% due 02/01/2053 - 03/01/2053	558,990	524,482
4.500% due 01/01/2038 - 02/01/2053	181,300	174,985
5.000% due 01/01/2038 - 02/01/2053	78,000	76,877
5.500% due 01/01/2053 - 02/01/2053	88,800	89,027
6.000% due 02/01/2053	97,200	98,581
6.500% due 01/01/2053	23,200	23,763
Vendee Mortgage Trust
5.861% due 01/15/2030 ~	110	112
6.500% due 03/15/2029	167	164

Total U.S. Government Agencies (Cost $3,806,364)		3,675,178

NON-AGENCY MORTGAGE-BACKED SECURITIES 16.0%
Adjustable Rate Mortgage Trust 3.361% due 09/25/2035 ^~	173	146
BAMLL Commercial Mortgage Securities Trust 5.168% due 09/15/2034 •	1,590	1,561
Banc of America Funding Trust
4.933% due 05/20/2035 ^•	237	200
5.753% due 10/25/2036 ^þ	479	416
6.337% due 01/25/2037 ^þ	471	409
Banc of America Mortgage Trust
2.843% due 02/25/2036 ^~	87	78
3.440% due 06/20/2031 ~	49	48
3.679% due 07/25/2034 ~	1	1
5.750% due 07/20/2032 ~	1	1
Bear Stearns Adjustable Rate Mortgage Trust
2.780% due 11/25/2030 ~	1	1
3.200% due 01/25/2034 ~	2	2
3.250% due 02/25/2033 ~	1	1
3.500% due 08/25/2033 ~	97	91
4.045% due 08/25/2033 ~	69	65
Bear Stearns ALT-A Trust
3.115% due 05/25/2035 ~	137	127
3.586% due 11/25/2036 ^~	446	239
3.602% due 11/25/2036 ~	319	182
3.668% due 11/25/2036 ^~	175	81
Bear Stearns Structured Products, Inc. Trust 5.219% due 12/26/2046 ^~	691	498
BellaVista Mortgage Trust 4.839% due 05/20/2045 •	121	77
Chase Mortgage Finance Trust
3.601% due 09/25/2036 ^~	20	16
6.000% due 07/25/2037	1,505	737
Chevy Chase Funding LLC Mortgage-Backed Certificates
3.916% due 01/25/2035 ~	233	206
4.569% due 05/25/2036 ~	76	65
4.639% due 08/25/2035 ~	98	88
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	16,381	13,228
3.885% due 08/25/2035 ^~	79	64
3.950% due 05/25/2035 •	1	1
6.080% due 09/25/2035 •	96	94
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^	416	356
Countrywide Alternative Loan Resecuritization Trust 4.205% due 08/25/2037 ^~	82	43
Countrywide Alternative Loan Trust
4.553% due 07/20/2046 ^•	295	219
4.633% due 09/20/2046 ~	5,748	3,713
4.769% due 09/25/2046 ^~	2,392	2,056
4.789% due 05/25/2036 ~	31	26
4.809% due 05/25/2035 •	450	403
4.829% due 05/25/2035 ~	64	58
4.889% due 05/25/2035 ~	122	94
4.889% due 09/25/2046 ^~	3,712	2,684
4.889% due 10/25/2046 ^•	370	269
4.909% due 07/25/2046 ^~	1,613	1,051
4.949% due 12/25/2035 ~	159	139
4.993% due 12/20/2035 ~	459	401
5.069% due 10/25/2046 ^•	1,647	1,208

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

6.250% due 11/25/2036 ^	629	469
Countrywide Home Loan Mortgage Pass-Through Trust
2.125% due 07/19/2031 ~	4	3
3.402% due 06/19/2031 ~	3	3
3.632% due 09/25/2047 ^~	259	226
3.680% due 08/25/2034 ^~	19	19
3.726% due 11/25/2037 ~	332	299
3.914% due 02/20/2036 ^~	68	52
4.203% due 09/25/2034 ^~	127	109
4.849% due 05/25/2035 ~	472	381
4.929% due 02/25/2035 ~	64	57
4.969% due 04/25/2035 •	270	233
5.029% due 03/25/2035 •	33	27
5.049% due 02/25/2035 ~	290	258
5.069% due 02/25/2035 ~	7	6
5.069% due 03/25/2036 ~	117	62
5.089% due 02/25/2036 ^•	32	11
Credit Suisse First Boston Mortgage Securities Corp. 3.187% due 06/25/2033 ~	4	4
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.579% due 04/25/2037 ^~	1,821	523
Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	1,199	968
2.691% due 03/25/2060 ~	4,205	4,026
4.860% due 05/27/2053 ~	4,518	3,741
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 4.489% due 10/25/2036 ^•	7	6
Fannie Mae 1.500% due 02/25/2036 (a)	48,158	2,972
First Nationwide Mortgage-Backed Pass-Through Trust 6.750% due 08/21/2031	5	4
GreenPoint Mortgage Funding Trust
4.789% due 12/25/2046 ^~	1,333	1,194
4.929% due 04/25/2036 ^~	458	416
GreenPoint Mortgage Funding Trust Pass-Through Certificates 3.726% due 10/25/2033 ~	8	8
GS Mortgage Securities Corp. Trust 5.468% due 07/15/2031 •	2,000	1,910
GS Mortgage-Backed Securities Corp. Trust 2.500% due 06/25/2052 ~	37,572	30,340
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	1,767	1,427
2.500% due 02/25/2052 ~	3,590	2,899
3.000% due 09/25/2052 ~	16,543	13,826
GSR Mortgage Loan Trust
3.028% due 06/25/2034 ~	10	9
3.161% due 04/25/2036 ~	131	91
4.909% due 08/25/2046 •	2,056	572
HarborView Mortgage Loan Trust
3.205% due 11/19/2034 ~	30	25
3.321% due 08/19/2036 ^~	46	41
3.979% due 08/19/2034 ~	641	588
4.599% due 03/19/2037 •	221	195
4.779% due 05/19/2046 ^~	511	150
HomeBanc Mortgage Trust
4.749% due 12/25/2036 ~	17	16
5.249% due 08/25/2029 •	111	105
Impac Secured Assets Trust 4.689% due 11/25/2036 •	102	101
IndyMac Adjustable Rate Mortgage Trust 3.544% due 01/25/2032 ~	2	2
IndyMac INDB Mortgage Loan Trust 4.989% due 11/25/2035 ^~	91	54
IndyMac INDX Mortgage Loan Trust
2.895% due 01/25/2036 ^~	218	197
3.212% due 01/25/2036 ^~	1	1
3.229% due 08/25/2035 ^~	462	370
3.521% due 08/25/2036 ~	7,727	6,668
3.837% due 12/25/2034 ~	3	3
4.689% due 06/25/2037 ^•	309	124
4.809% due 05/25/2046 ~	553	482
4.869% due 04/25/2035 •	47	39
4.869% due 07/25/2035 •	412	380
5.029% due 02/25/2035 ~	81	69
JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	7,029	5,891
3.000% due 04/25/2052 ~	6,434	5,393
3.000% due 05/25/2052 ~	21,735	18,218
4.233% due 10/25/2035 ~	486	420
4.944% due 12/25/2049 •	2,222	2,061
4.994% due 08/25/2049 •	1,074	1,066
Lehman XS Trust 5.029% due 11/25/2046 ^~	1,568	1,155
Luminent Mortgage Trust 4.749% due 12/25/2036 ^~	366	329

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

MASTR Adjustable Rate Mortgages Trust
4.644% due 05/25/2047 ^~	23	23
4.724% due 05/25/2047 ^~	3,350	2,712
4.869% due 05/25/2037 ~	360	159
MASTR Reperforming Loan Trust 7.000% due 08/25/2034	70	53
MASTR Seasoned Securitization Trust 3.970% due 10/25/2032 ~	94	85
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.018% due 11/15/2031 •	118	112
5.198% due 11/15/2031 •	15	13
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.758% due 12/15/2030 •	132	124
4.798% due 06/15/2030 •	102	98
Merrill Lynch Alternative Note Asset Trust 4.989% due 03/25/2037 •	896	261
Merrill Lynch Mortgage Investors Trust
2.848% due 04/25/2035 ~	4	4
4.863% due 10/25/2028 •	8	8
5.279% due 01/25/2029 ~	957	885
Morgan Stanley Capital Trust 5.218% due 07/15/2035 •	2,500	2,452
Morgan Stanley Mortgage Loan Trust
3.572% due 07/25/2035 ^~	391	325
4.899% due 02/25/2047 •	844	380
Mortgage Equity Conversion Asset Trust
5.130% due 01/25/2042 •	14,068	13,857
5.130% due 02/25/2042 ~	2,082	1,936
5.140% due 05/25/2042 ~	6,644	5,799
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	7,100	6,630
Nomura Asset Acceptance Corp. Alternative Loan Trust 7.000% due 02/19/2030 ~	116	111
OBX Trust 3.000% due 01/25/2052 ~	3,019	2,530
Prime Mortgage Trust 4.789% due 02/25/2034 •	10	10
Residential Accredit Loans, Inc. Trust
3.732% due 08/25/2035 ^~	425	164
4.929% due 05/25/2046 ^•	363	283
Residential Funding Mortgage Securities, Inc. Trust 3.910% due 09/25/2035 ^~	635	397
Sequoia Mortgage Trust
2.976% due 01/20/2047 ^~	312	210
4.979% due 04/19/2027 •	9	9
5.039% due 10/19/2026 ~	6	6
5.113% due 10/20/2027 ~	92	88
Structured Adjustable Rate Mortgage Loan Trust
3.530% due 11/25/2035 ^~	230	204
3.565% due 01/25/2035 ~	123	122
3.678% due 08/25/2035 ~	6	5
3.688% due 07/25/2035 ^~	20	17
4.297% due 07/25/2034 ~	14	13
5.124% due 06/25/2034 •	219	198
6.709% due 10/25/2037 ^~	832	732
Structured Asset Mortgage Investments Trust
4.649% due 03/25/2037 ~	72	24
4.769% due 06/25/2036 ~	62	59
4.809% due 05/25/2036 •	386	292
4.839% due 07/19/2035 •	103	91
4.839% due 07/19/2035 ~	618	561
4.849% due 05/25/2045 ~	537	470
4.989% due 08/25/2036 ^•	2,092	1,312
4.999% due 09/19/2032 ~	321	306
4.999% due 10/19/2034 ~	44	41
5.039% due 03/19/2034 •	225	207
6.750% due 05/02/2030 ~	49	1
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 5.041% due 06/25/2033 ~	2	2
TBW Mortgage-Backed Trust
6.130% due 01/25/2037 ^þ	912	291
6.470% due 09/25/2036 ^þ	9,085	308
6.515% due 07/25/2037 þ	1,520	603
Thornburg Mortgage Securities Trust 2.589% due 06/25/2043 ~	140	130
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	8,042	7,506
WaMu Mortgage Pass-Through Certificates Trust
2.585% due 03/25/2034 ~	3	3
2.766% due 04/25/2037 ^~	531	462
2.888% due 11/25/2046 ~	131	112
3.048% due 02/25/2046 ~	480	423
3.248% due 11/25/2042 ~	20	18
3.298% due 01/25/2047 •	550	491
3.448% due 06/25/2042 ~	80	72
3.448% due 08/25/2042 •	196	181

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

3.510% due 12/25/2036 ^~	501	435
3.889% due 12/25/2035 ~	109	101
4.124% due 09/25/2033 ~	54	50
4.159% due 08/25/2033 ~	131	124
4.909% due 11/25/2045 ~	454	407
4.969% due 10/25/2045 ~	34	31
5.029% due 01/25/2045 ~	102	95
5.029% due 07/25/2045 ~	17	16
5.049% due 01/25/2045 •	318	305
5.389% due 07/25/2044 •	49	45
5.439% due 12/25/2045 •	745	626
Washington Mutual Mortgage Pass-Through Certificates Trust
3.912% due 11/25/2030 ~	38	37
6.768% due 07/25/2036 þ	2,237	570
Wells Fargo Mortgage-Backed Securities Trust 3.671% due 07/25/2034 ~	7	7

Total Non-Agency Mortgage-Backed Securities (Cost $232,440)		200,567

ASSET-BACKED SECURITIES 21.4%
ABFS Mortgage Loan Trust 6.785% due 07/15/2033 þ	580	406
ACE Securities Corp. Home Equity Loan Trust
4.509% due 10/25/2036 ~	134	53
5.049% due 11/25/2035 ~	353	353
5.439% due 07/25/2034 •	188	179
AFC Home Equity Loan Trust 5.199% due 06/25/2029 •	138	86
Allegro CLO Ltd. 5.244% due 10/16/2031 •	3,300	3,238
American Money Management Corp. CLO Ltd. 4.949% due 04/17/2029 ~	2,686	2,673
Amortizing Residential Collateral Trust 5.089% due 10/25/2031 ~	90	86
AMRESCO Residential Securities Corp. Mortgage Loan Trust
5.019% due 09/25/2028 •	5	5
5.329% due 06/25/2029 ~	178	167
Anchorage Capital CLO Ltd.
5.129% due 07/15/2030 ~	4,100	4,044
5.465% due 07/22/2032 ~	3,800	3,718
Apidos CLO 5.009% due 07/17/2030 ~	9,000	8,904
Ares CLO Ltd. 5.375% due 04/22/2031 •	3,800	3,736
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.124% due 10/25/2035 •	3,246	3,152
Asset-Backed Funding Certificates Trust
5.089% due 06/25/2034 •	122	114
5.409% due 03/25/2032 ~	179	172
Asset-Backed Securities Corp. Home Equity Loan Trust
4.469% due 05/25/2037 ~	1	1
4.838% due 06/15/2031 ~	183	172
Bayview Financial Acquisition Trust 4.914% due 05/28/2037 ~	770	682
Bear Stearns Asset-Backed Securities Trust
3.601% due 06/25/2043 ~	9	8
4.991% due 02/25/2034 •	362	342
5.189% due 09/25/2046 ~	559	522
5.589% due 10/25/2032 •	39	38
5.889% due 11/25/2042 •	193	189
Carlyle Global Market Strategies CLO Ltd. 5.049% due 04/17/2031 •	798	787
Carlyle U.S. CLO Ltd. 5.243% due 04/20/2031 •	4,100	4,035
Carrington Mortgage Loan Trust 5.493% due 07/20/2030 •	4,186	4,145
CDC Mortgage Capital Trust 5.439% due 01/25/2033 •	22	23
Centex Home Equity Loan Trust
4.689% due 01/25/2032 ~	59	57
5.239% due 01/25/2032 ~	161	162
Chase Funding Trust
4.989% due 07/25/2033 •	21	20
5.029% due 08/25/2032 ~	382	359
5.049% due 11/25/2032 ~	104	102
CIFC Funding Ltd. 5.275% due 10/24/2030 ~	6,900	6,831
CIT Group Home Equity Loan Trust 5.364% due 12/25/2031 ~	118	116
CIT Mortgage Loan Trust 5.739% due 10/25/2037 •	757	754
Citigroup Global Markets Mortgage Securities, Inc. 5.739% due 01/25/2032 •	147	149
Citigroup Mortgage Loan Trust
4.449% due 07/25/2045 •	147	105
4.794% due 08/25/2036 •	56	56

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

Countrywide Asset-Backed Certificates 5.389% due 09/25/2032 •	994	959
Countrywide Asset-Backed Certificates Trust
4.529% due 07/25/2037 ~	901	813
4.589% due 09/25/2037 ~	469	406
5.289% due 10/25/2047 •	832	777
Credit Suisse First Boston Mortgage Securities Corp. 3.988% due 08/25/2032 ~	107	101
Credit-Based Asset Servicing & Securitization Trust 2.909% due 01/25/2037 ^•	261	84
Delta Funding Home Equity Loan Trust 5.138% due 09/15/2029 ~	8	8
Dryden CLO Ltd. 5.164% due 04/18/2031 •	3,700	3,623
Dryden Senior Loan Fund 5.049% due 04/15/2031 ~	5,400	5,313
Ellington Loan Acquisition Trust
5.439% due 05/25/2037 •	980	930
5.489% due 05/25/2037 •	461	443
EMC Mortgage Loan Trust 5.129% due 05/25/2040 •	152	143
Encore Credit Receivables Trust 5.079% due 07/25/2035 •	2,898	2,816
EquiFirst Mortgage Loan Trust 4.869% due 01/25/2034 •	71	68
FIRSTPLUS Home Loan Owner Trust 7.670% due 05/10/2024 þ	354	1
Fremont Home Loan Trust 4.869% due 08/25/2036 ~	6,216	2,155
Galaxy CLO Ltd. 5.049% due 10/15/2030 •	7,900	7,726
Gallatin CLO Ltd.
5.169% due 07/15/2031 ~	4,100	4,029
5.328% due 01/21/2028 •	4,366	4,331
GE-WMC Mortgage Securities Trust 4.469% due 08/25/2036 •	35	16
GMACM Home Equity Loan Trust 3.071% due 01/25/2029 ~	16	12
GSAMP Trust
3.354% due 10/25/2036 ^~	7,502	78
4.529% due 12/25/2036 ~	956	518
5.189% due 02/25/2033 ~	78	76
Halseypoint CLO Ltd. 5.865% due 11/30/2032 ~	4,450	4,394
Home Equity Mortgage Loan Asset-Backed Trust 4.609% due 04/25/2037 •	664	515
IMC Home Equity Loan Trust
7.520% due 08/20/2028	4	4
JP Morgan Mortgage Acquisition Trust
4.549% due 08/25/2036 •	36	16
4.649% due 03/25/2037 •	126	122
KKR CLO Ltd. 5.134% due 07/18/2030 ~	3,018	2,990
LCM LP
5.097% due 07/19/2027 ~	2,180	2,157
5.283% due 10/20/2027 •	412	410
LCM Ltd. 5.323% due 04/20/2031 ~	5,800	5,668
Long Beach Mortgage Loan Trust
4.949% due 10/25/2034 •	62	57
5.439% due 10/25/2034 ~	240	238
5.814% due 03/25/2032 •	201	198
Madison Park Funding Ltd. 5.155% due 04/22/2027 ~	2,091	2,070
Marathon CLO Ltd. 5.545% due 11/21/2027 •	37	37
MASTR Asset-Backed Securities Trust 5.139% due 12/25/2034 ^•	469	447
Merrill Lynch Mortgage Investors Trust
4.509% due 10/25/2037 ^~	987	166
4.549% due 09/25/2037 •	128	28
5.109% due 06/25/2035 ~	186	183
MESA Trust 4.816% due 12/25/2031 ~	37	37
MF1 Ltd. 6.471% due 06/19/2037 •	3,000	2,958
MidOcean Credit CLO
5.445% due 01/29/2030 •	3,528	3,487
5.725% due 02/20/2031 ~	5,800	5,702
Morgan Stanley Mortgage Loan Trust
5.109% due 04/25/2037 •	211	63
5.750% due 04/25/2037 ^~	502	255
6.000% due 02/25/2037 ^~	732	455
Mountain View CLO LLC
5.119% due 01/16/2031 •	500	492
5.169% due 10/16/2029 •	5,792	5,730

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

Mountain View CLO Ltd.
4.761% due 10/13/2027 •	857	858
5.199% due 07/15/2031 •	3,400	3,335
Nassau Ltd. 5.229% due 10/15/2029 •	6,521	6,438
Newark BSL CLO Ltd. 5.328% due 07/25/2030 ~	6,845	6,769
NovaStar Mortgage Funding Trust 4.519% due 03/25/2037 •	1,616	1,078
Option One Mortgage Loan Trust
4.529% due 01/25/2037 •	520	310
5.169% due 02/25/2035 •	1,985	1,877
Option One Mortgage Loan Trust Asset-Backed Certificates 5.079% due 11/25/2035 •	257	245
OZLM Ltd. 5.493% due 07/20/2030 •	3,578	3,528
Palmer Square CLO Ltd. 5.179% due 07/16/2031 •	2,900	2,864
Palmer Square Loan Funding Ltd. 5.043% due 07/20/2029 ~	2,657	2,626
PRET LLC 3.721% due 07/25/2051 þ	7,270	6,820
Renaissance Home Equity Loan Trust
3.894% due 08/25/2033 •	183	169
5.109% due 11/25/2034 ~	151	129
5.149% due 12/25/2032 •	17	16
5.589% due 08/25/2032 •	290	272
Residential Asset Mortgage Products Trust
4.989% due 03/25/2036 •	71	69
5.334% due 09/25/2035 •	1,829	1,760
Residential Asset Securities Corp. Trust 4.969% due 06/25/2033 •	50	45
Romark CLO Ltd. 5.355% due 10/23/2030 ~	33,700	33,102
Securitized Asset-Backed Receivables LLC Trust 4.509% due 12/25/2036 ^•	2,129	488
SLM Student Loan Trust
5.858% due 04/25/2023 ~	8,032	7,959
5.969% due 12/15/2033 •	1,666	1,635
Sound Point CLO Ltd. 5.225% due 01/23/2029 ~	4,480	4,425
Soundview Home Loan Trust 4.509% due 11/25/2036 •	61	18
Stratus CLO Ltd. 5.143% due 12/28/2029 •	3,893	3,849
Structured Asset Investment Loan Trust
5.319% due 06/25/2035 •	11,234	10,729
5.364% due 09/25/2034 ~	5	5
5.664% due 12/25/2034 •	976	935
Structured Asset Securities Corp. Trust 5.079% due 09/25/2035 •	531	503
Symphony CLO Ltd. 4.959% due 04/15/2028 •	944	938
TICP CLO Ltd. 5.083% due 04/20/2028 •	2,787	2,779
Tralee CLO Ltd. 5.563% due 07/20/2029 •	6,278	6,218
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ^~	215	191
Venture CLO Ltd.
4.959% due 04/15/2027 ~	6,834	6,824
4.959% due 07/15/2027 •	270	271
5.373% due 04/20/2032 ~	4,000	3,900
5.766% due 08/28/2029 •	14,234	14,088
Wellfleet CLO Ltd.
5.133% due 04/20/2029 •	1,400	1,383
5.133% due 07/20/2029 •	1,456	1,437
5.153% due 04/20/2028 •	2,685	2,667

Total Asset-Backed Securities (Cost $284,354)		268,598

SHORT-TERM INSTRUMENTS 2.4%
REPURCHASE AGREEMENTS (f) 0.3%		3,384

U.S. TREASURY BILLS 2.1%
4.191% due 01/10/2023 - 03/23/2023 (c)(d)(j)	26,193	25,989

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

Total Short-Term Instruments (Cost $29,377)		29,373

Total Investments in Securities (Cost $4,358,839)		4,178,354

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	33,334	324

Total Short-Term Instruments (Cost $324)		324

Total Investments in Affiliates (Cost $324)		324

Total Investments 333.7% (Cost $4,359,163)		$4,178,678
Financial Derivative Instruments (h)(i) 0.2%(Cost or Premiums, net $14,916)		3,253
Other Assets and Liabilities, net (233.90)%		(2,929,616)

Net Assets 100.0%		$1,252,315

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							Principal only security.
(c)							Coupon represents a weighted average yield to maturity.
(d)							Zero coupon security.
(e)							Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$3,384	U.S. Treasury Bills 0.000% due 06/08/2023 - 06/29/2023		$(3,452)	$3,384	$3,384

Total Repurchase Agreements							$(3,452)	$3,384	$3,384

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BOS				4.470%	12/13/2022	01/12/2023	$(103,004)		$(103,273)
				4.480	12/19/2022	01/12/2023	(4,258)		(4,266)
				4.490	12/22/2022	01/12/2023	(12,084)		(12,102)
				4.500	12/14/2022	01/12/2023	(7,527)		(7,546)
				4.520	12/15/2022	01/12/2023	(26,388)		(26,451)
				4.540	12/21/2022	01/12/2023	(11,643)		(11,662)
DEU				4.250	12/30/2022	01/03/2023	(2,687)		(2,688)

Total Reverse Repurchase Agreements									$(167,988)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (72.2)%
Fannie Mae, TBA					4.000%	01/17/2038	$12,700	$(12,447)	$(12,382)
Uniform Mortgage-Backed Security, TBA					2.000	01/01/2053	93,300	(76,300)	(75,939)
Uniform Mortgage-Backed Security, TBA					2.000	02/01/2053	32,000	(26,141)	(26,073)
Uniform Mortgage-Backed Security, TBA					2.500	01/01/2053	24,000	(20,360)	(20,328)
Uniform Mortgage-Backed Security, TBA					2.500	02/01/2053	178,370	(152,973)	(151,237)
Uniform Mortgage-Backed Security, TBA					3.000	01/01/2053	193,000	(170,010)	(169,423)
Uniform Mortgage-Backed Security, TBA					3.500	01/01/2053	40,200	(36,628)	(36,526)
Uniform Mortgage-Backed Security, TBA					3.500	02/01/2053	48,300	(44,598)	(43,914)
Uniform Mortgage-Backed Security, TBA					4.000	01/01/2053	392,981	(375,609)	(368,606)

Total Short Sales (72.2)%								$(915,066)	$(904,428)

(g)							Securities with an aggregate market value of $172,195 and cash of $326 have been pledged as collateral under the terms of master agreements as of December 31, 2022.
(1)							Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(271,813) at a weighted average interest rate of 2.283%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract March Futures				06/2023	346	$82,249	$(403)		$0	$(22)
U.S. Treasury 10-Year Note March Futures				03/2023	489	54,913	(455)		0	(69)

							$(858)		$0	$(91)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract September Futures				12/2023	346	$(82,335)	$523		$39	$0
U.S. Treasury Ultra Long-Term Bond March Futures				03/2023	51	(6,850)	(16)		25	0

							$507		$64	$0

Total Futures Contracts							$(351)		$64	$(91)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.200%	Annual	04/29/2023	$50,800	$2	$1,529	$1,531	$28	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2025	177,000	(4,700)	(6,612)	(11,312)	0	(165)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	40,900	3,826	(176)	3,650	62	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	27,400	1,920	254	2,174	40	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028	32,419	124	(4,344)	(4,220)	0	(57)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	174,100	14,188	13,845	28,033	335	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	107,800	(5,888)	(6,423)	(12,311)	0	(203)
Receive	1-Day USD-SOFR Compounded-OIS	3.205	Annual	11/09/2029	11,900	99	222	321	32	0
Receive	1-Day USD-SOFR Compounded-OIS	3.217	Annual	11/09/2029	12,300	102	220	322	33	0
Receive	1-Day USD-SOFR Compounded-OIS	3.218	Annual	11/09/2029	11,900	99	212	311	32	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	11,700	1,026	146	1,172	23	0
Pay	1-Day USD-SOFR Compounded-OIS	1.225	Annual	12/20/2031	8,200	0	(1,470)	(1,470)	0	(29)
Pay	1-Day USD-SOFR Compounded-OIS	1.180	Annual	12/21/2031	14,700	0	(2,685)	(2,685)	0	(51)
Receive	1-Day USD-SOFR Compounded-OIS	1.758	Annual	03/16/2032	14,500	82	1,994	2,076	51	0
Pay	1-Day USD-SOFR Compounded-OIS	1.760	Annual	05/09/2032	8,500	(89)	(1,160)	(1,249)	0	(30)
Pay	1-Day USD-SOFR Compounded-OIS	1.767	Annual	05/09/2032	8,500	(90)	(1,154)	(1,244)	0	(30)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/09/2032	9,400	(100)	(1,259)	(1,359)	0	(33)
Pay	1-Day USD-SOFR Compounded-OIS	1.875	Annual	05/09/2032	8,900	(90)	(1,130)	(1,220)	0	(31)
Pay	1-Day USD-SOFR Compounded-OIS	2.198	Annual	06/08/2032	7,700	(82)	(776)	(858)	0	(27)
Pay	1-Day USD-SOFR Compounded-OIS	2.204	Annual	06/08/2032	7,700	(82)	(772)	(854)	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	2.314	Annual	06/08/2032	24,900	242	2,288	2,530	87	0
Receive	1-Day USD-SOFR Compounded-OIS	2.373	Annual	06/08/2032	11,500	107	1,004	1,111	40	0
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032	4,300	46	365	411	15	0

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	2.436	Annual	06/08/2032	5,800	56	473	529	20	0
Receive	1-Day USD-SOFR Compounded-OIS	2.451	Annual	06/08/2032	8,000	76	643	719	28	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	16,000	(1,027)	(2,059)	(3,086)	0	(42)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	81,100	2,521	4,176	6,697	218	(47)
Receive	1-Day USD-SOFR Compounded-OIS	2.553	Annual	06/15/2032	21,500	45	1,713	1,758	75	0
Receive	1-Day USD-SOFR Compounded-OIS	2.313	Annual	07/08/2032	140,100	543	13,913	14,456	486	0
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032	2,600	(36)	(152)	(188)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032	2,600	(36)	(150)	(186)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Annual	07/15/2032	26,700	0	3,833	3,833	92	0
Receive	1-Day USD-SOFR Compounded-OIS	2.998	Annual	09/16/2032	11,000	99	423	522	38	0
Receive	1-Day USD-SOFR Compounded-OIS	3.275	Annual	10/06/2032	25,900	0	632	632	89	0
Receive	1-Day USD-SOFR Compounded-OIS	3.275	Annual	11/09/2032	37,700	0	926	926	129	0
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/28/2032	37,500	281	341	622	128	0
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	03/03/2025	188,700	184	12,462	12,646	277	0
Receive	3-Month USD-LIBOR	1.400	Semi-Annual	04/05/2025	188,700	215	13,774	13,989	260	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	05/04/2025	188,700	223	13,462	13,685	255	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	14,840	(272)	(2,279)	(2,551)	0	(29)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028	154,500	1,026	(21,325)	(20,299)	0	(325)
Receive	3-Month USD-LIBOR	1.988	Semi-Annual	02/09/2032	3,900	24	527	551	8	0
Receive	3-Month USD-LIBOR	2.008	Semi-Annual	02/09/2032	6,500	30	881	911	16	0

Total Swap Agreements	$14,694	$36,332	$51,026	$2,897	$(1,144)

Cash of $31,901 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	09/18/2023	61,800	$138	$63
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.228	02/06/2023	10,600	112	27
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.530	02/06/2023	17,000	145	215
BPS	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.513	03/06/2023	10,600	80	170
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/20/2023	6,900	140	113
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	12/20/2023	20,500	415	542
BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/20/2023	6,800	140	112
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	12/20/2023	20,500	414	542
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380	04/06/2023	3,100	66	91
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	04/14/2023	3,000	71	112
DUB	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.120	02/06/2023	1,200	13	2
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.518	02/06/2023	56,000	484	733
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.533	02/06/2023	15,400	131	194
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.513	03/06/2023	11,000	81	177
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.720	03/06/2023	23,000	264	272
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	09/18/2023	59,600	131	61
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.123	02/06/2023	10,300	116	17
JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.635	03/06/2023	4,800	38	59
MYC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.203	02/06/2023	11,500	123	27

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.515	02/06/2023	13,800	117	182
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.770	12/21/2023	41,000	825	654
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.520	12/21/2023	41,000	825	1,113
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.348	04/13/2023	3,000	60	98
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	04/20/2023	2,900	71	125
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.273	04/20/2023	2,900	65	114
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	04/21/2023	3,200	94	146

$5,159	$5,961

Total Purchased Options	$5,159	$5,961

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.750%	09/18/2023	30,900	$(54)	$(22)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	6.000	09/18/2023	30,900	(46)	(14)
CBK	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	04/06/2023	17,000	(65)	(204)
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	04/14/2023	16,700	(72)	(200)
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.750	09/18/2023	29,800	(52)	(21)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	6.000	09/18/2023	29,800	(43)	(14)
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	04/13/2023	16,700	(60)	(200)
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	04/20/2023	32,400	(136)	(278)
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	04/21/2023	17,800	(95)	(153)

$(623)	$(1,106)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2053	$94.031	01/05/2023	7,000	$(40)	$(35)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053	101.891	01/05/2023	62,900	(187)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	99.813	02/06/2023	11,400	(77)	(72)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	99.977	02/06/2023	24,000	(158)	(166)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	100.000	02/06/2023	8,600	(58)	(60)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	101.813	02/06/2023	11,400	(69)	(24)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	102.000	02/06/2023	8,600	(52)	(15)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	102.438	02/06/2023	22,000	(124)	(24)
JPM	Put - OTC Fannie Mae 4.500% due 03/01/2053	97.000	03/06/2023	27,800	(239)	(428)
Put - OTC Fannie Mae 4.500% due 03/01/2053	97.156	03/06/2023	27,800	(239)	(450)
Call - OTC Fannie Mae 4.500% due 03/01/2053	99.000	03/06/2023	27,800	(204)	(70)
Call - OTC Fannie Mae 4.500% due 03/01/2053	99.156	03/06/2023	27,800	(202)	(62)
Put - OTC Fannie Mae 5.000% due 03/01/2053	98.766	03/06/2023	4,800	(41)	(66)
Call - OTC Fannie Mae 5.000% due 03/01/2053	100.766	03/06/2023	4,800	(34)	(16)
Put - OTC Fannie Mae 5.500% due 03/01/2053	99.766	03/06/2023	11,500	(79)	(115)
Put - OTC Fannie Mae 5.500% due 03/01/2053	99.781	03/06/2023	12,000	(83)	(120)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2053	94.031	01/05/2023	14,000	(79)	(69)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2053	94.703	01/05/2023	3,000	(7)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2053	95.266	01/05/2023	14,000	(50)	(6)
SAL	Put - OTC Fannie Mae 5.000% due 03/01/2053	97.578	03/06/2023	17,100	(136)	(160)
Call - OTC Fannie Mae 5.000% due 03/01/2053	99.578	03/06/2023	17,100	(123)	(125)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2053	98.563	02/06/2023	15,500	(115)	(141)

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053	101.859	01/05/2023	77,400	(230)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053	102.250	01/05/2023	86,000	(255)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	99.750	02/06/2023	29,500	(207)	(179)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	99.938	02/06/2023	17,000	(110)	(115)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	100.000	02/06/2023	40,000	(269)	(280)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	100.063	02/06/2023	48,000	(315)	(348)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	101.750	02/06/2023	29,500	(171)	(67)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	102.000	02/06/2023	62,000	(358)	(110)

$(4,311)	$(3,328)

Total Written Options	$(4,934)	$(4,434)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Structured Asset Investment Loan Trust 5.034% due 11/25/2034	1.950%	Monthly	11/25/2034	$3	$(3)	$3	$0	$0

Total Swap Agreements	$(3)	$3	$0	$0

(j)

Securities with an aggregate market value of $3,117 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$53	$0	$53
Industrials	0	802	0	802
Municipal Bonds & Notes
Texas	0	3,783	0	3,783
U.S. Government Agencies	0	3,675,139	39	3,675,178
Non-Agency Mortgage-Backed Securities	0	200,567	0	200,567
Asset-Backed Securities	0	268,598	0	268,598
Short-Term Instruments
Repurchase Agreements	0	3,384	0	3,384
U.S. Treasury Bills	0	25,989	0	25,989

$0	$4,178,315	$39	$4,178,354
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$324	$0	$0	$324

Total Investments	$324	$4,178,315	$39	$4,178,678

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(904,428)	$0	$(904,428)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,961	0	2,961
Over the counter	0	5,961	0	5,961

$0	$8,922	$0	$8,922
Financial Derivative Instruments - Liabilities

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

Exchange-traded or centrally cleared	0	(1,235)	0	(1,235)
Over the counter	0	(4,434)	0	(4,434)

	$0	$(5,669)	$0	$(5,669)

Total Financial Derivative Instruments	$0	$3,253	$0	$3,253

Totals	$324	$3,277,140	$39	$3,277,503

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO Municipal Portfolio	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.8% ¤
CORPORATE BONDS & NOTES 2.3%
INDUSTRIALS 2.3%
Hoag Memorial Hospital Presbyterian 3.803% due 07/15/2052	$1,000	$783
Northwell Healthcare, Inc. 4.260% due 11/01/2047	2,000	1,598

Total Corporate Bonds & Notes (Cost $3,037)		2,381

MUNICIPAL BONDS & NOTES 93.2%
ARIZONA 3.0%
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2021
4.000% due 04/01/2036	840	827
4.000% due 04/01/2038	1,035	986
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019 5.000% due 07/01/2049	1,250	1,289

		3,102

CALIFORNIA 6.6%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2031	1,270	1,432
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.850% due 06/01/2031	235	232
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	1,065	994
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.500% due 11/15/2027	1,000	1,067
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	1,900	1,843
Sanger Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2045	1,000	1,059
Sonoma County, California Revenue Bonds, Series 2010 6.000% due 12/01/2029	120	123

		6,750

CONNECTICUT 2.7%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 07/01/2047	3,000	2,701

FLORIDA 6.1%
Central Florida Expressway Authority Revenue Bonds, Series 2019 5.000% due 07/01/2044	1,000	1,052
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	1,500	1,447
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/15/2049	1,000	883
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,000	1,069
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 4.000% due 08/15/2047	2,000	1,785

		6,236

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Notes, (AGM Insured), Series 2021 5.000% due 01/01/2030	300	334

HAWAII 1.5%
Hawaii Airports System State Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,500	1,519

ILLINOIS 9.7%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022 5.000% due 01/01/2055	1,000	1,008
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2027	3,000	3,064

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	December 31, 2022 (Unaudited)

5.250% due 01/01/2028	2,000	2,043
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	836	880
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2025	2,000	2,051
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020 4.000% due 01/01/2038	905	873

		9,919

INDIANA 0.9%
Indiana Finance Authority Health System Revenue Bonds, Series 2019 4.000% due 12/01/2049	1,000	951

KANSAS 1.0%
Kansas Development Finance Authority Revenue Bonds, (BAM Insured),Series 2021 2.774% due 05/01/2051	1,500	1,014

LOUISIANA 1.4%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 4.000% due 02/01/2040	1,500	1,461

MARYLAND 1.7%
Maryland Department of Transportation State Revenue Bonds, Series 2021 5.000% due 08/01/2034	1,600	1,726

MASSACHUSETTS 1.0%
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,000	1,017

MICHIGAN 2.9%
Michigan State University Revenue Bonds, Series 2019 4.000% due 02/15/2039	3,000	3,006

MINNESOTA 2.5%
St Cloud, Minnesota Revenue Bonds, Series 2019 5.000% due 05/01/2048	2,500	2,554

NEVADA 3.3%
Clark Department of Aviation, Nevada Revenue Bonds, Series 2014 4.250% due 07/01/2034	2,000	2,019
Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005
0.000% due 06/01/2034 (a)	980	546
0.000% due 06/01/2036 (a)	1,520	754

		3,319

NEW JERSEY 2.8%
New Jersey Economic Development Authority Revenue Bonds, Series 2017 5.000% due 06/15/2034	1,000	1,049
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2040	1,000	914
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020 4.000% due 06/15/2039	1,000	926

		2,889

NEW YORK 7.3%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018 5.000% due 08/01/2042	3,100	3,283
New York State Dormitory Authority Revenue Bonds, Series 2018 5.000% due 10/01/2048	500	571
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 07/01/2042	1,000	1,081
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (b)	695	621
New York State Urban Development Corp. Revenue Bonds, Series 2019 4.000% due 03/15/2045	2,000	1,877

		7,433

OREGON 0.8%
Oregon Education Districts General Obligation Bonds, Series 2021 2.207% due 06/30/2033	1,000	767

PENNSYLVANIA 13.5%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2020 3.532% due 06/01/2042	2,000	1,569
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 4.000% due 02/15/2039	2,500	2,423

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	December 31, 2022 (Unaudited)

Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2022 4.000% due 02/15/2037	1,000	976
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue Bonds, Series 2022 4.000% due 05/01/2056	1,000	847
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2041	3,000	2,984
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/15/2049	550	571
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017 5.000% due 12/01/2040	1,000	1,035
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018 5.000% due 12/01/2043	3,250	3,401

		13,806

TENNESSEE 4.1%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010 6.568% due 07/01/2037	1,000	1,122
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.000% due 02/01/2025	3,000	3,041

		4,163

TEXAS 15.6%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 5.000% due 11/01/2037	1,000	1,110
Houston, Texas Combined Utility System Revenue Bonds, Series 2018 5.000% due 11/15/2043	3,000	3,182
Lower Colorado River Authority, Texas Revenue Bonds, Series 2019 5.000% due 05/15/2039	1,500	1,563
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017 4.000% due 08/15/2040	1,550	1,503
North Texas Tollway Authority Revenue Bonds, Series 2017 5.000% due 01/01/2043	2,500	2,600
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007 5.500% due 08/01/2027	2,000	2,112
Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	1,000	991
Texas Water Development Board Revenue Bonds, Series 2019 4.000% due 10/15/2049	3,000	2,868

		15,929

WASHINGTON 3.1%
Washington State General Obligation Bonds, Series 2018 5.000% due 02/01/2042	3,000	3,164

WISCONSIN 1.4%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	1,500	1,426

Total Municipal Bonds & Notes (Cost $100,725)		95,186

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (c) 0.3%		278

Total Short-Term Instruments (Cost $278)		278

Total Investments in Securities (Cost $104,040)		97,845

	SHARES
INVESTMENTS IN AFFILIATES 3.0%
SHORT-TERM INSTRUMENTS 3.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.0%
PIMCO Short-Term Floating NAV Portfolio III	313,291	3,044

Total Short-Term Instruments (Cost $3,041)		3,044

Total Investments in Affiliates (Cost $3,041)		3,044

Total Investments 98.8% (Cost $107,081)		$100,889
Other Assets and Liabilities, net 1.2%		1,258

Net Assets 100.0%		$102,147

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	(a)						Zero coupon security.
	(b)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200%			11/01/2054	11/18/2021	$785	$621	0.61%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(c)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$278	U.S. Treasury Bills 0.000% due 06/29/2023	$(284)	$278	$278

Total Repurchase Agreements						$(284)	$278	$278

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
	Industrials			$0	$2,381	$0	$2,381
Municipal Bonds & Notes
	Arizona			0	3,102	0	3,102
	California			0	6,750	0	6,750
	Connecticut			0	2,701	0	2,701
	Florida			0	6,236	0	6,236
	Georgia			0	334	0	334
	Hawaii			0	1,519	0	1,519
	Illinois			0	9,919	0	9,919
	Indiana			0	951	0	951
	Kansas			0	1,014	0	1,014
	Louisiana			0	1,461	0	1,461
	Maryland			0	1,726	0	1,726
	Massachusetts			0	1,017	0	1,017
	Michigan			0	3,006	0	3,006
	Minnesota			0	2,554	0	2,554
	Nevada			0	3,319	0	3,319
	New Jersey			0	2,889	0	2,889
	New York			0	7,433	0	7,433
	Oregon			0	767	0	767
	Pennsylvania			0	13,806	0	13,806
	Tennessee			0	4,163	0	4,163
	Texas			0	15,929	0	15,929
	Washington			0	3,164	0	3,164
	Wisconsin			0	1,426	0	1,426
Short-Term Instruments
	Repurchase Agreements			0	278	0	278

				$0	$97,845	$0	$97,845
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes			$3,044	$0	$0	$3,044

Total Investments				$3,044	$97,845	$0	$100,889

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO Real Return Portfolio	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 175.9% ¤
U.S. TREASURY OBLIGATIONS 175.0%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 07/15/2024	$1,883	$1,822
0.125% due 10/15/2024	813	783
0.125% due 04/15/2025	2,307	2,199
0.125% due 10/15/2025	1,149	1,092
0.125% due 04/15/2026 (b)	4,773	4,488
0.125% due 10/15/2026 (b)	2,814	2,638
0.125% due 01/15/2030 (b)	3,718	3,342
0.125% due 07/15/2030	1,279	1,146
0.125% due 01/15/2031	2,679	2,381
0.125% due 07/15/2031	2,179	1,927
0.125% due 01/15/2032 (b)	3,698	3,242
0.125% due 02/15/2051	1,522	982
0.250% due 01/15/2025	38	36
0.250% due 02/15/2050	904	610
0.375% due 07/15/2025 (b)	5,396	5,183
0.375% due 01/15/2027	2,344	2,211
0.500% due 04/15/2024	1,891	1,839
0.500% due 01/15/2028 (b)	4,349	4,092
0.625% due 04/15/2023	2,160	2,137
0.625% due 01/15/2024	3,027	2,963
0.625% due 02/15/2043	389	314
0.750% due 07/15/2028 (b)	3,205	3,055
0.750% due 02/15/2042	1,213	1,017
0.750% due 02/15/2045	1,063	861
0.875% due 01/15/2029	944	900
0.875% due 02/15/2047	160	132
1.000% due 02/15/2046	1,975	1,679
1.000% due 02/15/2048	1,764	1,487
1.375% due 02/15/2044	818	761
1.750% due 01/15/2028	2,915	2,914
2.125% due 02/15/2041	1,402	1,486
3.625% due 04/15/2028 (b)	5,085	5,545
3.875% due 04/15/2029 (b)	3,276	3,682

Total U.S. Treasury Obligations (Cost $78,422)		68,946

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.669% due 01/25/2035 •	60	55
Merrill Lynch Mortgage Investors Trust 4.809% due 07/25/2030 ~	322	297

Total Non-Agency Mortgage-Backed Securities (Cost $365)		352

Total Investments in Securities (Cost $78,787)		69,298

	SHARES
INVESTMENTS IN AFFILIATES 5.6%
SHORT-TERM INSTRUMENTS 5.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.6%
PIMCO Short-Term Floating NAV Portfolio III	225,838	2,194

Total Short-Term Instruments (Cost $2,194)		2,194

Total Investments in Affiliates (Cost $2,194)		2,194

Total Investments 181.5% (Cost $80,981)		$71,492
Financial Derivative Instruments (c)(d) 0.0%(Cost or Premiums, net $(219))		1
Other Assets and Liabilities, net (81.5)%		(32,097)

Net Assets 100.0%		$39,396

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BSN	4.160%	11/03/2022	01/04/2023	$(32,611)	$(32,841)

Total Reverse Repurchase Agreements	$(32,841)

(b)	Securities with an aggregate market value of $32,662 have been pledged as collateral under the terms of master agreements as of December 31, 2022.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(42,070) at a weighted average interest rate of 2.072%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Schatz March Futures	03/2023	11	$(1,241)	$16	$1	$(1)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	1	(134)	9	1	0

Total Futures Contracts	$25	$2	$(1)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(1)	6-Month EUR-EURIBOR	0.830%	Annual	12/09/2052	EUR	100	$0	$3	$3	$0	$0
Pay	CPTFEMU	2.975	Maturity	08/15/2027	900	4	7	11	3	0

Total Swap Agreements	$4	$10	$14	$3	$0

Cash of $105 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.
(1)	This instrument has a forward starting effective date.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

MBC	01/2023	EUR	35	$37	$0	$(1)
01/2023	JPY	9,200	68	0	(2)

Total Forward Foreign Currency Contracts	$0	$(3)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	December 31, 2022 (Unaudited)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	28,300	$(206)	$0
Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	2,400	(17)	0

Total Written Options	$(223)	$0

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
U.S. Treasury Obligations	$0	$68,946	$0	$68,946
Non-Agency Mortgage-Backed Securities	0	352	0	352

$0	$69,298	$0	$69,298
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,194	$0	$0	$2,194

Total Investments	$2,194	$69,298	$0	$71,492

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$1	$4	$0	$5

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	0	0	(1)
Over the counter	0	(3)	0	(3)

$(1)	$(3)	$0	$(4)

Total Financial Derivative Instruments	$0	$1	$0	$1

Totals	$2,194	$69,299	$0	$71,493

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 111.6% ¤
CORPORATE BONDS & NOTES 76.8%
BANKING & FINANCE 31.4%
AerCap Ireland Capital DAC
3.850% due 10/29/2041	$600	$426
4.875% due 01/16/2024	600	595
AIA Group Ltd. 5.625% due 10/25/2027	200	204
Alexandria Real Estate Equities, Inc. 3.000% due 05/18/2051	500	318
Ally Financial, Inc. 8.000% due 11/01/2031	300	311
American Homes 4 Rent LP 4.250% due 02/15/2028	300	278
American Tower Corp. 2.100% due 06/15/2030	800	635
Aon Corp. 2.800% due 05/15/2030	500	428
Banco Santander SA
5.147% due 08/18/2025	200	198
5.294% due 08/18/2027	200	196
Bank Leumi Le-Israel BM 5.125% due 07/27/2027	200	199
Bank of America Corp.
1.922% due 10/24/2031 •	400	306
2.831% due 10/24/2051 •	800	494
2.884% due 10/22/2030 •	1,400	1,174
3.824% due 01/20/2028 •	300	280
6.204% due 11/10/2028 •	700	724
Bank of Ireland Group PLC 6.253% due 09/16/2026 •	200	199
Barclays PLC
2.645% due 06/24/2031 •	1,500	1,173
5.746% due 08/09/2033 •	500	474
Blackstone Holdings Finance Co. LLC 6.200% due 04/22/2033	400	404
BNP Paribas SA 7.750% due 08/16/2029 •(b)(c)	300	297
Boston Properties LP 6.750% due 12/01/2027	100	103
Brookfield Finance, Inc. 3.500% due 03/30/2051	800	511
Citigroup, Inc.
3.057% due 01/25/2033 •(d)	500	405
3.106% due 04/08/2026 •	650	616
CNA Financial Corp. 2.050% due 08/15/2030	400	316
Cooperatieve Rabobank UA 4.655% due 08/22/2028 •	300	288
Credit Suisse AG 1.250% due 08/07/2026	400	324
Credit Suisse Group AG
2.593% due 09/11/2025 •	300	265
6.442% due 08/11/2028 •	300	274
Crown Castle, Inc.
1.050% due 07/15/2026	500	433
3.250% due 01/15/2051	300	196
Deutsche Bank AG
2.311% due 11/16/2027 •	600	510
3.961% due 11/26/2025 •	400	383
6.119% due 07/14/2026 •	400	398
DNB Bank ASA 5.896% due 10/09/2026 •	500	501
Equinix, Inc. 3.000% due 07/15/2050	300	190
Essex Portfolio LP 1.700% due 03/01/2028	500	417
Extra Space Storage LP 3.900% due 04/01/2029	700	628
Federation des Caisses Desjardins du Quebec
4.400% due 08/23/2025	200	195
4.550% due 08/23/2027	200	192

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	December 31, 2022 (Unaudited)

Fifth Third Bacorp 4.772% due 07/28/2030 •		200	191
GLP Capital LP 5.250% due 06/01/2025		200	197
Goldman Sachs Group, Inc.
2.600% due 02/07/2030		1,300	1,088
3.800% due 03/15/2030		200	180
4.482% due 08/23/2028 •		300	288
7.250% due 04/10/2028	GBP	200	260
Host Hotels & Resorts LP
2.900% due 12/15/2031		$300	230
3.500% due 09/15/2030		300	248
HSBC Holdings PLC
2.357% due 08/18/2031 •		500	383
2.848% due 06/04/2031 •		600	480
5.210% due 08/11/2028 •		400	387
5.402% due 08/11/2033 •		500	464
7.390% due 11/03/2028 •		500	526
Hudson Pacific Properties LP 5.950% due 02/15/2028		100	94
ING Groep NV 4.625% due 01/06/2026		300	293
JPMorgan Chase & Co.
2.182% due 06/01/2028 •		1,500	1,314
4.452% due 12/05/2029 •		1,200	1,130
4.851% due 07/25/2028 •		400	391
4.912% due 07/25/2033 •		800	764
Kilroy Realty LP 2.650% due 11/15/2033		300	209
Lazard Group LLC 4.375% due 03/11/2029		100	93
Liberty Mutual Group, Inc. 4.625% due 12/02/2030	EUR	500	512
Lloyds Banking Group PLC
4.375% due 03/22/2028		$400	380
4.550% due 08/16/2028		500	471
4.976% due 08/11/2033 •		500	461
Loews Corp. 3.200% due 05/15/2030		200	177
Mid-America Apartments LP 3.950% due 03/15/2029		400	376
Mitsubishi HC Capital, Inc. 5.080% due 09/15/2027		200	197
Mitsubishi UFJ Financial Group, Inc.
1.640% due 10/13/2027 •		200	173
2.048% due 07/17/2030		1,300	1,028
5.017% due 07/20/2028 •		500	489
Morgan Stanley
4.679% due 07/17/2026 •		500	492
6.296% due 10/18/2028 •		500	517
6.342% due 10/18/2033 •		200	210
MPT Operating Partnership LP
3.375% due 04/24/2030	GBP	100	79
4.625% due 08/01/2029		$100	76
NatWest Group PLC
4.445% due 05/08/2030 •		600	545
4.892% due 05/18/2029 •		500	474
5.516% due 09/30/2028 •		200	198
Nomura Holdings, Inc.
2.608% due 07/14/2031		500	388
2.679% due 07/16/2030		200	160
NTT Finance Corp. 4.372% due 07/27/2027		100	98
Santander UK Group Holdings PLC 6.833% due 11/21/2026 •		600	608
Societe Generale SA
3.625% due 03/01/2041		200	130
6.221% due 06/15/2033 •		200	188
Standard Chartered PLC
3.971% due 03/30/2026 •		200	191
7.776% due 11/16/2025 •		300	309
Synchrony Bank 5.625% due 08/23/2027		250	244
Synchrony Financial 3.950% due 12/01/2027		300	268
Truist Financial Corp. 6.123% due 10/28/2033 •		300	317
UBS Group AG
4.703% due 08/05/2027 •		400	387
4.988% due 08/05/2033 •		200	186
VICI Properties LP 4.375% due 05/15/2025		300	292
Wells Fargo & Co.
2.393% due 06/02/2028 •		200	177
2.879% due 10/30/2030 •		1,500	1,277
3.350% due 03/02/2033 •		300	254

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	December 31, 2022 (Unaudited)

4.897% due 07/25/2033 •	100	95
Welltower, Inc. 4.250% due 04/01/2026	400	387
Weyerhaeuser Co.
4.000% due 11/15/2029	600	549
4.000% due 04/15/2030	400	365

		39,393

INDUSTRIALS 38.7%
AbbVie, Inc.
4.050% due 11/21/2039	900	774
4.850% due 06/15/2044	300	276
Alibaba Group Holding Ltd. 2.700% due 02/09/2041	600	385
Altria Group, Inc. 3.400% due 02/04/2041	300	200
America Movil SAB de CV
3.625% due 04/22/2029	700	636
5.375% due 04/04/2032	600	542
Amgen, Inc.
3.375% due 02/21/2050	300	210
4.050% due 08/18/2029	300	281
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028	500	437
Anheuser-Busch Cos. LLC 4.700% due 02/01/2036	300	284
Anheuser-Busch InBev Finance, Inc. 4.625% due 02/01/2044	400	361
ArcelorMittal SA 6.800% due 11/29/2032	300	299
AstraZeneca PLC
4.375% due 08/17/2048	500	447
6.450% due 09/15/2037	600	679
BAT Capital Corp.
2.259% due 03/25/2028	400	333
4.700% due 04/02/2027	100	96
Baxter International, Inc. 1.730% due 04/01/2031	1,100	841
Bayer U.S. Finance LLC 4.250% due 12/15/2025	500	485
Becton Dickinson & Co. 1.957% due 02/11/2031	700	555
Boeing Co.
2.950% due 02/01/2030	300	255
3.950% due 08/01/2059	1,000	676
Bristol-Myers Squibb Co. 3.900% due 03/15/2062	200	155
Broadcom, Inc.
1.950% due 02/15/2028	300	254
3.469% due 04/15/2034	700	560
3.750% due 02/15/2051	400	278
Cameron LNG LLC 3.302% due 01/15/2035	300	243
CDW LLC
3.250% due 02/15/2029	400	341
3.569% due 12/01/2031	100	83
Centene Corp.
2.450% due 07/15/2028	300	254
3.000% due 10/15/2030	700	575
Charter Communications Operating LLC
2.250% due 01/15/2029	200	161
3.950% due 06/30/2062	1,000	593
5.250% due 04/01/2053	300	233
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029	500	453
Comcast Corp. 5.350% due 11/15/2027	200	205
CommonSpirit Health 6.073% due 11/01/2027	100	102
Constellation Brands, Inc.
3.150% due 08/01/2029	400	351
4.500% due 05/09/2047	300	254
Continental Resources, Inc. 4.375% due 01/15/2028	650	597
CSL Finanace PLC Co. 4.950% due 04/27/2062	200	179
CVS Health Corp. 3.250% due 08/15/2029	700	628
DCP Midstream Operating LP 5.375% due 07/15/2025	600	595
Deere & Co. 3.100% due 04/15/2030	700	629
Diageo Capital PLC 5.300% due 10/24/2027	200	205

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	December 31, 2022 (Unaudited)

DR Horton, Inc. 1.400% due 10/15/2027	100	84
eBay, Inc. 5.950% due 11/22/2027	300	309
Elevance Health, Inc.
5.500% due 10/15/2032	400	411
6.100% due 10/15/2052	300	322
Enbridge, Inc. 7.625% due 01/15/2083 •	200	198
Energy Transfer LP
4.750% due 01/15/2026	200	195
5.350% due 05/15/2045	400	341
Entergy Louisiana LLC
2.350% due 06/15/2032	800	638
2.900% due 03/15/2051	700	451
EQT Corp. 7.000% due 02/01/2030	600	623
Expedia Group, Inc. 3.250% due 02/15/2030	300	255
Fidelity National Information Services, Inc.
1.150% due 03/01/2026	200	176
4.700% due 07/15/2027	100	98
Freeport-McMoRan, Inc. 5.400% due 11/14/2034	100	95
GE HealthCare Technologies, Inc. 5.600% due 11/15/2025	200	201
General Electric Co. 4.500% due 03/11/2044	200	173
General Motors Co.
5.400% due 10/15/2029	200	191
5.600% due 10/15/2032	200	186
Glencore Funding LLC 2.625% due 09/23/2031	700	559
Global Payments, Inc.
2.900% due 05/15/2030	100	82
3.200% due 08/15/2029	100	85
4.150% due 08/15/2049	300	215
5.400% due 08/15/2032	200	191
GSK Consumer Healthcare Capital U.S. LLC 3.375% due 03/24/2029	750	676
HCA, Inc.
4.375% due 03/15/2042	700	560
5.375% due 02/01/2025	500	500
Home Depot, Inc. 4.950% due 09/15/2052	200	193
Humana, Inc.
3.700% due 03/23/2029	500	459
3.950% due 03/15/2027	400	384
5.875% due 03/01/2033	200	207
Hyatt Hotels Corp. 5.625% due 04/23/2025	200	199
Illumina, Inc.
5.750% due 12/13/2027	100	101
5.800% due 12/12/2025	200	202
Imperial Brands Finance PLC 6.125% due 07/27/2027	200	199
JD.com, Inc. 3.375% due 01/14/2030	700	614
JDE Peet's NV 2.250% due 09/24/2031	300	228
Kellogg Co. 2.100% due 06/01/2030	400	326
Kinder Morgan, Inc. 4.800% due 02/01/2033	250	233
Kraft Heinz Foods Co. 6.875% due 01/26/2039	200	218
Lenovo Group Ltd. 5.831% due 01/27/2028	400	386
Linde, Inc. 1.100% due 08/10/2030	800	615
Lockheed Martin Corp. 5.100% due 11/15/2027	300	307
Marriott International, Inc.
4.000% due 04/15/2028	500	465
4.625% due 06/15/2030	400	374
Marvell Technology, Inc.
1.650% due 04/15/2026	100	88
2.950% due 04/15/2031	600	484
McDonald's Corp. 3.800% due 04/01/2028	400	384
Meta Platforms, Inc. 3.850% due 08/15/2032	100	88
Micron Technology, Inc. 6.750% due 11/01/2029	200	204
Moody's Corp.
2.000% due 08/19/2031	300	238

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	December 31, 2022 (Unaudited)

3.250% due 01/15/2028	900	831
Motorola Solutions, Inc.
2.300% due 11/15/2030	900	706
4.600% due 05/23/2029	200	191
MPLX LP 4.950% due 09/01/2032	200	188
Netflix, Inc. 4.875% due 04/15/2028	200	194
Northrop Grumman Corp. 4.400% due 05/01/2030	400	385
NXP BV
4.300% due 06/18/2029	200	187
4.875% due 03/01/2024	400	397
Open Text Corp. 6.900% due 12/01/2027	200	200
Oracle Corp.
1.650% due 03/25/2026 (d)	200	179
2.875% due 03/25/2031 (d)	300	249
3.250% due 11/15/2027	200	184
3.900% due 05/15/2035	500	420
Penske Truck Leasing Co. LP 5.875% due 11/15/2027	200	202
Petroleos Mexicanos 6.700% due 02/16/2032	400	315
Philip Morris International, Inc. 1.750% due 11/01/2030	700	550
Quanta Services, Inc. 3.050% due 10/01/2041	600	396
RELX Capital, Inc. 3.000% due 05/22/2030	300	256
Rogers Communications, Inc. 5.000% due 03/15/2044	500	431
ServiceNow, Inc. 1.400% due 09/01/2030	500	384
Skyworks Solutions, Inc. 1.800% due 06/01/2026	300	264
Southern Co.
1.750% due 03/15/2028	300	253
3.750% due 09/15/2051 •	700	567
Spectra Energy Partners LP 3.375% due 10/15/2026	400	373
Stryker Corp. 1.950% due 06/15/2030	700	572
Sysco Corp.
2.400% due 02/15/2030	200	167
4.850% due 10/01/2045	400	355
T-Mobile USA, Inc.
2.400% due 03/15/2029	700	592
3.375% due 04/15/2029	500	441
3.600% due 11/15/2060	800	532
Targa Resources Corp. 5.200% due 07/01/2027	500	491
TransCanada PipeLines Ltd. 4.875% due 01/15/2026	500	497
Transurban Finance Co. Pty. Ltd. 4.125% due 02/02/2026	100	96
TSMC Arizona Corp. 3.125% due 10/25/2041	600	468
UnitedHealth Group, Inc. 4.950% due 05/15/2062	400	377
Var Energi ASA 7.500% due 01/15/2028	300	306
VeriSign, Inc. 2.700% due 06/15/2031	300	245
Volkswagen Group of America Finance LLC 3.350% due 05/13/2025	200	191
Walt Disney Co. 5.400% due 10/01/2043	700	702
Warnermedia Holdings, Inc. 5.391% due 03/15/2062	1,000	734
Weibo Corp. 3.500% due 07/05/2024	700	678
Weir Group PLC 2.200% due 05/13/2026	200	178
Westinghouse Air Brake Technologies Corp. 3.450% due 11/15/2026	400	372
Zoetis, Inc. 4.700% due 02/01/2043	300	270

		48,557

UTILITIES 6.7%
American Electric Power Co., Inc. 5.950% due 11/01/2032	300	314
Appalachian Power Co. 4.500% due 08/01/2032	400	374

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	December 31, 2022 (Unaudited)

AT&T, Inc. 3.800% due 12/01/2057		100	70
Brooklyn Union Gas Co. 4.632% due 08/05/2027		100	96
Constellation Energy Generation LLC 3.250% due 06/01/2025		300	287
Consumers Energy Co. 4.200% due 09/01/2052		200	172
DTE Energy Co. 3.400% due 06/15/2029		400	356
Duke Energy Carolinas LLC 3.550% due 03/15/2052		300	226
Duke Energy Corp. 3.100% due 06/15/2028	EUR	400	402
EDP Finance BV 6.300% due 10/11/2027		$200	206
Enel Finance International NV
7.500% due 10/14/2032		500	530
7.750% due 10/14/2052		200	215
Georgia Power Co. 2.650% due 09/15/2029		200	171
Massachusetts Electric Co. 1.729% due 11/24/2030		400	302
MidAmerican Energy Co. 4.250% due 07/15/2049		600	512
Pacific Gas & Electric Co.
4.000% due 12/01/2046		900	606
5.900% due 06/15/2032		200	196
Public Service Enterprise Group, Inc. 5.850% due 11/15/2027		300	309
Southern California Edison Co.
2.750% due 02/01/2032		300	252
2.850% due 08/01/2029		100	87
2.950% due 02/01/2051		200	129
5.950% due 11/01/2032		600	636
Southern Co. Gas Capital Corp. 3.950% due 10/01/2046		500	377
Southwest Gas Corp. 5.800% due 12/01/2027		300	304
Tampa Electric Co. 3.875% due 07/12/2024		100	98
Targa Resources Partners LP 4.875% due 02/01/2031		100	91
Verizon Communications, Inc.
3.000% due 11/20/2060		300	180
4.329% due 09/21/2028		300	289
Vodafone Group PLC 7.875% due 02/15/2030		400	452
WEC Energy Group, Inc. 5.150% due 10/01/2027		100	101
Wisconsin Electric Power Co. 4.750% due 09/30/2032		100	98

			8,438

Total Corporate Bonds & Notes (Cost $100,040)			96,388

U.S. TREASURY OBLIGATIONS 7.0%
U.S. Treasury Bonds
2.875% due 05/15/2052		1,100	882
3.000% due 11/15/2044		149	123
3.250% due 05/15/2042		3,700	3,245
3.375% due 08/15/2042		2,300	2,056
4.000% due 11/15/2042 (a)		2,200	2,155
U.S. Treasury Notes
4.125% due 11/15/2032		325	332

Total U.S. Treasury Obligations (Cost $9,580)			8,793

ASSET-BACKED SECURITIES 0.5%
Barings CLO Ltd. 5.029% due 04/15/2031 •		300	294

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	December 31, 2022 (Unaudited)

Ready Capital Mortgage Financing LLC 6.875% due 10/25/2039 •	300	299

Total Asset-Backed Securities (Cost $587)		593

SHORT-TERM INSTRUMENTS 27.3%
REPURCHASE AGREEMENTS (e) 27.3%		34,200

Total Short-Term Instruments (Cost $34,200)		34,200

Total Investments in Securities (Cost $144,407)		139,974

Total Investments 111.6% (Cost $144,407)		$139,974
Financial Derivative Instruments (f)(g) (0.0)%(Cost or Premiums, net $40)		(34)
Other Assets and Liabilities, net (11.6)%		(14,522)

Net Assets 100.0%		$125,418

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(c)	Contingent convertible security.
(d)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	3.057%	01/25/2033	12/05/2022	$414	$405	0.32%
Oracle Corp.	1.650	03/25/2026	09/01/2022	181	179	0.14
Oracle Corp.	2.875	03/25/2031	10/28/2022	239	249	0.20

$834	$833	0.66%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

SCX	4.310%	01/03/2023	01/04/2023	$17,100	U.S. Treasury Bonds 5.250% due 11/15/2028	$(17,584)	$17,100	$17,100
4.350	12/30/2022	01/03/2023	17,100	U.S. Treasury Bonds 1.625% due 11/15/2050	(17,370)	17,100	17,108

Total Repurchase Agreements	$(34,954)	$34,200	$34,208

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(32) at a weighted average interest rate of 3.544%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2023	88	$9,498	$(25)	$0	$(8)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

United Kingdom Long Gilt March Futures	03/2023	1	$(121)	$6	$0	$0

Total Futures Contracts	$(19)	$0	$(8)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

American International Group, Inc.	1.000%	Quarterly	12/20/2027	0.956%	$200	$(1)	$1	$0	$0	$0

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	December 31, 2022 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-39 5-Year Index	1.000%	Quarterly	12/20/2027	$16,000	$44	$90	$134	$1	$0

Total Swap Agreements	$43	$91	$134	$1	$0

Cash of $844 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	02/2023	EUR	386	$404	$0	$(10)
BRC	02/2023	200	210	0	(5)
SCX	02/2023	300	317	0	(5)
02/2023	GBP	287	342	0	(5)

Total Forward Foreign Currency Contracts	$0	$(25)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.870%	01/23/2023	100	$(1)	$(1)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.320	01/23/2023	100	(1)	(1)

$(2)	$(2)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053	$101.859	01/05/2023	400	$(1)	$0

Total Written Options	$(3)	$(2)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$39,393	$0	$39,393
Industrials	0	48,557	0	48,557
Utilities	0	8,438	0	8,438
U.S. Treasury Obligations	0	8,793	0	8,793
Asset-Backed Securities	0	593	0	593
Short-Term Instruments
Repurchase Agreements	0	34,200	0	34,200

Total Investments	$0	$139,974	$0	$139,974

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	December 31, 2022 (Unaudited)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$1	$0	$1

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(8)	0	(8)
Over the counter	0	(27)	0	(27)

	$0	$(35)	$0	$(35)

Total Financial Derivative Instruments	$0	$(34)	$0	$(34)

Totals	$0	$139,940	$0	$139,940

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Consolidated Schedule of Investments PIMCO Short Asset Portfolio	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
CORPORATE BONDS & NOTES 30.7%
BANKING & FINANCE 17.4%
Air Lease Corp.
2.250% due 01/15/2023		$2,700	$2,697
2.750% due 01/15/2023		2,500	2,497
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		1,000	997
Banco Santander SA
3.892% due 05/24/2024		6,600	6,465
5.039% (US0003M + 1.120%) due 04/12/2023 ~		6,700	6,701
Bank of America Corp.
3.301% due 04/24/2024 •(c)	CAD	15,700	11,518
4.100% due 07/24/2023		$3,100	3,087
5.555% (US0003M + 0.790%) due 03/05/2024 ~		27,600	27,587
Bank of Nova Scotia 4.376% (SOFRRATE + 0.380%) due 07/31/2024 ~		900	891
Barclays PLC 4.967% (BBSW3M + 1.800%) due 06/15/2023 ~	AUD	11,500	7,837
BNP Paribas SA
3.375% due 01/09/2025		$3,195	3,077
3.500% due 03/01/2023		1,975	1,970
3.800% due 01/10/2024		10,950	10,764
4.705% due 01/10/2025 •		29,324	29,043
BPCE SA 1.652% due 10/06/2026 •		1,300	1,157
Brookfield Finance, Inc. 4.000% due 04/01/2024		11,430	11,258
Canadian Imperial Bank of Commerce 5.122% (SOFRRATE + 0.800%) due 03/17/2023 ~		5,370	5,376
Cantor Fitzgerald LP 4.875% due 05/01/2024		19,034	18,685
Charles Schwab Corp. 5.296% (SOFRINDX + 1.050%) due 03/03/2027 ~		500	487
Citigroup, Inc. 5.784% (US0003M + 1.023%) due 06/01/2024 ~		46,113	46,182
CK Hutchison International Ltd. 3.250% due 04/11/2024		3,800	3,713
Cooperatieve Rabobank UA 1.980% due 12/15/2027 •		4,100	3,569
Credit Suisse Group AG
4.207% due 06/12/2024 •		1,650	1,609
5.975% (US0003M + 1.240%) due 06/12/2024 ~		19,000	17,997
Danske Bank AS
1.621% due 09/11/2026 •		7,500	6,613
3.875% due 09/12/2023		8,715	8,608
5.375% due 01/12/2024		8,669	8,601
5.795% (US0003M + 1.060%) due 09/12/2023 ~		11,135	11,137
DBS Group Holdings Ltd. 1.169% due 11/22/2024		5,000	4,662
Deutsche Bank AG
0.962% due 11/08/2023		4,000	3,850
3.950% due 02/27/2023		950	947
4.162% due 05/13/2025		9,600	9,407
4.486% (BBSW3M + 1.400%) due 01/30/2023 ~	AUD	600	408
GA Global Funding Trust 1.250% due 12/08/2023		$7,230	6,940
General Motors Financial Co., Inc.
1.700% due 08/18/2023		8,088	7,904
3.700% due 05/09/2023		1,085	1,080
Goldman Sachs Group, Inc.
3.625% due 02/20/2024		5,000	4,916
5.442% (US0003M + 0.750%) due 02/23/2023 ~		19,915	19,926
6.334% (US0003M + 1.600%) due 11/29/2023 ~		8,500	8,566
Hana Bank 5.127% (US0003M + 0.800%) due 07/26/2023 ~		5,000	5,006
HSBC Holdings PLC
4.150% (BBSW3M + 1.100%) due 02/16/2024 ~	AUD	19,050	12,959
5.674% (US0003M + 1.000%) due 05/18/2024 ~		$17,025	16,962
5.965% (US0003M + 1.230%) due 03/11/2025 ~		16,700	16,560
6.115% (US0003M + 1.380%) due 09/12/2026 ~		5,000	4,924
Hyundai Capital Services, Inc. 3.750% due 03/05/2023		6,400	6,380

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2022 (Unaudited)

ING Groep NV
4.100% due 10/02/2023		20,000	19,844
5.754% (US0003M + 1.000%) due 10/02/2023 ~		9,975	10,002
5.963% (SOFRINDX + 1.640%) due 03/28/2026 ~		10,000	9,959
Jackson National Life Global Funding 5.473% (SOFRRATE + 1.150%) due 06/28/2024 ~		10,000	10,004
Kookmin Bank 5.534% (US0003M + 0.780%) due 04/03/2023 ~		3,000	3,004
Lloyds Banking Group PLC
3.900% due 11/23/2023	AUD	500	336
3.900% due 03/12/2024		$3,300	3,241
LSEGA Financing PLC 0.650% due 04/06/2024		1,800	1,691
Metropolitan Life Global Funding
0.400% due 01/07/2024		2,700	2,575
0.900% due 06/08/2023		5,000	4,918
Mitsubishi UFJ Financial Group, Inc.
0.848% due 09/15/2024 •		11,000	10,619
0.953% due 07/19/2025 •		14,300	13,295
5.460% (SOFRRATE + 1.650%) due 07/18/2025 ~		12,600	12,649
5.653% (SOFRRATE + 1.385%) due 09/12/2025 ~		7,500	7,501
Mitsui Fudosan Co. Ltd. 2.950% due 01/23/2023		1,000	999
Mizuho Financial Group, Inc.
4.899% (US0003M + 0.990%) due 07/10/2024 ~		23,800	23,748
5.345% (US0003M + 0.610%) due 09/08/2024 ~		11,800	11,726
5.387% (US0003M + 0.630%) due 05/25/2024 ~		2,899	2,883
MUFG Bank Ltd. 3.726% (BBSW3M + 0.480%) due 09/26/2024 ~	AUD	3,600	2,440
Nationwide Building Society 3.766% due 03/08/2024 •		$15,000	14,919
NatWest Group PLC 6.274% (US0003M + 1.550%) due 06/25/2024 ~		180	180
Nissan Motor Acceptance Co. LLC 3.875% due 09/21/2023		4,000	3,927
Nomura Holdings, Inc.
1.851% due 07/16/2025		22,700	20,711
2.648% due 01/16/2025		19,694	18,610
ORIX Corp. 3.250% due 12/04/2024		800	771
Oversea-Chinese Banking Corp. Ltd. 3.551% (BBSW3M + 0.350%) due 03/18/2024 ~(c)	AUD	2,500	1,698
Protective Life Global Funding
0.781% due 07/05/2024		$8,000	7,467
1.082% due 06/09/2023		14,700	14,456
QNB Finance Ltd. 1.375% due 01/26/2026		8,500	7,620
Santander U.K. Group Holdings PLC
1.089% due 03/15/2025 •		7,000	6,543
3.373% due 01/05/2024 •		4,000	4,000
4.796% due 11/15/2024 •		5,000	4,918
Santander U.K. PLC 1.625% due 02/12/2023		12,000	11,971
Societe Generale SA
2.226% due 01/21/2026 •		3,000	2,761
3.871% due 07/15/2023 •	AUD	19,710	13,416
4.351% due 06/13/2025		$1,100	1,076
Sumitomo Mitsui Financial Group, Inc.
4.191% (BBSW3M + 1.250%) due 10/16/2024 ~	AUD	16,800	11,414
4.605% (SOFRRATE + 0.880%) due 01/14/2027 ~		$20,400	19,983
Sumitomo Mitsui Trust Bank Ltd.
0.800% due 09/16/2024		700	647
0.850% due 03/25/2024		34,100	32,268
4.746% (SOFRRATE + 0.440%) due 09/16/2024 ~		8,160	8,110
Toronto-Dominion Bank 3.226% due 07/24/2024	CAD	200	144
UBS AG
3.610% (BBSW3M + 0.500%) due 02/26/2026 ~	AUD	2,000	1,339
3.956% (BBSW3M + 0.870%) due 07/30/2025 ~		15,200	10,332
UBS Group AG
4.490% due 08/05/2025 •		$1,300	1,278
5.706% (SOFRRATE + 1.580%) due 05/12/2026 ~		25,000	25,204
Wells Fargo & Co.
2.164% due 02/11/2026 •		12,800	11,943
2.509% due 10/27/2023 (c)	CAD	29,400	21,208

			821,868

INDUSTRIALS 8.8%
7-Eleven, Inc. 0.625% due 02/10/2023		$8,170	8,128
Aker BP ASA 2.000% due 07/15/2026		5,000	4,423
BAT Capital Corp. 3.222% due 08/15/2024		3,003	2,893

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2022 (Unaudited)

Bayer U.S. Finance LLC
3.875% due 12/15/2023		700	690
5.779% (US0003M + 1.010%) due 12/15/2023 ~		40,400	40,318
BMW U.S. Capital LLC 2.250% due 09/15/2023		14,500	14,226
Boeing Co.
1.875% due 06/15/2023		7,756	7,640
4.508% due 05/01/2023		39,962	39,893
Charter Communications Operating LLC
4.908% due 07/23/2025		1,400	1,374
6.090% (US0003M + 1.650%) due 02/01/2024 ~		50,734	50,976
Delta Air Lines, Inc. 7.375% due 01/15/2026		16,600	16,988
DR Horton, Inc. 1.300% due 10/15/2026		6,000	5,168
Gilead Sciences, Inc. 1.200% due 10/01/2027		2,000	1,699
GSK Consumer Healthcare Capital U.S. LLC 3.024% due 03/24/2024		5,000	4,855
Humana, Inc. 1.350% due 02/03/2027		4,000	3,464
Hyundai Capital America
0.800% due 04/03/2023		45,000	44,480
5.750% due 04/06/2023		390	390
Imperial Brands Finance PLC
3.125% due 07/26/2024		5,300	5,070
3.500% due 07/26/2026		9,100	8,357
4.250% due 07/21/2025		5,500	5,258
Kia Corp. 3.000% due 04/25/2023		1,050	1,043
Kinder Morgan, Inc. 5.359% (US0003M + 1.280%) due 01/15/2023 ~		17,502	17,502
Leidos, Inc. 2.950% due 05/15/2023		14,828	14,711
Mercedes-Benz Finance North America LLC
0.750% due 03/01/2024		7,300	6,935
5.348% (US0003M + 0.840%) due 05/04/2023 ~		23,800	23,804
Nissan Motor Co. Ltd. 3.043% due 09/15/2023		8,000	7,840
Penske Truck Leasing Co. LP 3.450% due 07/01/2024		16,700	16,136
PepsiCo, Inc. 2.150% due 05/06/2024 (c)	CAD	1,900	1,357
QatarEnergy Trading LLC 1.375% due 09/12/2026		$3,900	3,464
SABIC Capital BV 4.000% due 10/10/2023		8,191	8,119
Siemens Financieringsmaatschappij NV 0.650% due 03/11/2024		9,700	9,231
SK Broadband Co. Ltd. 3.875% due 08/13/2023		3,500	3,471
SK Telecom Co. Ltd. 3.750% due 04/16/2023		425	423
Thermo Fisher Scientific, Inc. 4.160% (SOFRINDX + 0.350%) due 04/18/2023 ~		24,500	24,446
TWDC Enterprises 18 Corp. 2.758% due 10/07/2024 (c)	CAD	6,500	4,621
Woodside Finance Ltd. 3.700% due 09/15/2026		$5,000	4,682

			414,075

UTILITIES 4.5%
AT&T, Inc.
4.000% due 11/25/2025 (c)	CAD	10,000	7,195
5.540% (US0003M + 0.890%) due 02/15/2023 ~		$16,500	16,504
5.915% (US0003M + 1.180%) due 06/12/2024 ~		10,500	10,577
Atmos Energy Corp.
0.625% due 03/09/2023		14,700	14,593
5.103% (US0003M + 0.380%) due 03/09/2023 ~		27,900	27,884
Enel Finance International NV
2.650% due 09/10/2024		14,186	13,582
4.250% due 06/15/2025		7,990	7,744
Mississippi Power Co. 4.623% (SOFRRATE + 0.300%) due 06/28/2024 ~		14,400	14,117
NextEra Energy Capital Holdings, Inc. 5.342% (SOFRINDX + 1.020%) due 03/21/2024 ~		33,500	33,320
Pacific Gas & Electric Co.
3.400% due 08/15/2024		1,200	1,152
3.750% due 02/15/2024		5,300	5,193
3.850% due 11/15/2023		5,300	5,226
4.250% due 08/01/2023		5,300	5,274

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2022 (Unaudited)

Southern California Edison Co. 4.963% (SOFRRATE + 0.640%) due 04/03/2023 ~	48,100	48,030

		210,391

Total Corporate Bonds & Notes (Cost $1,484,229)		1,446,334

MUNICIPAL BONDS & NOTES 0.0%
PENNSYLVANIA 0.0%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 4.488% (US0003M + 0.130%) due 10/25/2036 ~	727	716

Total Municipal Bonds & Notes (Cost $717)		716

U.S. GOVERNMENT AGENCIES 13.9%
Fannie Mae
1.250% due 05/25/2043	6,264	5,501
3.240% due 05/25/2058 •	3,757	3,611
3.277% due 07/25/2044 ~	1,778	1,722
3.289% due 11/25/2046 •	2,063	2,007
3.315% due 09/25/2049 •	1,306	1,259
3.316% due 01/25/2045 ~	3,641	3,466
3.398% due 12/25/2046 •	1,713	1,672
3.401% due 09/25/2045 ~	4,195	4,098
3.421% due 05/25/2049 ~	14,597	14,176
3.444% due 03/25/2048 ~	1,563	1,495
3.482% due 11/25/2044 •	3,575	3,549
3.546% due 11/25/2047 ~	6,937	6,702
3.561% due 09/25/2055 •	4,210	4,080
3.677% due 10/25/2044 ~	26,787	25,963
3.684% due 06/25/2048 •	7,951	7,770
3.718% due 07/25/2046 •	19,031	18,658
4.366% due 12/25/2048 •	11,036	10,739
4.689% due 01/25/2048 •	1,767	1,719
4.789% due 09/25/2043 - 08/25/2049 •	4,021	3,930
4.789% due 07/25/2050 ~	10,632	10,245
4.839% due 07/25/2049 - 08/25/2049 •	24,564	23,839
4.889% due 12/25/2049 ~	9,056	8,836
4.889% due 01/25/2050 •	357	347
Federal Home Loan Bank
1.110% due 07/27/2026	5,000	4,438
5.300% due 12/06/2024	26,600	26,590
5.400% due 11/01/2024	56,400	56,400
Freddie Mac
1.000% due 02/25/2042 - 09/15/2044	54,472	45,759
1.500% due 12/15/2042	3,852	3,172
2.500% due 10/25/2048	2,292	2,043
3.090% due 03/15/2037 ~	23,919	23,097
3.170% due 01/15/2040 •	182	176
3.195% due 02/15/2038 ~	41,052	39,969
3.206% due 07/15/2044 •	2,817	2,779
3.216% due 11/15/2042 ~	1,351	1,345
3.226% due 05/15/2038 •	2,976	2,936
3.232% due 12/15/2036 •	2,264	2,176
3.248% due 06/15/2040 ~	2,498	2,423
3.286% due 05/15/2041 ~	2,893	2,809
3.297% due 05/15/2038 •	2,210	2,145
3.400% due 12/15/2037 •	1,066	1,034
3.478% due 10/15/2037 •	8,473	8,383
3.490% due 09/15/2044 •	10,450	10,427
3.494% due 08/15/2038 •	5,543	5,370
3.517% due 09/15/2038 ~	2,402	2,334
3.560% due 10/15/2037 ~	33,436	33,528
3.644% due 06/15/2038 •	12,839	12,890
3.859% due 01/15/2037 ~	250	248
4.718% due 06/15/2035 - 12/15/2046 •	11,068	10,775
4.718% due 05/15/2037 ~	472	462
4.748% due 06/15/2036 •	861	848
4.768% due 09/15/2048 - 08/15/2049 ~	4,612	4,468
5.310% due 11/15/2024	2,600	2,600
5.360% due 11/22/2024	700	701
Ginnie Mae
1.968% due 04/20/2067 ~	3,056	3,023
2.479% due 02/20/2043 •	21,004	20,313
2.500% due 01/20/2049 - 10/20/2049	3,871	3,454
3.000% due 06/20/2051 - 07/20/2051 ~	129,361	111,379
3.379% due 06/20/2067 ~	638	636
3.379% due 06/20/2067 •	2,674	2,657
3.575% due 07/20/2067 •	5,149	5,123
3.868% due 08/20/2062 ~	2,378	2,361
4.000% due 07/20/2049 •	1,379	1,279
4.042% due 06/20/2066 ~	16	16
4.312% due 06/20/2067 •	294	287
4.342% due 04/20/2061 •	681	677
4.508% due 09/20/2067 •	5,131	5,108

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2022 (Unaudited)

4.542% due 04/20/2070 •		12,817	12,363
4.592% due 08/20/2067 •		1,532	1,518
4.646% due 11/20/2067 ~		912	909
4.653% due 03/20/2037 •		1,078	1,060
4.663% due 04/20/2037 ~		957	938
4.803% due 04/20/2049 •		5,756	5,613

Total U.S. Government Agencies (Cost $695,090)			656,423

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.0%
280 Park Avenue Mortgage Trust 5.117% due 09/15/2034 •		15,000	14,637
Ashford Hospitality Trust 5.218% due 04/15/2035 •		6,063	5,865
Atrium Hotel Portfolio Trust 5.268% due 06/15/2035 ~		5,000	4,831
Barclays Commercial Real Estate Trust 3.966% due 08/10/2033		2,000	1,851
Beneria Cowen & Pritzer Collateral Funding Corp. 5.117% due 06/15/2038 ~		5,000	4,680
Brass PLC 5.344% due 11/16/2066 ~		1,763	1,763
Bruegel DAC 2.621% due 05/22/2031 •	EUR	10,184	10,265
BSREP Commercial Mortgage Trust 5.268% due 08/15/2038 ~		$4,400	4,139
BX Commercial Mortgage Trust 5.048% due 10/15/2036 •		13,485	12,977
BX Trust 5.217% due 10/15/2036 ~		37,600	35,831
Canada Square Funding PLC 4.625% due 12/17/2056 •	GBP	23,225	27,605
Classic RMBS Trust 1.433% due 11/15/2051	CAD	6,417	4,512
Commercial Mortgage Trust 3.373% due 10/10/2048		$1,078	1,047
Credit Suisse Commercial Mortgage Trust 5.285% due 06/15/2034 •		12,746	12,141
CSAIL Commercial Mortgage Trust 3.351% due 04/15/2050		1,951	1,908
DBCG Mortgage Trust 5.018% due 06/15/2034 •		9,000	8,848
DROP Mortgage Trust 5.470% due 10/15/2043 •		34,200	32,634
Eurosail PLC 2.165% due 03/13/2045 •	EUR	822	872
Extended Stay America Trust 5.398% due 07/15/2038 ~		$56,131	54,597
Fannie Mae 3.500% due 06/25/2048		5,557	5,252
Finsbury Square Green PLC 4.059% due 12/16/2067 ~	GBP	5,874	6,894
GS Mortgage Securities Corp. Trust 3.419% due 10/10/2032		$6,770	6,595
JP Morgan Chase Commercial Mortgage Securities Trust
5.078% due 06/15/2038 ~		9,000	8,730
5.118% due 04/15/2038 •		8,126	7,923
Lehman XS Trust 4.929% due 12/25/2035 •		379	329
MFA Trust
1.131% due 07/25/2060 ~		22,805	20,085
1.381% due 04/25/2065 ~		7,021	6,329
New Residential Mortgage Loan Trust 3.500% due 12/25/2057 ~		3,122	2,957
RESIMAC Bastille Trust 4.822% due 02/03/2053 ~		23,185	22,934
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~		1,249	1,149
Stratton Mortgage Funding PLC 3.826% due 07/20/2060 •	GBP	7,184	8,611
Taurus UK DAC 4.101% due 05/17/2031 ~		15,784	17,968
Towd Point Mortgage Funding 4.171% due 05/20/2045 •		17,989	21,422
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~		$46,404	40,865
2.710% due 01/25/2060 ~		14,982	13,802
2.900% due 10/25/2059 ~		5,803	5,416
3.773% due 02/25/2057 •		829	821
UWM Mortgage Trust 4.471% due 12/25/2051 •		12,004	11,134
VASA Trust 5.218% due 07/15/2039 •		14,500	13,405
Verus Securitization Trust 1.262% due 10/25/2063 ~		322	290

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2022 (Unaudited)

Wells Fargo Commercial Mortgage Trust 5.370% due 12/13/2031 •		5,000	4,934
Wells Fargo-RBS Commercial Mortgage Trust 4.886% due 08/15/2047 ~		4,317	4,303

Total Non-Agency Mortgage-Backed Securities (Cost $513,972)			473,151

ASSET-BACKED SECURITIES 18.4%
522 Funding CLO Ltd. 5.283% due 10/20/2031 •		30,300	29,767
American Money Management Corp. CLO Ltd.
4.991% due 04/14/2029 •		257	255
5.542% due 11/10/2030 •		10,000	9,855
Apidos CLO 5.009% due 07/17/2030 ~		15,000	14,839
Ares CLO Ltd. 5.129% due 01/15/2032 ~		2,300	2,250
Ares European CLO DAC
2.038% due 10/15/2030 ~	EUR	21,234	22,185
2.158% due 10/15/2031 •		16,300	16,912
Benefit Street Partners CLO Ltd. 5.109% due 01/17/2032 ~		$4,950	4,847
Birch Grove CLO Ltd. 5.899% due 06/15/2031 ~		10,000	9,840
Black Diamond CLO DAC
2.316% due 01/20/2032 ~	EUR	1,446	1,514
2.834% due 10/03/2029 •		223	238
Blackrock European CLO DAC 1.998% due 10/15/2031 ~		33,400	34,668
BMW Canada Auto Trust 0.502% due 07/20/2024	CAD	9,717	7,072
BXMT Ltd. 5.322% due 11/15/2037 ~		$25,000	24,617
Cairn CLO DAC
2.158% due 10/15/2031 ~	EUR	25,800	27,035
2.178% due 04/30/2031 ~		23,880	24,933
Carlyle Euro CLO DAC
2.428% due 08/15/2030 •		498	521
2.688% due 08/15/2032 ~		5,500	5,719
Carlyle Global Market Strategies Euro CLO DAC 2.548% due 11/15/2031 ~		23,300	24,171
Carlyle U.S. CLO Ltd. 5.243% due 04/20/2031 •		$10,000	9,841
Carrington Mortgage Loan Trust 5.363% due 10/20/2029 •		12,145	12,000
Chesapeake Funding LLC 1.950% due 09/15/2031		645	644
CNH Equipment Trust 2.520% due 08/15/2024		1,007	1,006
Commonbond Student Loan Trust 2.550% due 05/25/2041		233	217
Dell Equipment Finance Trust 0.530% due 12/22/2026		3,800	3,642
Discover Card Execution Note Trust 5.030% due 10/15/2027		15,000	15,162
Dryden Euro CLO DAC
2.038% due 04/15/2033 •	EUR	20,300	21,083
2.622% due 05/15/2034 •		17,300	17,998
Dryden Senior Loan Fund
5.059% due 04/15/2028 ~		$8,511	8,431
5.099% due 04/15/2029 ~		1,552	1,535
ECMC Group Student Loan Trust 5.139% due 02/27/2068 •		13,326	12,682
Enterprise Fleet Financing LLC
1.780% due 12/22/2025		3,375	3,360
5.760% due 10/22/2029		6,000	6,032
Ford Auto Securitization Trust 0.887% due 08/15/2024	CAD	5,944	4,346
Gallatin CLO Ltd.
5.169% due 07/15/2031 ~		$18,980	18,653
5.328% due 01/21/2028 •		7,528	7,467
GMF Canada Leasing Trust 0.641% due 03/20/2024	CAD	6,808	5,011
GMF Floorplan Owner Revolving Trust
0.680% due 08/15/2025		$3,100	3,011
0.690% due 10/15/2025		3,000	2,892
Golden Credit Card Trust 4.310% due 09/15/2027		22,000	21,667
GoldenTree Loan Management EUR CLO DAC 2.356% due 01/20/2032 •	EUR	4,700	4,866
GPMT Ltd. 5.711% due 12/15/2036 •		$3,200	3,096
Harvest CLO DAC
1.040% due 07/15/2031	EUR	250	242
2.138% due 07/15/2031 •		17,050	17,626
2.433% due 11/18/2029 •		1,405	1,484

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2022 (Unaudited)

HERA Commercial Mortgage Ltd. 5.389% due 02/18/2038 ~		$4,000	3,874
Hertz Vehicle Financing LLC 1.210% due 12/26/2025		26,100	24,137
Hyundai Auto Receivables Trust 4.587% (SOFR30A + 0.780%) due 11/17/2025 ~		1,200	1,204
Jubilee CLO DAC
1.978% due 04/15/2030 ~	EUR	9,900	10,369
1.988% due 04/15/2030 •		15,300	16,010
2.028% due 04/15/2031 •		7,400	7,551
2.846% due 12/15/2029 •		5,232	5,496
LCCM Trust 5.518% due 12/13/2038 ~		$14,400	13,972
LCM LP 5.283% due 10/20/2027 •		1,803	1,794
LCM Ltd. 5.323% due 04/20/2031 ~		10,850	10,604
LoanCore Issuer Ltd. 5.618% due 07/15/2036 •		1,400	1,349
Madison Park Funding Ltd. 5.155% due 04/22/2027 ~		8,114	8,032
Man GLG Euro CLO DAC 2.058% due 10/15/2030 •	EUR	3,379	3,534
Marathon CLO Ltd. 5.545% due 11/21/2027 •		$179	179
Master Credit Card Trust 4.844% due 07/21/2024 •		10,000	10,000
MBarc Credit Canada, Inc. 0.630% due 05/15/2024	CAD	14,099	10,286
MF1 Ltd. 6.150% due 11/15/2035 ~		$19,045	18,801
MidOcean Credit CLO 5.445% due 01/29/2030 •		12,026	11,887
MMAF Equipment Finance LLC 4.924% due 12/01/2023		9,911	9,911
Mountain View CLO Ltd. 4.761% due 10/13/2027 •		764	765
Navient Private Education Loan Trust 5.568% due 02/15/2029 ~		77	77
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069		12,686	11,395
1.580% due 04/15/2070		10,180	8,633
1.690% due 05/15/2069		5,942	5,350
5.318% due 04/15/2069 ~		4,748	4,623
Navient Student Loan Trust
4.739% due 03/25/2067 •		307	307
5.139% due 03/25/2066 •		152	152
Nelnet Student Loan Trust
5.089% due 09/27/2038 ~		12,051	11,715
5.239% due 02/25/2066 ~		7,797	7,654
OAK Hill European Credit Partners DAC 2.186% due 01/20/2032 •	EUR	3,639	3,802
Oak Hill European Credit Partners DAC 2.196% due 10/20/2031 •		18,400	19,111
Palmer Square European Loan Funding DAC
2.108% due 07/15/2031 •		7,472	7,787
2.158% due 04/15/2031 •		5,121	5,330
SLM Student Loan Trust
4.478% due 01/25/2027 •		$353	352
4.839% due 06/25/2043 ~		16,703	15,961
4.958% due 10/25/2029 •		16,088	15,951
5.039% due 06/26/2028 •		9,405	9,179
5.039% due 12/27/2038 ~		9,079	8,710
SMB Private Education Loan Trust
1.290% due 07/15/2053		11,231	9,916
2.340% due 09/15/2034		2,391	2,278
2.430% due 02/17/2032		2,771	2,649
2.700% due 05/15/2031		2,564	2,456
5.418% due 07/15/2053 ~		1,373	1,331
SoFi Professional Loan Program LLC 5.089% due 03/26/2040 •		80	80
Sound Point CLO Ltd. 5.293% due 10/20/2028 •		11,279	11,190
Structured Asset Securities Corp. Mortgage Loan Trust 4.959% due 05/25/2035 •		922	917
Symphony CLO Ltd. 4.959% due 04/15/2028 •		3,148	3,126
Tikehau CLO DAC 2.596% due 08/04/2034 ~	EUR	4,550	4,728
Toyota Auto Receivables Owner Trust 5.026% due 01/15/2026 •		$23,300	23,360
Venture CLO Ltd.
4.959% due 04/15/2027 ~		5,946	5,937
5.139% due 07/15/2031 ~		7,850	7,740
5.343% due 01/20/2029 •		13,046	12,895

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2022 (Unaudited)

VMC Finance LLC 5.439% due 06/16/2036 ~		4,953	4,649
Voya Euro CLO DAC 2.128% due 10/15/2030 •	EUR	1,449	1,519

Total Asset-Backed Securities (Cost $930,660)			865,847

SOVEREIGN ISSUES 1.3%
CPPIB Capital, Inc. 4.125% due 10/21/2024		$37,300	36,873
Industrial Bank of Korea 2.125% due 10/23/2024		1,600	1,521
Israel Government International Bond
1.500% due 11/30/2023	ILS	9,200	2,568
4.250% due 03/31/2023		5,800	1,652
Korea Development Bank 0.500% due 10/27/2023		$1,700	1,643
Korea National Oil Corp. 4.954% (US0003M + 0.875%) due 07/16/2023 ~		18,470	18,500

Total Sovereign Issues (Cost $63,501)			62,757

SHORT-TERM INSTRUMENTS 25.6%
COMMERCIAL PAPER 15.0%
American Electric Power Co., Inc. 4.800% due 01/19/2023		8,050	8,029
American Electric Power, Inc. 4.720% due 01/04/2023		51,000	50,968
AT&T, Inc. 4.650% due 01/03/2023		4,700	4,698
Bank of Nova Scotia
4.318% due 02/01/2023	CAD	33,700	24,786
4.519% due 02/28/2023		22,200	16,270
Consolidated Edison Co. of New York, Inc.
4.800% due 01/17/2023		$11,100	11,074
4.800% due 01/18/2023		11,900	11,871
4.800% due 01/19/2023		12,100	12,069
4.800% due 01/20/2023		12,100	12,067
Constellation Brands, Inc.
5.000% due 01/09/2023		18,550	18,525
5.000% due 01/10/2023		18,550	18,522
Crown Castle, Inc.
5.100% due 01/05/2023		20,400	20,383
5.100% due 01/09/2023		31,000	30,958
Dominion Energy, Inc. 4.750% due 01/31/2023		9,300	9,261
Duke Energy Corp.
4.620% due 01/11/2023		5,400	5,392
4.620% due 01/17/2023		15,300	15,265
4.650% due 01/09/2023		15,100	15,081
Electricite de France SA 5.000% due 01/20/2023		47,200	47,072
Energy Transfer LP 5.080% due 01/05/2023		24,000	23,981
Entergy Corp. 4.750% due 01/11/2023		20,150	20,119
Fiserv, Inc.
4.630% due 01/09/2023		18,300	18,277
4.780% due 01/23/2023		25,900	25,820
Humana, Inc. 4.850% due 01/05/2023		5,300	5,296
ORACLE Corp. 4.760% due 01/27/2023		47,700	47,529
Quanta Services, Inc.
5.100% due 01/09/2023		7,800	7,789
5.100% due 01/11/2023		7,800	7,787
5.100% due 01/13/2023		7,800	7,785
Royal Bank of Canada
4.291% due 01/31/2023	CAD	36,000	26,479
4.369% due 01/09/2023		41,200	30,390
Targa Resources Corp. 5.250% due 01/13/2023		$23,400	23,361
Thomson Reuters Corp. 4.770% due 01/25/2023		41,250	41,116
Toronto-Dominion Bank 4.355% due 01/09/2023	CAD	7,700	5,680
VW Credit, Inc.
4.750% due 01/25/2023		$20,650	20,580
4.800% due 01/26/2023		26,600	26,506
Walgreens Boots Alliance, Inc.
4.900% due 01/11/2023		15,000	14,977

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2022 (Unaudited)

4.950% due 01/18/2023		20,000	19,950

			705,713

REPURCHASE AGREEMENTS (d) 0.7%			34,261

SHORT-TERM NOTES 3.2%
Federal Home Loan Bank 4.345% due 03/06/2023 •(f)		149,700	149,711

JAPAN TREASURY BILLS 5.6%
(0.171)% due 01/11/2023 - 01/16/2023 (a)(b)	JPY	34,590,000	263,578

U.S. TREASURY BILLS 1.1%
4.040% due 01/05/2023 - 03/02/2023 (a)(b)(h)		$50,758	50,568

Total Short-Term Instruments (Cost $1,175,505)			1,203,831

Total Investments in Securities (Cost $4,863,674)			4,709,059

Total Investments 99.9% (Cost $4,863,674)			$4,709,059
Financial Derivative Instruments (e)(g) (0.8)%(Cost or Premiums, net $(1,345))			(36,643)
Other Assets and Liabilities, net 0.9%			42,578

Net Assets 100.0%			$4,714,994

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2022 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T, Inc.	4.000%	11/25/2025	10/02/2020	$7,993	$7,195	0.15%
Bank of America Corp.	3.301	04/24/2024	10/16/2020 - 02/09/2022	12,057	11,518	0.24
Oversea-Chinese Banking Corp. Ltd.	3.551	03/18/2024	11/04/2021	1,850	1,698	0.04
PepsiCo, Inc.	2.150	05/06/2024	10/21/2020	1,472	1,357	0.03
TWDC Enterprises 18 Corp.	2.758	10/07/2024	09/28/2020 - 11/30/2020	5,110	4,621	0.10
Wells Fargo & Co.	2.509	10/27/2023	10/15/2020 - 03/29/2021	23,356	21,208	0.45

$51,838	$47,597	1.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$3,752	U.S. Treasury Notes 0.125% due 05/15/2023	$(3,827)	$3,752	$3,753
IND	4.290	12/30/2022	01/03/2023	26,500	U.S. Treasury Bonds 4.750% due 02/15/2041	(27,408)	26,500	26,512
SSB	1.900	12/30/2022	01/03/2023	4,009	U.S. Treasury Notes 1.875% due 06/30/2026(2)	(4,089)	4,009	4,010

Total Repurchase Agreements	$(35,324)	$34,261	$34,275

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(57,595) at a weighted average interest rate of 0.788%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2023	4,689	$1,114,106	$(164)	$0	$(410)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2024	1,969	$(473,692)	$1,090	$49	$0
U.S. Treasury 2-Year Note March Futures	03/2023	2,113	(433,330)	736	330	0
U.S. Treasury 5-Year Note March Futures	03/2023	4,402	(475,106)	738	378	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	74	(9,939)	22	37	0
U.S. Ultra Treasury Note March Futures	03/2023	316	(37,377)	254	20	0

$2,840	$814	$0

Total Futures Contracts	$2,676	$814	$(410)

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-37 5-Year Index	(1.000)%	Quarterly	12/20/2026	$59,000	$(1,345)	$671	$(674)	$6	$0

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	$833,000	$0	$(27)	$(27)	$0	$(42)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	637,200	0	(22)	(22)	0	(33)

$0	$(49)	$(49)	$0	$(75)

Total Swap Agreements	$(1,345)	$622	$(723)	$6	$(75)

(f)

Securities with an aggregate market value of $635 and cash of $14,561 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2023	CAD	41,200	$30,204	$0	$(238)
01/2023	$10,828	CAD	14,741	64	0
02/2023	CAD	22,200	$16,411	2	0
BPS	01/2023	$2,007	GBP	1,665	2	0
CBK	01/2023	ILS	5	$2	0	0
02/2023	AUD	92,425	61,873	0	(1,171)
03/2023	ILS	5,993	1,757	46	0
11/2023	9,052	2,743	120	0
MBC	01/2023	CAD	8,262	6,057	0	(48)
01/2023	EUR	297,666	311,975	0	(6,649)
01/2023	JPY	37,700	279	0	(10)
01/2023	$1,123	CAD	1,533	10	0
MYI	01/2023	2,381	3,242	14	0
RYL	01/2023	JPY	34,590,000	$235,715	0	(28,763)
SCX	01/2023	CAD	35,912	26,731	196	0
01/2023	$1,115	EUR	1,046	5	0
TOR	01/2023	CAD	127,290	$94,162	455	(350)
01/2023	GBP	69,719	83,822	0	(335)
02/2023	CAD	33,700	24,576	0	(328)

Total Forward Foreign Currency Contracts	$914	$(37,892)

(h)

Securities with an aggregate market value of $30,363 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$821,868	$0	$821,868
Industrials	0	414,075	0	414,075
Utilities	0	210,391	0	210,391
Municipal Bonds & Notes

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2022 (Unaudited)

Pennsylvania	0	716	0	716
U.S. Government Agencies	0	656,423	0	656,423
Non-Agency Mortgage-Backed Securities	0	473,151	0	473,151
Asset-Backed Securities	0	865,847	0	865,847
Sovereign Issues	0	62,757	0	62,757
Short-Term Instruments
Commercial Paper	0	705,713	0	705,713
Repurchase Agreements	0	34,261	0	34,261
Short-Term Notes	0	149,711	0	149,711
Japan Treasury Bills	0	263,578	0	263,578
U.S. Treasury Bills	0	50,568	0	50,568

Total Investments	$0	$4,709,059	$0	$4,709,059

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	820	0	820
Over the counter	0	914	0	914

	$0	$1,734	$0	$1,734
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(485)	0	(485)
Over the counter	0	(37,892)	0	(37,892)

	$0	$(38,377)	$0	$(38,377)

Total Financial Derivative Instruments	$0	$(36,643)	$0	$(36,643)

Totals	$0	$4,672,416	$0	$4,672,416

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 117.6% ¤
CORPORATE BONDS & NOTES 18.8%
BANKING & FINANCE 12.8%
AerCap Ireland Capital DAC 4.500% due 09/15/2023	$19,600	$19,477
AIA Group Ltd. 3.125% due 03/13/2023	10,660	10,623
American Honda Finance Corp.
0.650% due 09/08/2023	100	97
1.950% due 05/10/2023	1,200	1,186
4.815% (US0003M + 0.150%) due 02/22/2023 ~	3,000	2,999
Banco Santander SA
3.848% due 04/12/2023	20,801	20,692
5.039% (US0003M + 1.120%) due 04/12/2023 ~	8,000	8,001
Bank of America Corp.
1.486% due 05/19/2024 •	6,332	6,234
3.864% due 07/23/2024 •	16,000	15,859
Bank of Nova Scotia
1.950% due 02/01/2023	700	698
4.376% (SOFRRATE + 0.380%) due 07/31/2024 ~	2,600	2,573
Banque Federative du Credit Mutuel SA 0.650% due 02/27/2024	4,600	4,357
BNP Paribas SA 3.500% due 03/01/2023	3,000	2,993
BOC Aviation Ltd. 5.849% (US0003M + 1.125%) due 09/26/2023 ~	1,300	1,298
Canadian Imperial Bank of Commerce
0.450% due 06/22/2023	30,628	29,993
5.122% (SOFRRATE + 0.800%) due 03/17/2023 ~	4,099	4,104
Caterpillar Financial Services Corp. 5.116% (US0003M + 0.510%) due 05/15/2023 ~	1,400	1,401
Citigroup, Inc.
5.750% (US0003M + 1.100%) due 05/17/2024 ~	3,200	3,205
5.784% (US0003M + 1.023%) due 06/01/2024 ~	8,800	8,813
CK Hutchison International Ltd.
2.750% due 03/29/2023	5,300	5,271
3.250% due 04/11/2024	2,000	1,954
CNH Industrial Capital LLC 1.950% due 07/02/2023	2,393	2,353
Cooperatieve Rabobank UA 4.389% (US0003M + 0.480%) due 01/10/2023 ~	2,900	2,900
Credit Agricole SA 5.345% (US0003M + 1.020%) due 04/24/2023 ~	3,200	3,203
Credit Suisse AG
1.000% due 05/05/2023	5,000	4,885
4.441% (SOFRRATE + 0.390%) due 02/02/2024 ~	4,500	4,306
4.495% (SOFRINDX + 0.380%) due 08/09/2023 ~	43,300	42,252
Danske Bank AS
3.875% due 09/12/2023	18,114	17,892
5.375% due 01/12/2024	8,645	8,577
5.795% (US0003M + 1.060%) due 09/12/2023 ~	2,800	2,801
Deutsche Bank AG 3.950% due 02/27/2023	31,200	31,094
Dexia Credit Local SA 3.250% due 09/26/2023	2,000	1,977
Discover Bank 3.350% due 02/06/2023	5,000	4,991
European Investment Bank
4.200% due 01/30/2023 •	3,685	3,686
4.201% due 01/30/2023 •	117,000	117,017
4.327% (US0003M + 0.100%) due 01/19/2023 ~	26,000	25,997
General Motors Financial Co., Inc.
3.250% due 01/05/2023	34,730	34,728
3.700% due 05/09/2023	25,492	25,369
4.150% due 06/19/2023	40,571	40,361
4.250% due 05/15/2023	15,458	15,396
5.360% (SOFRRATE + 1.200%) due 11/17/2023 ~	26,000	25,933
Goldman Sachs Group, Inc.
0.523% due 03/08/2023	1,100	1,092
1.217% due 12/06/2023	14,700	14,195
3.625% due 02/20/2024	5,800	5,702
5.442% (US0003M + 0.750%) due 02/23/2023 ~	96,100	96,151

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2022 (Unaudited)

Hana Bank
5.127% (US0003M + 0.800%) due 07/26/2023 ~	6,000	6,008
5.533% (US0003M + 0.800%) due 03/13/2023 ~	800	801
HSBC Holdings PLC 5.674% (US0003M + 1.000%) due 05/18/2024 ~	62,600	62,369
ING Groep NV 4.100% due 10/02/2023	25,640	25,440
International Bank for Reconstruction & Development 3.829% due 01/13/2023 •	111,700	111,701
International Finance Corp. 4.413% due 06/30/2023 •	24,000	23,995
Jackson National Life Global Funding 4.278% (SOFRRATE + 0.600%) due 01/06/2023 ~	9,225	9,225
JPMorgan Chase & Co.
4.898% (SOFRRATE + 0.580%) due 03/16/2024 ~	20,000	19,944
5.215% (US0003M + 0.890%) due 07/23/2024 ~	6,879	6,890
Kookmin Bank 2.875% due 03/25/2023	1,050	1,045
MassMutual Global Funding 0.850% due 06/09/2023	5,900	5,792
Mitsubishi UFJ Financial Group, Inc.
3.455% due 03/02/2023	37,400	37,323
3.761% due 07/26/2023	13,427	13,319
5.187% (US0003M + 0.860%) due 07/26/2023 ~	23,137	23,178
5.519% (US0003M + 0.740%) due 03/02/2023 ~	51,306	51,326
Mizuho Financial Group, Inc.
3.549% due 03/05/2023	11,700	11,675
4.899% (US0003M + 0.990%) due 07/10/2024 ~	29,600	29,535
5.387% (US0003M + 0.630%) due 05/25/2024 ~	94,200	93,695
5.555% (US0003M + 0.790%) due 03/05/2023 ~	14,800	14,815
Morgan Stanley
0.731% due 04/05/2024 •	34,640	34,147
4.598% (SOFRRATE + 0.466%) due 11/10/2023 ~	4,700	4,688
Nationwide Building Society
0.550% due 01/22/2024	12,804	12,172
2.000% due 01/27/2023	7,300	7,286
Nissan Motor Acceptance Co. LLC 3.875% due 09/21/2023	1,700	1,669
Nordea Bank Abp
1.000% due 06/09/2023	3,785	3,722
5.675% (US0003M + 0.940%) due 08/30/2023 ~	2,000	2,003
NTT Finance Corp.
0.373% due 03/03/2023	3,250	3,232
0.583% due 03/01/2024	700	664
Pacific Life Global Funding 5.051% (SOFRINDX + 0.800%) due 12/06/2024 ~	36,800	36,782
Protective Life Global Funding 5.335% due 12/11/2024 •	19,200	19,206
QNB Finance Ltd. 3.500% due 03/28/2024	14,500	14,206
Royal Bank of Canada
4.404% (SOFRRATE + 0.450%) due 10/26/2023 ~	6,100	6,086
4.439% (US0003M + 0.360%) due 01/17/2023 ~	4,700	4,699
Skandinaviska Enskilda Banken AB 5.081% (US0003M + 0.320%) due 09/01/2023 ~	13,800	13,781
Sumitomo Mitsui Financial Group, Inc.
3.102% due 01/17/2023	6,000	5,996
4.819% (US0003M + 0.740%) due 01/17/2023 ~	4,381	4,381
Sumitomo Mitsui Trust Bank Ltd. 0.850% due 03/25/2024	8,000	7,570
Toronto-Dominion Bank
0.450% due 09/11/2023	4,904	4,755
4.448% (SOFRRATE + 0.480%) due 01/27/2023 ~	14,400	14,400
4.602% (SOFRRATE + 0.355%) due 03/04/2024 ~	3,300	3,279
Toyota Motor Credit Corp.
4.055% (SOFRRATE + 0.330%) due 01/11/2024 ~	21,600	21,472
4.650% due 06/13/2023 •	13,000	12,992
5.050% due 12/11/2023 •	11,300	11,319
Truist Bank 3.000% due 02/02/2023	400	399
UBS AG 4.555% (SOFRRATE + 0.320%) due 06/01/2023 ~	38,100	38,054
UBS Group AG 1.008% due 07/30/2024 •	4,800	4,668
Westpac Banking Corp. 5.326% (US0003M + 0.720%) due 05/15/2023 ~	2,200	2,203
Woori Bank 5.310% (US0003M + 0.870%) due 02/01/2023 ~	1,600	1,601

		1,530,194

INDUSTRIALS 4.5%
7-Eleven, Inc. 0.625% due 02/10/2023	3,500	3,482
AbbVie, Inc. 2.800% due 03/15/2023	430	428

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2022 (Unaudited)

AstraZeneca PLC 0.300% due 05/26/2023	19,200	18,863
BAT Capital Corp. 3.222% due 08/15/2024	900	867
Boeing Co.
1.167% due 02/04/2023	53,802	53,597
1.433% due 02/04/2024	57,949	55,557
4.508% due 05/01/2023	27,687	27,640
Boston Scientific Corp. 3.450% due 03/01/2024	4,769	4,682
Burlington Northern Santa Fe LLC
3.000% due 03/15/2023	1,000	997
3.850% due 09/01/2023	1,900	1,885
Central Japan Railway Co. 3.400% due 09/06/2023	2,000	1,977
Charter Communications Operating LLC
4.500% due 02/01/2024	5,700	5,635
6.090% (US0003M + 1.650%) due 02/01/2024 ~	4,000	4,019
Constellation Brands, Inc. 3.600% due 05/09/2024	4,500	4,414
Daimler Trucks Finance North America LLC
1.125% due 12/14/2023	1,750	1,682
4.779% (SOFRRATE + 0.500%) due 06/14/2023 ~	7,600	7,591
Dell International LLC 5.450% due 06/15/2023	3,523	3,526
eBay, Inc. 5.285% (US0003M + 0.870%) due 01/30/2023 ~	1,800	1,800
Elevance Health, Inc. 0.450% due 03/15/2023	7,900	7,835
Enbridge, Inc. 0.550% due 10/04/2023	1,680	1,625
Gilead Sciences, Inc. 0.750% due 09/29/2023	3,574	3,464
HCA, Inc. 5.000% due 03/15/2024	11,800	11,738
Humana, Inc. 0.650% due 08/03/2023	18,530	18,056
Huntington Ingalls Industries, Inc. 0.670% due 08/16/2023	1,600	1,554
Hyundai Capital America
0.800% due 04/03/2023	2,000	1,977
0.800% due 01/08/2024	2,300	2,189
1.250% due 09/18/2023	12,359	11,981
2.375% due 02/10/2023	52,039	51,924
4.125% due 06/08/2023	5,186	5,155
5.750% due 04/06/2023	1,875	1,876
International Business Machines Corp. 3.375% due 08/01/2023	15,000	14,858
Kansas City Southern 3.000% due 05/15/2023	10,700	10,607
Kinder Morgan, Inc. 5.359% (US0003M + 1.280%) due 01/15/2023 ~	7,200	7,200
Komatsu Finance America, Inc. 0.849% due 09/09/2023	1,850	1,796
Leidos, Inc. 2.950% due 05/15/2023	2,000	1,984
Mercedes-Benz Finance North America LLC 5.348% (US0003M + 0.840%) due 05/04/2023 ~	18,000	18,003
Nissan Motor Co. Ltd. 3.043% due 09/15/2023	19,600	19,209
Oracle Corp.
2.400% due 09/15/2023	5,144	5,043
2.625% due 02/15/2023	6,000	5,982
Phillips 66 0.900% due 02/15/2024	7,800	7,458
Pioneer Natural Resources Co. 0.550% due 05/15/2023	14,500	14,263
Precision Castparts Corp. 2.500% due 01/15/2023	2,100	2,098
Schlumberger Investment SA 3.650% due 12/01/2023	1,600	1,581
Siemens Financieringsmaatschappij NV 0.400% due 03/11/2023	11,000	10,914
SK Broadband Co. Ltd. 3.875% due 08/13/2023	4,332	4,297
Southern Co. 4.490% (SOFRINDX + 0.370%) due 05/10/2023 ~	34,060	33,969
Stryker Corp. 0.600% due 12/01/2023	2,340	2,248
Time Warner Cable Enterprises LLC 8.375% due 03/15/2023	28,789	28,971
Union Pacific Corp. 3.500% due 06/08/2023	500	497
VMware, Inc. 0.600% due 08/15/2023	600	585

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2022 (Unaudited)

Volkswagen Group of America Finance LLC 5.206% (SOFRRATE + 0.950%) due 06/07/2024 ~	21,100	21,002

		530,581

UTILITIES 1.5%
American Electric Power Co., Inc. 4.920% (US0003M + 0.480%) due 11/01/2023 ~	23,200	23,096
AT&T, Inc. 5.540% (US0003M + 0.890%) due 02/15/2023 ~	8,000	8,002
Atmos Energy Corp.
0.625% due 03/09/2023	26,060	25,870
5.103% (US0003M + 0.380%) due 03/09/2023 ~	6,500	6,496
Dominion Energy, Inc. 5.299% (US0003M + 0.530%) due 09/15/2023 ~	4,000	3,993
Duke Energy Corp. 4.534% (SOFRRATE + 0.250%) due 06/10/2023 ~	18,000	17,951
Florida Power & Light Co.
2.750% due 06/01/2023	200	198
4.119% (SOFRINDX + 0.380%) due 01/12/2024 ~	52,700	52,334
National Rural Utilities Cooperative Finance Corp. 2.700% due 02/15/2023	1,700	1,697
NextEra Energy Capital Holdings, Inc.
0.650% due 03/01/2023	16,200	16,090
4.465% (SOFRINDX + 0.400%) due 11/03/2023 ~	17,000	16,933
Southern California Edison Co.
0.700% due 08/01/2023	4,000	3,898
1.100% due 04/01/2024	1,000	950
Tampa Electric Co. 3.875% due 07/12/2024	5,800	5,689

		183,197

Total Corporate Bonds & Notes (Cost $2,252,011)		2,243,972

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.850% due 01/01/2050	6,000	5,988

Total Municipal Bonds & Notes (Cost $5,939)		5,988

U.S. GOVERNMENT AGENCIES 10.4%
Federal Home Loan Bank
4.315% due 02/08/2023 - 03/15/2023 •	560,000	560,003
4.330% due 06/07/2023 •	80,000	80,020
4.340% due 10/06/2023 •	600,000	600,150

Total U.S. Government Agencies (Cost $1,240,000)		1,240,173

ASSET-BACKED SECURITIES 0.1%
ARI Fleet Lease Trust 1.495% due 04/17/2023	1,499	1,497
DLLST LLC 1.560% due 05/22/2023	349	348
MMAF Equipment Finance LLC 1.482% due 05/03/2023	4,183	4,174

Total Asset-Backed Securities (Cost $6,031)		6,019

SOVEREIGN ISSUES 0.2%
Export-Import Bank of Korea
5.536% (US0003M + 0.775%) due 06/01/2023 ~	8,700	8,717
5.558% (US0003M + 1.200%) due 04/27/2023 ~	4,000	4,012
Korea Development Bank
5.024% (US0003M + 0.350%) due 02/18/2023 ~	10,000	10,000
5.529% (US0003M + 1.450%) due 04/16/2023 ~	3,500	3,512

Total Sovereign Issues (Cost $26,246)		26,241

SHORT-TERM INSTRUMENTS 88.0%
CERTIFICATES OF DEPOSIT 0.5%
Barclays Bank PLC 1.050% due 02/01/2023	53,000	52,837
Sumitomo Mitsui Trust Bank Ltd. 4.780% due 02/28/2023	13,100	13,106

		65,943

COMMERCIAL PAPER 1.4%
American Electric Power Co., Inc.
4.730% due 01/05/2023	10,400	10,392

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2022 (Unaudited)

4.800% due 01/04/2023	18,000	17,988
American Electric Power, Inc. 4.720% due 01/04/2023	9,850	9,844
Bacardi Martini BV 5.250% due 01/12/2023	8,000	7,987
Dominion Energy, Inc. 4.750% due 01/31/2023	1,200	1,195
Energy Transfer LP 5.080% due 01/05/2023	23,700	23,681
Entergy Corp. 4.700% due 01/12/2023	700	699
Humana, Inc.
4.850% due 01/05/2023	4,300	4,297
4.850% due 01/10/2023	3,150	3,145
Toronto-Dominion Bank 3.640% due 04/21/2023	29,200	29,217
VW Credit, Inc. 4.800% due 01/26/2023	58,600	58,394

		166,839

REPURCHASE AGREEMENTS (c) 77.7%		9,251,730

SHORT-TERM NOTES 8.4%
Federal Home Loan Bank
4.310% due 01/17/2023 •	100,000	100,001
4.320% due 01/11/2023 - 01/23/2023 •	731,000	731,007
4.345% due 03/06/2023 •	168,000	168,012

		999,020

U.S. TREASURY BILLS 0.0%
4.221% due 02/16/2023 (a)(b)	1,900	1,891

Total Short-Term Instruments (Cost $10,485,607)		10,485,423

Total Investments in Securities (Cost $14,015,834)		14,007,816

Total Investments 117.6% (Cost $14,015,834)		$14,007,816
Other Assets and Liabilities, net (17.6)%		(2,096,727)

Net Assets 100.0%		$11,911,089

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BCY	4.310%	01/03/2023	01/04/2023	$500,000	U.S. Treasury Bonds 4.750% due 02/15/2041	$(510,769)	$500,000	$500,000
					U.S. Treasury Notes 0.875% due 09/30/2026	(511,035)	500,000	500,000
	4.33	12/30/2022	01/03/2023	500,000	U.S. Treasury Bonds 4.750% due 02/15/2041	(506,884)	500,000	500,241
					U.S. Treasury Bonds 0.875% due 09/30/2026	(44,579)
					U.S. Treasury Notes 0.875% due 09/30/2026	(465,799)	500,000	500,241
BOS	4.320	12/30/2022	01/03/2023	20,000	U.S. Treasury Bonds 2.500% due 02/15/2046	(20,329)	20,000	20,010
BPS	4.200	01/03/2023	01/04/2023	84,000	U.S. Treasury Notes 2.625% due 07/31/2029	(85,638)	84,000	84,000
BRC	4.330	12/30/2022	01/03/2023	137,600	U.S. Treasury Bonds 2.250% due 05/15/2041	(139,242)	137,600	137,666
DEU	4.230	12/30/2022	01/03/2023	10,300	U.S. Treasury Bonds 2.750% due 11/15/2047	(10,421)	10,300	10,305
	4.310	01/03/2023	01/04/2023	800	U.S. Treasury Notes 0.375% due 12/31/2025	(817)	800	800
	1.900	12/30/2022	01/03/2023	20,700	U.S. Treasury Bills 0.000% due 06/08/2023	(21,114)	20,700	20,704
FICC	4.280	12/30/2022	01/03/2023	3,748,600	U.S. Treasury Bonds 2.000% due 08/15/2051	(20,150)	3,748,600	3,750,383
					U.S. Treasury Inflation Protected Securities 0.125% - 0.625% due 07/15/2030 - 07/15/2032	(2,130,484)
					U.S. Treasury Notes 0.625% - 1.875% due 08/15/2030 - 02/15/2032	(1,672,938)
JPS	0.060	08/18/2021	TBD(2)	165,576	U.S. Treasury Bonds 1.375% due 11/15/2040	(118,056)	165,576	165,715
	0.060	12/07/2021	TBD(2)	266,438	U.S. Treasury Bonds 2.250% due 08/15/2046	(179,283)	266,438	266,612
	3.060	11/02/2022	TBD(2)	186,216	U.S. Treasury Bonds 2.000% due 08/15/2051	(196,747)	186,216	187,197
	4.310	12/30/2022	01/03/2023	388,000	U.S. Treasury Notes 1.375% due 11/15/2031	(397,690)	388,000	388,186
	4.350	12/30/2022	01/03/2023	112,800	U.S. Treasury Bonds 2.375% due 05/15/2051	(113,912)	112,800	112,854
MBC	4.310	12/28/2022	01/04/2023	10,000	U.S. Treasury Bonds 3.375% due 08/15/2042	(10,263)	10,000	10,007
	4.310	12/29/2022	01/05/2023	600,000	U.S. Treasury Bonds 2.000% - 3.375% due 08/15/2042 - 08/15/2051	(86,860)	600,000	600,359
					U.S. Treasury Inflation Protected Securities 0.375% - 0.750% due 01/15/2027 - 07/15/2028	(461,569)
					U.S. Treasury Notes 0.375% - 2.250% due 11/30/2025 - 09/30/2027	(70,451)
MSR	4.260	01/03/2023	01/04/2023	500,000	U.S. Treasury Notes 0.375% - 0.875% due 12/31/2025 - 06/30/2026	(509,827)	500,000	500,000
	4.310	01/03/2023	01/04/2023	500,000	U.S. Treasury Notes 0.375% due 12/31/2025	(509,658)	500,000	500,000
	4.340	12/30/2022	01/03/2023	500,000	U.S. Treasury Notes 0.875% - 1.125% due 01/15/2025 - 06/30/2026	(507,559)	500,000	500,241
SGY	4.290	12/30/2022	01/03/2023	700	U.S. Treasury Notes 0.875% due 06/30/2026	(712)	700	700

Total Repurchase Agreements						$(9,302,786)	$9,251,730	$9,256,221

Cash of $5,140 has been pledged as collateral under the terms of master agreements as of December 31, 2022.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2022 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,530,194	$0	$1,530,194
Industrials	0	530,581	0	530,581
Utilities	0	183,197	0	183,197
Municipal Bonds & Notes
California	0	5,988	0	5,988
U.S. Government Agencies	0	1,240,173	0	1,240,173
Asset-Backed Securities	0	6,019	0	6,019
Sovereign Issues	0	26,241	0	26,241
Short-Term Instruments
Certificates of Deposit	0	65,943	0	65,943
Commercial Paper	0	166,839	0	166,839
Repurchase Agreements	0	9,251,730	0	9,251,730
Short-Term Notes	0	999,020	0	999,020
U.S. Treasury Bills	0	1,891	0	1,891

Total Investments	$0	$14,007,816	$0	$14,007,816

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 119.4% ¤
CORPORATE BONDS & NOTES 24.0%
BANKING & FINANCE 16.3%
American Express Co. 5.386% (US0003M + 0.650%) due 02/27/2023 ~		$2,577	$2,577
Banco Santander SA 3.848% due 04/12/2023		1,600	1,592
Bank of Nova Scotia
2.440% due 03/11/2024		2,000	1,932
4.376% (SOFRRATE + 0.380%) due 07/31/2024 ~		600	594
Barclays PLC 4.967% (BBSW3M + 1.800%) due 06/15/2023 ~	AUD	21,750	14,822
BNP Paribas SA 3.500% due 03/01/2023		$8,017	7,998
BOC Aviation Ltd. 5.849% (US0003M + 1.125%) due 09/26/2023 ~		700	699
Canadian Imperial Bank of Commerce 4.478% (BBSW3M + 1.350%) due 06/09/2023 ~	AUD	26,400	18,011
Caterpillar Financial Services Corp. 5.116% (US0003M + 0.510%) due 05/15/2023 ~		$700	701
Citigroup, Inc. 3.375% due 03/01/2023		650	649
CK Hutchison International Ltd. 2.750% due 03/29/2023		3,245	3,228
CNH Industrial Capital LLC 1.950% due 07/02/2023		1,463	1,438
Credit Agricole SA 5.345% (US0003M + 1.020%) due 04/24/2023 ~		1,145	1,146
Credit Suisse AG
1.000% due 05/05/2023		14,300	13,970
4.260% (BBSW3M + 1.150%) due 05/26/2023 ~	AUD	32,250	21,798
4.495% (SOFRINDX + 0.380%) due 08/09/2023 ~		$7,640	7,455
Danske Bank AS
3.875% due 09/12/2023		4,100	4,050
5.375% due 01/12/2024		8,844	8,774
5.795% (US0003M + 1.060%) due 09/12/2023 ~		1,600	1,600
Deutsche Bank AG
3.950% due 02/27/2023		6,600	6,578
4.603% due 11/08/2023 •		11,598	11,523
European Investment Bank 4.327% (US0003M + 0.100%) due 01/19/2023 ~		32,000	31,996
General Motors Financial Co., Inc.
3.250% due 01/05/2023		11,400	11,399
3.700% due 05/09/2023		19,400	19,307
4.150% due 06/19/2023		6,472	6,439
4.250% due 05/15/2023		4,921	4,901
5.360% (SOFRRATE + 1.200%) due 11/17/2023 ~		31,400	31,319
Goldman Sachs Group, Inc.
1.217% due 12/06/2023		16,081	15,529
3.625% due 02/20/2024		14,000	13,764
4.250% (BBSW3M + 1.200%) due 05/16/2023 ~	AUD	4,680	3,188
5.442% (US0003M + 0.750%) due 02/23/2023 ~		$13,300	13,307
Hana Bank 5.127% (US0003M + 0.800%) due 07/26/2023 ~		3,900	3,905
HSBC Holdings PLC
4.150% (BBSW3M + 1.100%) due 02/16/2024 ~	AUD	3,600	2,449
5.674% (US0003M + 1.000%) due 05/18/2024 ~		$6,800	6,775
ING Groep NV
4.100% due 10/02/2023		14,686	14,571
5.754% (US0003M + 1.000%) due 10/02/2023 ~		2,790	2,797
International Bank for Reconstruction & Development
2.250% due 01/17/2023	CAD	3,400	2,509
3.829% due 01/13/2023 •		$149,818	149,819
International Finance Corp. 4.413% due 06/30/2023 •		37,000	36,993
Jackson National Life Global Funding 4.278% (SOFRRATE + 0.600%) due 01/06/2023 ~		5,119	5,119
Lloyds Banking Group PLC 4.050% due 08/16/2023		800	795
Mitsubishi UFJ Financial Group, Inc.
5.187% (US0003M + 0.860%) due 07/26/2023 ~		1,676	1,679
5.519% (US0003M + 0.740%) due 03/02/2023 ~		723	723

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2022 (Unaudited)

Mizuho Bank Ltd. 3.530% (BBSW3M + 0.530%) due 10/20/2023 ~	AUD	50,800	34,564
Mizuho Financial Group, Inc. 5.387% (US0003M + 0.630%) due 05/25/2024 ~		$34,200	34,017
Morgan Stanley 5.770% (US0003M + 1.220%) due 05/08/2024 ~		41,421	41,498
Nationwide Building Society 2.000% due 01/27/2023		7,500	7,485
Nordea Bank Abp 1.000% due 06/09/2023		4,300	4,229
NTT Finance Corp.
0.373% due 03/03/2023		800	796
0.583% due 03/01/2024		1,200	1,138
Pacific Life Global Funding 5.051% (SOFRINDX + 0.800%) due 12/06/2024 ~		20,100	20,090
Protective Life Global Funding 5.335% due 12/11/2024 •		8,600	8,602
Royal Bank of Canada 4.404% (SOFRRATE + 0.450%) due 10/26/2023 ~		5,900	5,887
Societe Generale SA 3.871% due 07/15/2023 •	AUD	15,000	10,210
Sumitomo Mitsui Financial Group, Inc. 3.102% due 01/17/2023		$2,685	2,683
Toronto-Dominion Bank
3.918% (SOFRRATE + 0.240%) due 01/06/2023 ~		7,126	7,126
4.448% (SOFRRATE + 0.480%) due 01/27/2023 ~		20,000	20,000
Toyota Motor Credit Corp. 5.050% due 12/11/2023 •		23,300	23,339
Truist Bank 3.000% due 02/02/2023		400	399
UBS AG
0.375% due 06/01/2023		1,500	1,470
4.555% (SOFRRATE + 0.320%) due 06/01/2023 ~		46,900	46,844
Westpac Banking Corp. 5.326% (US0003M + 0.720%) due 05/15/2023 ~		1,900	1,902

			782,697

INDUSTRIALS 6.2%
AbbVie, Inc. 2.850% due 05/14/2023		5,400	5,362
AstraZeneca PLC 0.300% due 05/26/2023		26,700	26,232
Boeing Co. 1.433% due 02/04/2024		81,800	78,424
CenterPoint Energy Resources Corp.
0.700% due 03/02/2023		700	695
5.279% (US0003M + 0.500%) due 03/02/2023 ~		265	265
Daimler Trucks Finance North America LLC 4.779% (SOFRRATE + 0.500%) due 06/14/2023 ~		3,600	3,596
Elevance Health, Inc. 0.450% due 03/15/2023		11,500	11,405
Enbridge, Inc. 0.550% due 10/04/2023		600	580
Gilead Sciences, Inc. 0.750% due 09/29/2023		1,800	1,744
HCA, Inc. 5.000% due 03/15/2024		6,300	6,267
Humana, Inc. 0.650% due 08/03/2023		9,000	8,770
Hyundai Capital America
0.800% due 04/03/2023		23,516	23,244
0.800% due 01/08/2024		13,240	12,601
1.250% due 09/18/2023		14,950	14,493
2.375% due 02/10/2023		2,665	2,659
Kansas City Southern 3.000% due 05/15/2023		10,081	9,994
Leidos, Inc. 2.950% due 05/15/2023		2,300	2,282
Mercedes-Benz Finance North America LLC 5.348% (US0003M + 0.840%) due 05/04/2023 ~		9,000	9,001
Nissan Motor Co. Ltd. 3.043% due 09/15/2023		4,100	4,018
Phillips 66 0.900% due 02/15/2024		3,800	3,633
Pioneer Natural Resources Co. 0.550% due 05/15/2023		6,300	6,197
RELX Capital, Inc. 3.500% due 03/16/2023		13,747	13,693
Schlumberger Investment SA 3.650% due 12/01/2023		800	790
Siemens Financieringsmaatschappij NV 0.400% due 03/11/2023		29,600	29,367
SK Telecom Co. Ltd. 3.750% due 04/16/2023		1,300	1,295

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2022 (Unaudited)

Time Warner Cable Enterprises LLC 8.375% due 03/15/2023		20,647	20,778
Union Pacific Corp. 3.500% due 06/08/2023		300	298
Volkswagen Group of America Finance LLC 3.125% due 05/12/2023		1,300	1,290

			298,973

UTILITIES 1.5%
American Electric Power Co., Inc. 4.920% (US0003M + 0.480%) due 11/01/2023 ~		12,200	12,145
AT&T, Inc. 4.451% (BBSW3M + 1.250%) due 09/19/2023 ~	AUD	700	478
Atmos Energy Corp. 0.625% due 03/09/2023		$23,300	23,130
Florida Power & Light Co. 4.119% (SOFRINDX + 0.380%) due 01/12/2024 ~		3,500	3,476
National Rural Utilities Cooperative Finance Corp. 2.700% due 02/15/2023		1,900	1,896
NextEra Energy Capital Holdings, Inc. 4.465% (SOFRINDX + 0.400%) due 11/03/2023 ~		9,200	9,163
Pacific Gas & Electric Co. 1.700% due 11/15/2023		1,300	1,259
Verizon Communications, Inc. 4.263% (BBSW3M + 1.220%) due 02/17/2023 ~	AUD	27,340	18,622
Virginia Electric & Power Co. 2.750% due 03/15/2023		$2,295	2,286

			72,455

Total Corporate Bonds & Notes (Cost $1,167,447)			1,154,125

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.850% due 01/01/2050		2,500	2,495

Total Municipal Bonds & Notes (Cost $2,474)			2,495

ASSET-BACKED SECURITIES 0.1%
ARI Fleet Lease Trust 1.495% due 04/17/2023		1,274	1,272
DLLST LLC 1.560% due 05/22/2023		349	348
MMAF Equipment Finance LLC 1.482% due 05/03/2023		4,344	4,335

Total Asset-Backed Securities (Cost $5,967)			5,955

SOVEREIGN ISSUES 0.3%
Israel Government International Bond 4.250% due 03/31/2023	ILS	7,100	2,023
Korea Development Bank
5.024% (US0003M + 0.350%) due 02/18/2023 ~		$5,600	5,600
5.529% (US0003M + 1.450%) due 04/16/2023 ~		2,975	2,985
Korea National Oil Corp. 4.954% (US0003M + 0.875%) due 07/16/2023 ~		2,700	2,704

Total Sovereign Issues (Cost $13,367)			13,312

SHORT-TERM INSTRUMENTS 94.9%
CERTIFICATES OF DEPOSIT 0.6%
Barclays Bank PLC 1.050% due 02/01/2023		30,200	30,107

COMMERCIAL PAPER 3.4%
American Electric Power Co., Inc. 4.800% due 01/04/2023		15,500	15,490
Bacardi Martini BV 5.250% due 01/12/2023		2,000	1,997
Bank of Nova Scotia
4.318% due 02/01/2023	CAD	53,500	39,349
4.519% due 02/28/2023		11,000	8,061
Energy Transfer LP 5.080% due 01/05/2023		$10,100	10,092
Humana, Inc. 4.850% due 01/10/2023		2,100	2,097
Royal Bank of Canada
4.291% due 01/31/2023	CAD	47,600	35,011
4.369% due 01/09/2023		59,500	43,889

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2022 (Unaudited)

Toronto-Dominion Bank 4.355% due 01/09/2023		8,500	6,270

			162,256

REPURCHASE AGREEMENTS (d) 55.4%			2,666,574

SHORT-TERM NOTES 21.9%
Federal Home Loan Bank
4.020% due 01/04/2023 (c)		$4,200	4,199
4.310% due 01/03/2023 - 01/25/2023 •		446,900	446,909
4.320% due 01/10/2023 •		86,000	86,000
4.330% due 05/04/2023 •(a)		250,000	250,125
4.345% due 02/21/2023 - 03/06/2023 •		270,500	270,519

			1,057,752

JAPAN TREASURY BILLS 12.3%
(0.185)% due 01/06/2023 - 03/20/2023 (b)(c)	JPY	77,986,000	594,338

U.S. TREASURY BILLS 1.3%
4.170% due 01/26/2023 - 03/30/2023 (b)(c)(f)		$62,279	61,970

Total Short-Term Instruments (Cost $4,540,816)			4,572,997

Total Investments in Securities (Cost $5,730,071)			5,748,884

Total Investments 119.4% (Cost $5,730,071)			$5,748,884
Financial Derivative Instruments (e) (0.7)%(Cost or Premiums, net $0)			(31,593)
Other Assets and Liabilities, net (18.7)%			(901,421)

Net Assets 100.0%			$4,815,870

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2022 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.320%	12/30/2022	01/03/2023	$896,700	U.S. Treasury Bonds 2.500% - 3.125% due 11/15/2041 - 05/15/2047	$(914,980)	$896,700	$897,124
BPS	4.200	01/03/2023	01/04/2023	161,900	U.S. Treasury Notes 3.000% due 06/30/2024	(165,345)	161,900	161,900
4.310	12/30/2022	01/03/2023	5,900	U.S. Treasury Notes 0.625% due 05/15/2030	(6,031)	5,900	5,903
FICC	1.900	12/30/2022	01/03/2023	12,571	U.S. Treasury Bills 0.000% due 06/29/2023	(12,822)	12,571	12,574
JPS	4.350	12/30/2022	01/03/2023	60,000	U.S. Treasury Bonds 2.000% due 02/15/2050	(57,477)	60,000	60,029
MBC	4.310	12/28/2022	01/04/2023	76,500	U.S. Treasury Inflation Protected Securities 0.125% due 02/15/2051	(28,811)	76,500	76,555
U.S. Treasury Notes 0.750% - 2.000% due 02/15/2023 - 01/31/2028	(49,988)
4.310	12/29/2022	01/05/2023	100,000	U.S. Treasury Bonds 2.250% - 3.000% due 11/15/2044 - 08/15/2049	(23,360)	100,000	100,060
U.S. Treasury Notes 0.375% - 1.250% due 07/31/2027 - 08/15/2031	(80,109)
MSR	4.260	01/03/2023	01/04/2023	500,000	U.S. Treasury Notes 0.375% - 1.125% due 01/15/2025 - 11/30/2025	(509,835)	500,000	500,000
4.280	12/30/2022	01/03/2023	500,000	U.S. Treasury Notes 0.375% due 11/30/2025	(510,038)	500,000	500,238
SGY	4.290	12/30/2022	01/03/2023	344,800	U.S. Treasury Bonds 3.000% due 02/15/2048	(305,289)	344,800	344,964
U.S. Treasury Notes 2.750% due 05/31/2029	(45,689)
SSB	1.900	12/30/2022	01/03/2023	8,203	U.S. Treasury Notes 1.875% due 06/30/2026(2)	(8,367)	8,203	8,205

Total Repurchase Agreements	$(2,718,141)	$2,666,574	$2,667,552

Cash of $1,830 has been pledged as collateral under the terms of master agreements as of December 31, 2022.
(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2023	CAD	59,500	$43,620	$0	$(344)
01/2023	JPY	34,542,500	243,191	0	(20,578)
02/2023	CAD	11,000	8,132	1	0
BRC	03/2023	JPY	1,470,000	10,944	0	(392)
CBK	02/2023	AUD	189,416	128,552	0	(653)
03/2023	ILS	7,336	2,150	57	0
JPM	01/2023	363	106	3	0
MBC	01/2023	CAD	8,500	6,231	0	(50)
01/2023	EUR	1,730	1,811	0	(40)
01/2023	$1,543	GBP	1,266	0	(15)
MYI	01/2023	8,173	CAD	11,128	50	0
02/2023	7,017	AUD	10,356	47	0
RBC	01/2023	JPY	702	$5	0	0
SCX	01/2023	KRW	315,452	239	0	(12)
TOR	01/2023	CAD	47,600	34,713	0	(463)
01/2023	JPY	19,187	143	0	(4)
02/2023	CAD	53,500	39,015	0	(521)
UAG	03/2023	JPY	42,006,000	314,953	0	(8,679)

Total Forward Foreign Currency Contracts	$158	$(31,751)

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2022 (Unaudited)

(f)

Securities with an aggregate market value of $21,694 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$782,697	$0	$782,697
Industrials	0	298,973	0	298,973
Utilities	0	72,455	0	72,455
Municipal Bonds & Notes
California	0	2,495	0	2,495
Asset-Backed Securities	0	5,955	0	5,955
Sovereign Issues	0	13,312	0	13,312
Short-Term Instruments
Certificates of Deposit	0	30,107	0	30,107
Commercial Paper	0	162,256	0	162,256
Repurchase Agreements	0	2,666,574	0	2,666,574
Short-Term Notes	0	1,057,752	0	1,057,752
Japan Treasury Bills	0	594,338	0	594,338
U.S. Treasury Bills	0	61,970	0	61,970

Total Investments	$0	$5,748,884	$0	$5,748,884

Financial Derivative Instruments - Assets
Over the counter	$0	$158	$0	$158

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(31,751)	$0	$(31,751)

Total Financial Derivative Instruments	$0	$(31,593)	$0	$(31,593)

Totals	$0	$5,717,291	$0	$5,717,291

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO Short-Term Portfolio	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 168.3% ¤
CORPORATE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Lehman Brothers Holdings, Inc. 1.000% due 09/27/2027 ^(b)	$2,000	$8

Total Corporate Bonds & Notes (Cost $1,036)		8

U.S. GOVERNMENT AGENCIES 84.8%
Fannie Mae
1.494% due 03/25/2027 ~	2	2
1.499% due 03/25/2027 ~	3	3
1.691% due 02/01/2035 •	4	4
1.815% due 01/01/2037 •	1	1
1.816% due 04/01/2037 •	1	1
1.979% due 02/01/2034 •	14	13
1.994% due 01/01/2033 •	4	4
1.995% due 02/01/2035 •	72	70
2.000% due 12/01/2033 •	22	21
2.105% due 12/01/2035 •	157	154
2.119% due 08/01/2032 •	3	2
2.125% due 01/01/2033 •	6	6
2.155% due 03/01/2034 •	10	10
2.172% due 05/01/2037 •	165	161
2.190% due 04/01/2033 •	5	5
2.195% due 01/01/2034 •	1	1
2.214% due 03/01/2035 •	43	42
2.256% due 03/01/2033 •	60	59
2.290% due 01/01/2036 •	1	1
2.305% due 02/01/2034 •	31	31
2.322% due 03/01/2033 •	1	1
2.350% due 04/01/2034 •	6	6
2.375% due 10/01/2024 •	1	1
2.400% due 01/01/2033 •	3	3
2.408% due 03/01/2034 •	67	65
2.425% due 04/01/2035 •	2	2
2.500% due 05/01/2032 - 04/01/2035 •	66	65
2.550% due 03/01/2035 •	1	1
2.563% due 07/01/2033 •	162	158
2.601% due 12/01/2034 •	23	23
2.605% due 04/01/2033 •	78	76
2.647% due 11/01/2035 •	1	1
2.655% due 07/01/2035 •	21	21
2.656% due 01/01/2036 •	1	1
2.665% due 12/01/2032 •	13	13
2.674% due 07/01/2026 •	45	44
2.678% due 05/01/2033 •	4	4
2.697% due 07/01/2027 •	1	1
2.708% due 03/01/2030 •	49	48
2.716% due 10/01/2034 •	36	36
2.744% due 09/01/2033 •	15	15
2.770% due 11/01/2027 •	2	2
2.814% due 06/01/2032 •	2	2
2.836% due 01/01/2036 •	58	58
2.839% due 01/01/2038 •	1	1
2.840% due 02/01/2035 •	10	10
2.842% due 06/01/2037 •	7	6
2.846% due 11/01/2033 •	80	77
2.864% due 11/01/2040 •	2	2
2.873% due 02/01/2036 •	31	30
2.879% due 05/01/2032 •	6	6
2.889% due 07/01/2042 - 07/01/2044 •	171	163
2.893% due 03/01/2034 •	201	196
2.895% due 07/01/2033 •	30	29
2.907% due 07/01/2033 •	1	1
2.913% due 04/01/2033 - 09/01/2033 •	28	27
2.915% due 10/01/2032 - 09/01/2034 •	28	26
2.939% due 09/01/2041 •	11	11
2.945% due 04/01/2034 •	18	18
2.953% due 12/01/2032 •	64	64
2.980% due 02/01/2035 •	6	6
2.988% due 05/01/2036 •	24	25
3.025% due 05/01/2030 •	12	12

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2022 (Unaudited)

3.070% due 04/01/2028 •	12	11
3.098% due 02/01/2034 •	75	73
3.122% due 06/01/2035 •	34	34
3.148% due 03/01/2033 •	13	12
3.156% due 04/01/2035 •	9	9
3.201% due 01/01/2035 •	12	12
3.285% due 05/01/2036 •	21	21
3.389% due 11/01/2035 •	12	11
3.401% due 07/01/2029 •	5	5
3.429% due 02/01/2034 •	17	17
3.434% due 09/01/2035 •	17	17
3.436% due 08/01/2033 •	23	22
3.438% due 05/01/2034 •	5	5
3.448% due 01/01/2035 •	1	1
3.471% due 07/01/2037 •	28	28
3.478% due 11/01/2035 •	3	3
3.481% due 11/01/2035 •	13	13
3.486% due 01/01/2033 •	2	2
3.494% due 10/01/2033 - 04/01/2040 •	110	110
3.500% due 06/01/2034 - 11/01/2036 •	129	127
3.572% due 08/25/2042 ~	11	11
3.575% due 01/01/2033 •	2	2
3.582% due 12/01/2036 •	2	2
3.624% due 07/01/2034 •	49	50
3.625% due 09/01/2033 - 07/01/2035 •	69	68
3.632% due 12/01/2034 •	5	5
3.635% due 05/01/2036 •	33	32
3.644% due 07/01/2035 •	2	2
3.644% due 12/25/2036 ~	38	37
3.647% due 01/01/2035 •	7	7
3.703% due 07/01/2034 •	41	41
3.705% due 06/01/2036 •	6	6
3.741% due 02/01/2037 •	10	11
3.742% due 11/01/2032 •	3	3
3.743% due 08/01/2028 •	72	71
3.794% due 02/01/2035 •	14	14
3.797% due 11/01/2034 •	2	2
3.798% due 08/01/2033 •	1	1
3.807% due 07/01/2035 •	1	1
3.846% due 11/01/2034 •	36	36
3.873% due 12/01/2036 •	41	42
3.875% due 10/01/2034 •	6	6
3.878% due 06/01/2035 •	7	7
3.920% due 11/01/2034 •	9	9
3.926% due 09/01/2033 •	18	18
3.945% due 11/01/2033 •	117	115
3.950% due 11/01/2047 •	108	106
3.952% due 10/01/2035 •	37	38
3.953% due 09/01/2033 •	2	1
3.971% due 08/01/2035 •	14	15
3.977% due 07/01/2035 •	4	4
3.980% due 12/01/2035 •	6	6
3.995% due 11/01/2033 •	62	62
4.000% due 12/01/2033 - 06/01/2034 •	12	12
4.005% due 10/01/2033 •	22	22
4.027% due 11/01/2034 •	4	4
4.060% due 03/01/2030	426	416
4.062% due 01/01/2033 •	2	2
4.065% due 11/01/2033 •	14	13
4.076% due 12/25/2036 •	2	2
4.108% due 01/01/2035 •	19	19
4.120% due 10/01/2035 •	6	6
4.138% due 07/01/2035 •	9	10
4.145% due 05/01/2036 •	14	14
4.205% due 08/01/2033 •	6	6
4.225% due 12/01/2035 •	174	171
4.279% due 11/01/2031 •	10	10
4.315% due 08/01/2037 •	294	290
4.330% due 10/01/2033 •	62	61
4.345% due 06/01/2034 •	71	70
4.354% due 09/17/2027 ~	10	10
4.366% due 09/25/2042 •	108	106
4.393% due 09/01/2035 •	59	58
4.400% due 11/01/2032 •	6	6
4.500% due 11/01/2026 •	24	24
4.509% due 03/25/2034 ~	12	12
4.589% due 05/25/2035 •	2	2
4.616% due 12/25/2023 •	11	11
4.633% due 12/01/2030 •	1	1
4.689% due 01/25/2034 ~	7	7
4.717% due 05/01/2035 •	30	30
4.721% due 09/01/2035 •	49	51
4.739% due 05/18/2032 •	15	15
4.739% due 05/25/2042 ~	12	12
4.766% due 08/01/2026	402	403
4.789% due 06/25/2029 - 12/25/2033 •	20	20

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2022 (Unaudited)

4.789% due 10/18/2030 - 06/25/2032 ~	19	19
4.829% due 05/25/2036 •	5	4
4.839% due 10/25/2030 •	14	14
4.839% due 11/18/2030 ~	8	8
4.845% due 09/01/2037 •	147	147
4.847% due 12/25/2042 ~	68	65
4.889% due 08/25/2031 - 01/25/2033 •	23	22
4.939% due 12/25/2030 •	12	12
4.965% due 05/01/2034 •	49	49
5.039% due 09/25/2023 - 11/25/2031 •	18	18
5.072% due 03/01/2035 •	23	23
5.089% due 04/25/2032 ~	15	15
5.389% due 12/25/2023 ~	13	13
5.389% due 04/25/2032 •	9	9
5.539% due 04/25/2023 - 10/25/2023 •	2	2
5.589% due 01/25/2024 •	4	4
6.000% due 02/25/2044 - 08/25/2044	19	19
6.177% due 09/01/2024 •	54	54
6.250% due 05/25/2042	15	15
6.500% due 11/25/2023 - 01/25/2044	200	206
7.000% due 02/25/2023 - 02/25/2044	18	19
7.500% due 05/25/2042	16	17
8.000% due 11/25/2023 - 10/01/2026	4	4
Freddie Mac
1.802% due 03/01/2035 •	9	9
1.955% due 12/01/2036 •	18	18
2.000% due 12/01/2034 •	97	95
2.008% due 02/01/2037 •	2	2
2.105% due 01/01/2037 •	2	2
2.119% due 01/01/2030 •	15	15
2.322% due 03/01/2036 •	63	64
2.370% due 02/01/2036 •	5	5
2.460% due 02/01/2035 •	34	33
2.490% due 12/01/2032 •	3	3
2.509% due 01/01/2035 •	2	2
2.511% due 04/01/2036 •	92	91
2.530% due 03/01/2036 •	114	112
2.580% due 04/01/2034 •	40	39
2.583% due 03/01/2032 •	21	21
2.597% due 03/01/2036 •	2	2
2.655% due 09/01/2037 •	203	201
2.889% due 02/25/2045 •	110	110
2.928% due 04/01/2034 •	1	1
2.962% due 03/01/2035 •	19	19
3.000% due 02/01/2048	2,574	2,295
3.009% due 01/01/2034 •	68	66
3.039% due 12/01/2035 •	8	8
3.096% due 04/01/2032 •	51	50
3.248% due 10/25/2044 •	260	259
3.250% due 04/01/2032 •	7	7
3.284% due 01/01/2036 •	8	8
3.340% due 05/01/2035 •	61	60
3.448% due 07/25/2044 •	1,213	1,215
3.491% due 07/01/2035 •	1	1
3.581% due 09/01/2034 •	7	6
3.591% due 09/01/2030 •	41	40
3.627% due 07/01/2033 •	1	1
3.729% due 08/01/2035 •	3	3
3.730% due 07/01/2035 •	8	8
3.847% due 01/01/2036 •	2	2
3.851% due 06/01/2035 •	4	4
3.915% due 08/01/2035 •	86	85
3.934% due 04/01/2030 •	24	24
3.975% due 08/01/2033 •	3	3
3.981% due 08/01/2035 •	24	24
4.021% due 09/01/2035 •	3	3
4.051% due 12/01/2034 •	2	2
4.090% due 09/01/2035 •	1	1
4.125% due 11/01/2029 •	10	10
4.129% due 01/01/2030 •	55	53
4.152% due 10/01/2027 •	3	3
4.165% due 11/01/2034 •	121	119
4.182% due 07/01/2037 •	72	71
4.200% due 07/01/2033 •	5	5
4.230% due 11/01/2036 •	233	226
4.235% due 02/01/2036 •	5	5
4.250% due 09/01/2035 •	12	12
4.290% due 07/01/2036 •	68	66
4.303% due 11/01/2036 •	1	1
4.335% due 08/01/2037 •	68	67
4.350% due 11/01/2033 •	13	13
4.353% due 09/01/2034 •	105	103
4.375% due 11/01/2033 - 10/01/2034 •	49	48
4.379% due 08/01/2023 •	1	1
4.405% due 11/01/2036 •	2	2
4.493% due 09/01/2035 •	39	38

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2022 (Unaudited)

4.500% due 04/15/2032	129	127
4.618% due 03/15/2036 •	1	1
4.649% due 08/25/2031 ~	202	200
4.668% due 02/15/2029 •	3	3
4.668% due 03/15/2029 ~	15	15
4.669% due 09/25/2031 •	105	104
4.718% due 07/15/2026 - 11/15/2032 •	18	17
4.718% due 01/15/2033 ~	27	27
4.739% due 06/25/2029 ~	47	46
4.768% due 03/15/2024 - 09/15/2026 •	9	9
4.768% due 08/15/2029 ~	11	11
4.789% due 05/25/2043 ~	706	682
4.818% due 05/15/2023 - 10/15/2026 ~	16	15
4.818% due 01/15/2032 •	2	2
4.868% due 08/15/2029 - 02/15/2032 ~	35	35
4.868% due 03/15/2032 •	5	5
4.918% due 06/15/2029 - 12/15/2031 ~	28	29
5.500% due 10/15/2032	4	4
6.000% due 01/15/2029 - 05/01/2035	14	14
7.000% due 07/15/2027	7	8
Ginnie Mae
1.625% due 12/20/2045 •	92	89
1.750% due 10/20/2029 •	169	163
2.625% (H15T1Y + 1.500%) due 02/20/2025 - 07/20/2026 ~	4	3
2.625% due 01/20/2027 - 09/20/2045 •	413	404
2.875% due 04/20/2033 •	21	21
4.508% due 09/20/2067 •	6,103	6,076
Ginnie Mae, TBA
2.500% due 02/01/2053	900	781
3.500% due 02/01/2053 (f)	5,200	4,782
4.000% due 01/01/2053	200	189
4.500% due 01/01/2053	13,400	13,001
Uniform Mortgage-Backed Security
3.000% due 08/01/2028 - 04/01/2030	119	114
3.500% due 11/01/2044 - 02/01/2050	2,615	2,425
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2037 - 12/01/2051	4,200	3,565
3.000% due 01/01/2038	13,100	12,271
3.000% due 02/01/2053 (f)	19,800	17,397
3.500% due 02/01/2049 (f)	100	91
3.500% due 02/01/2053	40,850	37,141
4.000% due 01/01/2053 (f)	36,200	33,955
4.000% due 03/01/2053	35,500	33,315
4.500% due 02/01/2053	9,500	9,145
6.000% due 01/01/2053 - 02/01/2053	21,300	21,603

Total U.S. Government Agencies (Cost $212,743)		209,713

U.S. TREASURY OBLIGATIONS 2.9%
U.S. Treasury Bonds
3.125% due 02/15/2043 (g)(i)	4,730	4,040
4.000% due 11/15/2042 (a)	1,800	1,763
4.000% due 11/15/2052	1,300	1,302

Total U.S. Treasury Obligations (Cost $8,724)		7,105

NON-AGENCY MORTGAGE-BACKED SECURITIES 41.1%
Adjustable Rate Mortgage Trust
3.611% due 11/25/2035 ^~	86	66
3.711% due 03/25/2035 ~	15	15
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053	1,200	1,024
Ashford Hospitality Trust
5.768% due 06/15/2035 •	400	385
6.168% due 06/15/2035 •	300	286
7.068% due 06/15/2035 •	400	378
BAMLL Commercial Mortgage Securities Trust
5.518% due 03/15/2034 •	100	97
5.918% due 03/15/2034 •	3,170	3,074
Banc of America Funding Trust
3.418% due 05/25/2035 ~	5,230	4,929
4.245% due 11/20/2035 ^~	129	114
Banc of America Mortgage Trust
3.307% due 06/25/2034 ~	17	16
3.507% due 02/25/2034 ~	86	84
3.798% due 11/25/2033 ~	21	19
4.014% due 05/25/2033 ~	31	29
4.071% due 01/25/2034 ~	15	15
4.144% due 09/25/2033 ~	55	49
4.204% due 10/25/2035 ^~	11	10
Barclays Commercial Mortgage Securities Trust 4.314% due 12/15/2051	800	763
BCAP LLC Trust 6.500% due 02/26/2036 ~	432	417
Bear Stearns Adjustable Rate Mortgage Trust
3.149% due 02/25/2034 ~	202	191

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2022 (Unaudited)

3.169% due 07/25/2034 ~	13	12
3.239% due 04/25/2033 ~	16	15
3.250% due 02/25/2033 ~	1	1
3.373% due 02/25/2034 ~	31	29
3.589% due 10/25/2033 ~	4	3
3.830% due 01/25/2034 ~	46	43
3.874% due 01/25/2035 ~	20	19
4.010% due 01/25/2034 ~	143	138
4.340% due 02/25/2033 ~	1	1
4.960% due 01/25/2035 ~	17	15
Bear Stearns ALT-A Trust
3.586% due 11/25/2036 ^~	250	134
4.709% due 02/25/2034 •	195	173
4.729% due 08/25/2036 ^~	4	3
CD Mortgage Trust 3.431% due 08/15/2050	400	368
Chase Mortgage Finance Trust
3.492% due 02/25/2037 ~	209	199
3.941% due 12/25/2035 ^~	30	26
3.946% due 12/25/2035 ^~	22	20
Citigroup Commercial Mortgage Trust 3.778% due 09/10/2058	900	857
Citigroup Mortgage Loan Trust
3.325% due 03/25/2034 ~	28	26
3.950% due 05/25/2035 •	16	15
4.168% due 08/25/2034 ~	1	1
5.189% due 08/25/2035 ^•	90	86
6.080% due 09/25/2035 •	41	40
6.470% due 11/25/2035 ~	25	24
Countrywide Alternative Loan Trust
2.690% due 08/25/2035 ~	1,045	952
3.377% due 10/25/2035 ^~	8	7
4.789% due 06/25/2037 •	779	682
Countrywide Home Loan Mortgage Pass-Through Trust
3.127% due 06/20/2035 ~	43	40
3.647% due 12/25/2033 ~	31	29
3.792% due 11/25/2034 ~	822	743
3.872% due 08/25/2034 ^~	120	103
4.739% due 08/25/2035 ^•	62	14
5.500% due 11/25/2035 ^	68	36
6.537% due 02/20/2036 ^•	20	18
Credit Suisse First Boston Mortgage Securities Corp. 3.440% due 11/25/2032 ~	5	5
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
3.139% due 07/25/2033 ~	47	45
3.522% due 07/25/2033 ~	240	224
3.706% due 01/25/2034 ~	111	104
3.984% due 10/25/2033 ~	21	20
Credit Suisse Mortgage Capital Trust
2.691% due 03/25/2060 ~	788	755
3.023% due 08/25/2060 ~	648	622
CSAIL Commercial Mortgage Trust 3.329% due 06/15/2052	200	177
Ellington Financial Mortgage Trust 2.006% due 05/25/2065 ~	53	52
Extended Stay America Trust 5.398% due 07/15/2038 ~	3,807	3,703
First Horizon Alternative Mortgage Securities Trust
3.662% due 08/25/2034 ~	43	44
4.759% due 07/25/2035 ~	88	60
First Horizon Mortgage Pass-Through Trust
4.659% due 02/25/2035 ~	25	22
5.449% due 02/25/2035 ~	208	195
FWD Securitization Trust 2.240% due 01/25/2050 ~	186	166
GCAT Trust
1.091% due 05/25/2066 ~	5,703	4,563
1.348% due 05/25/2066 ~	588	473
1.503% due 05/25/2066 ~	588	464
GMAC Mortgage Corp. Loan Trust 3.600% due 11/19/2035 ~	37	31
GS Mortgage Securities Corp. Trust
3.104% due 05/10/2034	2,100	1,900
3.924% due 10/10/2032	1,700	1,635
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~	3,160	2,872
GSR Mortgage Loan Trust
2.880% due 03/25/2033 •	2	2
3.028% due 06/25/2034 ~	6	5
3.154% due 06/25/2034 ~	13	12
3.171% due 05/25/2035 ~	42	35
3.487% due 08/25/2034 ~	24	22
3.767% due 09/25/2035 ~	2,073	1,946
4.250% due 09/25/2034 ~	1,179	1,114
4.739% due 01/25/2034 ~	61	61
6.000% due 03/25/2032	2	2

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2022 (Unaudited)

HarborView Mortgage Loan Trust
4.719% due 02/19/2046 •	422	341
4.779% due 05/19/2035 ~	20	18
Impac CMB Trust 5.029% due 08/25/2035 •	532	484
IndyMac Adjustable Rate Mortgage Trust 3.544% due 01/25/2032 ~	10	9
IndyMac INDX Mortgage Loan Trust
4.769% due 09/25/2046 •	243	211
5.169% due 05/25/2034 •	19	17
JP Morgan Alternative Loan Trust 5.500% due 11/25/2036 ^~	19	8
JP Morgan Chase Commercial Mortgage Securities Trust 5.418% due 12/15/2036 •	500	464
JP Morgan Mortgage Trust
3.062% due 11/25/2033 ~	6	6
3.346% due 07/25/2035 ~	126	117
3.416% due 04/25/2035 ~	9	9
3.453% due 07/25/2035 ~	98	92
3.708% due 07/25/2035 ~	3	3
3.879% due 11/25/2035 ^~	73	64
4.059% due 09/25/2034 ~	1	1
4.191% due 11/25/2033 ~	5	5
4.233% due 10/25/2035 ~	121	105
Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ	3,044	2,767
2.734% due 01/25/2060 þ	365	357
MASTR Adjustable Rate Mortgages Trust
2.478% due 02/25/2034 ~	153	127
2.925% due 12/25/2033 ~	16	14
3.565% due 01/25/2036 ~	27	25
3.817% due 01/25/2034 ~	4	3
3.855% due 08/25/2034 ~	201	195
3.874% due 11/21/2034 ~	27	25
4.062% due 08/25/2034 ~	247	234
4.243% due 07/25/2034 ~	189	182
4.500% due 09/25/2033 ~	97	87
Merrill Lynch Mortgage Investors Trust
2.848% due 04/25/2035 ~	159	141
3.046% due 02/25/2035 ~	45	42
3.189% due 02/25/2034 ~	19	15
4.038% due 09/25/2033 ~	5	4
4.386% due 03/25/2028 •	49	46
5.009% due 08/25/2028 ~	323	308
5.049% due 06/25/2028 •	56	51
MFA Trust
1.014% due 01/26/2065 ~	723	663
1.324% due 01/26/2065 ~	258	237
1.479% due 03/25/2065 ~	253	234
1.632% due 01/26/2065 ~	258	237
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~	696	654
Morgan Stanley Bank of America Merrill Lynch Trust 3.732% due 05/15/2048	700	666
Morgan Stanley Capital Trust 2.428% due 04/05/2042 ~	1,800	1,376
Morgan Stanley Mortgage Loan Trust 4.709% due 01/25/2035 •	652	578
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	2,840	2,652
2.750% due 11/25/2059 ~	3,528	3,232
3.500% due 10/25/2059 ~	94	87
New York Mortgage Trust 1.670% due 08/25/2061 þ	3,138	2,828
Nomura Asset Acceptance Corp. Alternative Loan Trust 3.189% due 10/25/2035 ~	19	12
Pepper Residential Securities Trust
5.239% due 11/18/2060 •	109	109
5.353% due 06/20/2060 •	184	183
Prime Mortgage Trust
4.789% due 02/25/2034 •	12	12
6.000% due 02/25/2034	5	5
Residential Asset Mortgage Products Trust 8.500% due 12/25/2031	530	264
Residential Funding Mortgage Securities, Inc. Trust
5.289% due 02/25/2036 ^~	61	51
6.500% due 03/25/2032	7	6
RESIMAC Bastille Trust 5.102% due 09/05/2057 •	70	70
RESIMAC Premier 5.267% due 02/07/2052 •	364	363
Sequoia Mortgage Trust
3.932% due 07/20/2034 ~	13	12
4.008% due 03/20/2035 ~	114	103
5.113% due 04/20/2033 •	12	11
5.153% due 10/20/2027 •	32	31

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2022 (Unaudited)

5.215% due 05/20/2034 ~	126	125
Starwood Mortgage Residential Trust
1.027% due 11/25/2055 ~	286	265
1.439% due 11/25/2055 ~	143	133
1.486% due 04/25/2065 ~	215	198
1.593% due 11/25/2055 ~	143	132
Structured Adjustable Rate Mortgage Loan Trust
3.980% due 09/25/2034 ~	40	38
4.629% due 03/25/2035 •	72	53
4.689% due 09/25/2034 •	82	71
Structured Asset Mortgage Investments Trust
5.019% due 11/19/2033 •	15	14
5.019% due 05/19/2035 •	95	84
5.039% due 02/19/2035 ~	1,329	1,198
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.127% due 09/25/2033 ~	14	13
3.988% due 11/25/2033 ~	10	10
4.616% due 03/25/2033 ~	84	82
5.041% due 06/25/2033 ~	270	261
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	4,697	4,136
2.710% due 01/25/2060 ~	4,402	4,055
2.750% due 06/25/2057 ~	433	413
2.900% due 10/25/2059 ~	5,547	5,177
3.722% due 03/25/2058 ~	1,322	1,249
5.389% due 05/25/2058 ~	5,884	5,834
5.389% due 10/25/2059 ~	204	202
WaMu Mortgage Pass-Through Certificates Trust
3.048% due 08/25/2046 ~	25	22
3.096% due 08/25/2046 •	1,171	894
3.248% due 11/25/2042 ~	62	56
3.448% due 08/25/2042 •	5	5
3.548% due 09/25/2046 •	2,859	2,619
3.813% due 10/25/2035 ^~	356	324
3.833% due 09/25/2035 ~	165	146
4.159% due 08/25/2033 ~	232	214
4.237% due 10/25/2033 ~	81	76
4.929% due 12/25/2045 •	1,299	1,137
4.969% due 07/25/2045 ~	3,544	3,243
4.969% due 10/25/2045 ~	1,103	1,020
4.969% due 12/25/2045 •	988	893
5.189% due 01/25/2045 •	509	469
Washington Mutual Mortgage Pass-Through Certificates Trust
2.975% due 02/25/2033 ~	1	1
3.912% due 11/25/2030 ~	35	34
3.984% due 06/25/2033 ~	7	7
7.000% due 03/25/2034	15	14
Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053	600	510
3.809% due 12/15/2048	300	285
4.023% due 03/15/2052	300	280
5.370% due 12/13/2031 •	2,815	2,778
5.620% due 12/13/2031 ~	2,335	2,297
6.365% due 12/13/2031 ~	160	155
Wells Fargo Mortgage-Backed Securities Trust 4.076% due 08/25/2035 ~	4	4
Worldwide Plaza Trust 3.526% due 11/10/2036	1,000	860

Total Non-Agency Mortgage-Backed Securities (Cost $110,286)		101,503

ASSET-BACKED SECURITIES 38.8%
AccessLex Institute 5.057% due 05/25/2036 •	549	532
Accredited Mortgage Loan Trust 4.655% due 01/25/2035 ~	445	408
Apex Credit CLO Ltd. 5.736% due 09/20/2029 ~	3,209	3,157
Apidos CLO 5.253% due 04/20/2031 •	1,500	1,479
Apres Static CLO Ltd. 5.149% due 10/15/2028 ~	553	546
Ares CLO Ltd. 4.949% due 01/15/2029 ~	1,050	1,037
Arivo Acceptance Auto Loan Receivables Trust 1.190% due 01/15/2027	344	333
Barings CLO Ltd. 5.043% due 01/20/2028 •	1,909	1,901
Bear Stearns Asset-Backed Securities Trust
3.235% due 10/25/2036 ~	674	520
5.389% due 11/25/2042 •	121	118
Benefit Street Partners CLO Ltd. 5.109% due 01/17/2032 ~	3,000	2,938
BXMT Ltd. 5.322% due 11/15/2037 ~	1,000	985

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2022 (Unaudited)

Carrington Mortgage Loan Trust
5.099% due 04/17/2031 ~	6,200	6,090
5.363% due 10/20/2029 •	1,254	1,239
CIT Mortgage Loan Trust 5.739% due 10/25/2037 •	1,327	1,321
College Avenue Student Loans LLC
1.600% due 07/25/2051	837	719
3.280% due 12/28/2048	1,370	1,230
4.130% due 12/26/2047	731	681
5.489% due 07/25/2051 •	478	462
5.589% due 12/26/2047 ~	532	522
Commonbond Student Loan Trust 1.980% due 08/25/2050	604	515
Countrywide Asset-Backed Certificates 4.809% due 08/25/2034 •	1,396	1,307
Countrywide Asset-Backed Certificates Trust 4.929% due 12/25/2034 •	1,472	1,387
Credit Suisse First Boston Mortgage Securities Corp. 6.039% due 05/25/2043 •	128	128
Credit-Based Asset Servicing & Securitization LLC 6.780% due 05/25/2035 þ	368	325
Dryden CLO Ltd. 5.114% due 01/17/2033 •	1,900	1,863
ECMC Group Student Loan Trust 5.389% due 07/25/2069 •	671	656
EFS Volunteer LLC 5.208% due 10/25/2035 •	178	177
EquiFirst Mortgage Loan Trust 5.451% due 09/25/2033 •	55	53
Galaxy CLO Ltd. 5.049% due 10/15/2030 •	2,000	1,956
HERA Commercial Mortgage Ltd. 5.389% due 02/18/2038 ~	500	484
Home Equity Asset Trust 4.989% due 11/25/2032 ~	8	7
Home Equity Mortgage Loan Asset-Backed Trust 5.169% due 10/25/2035 ~	1,600	1,438
HSI Asset Securitization Corp. Trust 4.489% due 10/25/2036 •	5	2
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 6.372% due 05/25/2033 ~	406	385
KKR CLO Ltd. 5.134% due 07/18/2030 ~	943	934
LCCM Trust 5.768% due 11/15/2038 ~	3,800	3,651
LCM LP 5.283% due 10/20/2027 •	284	283
Long Beach Mortgage Loan Trust
4.949% due 10/25/2034 •	736	674
5.089% due 03/25/2032 ~	16	15
5.244% due 07/25/2034 ~	212	201
Madison Park Funding Ltd. 5.233% due 04/20/2032 ~	1,500	1,474
Merrill Lynch Mortgage Investors Trust 5.409% due 07/25/2035 ~	90	90
Morgan Stanley ABS Capital, Inc. Trust 5.034% due 09/25/2035 ~	851	847
Morgan Stanley Dean Witter Capital, Inc. Trust 5.739% due 02/25/2033 •	64	63
Mountain View CLO LLC 5.169% due 10/16/2029 •	1,308	1,294
Nassau Ltd. 5.229% due 10/15/2029 •	1,549	1,529
Nationstar NIM Ltd. 8.000% due 06/25/2037	24	0
Navient Private Education Loan Trust 5.218% due 11/15/2068 •	153	150
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069	818	726
3.010% due 12/15/2059	1,320	1,203
3.130% due 02/15/2068	360	340
3.190% due 02/18/2042	32	32
3.520% due 06/16/2042	29	28
Navient Student Loan Trust 4.000% due 12/15/2059	1,723	1,669
Nelnet Student Loan Trust 1.420% due 04/20/2062	2,344	2,084
Neuberger Berman CLO Ltd. 5.283% due 04/20/2031 ~	1,500	1,475
NovaStar Mortgage Funding Trust 5.129% due 02/25/2034 ~	1,674	1,631
OZLM Ltd. 5.393% due 01/20/2031 ~	2,400	2,361
Pagaya AI Debt Selection Trust 1.530% due 08/15/2029	1,151	1,110

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2022 (Unaudited)

Palmer Square Loan Funding Ltd. 5.475% due 02/20/2028 •	219	218
PRET LLC
1.843% due 09/25/2051 þ	3,088	2,767
1.992% due 02/25/2061 þ	3,856	3,495
2.487% due 10/25/2051 þ	3,245	2,946
Ready Capital Mortgage Financing LLC 6.539% due 02/25/2035 •	413	403
Renaissance Home Equity Loan Trust
5.089% due 08/25/2032 ~	10	9
5.489% due 09/25/2037 •	3,298	1,567
Residential Asset Securities Corp. Trust 4.649% due 07/25/2036 •	1,857	1,846
SLM Private Credit Student Loan Trust
5.039% due 12/15/2039 ~	222	210
5.059% due 06/15/2039 •	3,072	2,895
5.099% due 06/15/2039 ~	1,384	1,314
SMB Private Education Loan Trust
1.290% due 07/15/2053	1,373	1,212
1.600% due 09/15/2054	975	867
2.230% due 09/15/2037	415	379
2.840% due 06/15/2037	411	384
2.880% due 09/15/2034	122	117
3.940% due 02/16/2055	1,270	1,175
4.668% due 02/16/2055 •	1,451	1,408
SoFi Professional Loan Program LLC
2.340% due 04/25/2033	336	329
2.630% due 07/25/2040	473	464
2.650% due 09/25/2040	676	647
2.740% due 05/25/2040	270	266
Sound Point CLO Ltd.
5.223% due 10/20/2030 •	2,000	1,973
5.225% due 01/23/2029 ~	747	737
5.338% due 07/25/2030 •	1,600	1,576
Soundview Home Loan Trust 5.689% due 11/25/2033 •	21	21
Starwood Commercial Mortgage Trust 5.520% due 07/15/2038 •	1,844	1,807
Terwin Mortgage Trust 5.514% due 04/25/2036 ~	1,410	1,390
TruPS Financials Note Securitization Ltd. 6.316% due 09/20/2039 •	2,048	1,946
Upstart Securitization Trust 1.310% due 11/20/2031	865	828

Total Asset-Backed Securities (Cost $101,621)		95,961

SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (e) 0.6%		1,458

U.S. TREASURY BILLS 0.1%
3.323% due 01/10/2023 (c)(d)(i)	306	306

Total Short-Term Instruments (Cost $1,764)		1,764

Total Investments in Securities (Cost $436,174)		416,054

	SHARES
INVESTMENTS IN AFFILIATES 6.3%
SHORT-TERM INSTRUMENTS 6.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.3%
PIMCO Short-Term Floating NAV Portfolio III	1,594,700	15,494

Total Short-Term Instruments (Cost $15,491)		15,494

Total Investments in Affiliates (Cost $15,491)		15,494

Total Investments 174.6% (Cost $451,665)		$431,548
Financial Derivative Instruments (f)(h) (0.0)%(Cost or Premiums, net $2,474)		(115)
Other Assets and Liabilities, net (74.6)%		(184,291)

Net Assets 100.0%		$247,142

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								When-issued security.
(b)								Security is not accruing income as of the date of this report.
(c)								Zero coupon security.
(d)								Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$1,458	U.S. Treasury Bills 0.000% due 06/29/2023			$(1,487)	$1,458	$1,458

Total Repurchase Agreements								$(1,487)	$1,458	$1,458

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (17.0)%
Uniform Mortgage-Backed Security, TBA						2.000%	01/01/2053	$6,700	$(5,421)	$(5,453)
Uniform Mortgage-Backed Security, TBA						3.500	01/01/2053	1,200	(1,103)	(1,091)
Uniform Mortgage-Backed Security, TBA						4.000	01/01/2053	37,900	(36,245)	(35,549)

Total Short Sales (17.0)%									$(42,769)	$(42,093)

(1)								Includes accrued interest.
(f)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures					$96.500	12/15/2023	5	$13	$(5)	$(15)
Call - CME 3-Month SOFR Active Contract December 2023 Futures					98.000	12/15/2023	5	13	(4)	(1)

Total Written Options									$(9)	$(16)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury Ultra Long-Term Bond March Futures				03/2023	16	$2,149		$(23)	$0	$(8)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2022 (Unaudited)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract December Futures				03/2024	10	$(2,387)	$46		$1	$0
3-Month SOFR Active Contract December Futures				03/2025	6	(1,450)	16		0	(1)
3-Month SOFR Active Contract December Futures				03/2026	6	(1,452)	15		0	(1)
3-Month SOFR Active Contract June Futures				09/2024	7	(1,684)	24		0	0
3-Month SOFR Active Contract June Futures				09/2025	6	(1,452)	16		0	(1)
3-Month SOFR Active Contract March Futures				06/2024	9	(2,157)	36		1	0
3-Month SOFR Active Contract March Futures				06/2025	6	(1,451)	16		0	(1)
3-Month SOFR Active Contract March Futures				06/2026	6	(1,452)	15		0	(1)
3-Month SOFR Active Contract September Futures				12/2024	6	(1,448)	18		0	1
3-Month SOFR Active Contract September Futures				12/2025	4	(968)	10		0	1
U.S. Treasury 10-Year Note March Futures				03/2023	357	(40,090)	109		50	0
U.S. Treasury Long-Term Bond March Futures				03/2023	32	(4,011)	(2)		5	0

							$319		$57	$(3)

Total Futures Contracts							$296		$57	$(11)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(1)	1-Day USD-SOFR Compounded-OIS	2.450%	Annual	12/20/2024	$12,000	$(1)	$180	$179	$6	$0
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	6,000	1	88	89	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2025	11,900	333	428	761	15	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	1,000	0	24	24	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027	500	(1)	(44)	(45)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	800	(2)	(58)	(60)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.620	Annual	04/18/2027	700	(2)	(62)	(64)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027	600	(2)	(49)	(51)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	600	(2)	(49)	(51)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027	1,200	(5)	(75)	(80)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027	900	(4)	(51)	(55)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027	800	(4)	(36)	(40)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	700	(3)	(26)	(29)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027	400	(2)	(11)	(13)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027	1,190	0	72	72	3	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	3,400	(25)	(110)	(135)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	2.955	Annual	10/04/2027	800	(6)	(24)	(30)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/13/2027	700	(2)	2	0	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029	7,100	(17)	(788)	(805)	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029	600	(2)	(58)	(60)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.185	Annual	04/21/2029	500	(1)	(41)	(42)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	920	(37)	(111)	(148)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	580	(62)	(4)	(66)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	400	(3)	(11)	(14)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	400	(3)	(10)	(13)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	400	(1)	(59)	(60)	0	(1)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2022 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	400	(1)	(55)	(56)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	400	(1)	(57)	(58)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032	100	0	(14)	(14)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	1,600	(8)	(215)	(223)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	800	(4)	(104)	(108)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	3,430	(247)	(414)	(661)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	2,640	(120)	(276)	(396)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032	400	(6)	(23)	(29)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032	400	(6)	(23)	(29)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	600	(5)	(21)	(26)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	300	(1)	0	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.350	Annual	12/14/2032	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	16,000	1,923	2,550	4,473	65	0
Pay	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023	26,900	(197)	(799)	(996)	0	(15)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	01/26/2024	800	(1)	(36)	(37)	0	(1)
Pay(1)	3-Month USD-LIBOR	1.700	Semi-Annual	03/06/2024	1,700	(2)	(54)	(56)	0	(1)
Receive	3-Month USD-LIBOR	0.928	Semi-Annual	05/06/2026	900	(1)	99	98	1	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026	25,300	(899)	1,917	1,018	40	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026	200	(4)	25	21	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	23,400	1,029	1,032	2,061	38	0
Pay	3-Month USD-LIBOR	1.380	Semi-Annual	01/04/2027	1,100	(2)	(112)	(114)	0	(2)
Pay	3-Month USD-LIBOR	1.570	Semi-Annual	01/12/2027	400	(1)	(37)	(38)	0	(1)
Pay	3-Month USD-LIBOR	1.425	Semi-Annual	01/18/2027	800	(2)	(80)	(82)	0	(1)
Pay	3-Month USD-LIBOR	1.418	Semi-Annual	01/20/2027	400	(1)	(40)	(41)	0	(1)
Pay	3-Month USD-LIBOR	1.580	Semi-Annual	02/16/2027	700	(2)	(65)	(67)	0	(1)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	2,900	201	105	306	5	0
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	38,245	1,607	4,898	6,505	6	0
Pay	3-Month USD-LIBOR	1.265	Semi-Annual	09/28/2028	600	(1)	(80)	(81)	0	(1)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028	2,948	58	(445)	(387)	0	(6)
Receive	3-Month USD-LIBOR	1.379	Semi-Annual	12/22/2028	600	(1)	83	82	1	0
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	01/20/2029	200	0	(26)	(26)	0	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/26/2029	400	(1)	(49)	(50)	0	(1)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029	1,900	(3)	226	223	4	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029	1,400	43	163	206	3	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030	6,300	(75)	908	833	13	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030	3,800	(67)	509	442	8	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030	1,800	(2)	210	208	4	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	24,580	926	3,226	4,152	0	(9)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	706	3	137	140	2	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	500	(45)	(68)	(113)	0	(1)
Receive	3-Month USD-LIBOR	1.405	Semi-Annual	09/07/2031	800	(4)	148	144	2	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	10/05/2031	500	(1)	(89)	(90)	0	(1)
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/15/2031	500	(1)	(88)	(89)	0	(1)
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/22/2031	300	(1)	(52)	(53)	0	(1)
Pay	3-Month USD-LIBOR	1.545	Semi-Annual	10/26/2031	300	(1)	(52)	(53)	0	(1)
Pay	3-Month USD-LIBOR	1.735	Semi-Annual	01/12/2032	300	(1)	(47)	(48)	0	(1)
Pay	3-Month USD-LIBOR	1.655	Semi-Annual	01/24/2032	400	(1)	(66)	(67)	0	(1)
Pay	3-Month USD-LIBOR	1.768	Semi-Annual	02/02/2032	300	(1)	(47)	(48)	0	(1)
Receive	3-Month USD-LIBOR	1.988	Semi-Annual	02/09/2032	200	1	27	28	0	0
Receive	3-Month USD-LIBOR	2.008	Semi-Annual	02/09/2032	300	1	41	42	1	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	100	(1)	28	27	1	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050	300	(1)	103	102	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	700	(4)	227	223	3	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050	300	(1)	103	102	2	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/20/2050	7,500	(32)	2,014	1,982	0	(9)
Pay	3-Month USD-LIBOR	1.524	Semi-Annual	01/19/2051	3,100	(25)	(1,099)	(1,124)	0	(14)
Receive	3-Month USD-LIBOR	1.967	Semi-Annual	06/23/2051	2,000	(15)	582	567	10	0
Receive	3-Month USD-LIBOR	1.968	Semi-Annual	06/23/2051	6,000	(45)	1,746	1,701	30	0
Pay	3-Month USD-LIBOR	1.815	Semi-Annual	01/24/2052	100	(1)	(30)	(31)	0	0
Pay	3-Month USD-LIBOR	1.867	Semi-Annual	01/26/2052	100	(1)	(29)	(30)	0	(1)

Total Swap Agreements						$4,096	$15,534	$19,630	$270	$(154)

(g)

Securities with an aggregate market value of $2,187 and cash of $3,708 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2022 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	500	$(2)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	500	(2)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	01/19/2023	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	01/19/2023	100	(1)	(1)
BPS	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.150	01/09/2023	300	(1)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	01/09/2023	300	(1)	(2)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	01/23/2023	100	0	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.770	01/23/2023	100	0	(1)
BRC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	01/12/2023	300	(1)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	01/12/2023	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	01/19/2023	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	01/19/2023	100	(1)	(1)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	200	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	200	(2)	(3)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.150	01/09/2023	300	(1)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	01/09/2023	300	(1)	(2)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	300	(2)	(4)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	300	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	300	(2)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.781	04/05/2024	300	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.781	04/05/2024	300	(2)	(4)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	300	(2)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	300	(2)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	200	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	200	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	200	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	300	(2)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	300	(2)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	300	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	300	(2)	(4)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2022 (Unaudited)

Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	200	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	200	(1)	(3)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	300	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	300	(1)	(2)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	300	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	300	(1)	(2)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	500	(2)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	500	(2)	(4)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	600	(5)	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	600	(5)	(8)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	300	(2)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	300	(2)	(4)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	01/12/2023	200	(1)	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	01/12/2023	200	(1)	(1)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	300	(2)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	300	(2)	(4)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	200	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	200	(1)	(3)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	200	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	200	(1)	(3)

$(90)	$(94)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	$99.813	02/06/2023	100	$(1)	$(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	100.000	02/06/2023	100	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	101.813	02/06/2023	100	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	102.000	02/06/2023	100	(1)	0
JPM	Put - OTC Fannie Mae 4.500% due 03/01/2053	97.000	03/06/2023	200	(2)	(3)
Put - OTC Fannie Mae 4.500% due 03/01/2053	97.156	03/06/2023	200	(2)	(3)
Call - OTC Fannie Mae 4.500% due 03/01/2053	99.000	03/06/2023	200	(1)	(1)
Call - OTC Fannie Mae 4.500% due 03/01/2053	99.156	03/06/2023	200	(1)	0
Put - OTC Fannie Mae 5.000% due 03/01/2053	98.766	03/06/2023	200	(2)	(3)
Call - OTC Fannie Mae 5.000% due 03/01/2053	100.766	03/06/2023	200	(1)	(1)
SAL	Put - OTC Fannie Mae 5.000% due 03/01/2053	97.578	03/06/2023	100	(1)	(1)
Call - OTC Fannie Mae 5.000% due 03/01/2053	99.578	03/06/2023	100	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	99.750	02/06/2023	500	(3)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	100.000	02/06/2023	200	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	101.750	02/06/2023	500	(3)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	102.000	02/06/2023	200	(1)	0

$(23)	$(20)

Total Written Options	$(113)	$(114)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$44	$(1)	$1	$0	$0

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2022 (Unaudited)

CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	21,959	(632)	653	21	0
FBF	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	200	(1)	(1)	0	(2)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	16	0	0	0	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	36,050	(647)	568	0	(79)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	2	0	0	0	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,150	(183)	186	3	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	99	(4)	4	0	0
MYC	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	8	0	0	0	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,100	(24)	17	0	(7)
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	2,400	11	(22)	0	(11)
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	9,000	(19)	(53)	0	(72)

Total Swap Agreements	$(1,500)	$1,353	$24	$(171)

(i)

Securities with an aggregate market value of $517 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$8	$0	$8
U.S. Government Agencies	0	209,713	0	209,713
U.S. Treasury Obligations	0	7,105	0	7,105
Non-Agency Mortgage-Backed Securities	0	101,503	0	101,503
Asset-Backed Securities	0	95,961	0	95,961
Short-Term Instruments
Repurchase Agreements	0	1,458	0	1,458
U.S. Treasury Bills	0	306	0	306

$0	$416,054	$0	$416,054
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,494	$0	$0	$15,494

Total Investments	$15,494	$416,054	$0	$431,548

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(42,093)	$0	$(42,093)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	327	0	327
Over the counter	0	24	0	24

$0	$351	$0	$351
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(181)	0	(181)
Over the counter	0	(285)	0	(285)

$0	$(466)	$0	$(466)

Total Financial Derivative Instruments	$0	$(115)	$0	$(115)

Totals	$15,494	$373,846	$0	$389,340

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 139.8% ¤
U.S. GOVERNMENT AGENCIES 5.3%
Fannie Mae
2.395% due 12/01/2029 •	$4	$4
2.560% due 08/01/2036 •	14	14
2.709% due 03/01/2035 •	130	130
2.888% due 06/01/2043 •	244	233
2.889% due 02/01/2041 - 10/01/2044 •	942	897
3.050% due 12/01/2029 •	1	1
3.175% due 12/01/2032 •	2	2
3.234% due 05/01/2025 •	1	1
3.257% due 01/01/2036 •	128	128
3.389% due 11/01/2035 •	50	49
3.481% due 11/01/2035 •	60	59
3.644% due 12/25/2036 ~	116	114
3.887% due 03/25/2036 ~	51	51
4.065% due 03/25/2032 •	180	178
4.247% due 10/01/2032 •	3	3
4.270% due 09/01/2028 •	3	3
4.509% due 06/25/2033 •	76	73
4.509% due 03/25/2034 ~	50	50
4.609% due 07/25/2032 ~	137	135
4.723% due 10/01/2025 •	3	3
4.739% due 05/25/2042 ~	90	89
4.848% due 08/01/2028 •	5	5
5.289% due 04/25/2032 ~	32	32
Freddie Mac
0.000% due 07/15/2030 - 01/15/2032 (a)	14,985	10,987
2.051% due 02/01/2035 •	139	136
2.350% due 02/01/2032 •	1	1
2.889% due 02/25/2045 •	236	237
3.157% due 07/01/2029 •	3	3
3.248% due 10/25/2044 •	745	743
3.333% due 05/01/2032 •	4	4
3.431% due 01/01/2032 •	3	3
3.448% due 07/25/2044 •	445	447
3.508% due 06/01/2035 •	512	519
4.136% due 07/25/2031 •	286	282
4.500% due 06/15/2035 - 09/15/2035	426	415
4.605% due 02/01/2025 •	1	1
4.818% due 06/15/2030 - 12/15/2032 •	25	24
4.868% due 06/15/2031 ~	10	10
5.000% due 01/15/2034	1,403	1,397
5.018% due 02/15/2027 •	1	1
5.500% due 11/01/2038 - 10/01/2039	46	46
6.500% due 10/25/2043	355	357
Ginnie Mae
1.750% (H15T1Y + 1.500%) due 10/20/2023 ~	1	1
2.000% (H15T1Y + 1.500%) due 10/20/2024 ~	2	2
2.625% (H15T1Y + 1.500%) due 02/20/2024 - 08/20/2026 ~	64	64
2.625% due 03/20/2025 - 02/20/2030 •	198	192
2.875% (H15T1Y + 1.500%) due 04/20/2023 - 05/20/2024 ~	11	11
2.875% due 04/20/2027 - 04/20/2032 •	8	7
3.000% due 05/20/2030 •	31	30
Israel Government AID Bond 0.000% due 11/01/2024 (c)	39,013	35,857
Resolution Funding Corp. STRIPS(c) 0.000% due 01/15/2030	18,000	13,154
Small Business Administration
4.750% (PRIME - 2.250%) due 05/25/2025 ~	20	20
U.S. Small Business Administration
4.500% due 03/01/2023	4	4
4.760% due 09/01/2025	941	915
4.770% due 04/01/2024	107	105
4.930% due 01/01/2024	58	57
5.240% due 08/01/2023	35	35
Uniform Mortgage-Backed Security
4.000% due 05/01/2030 - 12/01/2041	908	874
4.500% due 04/01/2028 - 11/01/2029	121	120

Total U.S. Government Agencies (Cost $69,553)		69,315

U.S. TREASURY OBLIGATIONS 130.4%
U.S. Treasury Bonds
1.375% due 11/15/2040	37,030	24,094

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

1.375% due 08/15/2050 (e)	354,600	197,170
1.625% due 11/15/2050	214,700	127,826
1.750% due 08/15/2041	12,400	8,492
1.875% due 02/15/2041 (e)	110,500	78,162
2.250% due 02/15/2052	600	417
2.375% due 02/15/2042 (e)	8,200	6,265
2.750% due 11/15/2042 (e)	110,900	88,997
2.875% due 05/15/2043 (e)	140,960	115,185
3.000% due 05/15/2042 (e)	191,000	160,772
3.000% due 11/15/2044	237,300	196,069
3.125% due 02/15/2043	41,250	35,230
3.125% due 08/15/2044	45,000	38,067
3.250% due 05/15/2042 (e)	12,100	10,614
3.625% due 08/15/2043 (e)	53,000	48,772
3.625% due 02/15/2044 (e)	55,000	50,499
3.750% due 11/15/2043	36,220	33,982
4.375% due 02/15/2038	78,530	82,285
4.500% due 05/15/2038	31,463	33,444
U.S. Treasury Notes
0.250% due 07/31/2025	77,900	70,308
1.875% due 08/31/2024	8,680	8,304
2.125% due 03/31/2024 (g)	4,700	4,554
2.125% due 07/31/2024 (g)	21,600	20,781
2.125% due 09/30/2024	27,200	26,107
2.125% due 11/30/2024 (g)	4,000	3,830
2.250% due 03/31/2024	69,500	67,442
2.250% due 10/31/2024	49,610	47,657
2.250% due 11/15/2024	38,950	37,418
2.250% due 11/15/2025	47,400	44,875
2.375% due 02/29/2024 (g)	4,870	4,744
2.375% due 08/15/2024 (g)	4,300	4,150
2.500% due 01/31/2024	12,050	11,770
2.875% due 11/30/2023 (g)	5,010	4,928
2.875% due 05/15/2028	9,680	9,136

Total U.S. Treasury Obligations (Cost $2,285,168)		1,702,346

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.5%
Bear Stearns Adjustable Rate Mortgage Trust
2.875% due 04/25/2033 ~	1	1
3.239% due 04/25/2033 ~	14	14
3.250% due 02/25/2033 ~	4	4
3.818% due 04/25/2033 ~	11	11
4.010% due 01/25/2034 ~	92	89
4.191% due 11/25/2034 ~	241	216
Bear Stearns ALT-A Trust
3.586% due 11/25/2036 ^~	12,286	6,580
3.602% due 11/25/2036 ~	5,766	3,286
4.709% due 02/25/2034 •	697	617
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.639% due 08/25/2035 ~	125	112
Citigroup Mortgage Loan Trust 3.950% due 05/25/2035 •	80	75
Countrywide Alternative Loan Trust
3.048% due 02/25/2036 •	156	139
4.533% due 02/20/2047 ^•	2,609	1,979
4.709% due 02/25/2047 •	240	204
4.749% due 05/25/2047 ~	1,482	1,248
4.773% due 03/20/2046 •	1,922	1,500
4.789% due 05/25/2036 ~	31	26
4.809% due 05/25/2035 •	328	293
4.949% due 12/25/2035 ~	159	139
5.500% due 03/25/2036 ^	849	377
Countrywide Home Loan Mortgage Pass-Through Trust
2.980% due 04/25/2035 ~	203	157
3.501% due 09/20/2036 ^~	2,003	1,735
4.849% due 05/25/2035 ~	535	432
4.969% due 04/25/2035 •	49	45
5.049% due 02/25/2035 ~	333	296
5.069% due 02/25/2035 ~	182	152
Credit Suisse First Boston Mortgage Securities Corp. 0.098% due 06/25/2032 ~	1	1
Downey Savings & Loan Association Mortgage Loan Trust 4.859% due 08/19/2045 •	183	153
GreenPoint Mortgage Funding Trust 4.829% due 06/25/2045 ~	239	218
GSR Mortgage Loan Trust 3.161% due 04/25/2036 ~	1,808	1,255
HarborView Mortgage Loan Trust
4.599% due 03/19/2037 •	695	614
4.779% due 05/19/2035 ~	580	517
Impac CMB Trust 5.389% due 07/25/2033 ~	8	8

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

IndyMac INDX Mortgage Loan Trust 5.029% due 02/25/2035 ~	808	695
JP Morgan Mortgage Trust
3.346% due 07/25/2035 ~	201	186
3.381% due 02/25/2036 ^~	338	265
MASTR Adjustable Rate Mortgages Trust 3.180% due 05/25/2034 ~	74	69
Merrill Lynch Mortgage Investors Trust 6.709% due 12/25/2032 ~	25	22
Residential Accredit Loans, Inc. Trust
3.408% due 09/25/2045 •	194	170
4.689% due 08/25/2035 •	464	350
Residential Asset Mortgage Products Trust 8.500% due 10/25/2031	189	189
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032	12	12
Sequoia Mortgage Trust
5.039% due 10/19/2026 ~	112	107
5.053% due 07/20/2033 ~	316	288
5.058% due 07/20/2033 ~	224	197
Structured Adjustable Rate Mortgage Loan Trust 3.448% due 01/25/2035 ^•	194	161
Structured Asset Mortgage Investments Trust
4.829% due 05/25/2036 •	7,479	5,723
4.919% due 07/19/2034 ~	45	41
5.039% due 03/19/2034 •	94	87
WaMu Mortgage Pass-Through Certificates Trust
2.499% due 12/25/2046 ~	806	705
2.585% due 03/25/2034 ~	33	32
2.737% due 05/25/2046 ~	269	223
2.778% due 01/25/2047 •	370	336
3.028% due 06/25/2046 •	1,085	1,002
3.030% due 12/25/2046 •	535	499
3.048% due 02/25/2046 ~	838	738
3.096% due 07/25/2046 •	2,975	2,421
3.096% due 08/25/2046 •	7,490	5,718
3.248% due 11/25/2042 ~	138	125
3.548% due 09/25/2046 •	1,047	960
3.548% due 10/25/2046 ~	384	340
4.909% due 11/25/2045 ~	542	486
4.929% due 12/25/2045 •	212	197
Washington Mutual Mortgage Pass-Through Certificates Trust
3.269% due 05/25/2033 ~	33	31

Total Non-Agency Mortgage-Backed Securities (Cost $61,447)		44,868

ASSET-BACKED SECURITIES 0.3%
Asset-Backed Securities Corp. Home Equity Loan Trust
4.469% due 05/25/2037 ~	19	13
4.838% due 06/15/2031 ~	268	251
Citigroup Global Markets Mortgage Securities, Inc. 5.739% due 01/25/2032 •	56	57
Credit Suisse First Boston Mortgage Securities Corp. 4.598% due 01/25/2032 •	28	27
Credit-Based Asset Servicing & Securitization Trust 2.909% due 01/25/2037 ^•	874	281
GE-WMC Mortgage Securities Trust 4.469% due 08/25/2036 •	41	18
GSAMP Trust
4.459% due 12/25/2036 ~	410	205
4.569% due 11/25/2035 •	135	15
Home Equity Asset Trust 5.309% due 02/25/2033 ~	1	1
HSI Asset Securitization Corp. Trust 4.489% due 10/25/2036 •	94	38
JP Morgan Mortgage Acquisition Trust 4.549% due 08/25/2036 •	27	12
Lehman ABS Mortgage Loan Trust 4.479% due 06/25/2037 •	368	261
Long Beach Mortgage Loan Trust 4.949% due 10/25/2034 •	1,548	1,418
MASTR Asset-Backed Securities Trust 4.489% due 11/25/2036 •	77	25
Merrill Lynch Mortgage Investors Trust 4.629% due 02/25/2037 •	269	82
Morgan Stanley ABS Capital, Inc. Trust 4.449% due 05/25/2037 ~	150	131
Morgan Stanley IXIS Real Estate Capital Trust 4.439% due 11/25/2036 •	31	11
New Century Home Equity Loan Trust 4.749% due 05/25/2036 •	217	211
Renaissance Home Equity Loan Trust 5.089% due 08/25/2032 ~	2	2

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

Securitized Asset-Backed Receivables LLC Trust
4.509% due 12/25/2036 ^•	1,479	339
4.549% due 11/25/2036 ^•	465	140
Soundview Home Loan Trust
4.469% due 06/25/2037 ~	204	146
4.509% due 11/25/2036 •	461	133

Total Asset-Backed Securities (Cost $7,225)		3,817

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (d) 0.3%		4,528

U.S. TREASURY BILLS 0.0%
4.095% due 02/02/2023 (b)(c)	277	276

Total Short-Term Instruments (Cost $4,804)		4,804

Total Investments in Securities (Cost $2,428,197)		1,825,150

	SHARES
INVESTMENTS IN AFFILIATES 0.5%
SHORT-TERM INSTRUMENTS 0.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III	674,628	6,555

Total Short-Term Instruments (Cost $6,554)		6,555

Total Investments in Affiliates (Cost $6,554)		6,555

Total Investments 140.3% (Cost $2,434,751)		$1,831,705
Financial Derivative Instruments (f)(i) (0.0)%(Cost or Premiums, net $32,589)		(100)
Other Assets and Liabilities, net (40.3)%		(525,714)

Net Assets 100.0%		$1,305,891

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$4,528	U.S. Treasury Notes 0.125% due 05/15/2023	$(4,619)	$4,528	$4,528

Total Repurchase Agreements	$(4,619)	$4,528	$4,528

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	4.430%	12/27/2022	01/03/2023	$(9,108)	$(9,116)
BSN	4.150	11/03/2022	01/04/2023	(95,821)	(96,494)
STR	4.330	01/03/2023	01/04/2023	(437,080)	(437,080)
4.370	12/30/2022	01/03/2023	(410,681)	(410,881)

Total Reverse Repurchase Agreements	$(953,571)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

UBS	4.120%	11/15/2022	01/12/2023	$(33,415)	$(33,603)

Total Sale-Buyback Transactions	$(33,603)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.4)%
Uniform Mortgage-Backed Security, TBA	4.000%	02/01/2053	$17,000	$(16,155)	$(15,950)
Uniform Mortgage-Backed Security, TBA	4.500	02/01/2053	3,000	(2,906)	(2,888)

Total Short Sales (1.4)%	$(19,061)	$(18,838)

(e)	Securities with an aggregate market value of $555,414 have been pledged as collateral under the terms of master agreements as of December 31, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(375,668) at a weighted average interest rate of 2.470%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(34) of deferred price drop.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2023	14,354	$1,611,909	$(10,402)	$0	$(2,019)
U.S. Ultra Treasury Note March Futures	03/2023	2,615	309,305	(2,770)	0	(163)

$(13,172)	$0	$(2,182)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2023	2,406	$(259,679)	$667	$207	$0
U.S. Treasury Long-Term Bond March Futures	03/2023	2,354	(295,059)	1,686	368	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	1,367	(183,605)	964	683	0

$3,317	$1,258	$0

Total Futures Contracts	$(9,855)	$1,258	$(2,182)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(1)	1-Day USD-SOFR Compounded-OIS	3.530%	Annual	06/21/2024	$474,100	$1,162	$(6,366)	$(5,204)	$0	$(221)
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.130	Annual	06/21/2025	1,159,500	1,336	(5,278)	(3,942)	0	(130)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	53,000	10,095	4,513	14,608	261	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	349,800	19,858	10,164	30,022	651	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031	13,500	138	2,796	2,934	25	0
Receive	3-Month USD-LIBOR	2.606	Semi-Annual	12/21/2047	40,000	0	6,743	6,743	238	0

Total Swap Agreements	$32,589	$12,572	$45,161	$1,175	$(351)

(g)

Securities with an aggregate market value of $38,753 and cash of $15,034 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)	This instrument has a forward starting effective date.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
U.S. Government Agencies	$0	$69,315	$0	$69,315
U.S. Treasury Obligations	0	1,702,346	0	1,702,346
Non-Agency Mortgage-Backed Securities	0	44,868	0	44,868
Asset-Backed Securities	0	3,817	0	3,817
Short-Term Instruments
Repurchase Agreements	0	4,528	0	4,528
U.S. Treasury Bills	0	276	0	276

$0	$1,825,150	$0	$1,825,150
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,555	$0	$0	$6,555

Total Investments	$6,555	$1,825,150	$0	$1,831,705

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(18,838)	$0	$(18,838)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$2,433	$0	$2,433

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2022 (Unaudited)

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(2,533)	$0	$(2,533)

Total Financial Derivative Instruments	$0	$(100)	$0	$(100)

Totals	$6,555	$1,806,212	$0	$1,812,767

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO All Asset: Multi-Real Fund (Cayman) Ltd (Cayman Islands exempted company), PIMCO International Portfolio Subsidiary, LLC (Delaware limited liability company), PIMCO Short Asset Portfolio Subsidiary, LLC (Delaware limited liability company) and PIMCO Short-Term Floating NAV III Subsidiary, LLC (Delaware limited liability company), (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III respectively, (“Consolidated Fund”) in order to effect certain investments for the Consolidated Fund consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective offering memorandum and offering memorandum supplement. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III and their Subsidiaries comprising the entire issued share capital of the Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

		Date of	Subsidiary % of Consolidated Fund
Fund Name	Subsidiary	Incorporation	Net Assets
PIMCO All Asset: Multi-Real Fund	PIMCO All Asset: Multi-Real Fund (Cayman) Ltd	06/17/2020	10.0%
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	21.8%
PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary, LLC	03/01/2017	5.7%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV Portfolio III Subsidiary, LLC	03/20/2014	12.3%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value ("NAV") of a Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may its NAV as of the earlier closing time or (ii) calculate its NAV as of the NYSE for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), if the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management

Notes to Financial Statements (Cont.)

investment companies (other than ETFs), a Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Whole loans may be fair valued using inputs that take into account borrower-or loan-level (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio, generally are fair valued in accordance with procedures approved by the Board.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Portfolio's Offering Memorandum.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair

Notes to Financial Statements (Cont.)

value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

Notes to Financial Statements (Cont.)

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios' tax positions for all open tax years. As of December 31, 2022, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state, and local tax returns as required. The Portfolios' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolios may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options. The PIMCO All Asset: Multi-Real Fund may also gain exposure indirectly to commodity markets by investing in the Multi-Real Fund (Cayman) Ltd., which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, a portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Portfolio's income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Portfolio is treated as qualifying dividends; and (iii) that income inclusion by a Portfolio of its Subsidiary's earnings would be treated as other qualifying income if derived with respect to a Portfolio's business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly- owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Portfolio's investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Portfolio's taxable income or any distributions made by a Portfolio or result in the inability of a Portfolio to operate as described in its offering memorandum.

If, during a taxable year, the Subsidiary taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to a Portfolio as a deductible amount for income tax purposes. In the event the Subsidiary taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to a Portfolio as ordinary income for Federal income tax purposes.

4. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolios’ transactions in and earnings from investments in the affiliated Funds for the period ended December 31, 2022 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Portfolio Name	Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$5,506	$6	$(5,511)	$(85)	$84	$0	$7	$0
PIMCO All Authority: Multi-RAE PLUS Fund	0	40,219	(204,52)	(50)	(416)	19,301	629	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Notes to Financial Statements (Cont.)

Portfolio Name	Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO ABS and Short-Term Investments Portfolio	$720,008	$1,905,588	$(2,343,800)	$(4,805)	$4,894	$281,885	$5,288	$0
PIMCO All Asset: Multi-RAE PLUS Fund	91,070	282	(91,183)	(38)	48	179	281	0
PIMCO All Authority: Multi-RAE PLUS Fund	0	45,300	(45,297)	(3)	0	0	12	0
PIMCO All Asset: Multi-Real Fund	125	614,865	(591,200)	(19)	0	23,771	164	0
PIMCO EM Bond and Short-Term Investments Portfolio	14,503	224	(2,000)	(30)	38	12,735	223	0
PIMCO High Yield and Short-Term Investments Portfolio	40,599	81,644	(107,400)	(52)	55	14,846	344	0
PIMCO Investment Grade Credit Bond Portfolio	277,145	1,187,372	(1,337,600)	(18)	7	126,906	2,172	0
PIMCO Long Duration Credit Bond Portfolio	165	5,780,216	(5,779,400)	(451)	0	530	1,216	0
PIMCO Mortgage and Short-Term Investments Portfolio	167	828,431	(828,300)	26	0	324	631	0
PIMCO Municipal Portfolio	3,453	27,086	(27,500)	1	4	3,044	86	0
PIMCO Real Return Portfolio	155	84,835	(82,800)	3	1	2,194	36	0
PIMCO Short-Term Portfolio	37,129	161,258	(182,900)	(1)	8	15,494	259	0
PIMCO U.S. Government and Short-Term Investments Portfolio	188	510,833	(504,500)	34	0	6,555	133	0
PIMCO International Portfolio	133,208	1,785	(37,000)	(567)	631	98,057	1,784	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended December 31, 2022 (amounts in thousands†, except number of shares).

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Market Value at 03/31/2022	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 12/31/2022	Dividend Income	Shares Held at 12/31/2022
XFIT BRANDS INC	$0	$4,074	$0	$0	$(3,802)	$272	$0	68,040,639

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International, Inc.
BOO	BoA Securities, Inc (Repo Only)	GLM	Goldman Sachs Bank USA	NXN	Natixis New York
BOS	BofA Securities, Inc.	GRE	NatWest Markets Securities, Inc.	RBC	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co. LLC	RCY	Royal Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RDR	RBC Capital Markets LLC
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RYL	NatWest Markets Plc
BSH	Banco Santander S.A. - New York Branch	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.
BSN	The Bank of Nova Scotia - Toronto	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
CDC	Natixis Securities Americas LLC	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
CDI	Natixis Singapore	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
CIB	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	STR	State Street FICC Repo
CLY	Crédit Agricole Corporate and Investment Bank	MSC	Morgan Stanley & Co. LLC.	TOR	The Toronto-Dominion Bank
DEU	Deutsche Bank Securities, Inc.	MSR	Morgan Stanley & Co LLC FICC Repo	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC
FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	NOK	Norwegian Krone
AUD	Australian Dollar	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
BRL	Brazilian Real	HUF	Hungarian Forint	PEN	Peruvian New Sol
CAD	Canadian Dollar	IDR	Indonesian Rupiah	SEK	Swedish Krona
CHF	Swiss Franc	ILS	Israeli Shekel	SGD	Singapore Dollar
CLP	Chilean Peso	INR	Indian Rupee	TRY	Turkish New Lira
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	TWD	Taiwanese Dollar
DKK	Danish Krone	KRW	South Korean Won	USD	United States Dollar
EUR	Euro	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
AMNAX	Alerian Midstream Energy Total Return Index	ERADXULT	eRAFI International Large Strategy Index	PIMCODB	PIMCO Custom Commodity Basket
AMZX	Alerian MLP Total Return Index	ERAEMLT	eRAFI Emerging Markets Strategy Index	PRIME	Daily US Prime Rate
BADLARPP	Argentina Badlar Floating Rate Notes	ERAUSLT	eRAFI U.S. Large Strategy Index	RADMFENT	RAFI Dynamic Multi-Factor Emerging Markets Equity ETF
BBSW3M	3 Month Bank Bill Swap Rate	ERAUSST	eRAFI U.S. Small Strategy Index	RADMFXNT	RAFI Dynamic Multi-Factor Developed Ex- U.S. Index
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	EUR001M	1 Month EUR Swap Rate	RU20INTR	Russell 2000 Total Return Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	S&P 500	Standard & Poor's 500 Index
BRENT	Brent Crude	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	JMABNIC	J.P. Morgan Nic Custom Index	SOFRRATE	Secured Overnight Financing Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	LIBOR01M	1 Month USD-LIBOR	TSFR1M	Term SOFR 1-Month
CMBX	Commercial Mortgage-Backed Index	LIBOR03M	3 Month USD-LIBOR	UKRPI	United Kingdom Retail Prices Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	LIBOR06M	6 Month USD-LIBOR	US0001M	ICE 1-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUEAFE	MSCI EAFE Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	ST	State
BAM	Build America Mutual Assurance	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind
AID	Agency International Development	CMBS	Collateralized Mortgage-Backed Security	REIT	Real Estate Investment Trust
ALT	Alternate Loan Trust	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	RMBS	Residential Mortgage-Backed Security
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	OAT	Obligations Assimilables du Trésor	TBD	To-Be-Determined
BRL-CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	oz.	Ounce	WTI	West Texas Intermediate